                                  [BB&T LOGO]

                                   PROSPECTUS

                                  STOCK FUNDS
                                 BALANCED FUND
                            LARGE COMPANY VALUE FUND
                           LARGE COMPANY GROWTH FUND
                               MID CAP VALUE FUND
                              MID CAP GROWTH FUND
                           SMALL COMPANY GROWTH FUND
                           INTERNATIONAL EQUITY FUND

                                   BOND FUNDS
                               TAXABLE BOND FUNDS
                       SHORT U.S. GOVERNMENT INCOME FUND
                     INTERMEDIATE U.S. GOVERNMENT BOND FUND
                        INTERMEDIATE CORPORATE BOND FUND

                              TAX-FREE BOND FUNDS
                   NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                   SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND
                      VIRGINIA INTERMEDIATE TAX-FREE FUND
                    WEST VIRGINIA INTERMEDIATE TAX-FREE FUND

                               MONEY MARKET FUNDS
                            PRIME MONEY MARKET FUND
                        U.S. TREASURY MONEY MARKET FUND

                                 FUNDS OF FUNDS
                    CAPITAL MANAGER CONSERVATIVE GROWTH FUND
                      CAPITAL MANAGER MODERATE GROWTH FUND
                          CAPITAL MANAGER GROWTH FUND
                     CAPITAL MANAGER AGGRESSIVE GROWTH FUND

                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES

                                JANUARY 30, 2002

                                   QUESTIONS?

                              Call 1-800-228-1872
                       or your investment representative.

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

         BB&T FUNDS                                   TABLE OF CONTENTS

                                                      RISK/RETURN SUMMARY AND FUND EXPENSES

                                            [LOGO]
Carefully review this important                           4  Overview
section, which summarizes each                            5  STOCK FUNDS
Fund's investments, risks, past                           6  Balanced Fund
performance, and fees.                                   10  Large Company Value Fund
                                                         13  Large Company Growth Fund
                                                         16  Mid Cap Value Fund
                                                         19  Mid Cap Growth Fund
                                                         22  Small Company Growth Fund
                                                         25  International Equity Fund
                                                         28  BOND FUNDS
                                                         29  Short U.S. Government Income Fund
                                                         32  Intermediate U.S. Government Bond Fund
                                                         35  Intermediate Corporate Bond Fund
                                                         38  North Carolina Intermediate Tax-Free Fund
                                                         41  South Carolina Intermediate Tax-Free Fund
                                                         44  Virginia Intermediate Tax-Free Fund
                                                         47  West Virginia Intermediate Tax-Free Fund
                                                         50  MONEY MARKET FUNDS
                                                         51  Prime Money Market Fund
                                                         55  U.S. Treasury Money Market Fund
                                                         58  FUNDS OF FUNDS
                                                         59  Capital Manager Conservative Growth Fund
                                                         63  Capital Manager Moderate Growth Fund
                                                         68  Capital Manager Growth Fund
                                                         73  Capital Manager Aggressive Growth Fund

                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                            [LOGO]
Review this section for                                  76  STOCK FUNDS
information on investment                                76  Balanced Fund
strategies and their risks.                              76  Large Company Value Fund
                                                         76  Large Company Growth Fund
                                                         76  Mid Cap Value Fund
                                                         76  Mid Cap Growth Fund
                                                         77  Small Company Growth Fund
                                                         77  International Equity Fund
                                                         77  BOND FUNDS
                                                         77  Short U.S. Government Income Fund
                                                         78  Intermediate U.S. Government Bond Fund
                                                         78  Intermediate Corporate Bond Fund
                                                         78  North Carolina Intermediate Tax-Free Fund
                                                         78  South Carolina Intermediate Tax-Free Fund
                                                         78  Virginia Intermediate Tax-Free Fund
                                                         78  West Virginia Intermediate Tax-Free Fund
                                                         79  MONEY MARKET FUNDS
                                                         79  Prime Money Market Fund
                                                         80  FUNDS OF FUNDS
                                                             Capital Manager Conservative Growth Fund
                                                             Capital Manager Moderate Growth Fund
                                                             Capital Manager Growth Fund
                                                             Capital Manager Aggressive Growth Fund

                                                      FUND MANAGEMENT

                                            [LOGO]
Review this section for details on                       87  The Investment Adviser
the people and organizations who                         88  The Investment Sub-Advisers
oversee the Funds.                                       88  Portfolio Managers
                                                         89  The Distributor and Administrator

         BB&T FUNDS                                   TABLE OF CONTENTS


                                                      SHAREHOLDER INFORMATION

                                            [LOGO]
Review this section for details on                       90  Choosing a Share Class
how shares are valued, how to                            92  Pricing of Fund Shares
purchase, sell and exchange                              93  Purchasing and Adding to Your Shares
shares, related charges and                              96  Selling Your Shares
payments of dividends and                                98  General Policies on Selling Shares
distributions.                                           99  Distribution Arrangements/Sales Charges
                                                        102  Distribution and Service (12b-1) Fees
                                                        103  Exchanging Your Shares
                                                        104  Dividends, Distributions and Taxes

                                                      OTHER INFORMATION ABOUT THE FUND

                                            [LOGO]
                                                        105  Financial Highlights

 [LOGO]

 RISK/RETURN SUMMARY AND FUND EXPENSES                  OVERVIEW


    THE FUNDS                             BB&T Funds is a mutual fund family that offers different
                                          classes of shares in separate investment portfolios
                                          ("Funds"). The Funds have individual investment goals and
                                          strategies. This prospectus gives you important information about the Class A Shares, the Class B Shares, and the Class
                                          C Shares of the Stock Funds, the Bond Funds, the Money
                                          Market Funds and the Funds of Funds that you should know
                                          before investing. Each Fund also offers a fourth class of
                                          shares called Trust Shares which is offered in a separate
                                          prospectus. Please read this prospectus and keep it for
                                          future reference.



                                          Each of the Funds in this prospectus is a mutual fund. A
                                          mutual fund pools shareholders' money and, using
                                          professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds,
                                          you should know a few general basics about investing in
                                          mutual funds.



                                          The value of your investment in a Fund is based on the
                                          market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect
                                          securities markets generally, as well as those that affect particular companies or government units. These price
                                          movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.



                                          LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                                          INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A
                                          DEPOSIT OR AN OBLIGATION OF BRANCH BANKING AND TRUST
                                          COMPANY, BB&T CORPORATION, THEIR AFFILIATES, OR ANY BANK. IT
                                          IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.



                                          Each Fund has its own investment goal and strategies for
                                          reaching that goal. However, it cannot be guaranteed that a
                                          Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.



                                          The portfolio manager invests each Fund's assets in a way
                                          that the manager believes will help the Fund achieve its
                                          goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW


                          STOCK FUNDS

                                          These Funds seek long-term capital appreciation, and in some cases current income, and invest primarily in equity and
                                          equity-related securities, principally common stocks.

    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - seeking a long-term goal such as retirement
                                          - looking to add a growth component to your portfolio
                                          - willing to accept the risks of investing in the stock
                                            markets



                                          These Funds may not be appropriate if you are:
                                          - pursuing a short-term goal or investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES                 The Fund's investment objectives are to seek long-term
                                          capital growth and to produce current income.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue these goals, the Fund invests in a broadly
                                          diversified portfolio of equity and debt securities
                                          consisting primarily of common stocks and bonds.



                                          The Fund normally invests between 40-75% of its total assets in equity securities and at least 25% of its total assets in fixed-income senior securities. The portion of the Fund's
                                          assets invested in equity and debt securities will vary
                                          depending upon economic conditions, the general level of
                                          stock prices, interest rates and other factors, including
                                          the risks associated with each investment. The Fund's equity investments consist primarily of common stocks of companies that the Adviser believes are likely to demonstrate superior earnings growth relative to their peers, and which are
                                          selling at attractive valuations. As a result, the Fund will invest in a blend of growth stocks and value stocks. Other equity investments include convertible securities and ADRs.
                                          The Fund's fixed-income investments consist primarily of
                                          "investment-grade" bonds, notes, debentures (bonds, notes
                                          and debentures rated at the time of purchase in one of the four highest rating categories by a nationally recognized
                                          statistical rating organizations (an "NRSRO")) or are
                                          determined by the Adviser to be of comparable quality and
                                          money market instruments. The average dollar-weighted
                                          maturity of the fixed-income portion of the Fund's portfolio will range from one to thirty years.



                                          In managing the equity portion of the Fund, the Adviser
                                          examines a variety of quantitative and qualitative factors in formulating individual stock purchase and sale decisions.
                                          The Adviser selects investments that it believes are
                                          reasonably priced relative to their growth potential.



                                          In managing the fixed income portion of the Fund's
                                          portfolio, the Adviser uses a "top down" investment
                                          management approach focusing on a security's maturity. The
                                          Adviser sets, and continually adjusts, a target for the
                                          interest rate sensitivity of the Fund based upon
                                          expectations about interest rates and other economic
                                          factors. The Adviser then selects individual securities
                                          whose maturities fit this target and which are deemed to be the best relative values.



                                          The Fund may also invest in certain other equity and debt
                                          securities in addition to those described above. For a more complete description of the various securities in which the
                                          Fund may invest, please see Additional Investment Strategies and Risks on page 76 or consult the Statement of Additional
                                          Information ("SAI").

   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                          RISK/RETURN SUMMARY
                          CONTINUED

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.



                                          INVESTMENT STYLE RISK: The possibility that the types of
                                          securities on which the Fund focuses will underperform other kinds of investments or the overall market.



                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Generally, an increase in the average
                                          maturity of the fixed income portion of the Fund will make it more sensitive to interest rate risk.



                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity
                                          date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.



                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.

   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1994                                                                             -1.84%
95                                                                               24.67
96                                                                               11.63
97                                                                               20.83
98                                                                               14.39
99                                                                               -1.76
2000                                                                               0.6
01                                                                              -13.34

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                                                         Best quarter:           10.85%      12/31/98
                                                                         Worst quarter:          -6.71%       3/31/01


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)

                                                                        1 YEAR(2)   5 YEARS(2,3)   SINCE INCEPTION(2,3)
 CLASS A SHARES (with 5.75% sales charge)                                                                (7/1/93)
   BALANCED FUND                                                          -8.86%        4.47%              6.89%
   S&P 500(R) INDEX                                                      -11.88%       10.70%             13.75%(4)
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                      8.42%        7.06%              6.31%(4)
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                                       (7/1/93)
   BALANCED FUND                                                          -7.79%        4.76%              7.03%
   S&P 500(R) INDEX                                                      -11.88%       10.70%             13.75%(4)
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                      8.42%        7.06%              6.31%(4)
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                                       (7/1/93)
   BALANCED FUND                                                          -5.73%        4.74%              6.67%
   S&P 500(R) INDEX                                                      -11.88%       10.70%             13.75%(4)
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                      8.42%        7.06%              6.31%(4)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(3) Class B Shares were not in existence prior to January 1, 1996. Performance for periods prior to January 1, 1996 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(4) Since 6/30/93.
The chart and table on this page show
how the Balanced Fund has performed
and how its performance has varied
from year to year. The bar chart
gives some indication of risk by
showing changes in the Fund's yearly
performance to demonstrate that the
Fund's value varied at different
times. The table below it compares
the Fund's performance over time to
that of the S&P 500(R) Index, a
widely recognized, unmanaged index of
common stocks, and the Lehman
Brothers Intermediate Government Bond
Index, an unmanaged index
representative of the total return of
government bonds with maturities of
less than 10 years. Of course, past
performance does not indicate how the
Fund will perform in the future.
The returns for Class B Shares and
Class C Shares will differ from the
Class A Share returns shown in the
bar chart because of differences in
expenses of each class. The table
assumes that Class B and Class C
shareholders redeem all of their fund
shares at the end of the period
indicated.

   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     --------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     --------------------------------------------------------
                                                     Redemption Fee(5)                          0%        0%        0%



                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES
                                                     Management Fee(6)                       0.74%     0.74%     0.74%
                                                     --------------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee(6)                          0.50%     1.00%     1.00%
                                                     --------------------------------------------------------
                                                     Other Expenses                          0.45%     0.45%     0.45%
                                                     --------------------------------------------------------

                                                       Total Fund Operating Expenses(6)      1.69%     2.19%     2.19%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (6) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.60%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25%. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 1.30%; Class B Shares, 2.05%; and Class C Shares 2.05%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
As an investor in the Balanced
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.
   ------------------------------
CONTINGENT DEFERRED SALES CHARGE


   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.
   ------------------------------

                                               EXPENSE EXAMPLE

                                                                                    1       3        5        10
                                                            BALANCED FUND          YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES                $737   $1,077   $1,440   $2,458
                                                     -------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption           $722   $  985   $1,375   $2,397
                                                     Assuming No Redemption        $222   $  685   $1,175   $2,397
                                                     -------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption           $322   $  685   $1,175   $2,524
                                                     Assuming No Redemption        $222   $  685   $1,175   $2,524

Use the table at right to compare
fees and expenses with those of
other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the
following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the fund's
    operating expenses
Because this example is
hypothetical and for comparison
only, your actual costs will be
different.

   RISK/RETURN SUMMARY AND FUND EXPENSES         LARGE COMPANY VALUE FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital growth, current income or both,
                                          primarily through investment in stocks.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          domestically traded U.S. common stocks of large U.S.
                                          companies whose capitalization is within the range of those companies in the Russell 1000(R) Value Index as well as
                                          American Depositary Receipts ("ADRs").



                                          In managing the Fund, the portfolio manager attempts to
                                          diversify across different economic sectors selecting those stocks that he believes are undervalued and have a favorable outlook. In choosing individual stocks the portfolio manager uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer. While some stocks may be purchased primarily for income, most stocks
                                          will be purchased for capital appreciation. The portfolio
                                          manager will favor stocks of issuers which over a five-year period have achieved cumulative income in excess of the
                                          cumulative dividends paid to shareholders.



                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 76 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.



                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- value stocks -- will underperform other kinds of investments or market averages.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.

   RISK/RETURN SUMMARY AND FUND EXPENSES         LARGE COMPANY VALUE FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1993                                                                              10.1%
94                                                                               -0.54
95                                                                               31.69
96                                                                               21.83
97                                                                               32.83
98                                                                               12.85
99                                                                               -2.47
2000                                                                               6.1
01                                                                                 0.2

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                                                         Best quarter:           16.89%      12/31/98
                                                                         Worst quarter:         -11.00%       9/30/99



The chart and table on this page show
how the Large Company Value Fund has
performed and how its performance has
varied from year to year. The bar
chart gives some indication of risk
by showing changes in the Fund's
yearly performance to demonstrate
that the Fund's value varied at
different times. The table below it
compares the Fund's performance over
time to that of the Russell 1000(R)
Value Index, a widely recognized,
unmanaged index of common stocks that
measures the performance of those
Russell 1000(R) companies with lower
price-to-book ratios and lower
forecasted growth values. Of course,
past performance does not indicate
how the Fund will perform in the
future.

The returns for Class B Shares and
Class C Shares will differ from the
Class A Share returns shown in the
bar chart because of differences in
expenses of each class. The table
assumes that Class B and Class C
shareholders redeem all of their fund
shares at the end of the period
indicated.


                                                   AVERAGE ANNUAL TOTAL RETURNS
                                                   (for the periods ended
                                                   December 31, 2001)(1)


                                                                           1          5              SINCE
                                                                        YEAR(2)   YEARS(2,3)     INCEPTION(2,3)
 CLASS A SHARES (with 5.75% Sales Charge)                                                          (10/9/92)
   LARGE COMPANY VALUE FUND                                              -5.56%      7.94%           11.58%
   RUSSELL 1000(R) VALUE INDEX                                           -5.59%     11.13%           14.49%(5)
   S&P 500(R) INDEX(4)                                                  -11.88%     10.70%           13.75%(5)
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                                 (10/9/92)
   LARGE COMPANY VALUE FUND                                              -4.39%      8.24%           11.74%
   RUSSELL 1000(R) VALUE INDEX                                           -5.51%     11.13%           14.49%(5)
   S&P 500(R) INDEX(4)                                                  -11.88%     10.70%           13.75%(5)
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                                 (10/9/92)
   LARGE COMPANY VALUE FUND                                              -1.06%      7.49%           10.36%
   RUSSELL 1000(R) VALUE INDEX                                           -5.59%     11.13%           14.49%(5)
   S&P 500(R) INDEX(4)                                                  -11.88%     10.70%           13.75%(5)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(3) Class B Shares were not in existence prior to January 1, 1996. Performance for periods prior to January 1, 1996 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(4) The S&P 500 Index is a widely recognized, unmanaged index of common stocks. The benchmark index for the Large Company Value Fund has changed from the S&P 500(R) Index to the Russell 1000(R) Value Index in order to better represent the investment policies for comparison purposes.

(5) Since 9/30/92.

   RISK/RETURN SUMMARY AND FUND EXPENSES         LARGE COMPANY VALUE FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES          CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES    SHARES    SHARES
                                                     Maximum Sales Charge (load) on Purchases  5.75%(2)    None      None
                                                     ---------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None    5.00%(3)  1.00%(4)
                                                     ---------------------------------------------------------------------
                                                     Redemption Fee(5)                             0%        0%        0%



                                                     ANNUAL FUND OPERATING EXPENSES            CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)              SHARES    SHARES    SHARES
                                                     Management Fee(6)                          0.74%     0.74%     0.74%
                                                     ---------------------------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee(6)                             0.50%     1.00%     1.00%
                                                     ---------------------------------------------------------------------
                                                     Other Expenses                             0.39%     0.39%     0.39%
                                                     ---------------------------------------------------------------------

                                                       Total Fund Operating Expenses(6)         1.63%     2.13%     2.13%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (6) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.60%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25%. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 1.24%; Class B Shares, 1.99%; and Class C Shares, 1.99%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
As an investor in the Large
   Company Value Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.
   ------------------------------
CONTINGENT DEFERRED SALES CHARGE


   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.
   ------------------------------

                                               EXPENSE EXAMPLE

                                                                                    1       3        5        10
                                                       LARGE COMPANY VALUE FUND    YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES                $731   $1,060   $1,411   $2,397
                                                     -------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption           $716   $  967   $1,344   $2,335
                                                     Assuming No Redemption        $216   $  667   $1,144   $2,335
                                                     -------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption           $316   $  667   $1,144   $2,462
                                                     Assuming No Redemption        $216   $  667   $1,144   $2,462

Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the fund's
    operating


       expenses
   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LARGE COMPANY GROWTH FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and
                                          equity-related securities of large capitalization growth
                                          companies.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in common
                                          stocks of large capitalization companies that the portfolio manager believes have attractive potential for growth. Large capitalization companies are those companies whose market
                                          capitalization exceeds $10 billion.



                                          In managing the Fund's portfolio, the manager uses a variety of economic projections, quantitative techniques, and
                                          earnings projections in formulating individual stock
                                          purchase and sale decisions. In choosing individual stocks, the portfolio manager uses a quantitative process to
                                          identify companies with a history of above average growth or companies that are expected to enter periods of above
                                          average growth. Some of the criteria that the manager uses to select these companies are return on equity, price and
                                          earnings momentum, earnings surprise, the company's
                                          management and the company's position within its industry.



                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 76 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- large cap growth
                                          stocks -- will underperform other kinds of investments or
                                          market averages.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LARGE COMPANY GROWTH FUND




                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1998                                                                             24.84
99                                                                               36.85
2000                                                                            -13.46
01                                                                              -21.53

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                                                         Best quarter:           29.64%      12/31/99
                                                                         Worst quarter:         -21.53%       3/31/01


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)
The chart and table on this page show
how the Large Company Growth Fund has
performed and how its performance has
varied from year to year. The bar
chart gives some indication of risk
by showing changes in the Fund's
yearly performance to demonstrate
that the Fund's value varied at
different times. The table below it
compares the Fund's performance over
time to that of the S&P 500(R) Index,
a widely recognized, unmanaged index
of common stocks. Of course, past
performance does not indicate how the
Fund will perform in the future.

The returns for Class B Shares and
Class C Shares will differ from the
Class A Share returns shown in the
bar chart because of differences in
expenses of each class. The table
assumes that Class B and Class C
shareholders redeem all of their fund
shares at the end of the period
indicated.

                                                                        1 YEAR(2)   SINCE INCEPTION(2)
 CLASS A SHARES (with 5.75% sales charge)                                               (10/3/97)
   LARGE COMPANY GROWTH FUND                                             -26.04%          1.36%
   S&P 500(R) INDEX                                                      -11.88%          6.03%(3)
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                      (10/3/97)
   LARGE COMPANY GROWTH FUND                                             -25.23%          1.66%
   S&P 500(R) INDEX                                                      -11.88%          6.03%(3)
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                      (10/3/97)
   LARGE COMPANY GROWTH FUND                                             -22.81%          2.09%
   S&P 500(R) INDEX                                                      -11.88%          6.03%(3)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class B Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares.

(3) Since 9/30/97.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LARGE COMPANY GROWTH FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     ------------------------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     ------------------------------------------------------------------
                                                     Redemption Fee(5)                          0%        0%        0%



                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES

                                                     Management Fee(6)                       0.74%     0.74%     0.74%
                                                     ------------------------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee(6)                          0.50%     1.00%     1.00%
                                                     ------------------------------------------------------------------

                                                     Other Expenses                          0.45%     0.45%     0.45%
                                                     ------------------------------------------------------------------

                                                       Total Fund Operating Expenses(6)      1.69%     2.19%     2.19%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (6) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.60%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25%. Total expenses after fee waivers and expense reimbursements for each are expected to be:
                                   Class A Shares, 1.30%; Class B Shares, 2.05%; and Class C Shares 2.05%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
   As an investor in the Large
   Company Growth Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

   ------------------------------
   CONTINGENT DEFERRED SALES
   CHARGE



   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.
   ------------------------------

                                               EXPENSE EXAMPLE

                                                                                         1       3        5        10
                                                        LARGE COMPANY GROWTH FUND       YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES                     $737   $1,077   $1,440   $2,458
                                                     ------------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $722   $  985   $1,375   $2,397
                                                     Assuming No Redemption             $222   $  685   $1,175   $2,397
                                                     ------------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $322   $  685   $1,175   $2,524
                                                     Assuming No Redemption             $222   $  685   $1,175   $2,524

   Use the table at right to
   compare fees and expenses with
   those of other funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

    - $10,000 investment
    - 5% annual return
    - redemption at the end of
      each period
    - no changes in the fund's
      operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES               MID CAP VALUE FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income, with a secondary goal of
                                          moderate capital appreciation.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          domestically traded U.S. common stocks of middle
                                          capitalization U.S. companies whose capitalization is within the range of those companies in the Russell Mid Cap Value
                                          Index as well as American Depository Receipts ("ADRs"). In managing the Fund, the portfolio manager attempts to
                                          diversify across different economic sectors selecting those stocks that he believes are undervalued and have a favorable outlook. In choosing individual stocks the portfolio manager uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer. While some stocks may be purchased primarily for income, most stocks
                                          will be purchased for capital appreciation. The portfolio
                                          manager will favor stocks of issuers which over a five-year period have achieved cumulative income in excess of the
                                          cumulative dividends paid to shareholders. The Fund may also invest in certain other equity securities in addition to
                                          those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 76 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- mid cap value
                                          stocks -- will underperform other kinds of investments or
                                          market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.

   RISK/RETURN SUMMARY AND FUND EXPENSES               MID CAP VALUE FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1, 2)

1997                                                                             22.75%
98                                                                                13.5%
99                                                                               12.21%
2000                                                                              3.16%
01                                                                                4.87%
                                                                                  0.00%

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fee, which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                                                         Best quarter:           12.50%      12/31/98
                                                                         Worst quarter:          -9.54%      09/30/01

   The chart and table on this page
   show how the Mid Cap Value Fund
   has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the S&P
   500(R)/Barra Value Index, a widely
   recognized, unmanaged index of
   those companies making up the S&P
   500(R) Index with a lower price to
   book ratio. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.

   The returns for Class B Shares and
   Class C Shares will differ from
   the Class A Share returns shown in
   the bar chart because of
   differences in expenses of each
   class.


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1, 2)



                                                                        1 YEAR     5 YEARS      SINCE INCEPTION
 CLASS A SHARES (with 5.75% sales charge)                                                           (8/1/96)
   MID CAP VALUE FUND                                                    -1.18%      9.77%           11.05%
   S&P 500(R)/BARRA VALUE INDEX                                         -11.71%      9.49%           11.98%(5)
   LIPPER EQUITY INCOME AVERAGE(3)                                       -5.65%      8.13%           10.08%(5)
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)(4)                               (8/1/96)
   MID CAP VALUE FUND                                                     0.32%     10.12%           11.31%
   S&P 500(R)/BARRA VALUE INDEX                                         -11.71%      9.49%           11.98%(5)
   LIPPER EQUITY INCOME AVERAGE(3)                                       -5.65%      8.13%           10.08%(5)
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)(4)                               (8/1/96)
   MID CAP VALUE FUND                                                     3.16%     10.26%           11.42%
   S&P 500(R)/BARRA VALUE INDEX                                         -11.71%      9.49%           11.98%(5)
   LIPPER EQUITY INCOME AVERAGE(3)                                       -5.65%      8.13%           10.08%(5)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance data includes the performance of the OVB Equity Income Portfolio for the period prior to its consolidation with the BB&T Mid Cap Value Fund on July 23, 2001.

(3) The Lipper Equity Income Average is a widely-recognized average of mutual funds that seek relatively high current income and growth of income through investing in dividend-paying equity securities.

(4) Class B and C Shares were not in existence prior to July 25, 2001. Performance for periods prior to July 25, 2001 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B and C Shares, respectively, but does not reflect Class B and C Shares' 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(5) Since 7/31/96.

   RISK/RETURN SUMMARY AND FUND EXPENSES               MID CAP VALUE FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     ------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     ------------------------------------------------------------------
                                                     Redemption Fee(5)                          0%        0%        0%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES   CLASS A   CLASS B   CLASS C
                                                     PAID FROM FUND ASSETS)                 SHARES    SHARES    SHARES

                                                     Management Fee                          0.74%     0.74%     0.74%
                                                     ------------------------------------------------------------------
                                                     Distribution and Service (12b-1) Fee    0.25%     1.00%     1.00%
                                                     ------------------------------------------------------------------
                                                     Other Expenses                          0.54%     0.54%     0.54%
                                                     ------------------------------------------------------------------
                                                       Total Fund Operating Expenses         1.53%     2.28%     2.28%
                                                     ------------------------------------------------------------------
                                                     Fee Waiver and/or Expense
                                                     Reimbursement(6)                        0.33%     0.33%     0.33%
                                                     ------------------------------------------------------------------
                                                       Net Expenses                          1.20%     1.95%     1.95%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within the one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (6) BB&T has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the BB&T Mid Cap Value Fund to: Class A, 1.20%; Class B, 1.95%; Class C, 1.95%. These waivers will remain in effect until July 6, 2002.

   As an investor in the Mid Cap
   Value Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.
                                               EXPENSE EXAMPLE

                                                                                 1       3        5        10
                                                     MID CAP VALUE FUND         YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES             $690   $1,000   $1,322   $2,267
                                                     ----------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption        $698   $  981   $1,390   $2,401
                                                     Assuming No Redemption     $198   $  681   $1,190   $2,401
                                                     ----------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption        $298   $  681   $1,190   $2,590
                                                     Assuming No Redemption     $198   $  681   $1,190   $2,590

   Use the table at right to
   compare fees and expenses with
   those of other Funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

    - $10,000 investment
    - 5% annual return
    - redemption at the end of
      each period
    - no changes in the Fund's
      operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

                                                      MID CAP GROWTH FUND
   RISK/RETURN SUMMARY AND FUND EXPENSES   (FORMERLY CAPITAL APPRECIATION
   FUND)


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term growth of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in common
                                          stocks of U.S. companies with medium market capitalizations
                                          (approximately $2 to $10 billion) that have an established record of growth and continue to present significant growth potential. In selecting investments for the Fund, the
                                          Adviser will consider growth factors such as a company's new products, changes in management, and business
                                          restructurings. The Adviser will also search for companies that have established records of earnings and sales growth over a period of at least three years that it believes are poised to meet or exceed these figures going forward. These companies generally will have lower amounts of long-term
                                          debt (representing less than 40% of the company's
                                          capitalization); have attractive price/earnings ratios in
                                          relation to a company's 3 to 5-year earnings per share
                                          growth rate; and have stock prices which have outperformed
                                          Standard & Poor's 400 MidCap Index (S&P 400) over the
                                          previous six months. The Adviser will attempt to avoid
                                          overweighting the Fund's position on any specific market
                                          sector (such as technology, consumer staples, etc.) beyond
                                          150% of the weighting that sector has in the Russell MidCap
                                          Growth Index.
                                          The Adviser may sell a stock if a company fails to meet
                                          earnings or revenue expectations or becomes overvalued
                                          (i.e., high price/earnings ratio relative to its earnings
                                          growth). The Adviser may also sell a stock to change the
                                          Fund's weighting in a particular company or industry sector, or if better opportunities are available. Due to its
                                          investment strategy, the Fund may buy and sell securities
                                          frequently. This may result in higher transaction costs and additional capital gains tax liabilities.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 76 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses will underperform other kinds of investments or market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.

                                                      MID CAP GROWTH FUND
   RISK/RETURN SUMMARY AND FUND EXPENSES   (FORMERLY CAPITAL APPRECIATION
                                           FUND)


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1, 2)

1994                                                                             -5.68%
95                                                                               33.04
96                                                                               15.94
97                                                                               26.77
98                                                                                34.7
99                                                                               43.73
2000                                                                            -16.75
01                                                                              -24.33

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                                                         Best quarter:           34.07%      12/31/99
                                                                         Worst quarter:         -20.18%      12/31/00

   The chart and table on this page
   show how the Mid Cap Growth Fund
   has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Russell
   MidCap Growth Index, an unmanaged
   index of common stocks of
   mid-sized companies. Of course,
   past performance does not indicate
   how the Fund will perform in the
   future.

   The returns for Class B Shares and
   Class C Shares will differ from
   the Class A Share returns shown in
   the bar chart because of
   differences in expenses of each
   class.


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1, 2)

                                                                        1 YEAR    5 YEARS   SINCE INCEPTION
 CLASS A SHARES (with 5.75% sales charge)                                                   (12/30/93)
   MID CAP GROWTH FUND                                                  -28.68%    7.83%         10.23%
   RUSSELL MIDCAP GROWTH INDEX                                          -20.15%    9.02%         11.40%(5)
   S&P 500(R) INDEX                                                     -11.88%   10.70%         13.98%(5)
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)(3)                       (12/30/93)
   MID CAP GROWTH FUND                                                  -27.63%    8.18%         10.16%
   RUSSELL MIDCAP GROWTH INDEX                                          -20.15%    9.02%         11.40%(5)
   S&P 500(R) INDEX(4)                                                  -11.88%   10.70%         13.98%(5)
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)(3)                       (12/30/93)
   MID CAP GROWTH FUND                                                  -25.45%    8.32%         10.18%
   RUSSELL MIDCAP GROWTH INDEX                                          -20.15%    9.02%         11.40%(5)
   S&P 500(R) INDEX(4)                                                  -11.88%   10.70%         13.98%(5)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance data includes the performance of the OVB Capital Appreciation Portfolio for the period prior to its consolidation with the BB&T Capital Appreciation Fund on July 23, 2001.

(3) Class B and C Shares were not in existence prior to July 25, 2001. Performance for periods prior to July 25, 2001 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B and C Shares, respectively, but does not reflect Class B and C Shares' 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(4) The S&P 500 Index is a widely recognized, unmanaged index of common stocks. The benchmark for the Capital Appreciation Fund has changed from the S&P 500 Index to the Russell MidCap Growth Index to provide a better comparison for the Fund's investment policies.

(5) Since 12/31/93.
 20

                                                      MID CAP GROWTH FUND
   RISK/RETURN SUMMARY AND FUND EXPENSES   (FORMERLY CAPITAL APPRECIATION
   FUND)




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES    CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)      SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                           5.75%(2)    None      None
                                                     ---------------------------------------------------------------
                                                     Maximum Deferred Sales Charge
                                                     (load)                                None    5.00%(3)  1.00%(4)
                                                     ---------------------------------------------------------------
                                                     Redemption Fee(5)                       0%        0%        0%
                                                     ANNUAL FUND OPERATING EXPENSES      CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)        SHARES    SHARES    SHARES

                                                     Management Fee                       0.74%     0.74%     0.74%
                                                     ---------------------------------------------------------------
                                                     Distribution and Service (12b-1)
                                                     Fee                                  0.25%     1.00%     1.00%
                                                     ---------------------------------------------------------------
                                                     Other Expenses                       0.46%     0.46%     0.46%
                                                     ---------------------------------------------------------------
                                                       Total Fund Operating Expenses      1.45%     2.20%     2.20%
                                                     ---------------------------------------------------------------
                                                     Fee Waiver and/or Expense
                                                     Reimbursement(6)                     0.21%     0.21%     0.21%
                                                     ---------------------------------------------------------------
                                                       Net Expenses                       1.24%     1.99%     1.99%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Agreements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (6) BB&T has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the BB&T Mid Cap Growth Fund to: Class A, 1.24%; Class B, 1.99%; Class C, 1.99%. These waivers will remain in effect until July 6, 2002.

   As an investor in the Mid Cap
   Growth Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                               EXPENSE EXAMPLE

                                                     MID CAP GROWTH              1       3       5        10
                                                     FUND                       YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES             $694   $988    $1,303   $2,193
                                                     ---------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption        $702   $968    $1,361   $2,328
                                                     Assuming No Redemption     $202   $668    $1,161   $2,328
                                                     ---------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption        $302   $668    $1,161   $2,518
                                                     Assuming No Redemption     $202   $668    $1,161   $2,518

   Use the table at right to
   compare fees and expenses with
   those of other Funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

    - $10,000 investment
    - 5% annual return
    - redemption at the end of
      each period
    - no changes in the Fund's
      operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and
                                          equity-related securities of small capitalization growth
                                          companies.
    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in common
                                          stocks of U.S. small capitalization growth companies (market capitalization under $2 billion) which the portfolio manager believes have above-average earnings growth potential.




                                          In managing the Fund's portfolio, the manager initially
                                          screens for "growth" stocks from the universe of companies with market capitalization under $2 billion. The manager
                                          uses fundamental analysis to examine each company for
                                          financial strength before deciding to purchase the stock.




                                          The Fund generally will sell a stock when, in the portfolio manager's opinion, there is a deterioration in the company's fundamentals, the company fails to meet performance
                                          expectations or the stock's relative price momentum declines meaningfully.




                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and Risk on page 76 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          SMALL COMPANY RISK: Investing in smaller, lesser-known
                                          companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited
                                          flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- small company growth stocks -- will underperform other kinds of investments or
                                          market averages.




                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND




                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1995                                                                             45.38
96                                                                               30.77
97                                                                                4.69
98                                                                                3.03
99                                                                               72.23
2000                                                                            -15.33
01                                                                              -37.09

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                                                         Best quarter:           47.83%      12/31/99
                                                                         Worst quarter:         -29.56%       9/30/01


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2001)(1)
The table on this page shows how the
Small Company Growth Fund has
performed and how its performance has
varied from year to year. The bar
chart gives some indication of risk
by showing changes in the Fund's
yearly performance to demonstrate
that the Fund's value varied at
different times. The table below it
compares the Fund's performance over
time to that of the Russell 2000(R)
Index, an unmanaged index generally
representative of domestically funded
common stocks of small to mid-sized
companies. Of course, past
performance does not indicate how the
Fund will perform in the future.
The returns for Class B Shares and
Class C Shares will differ from the
Class A Share returns shown in the
bar chart because of differences in
expenses of each class. The table
assumes that Class B and Class C
shareholders redeem all of their fund
shares at the end of the period
indicated.

                                                                        1 YEAR(2)    5 YEARS(2,3)   SINCE INCEPTION(2,3)
 CLASS A SHARES (with 5.75% sales charge)                                                             (12/7/94)
   SMALL COMPANY GROWTH FUND                                             -40.70%        -1.38%          9.34%
   RUSSELL 2000(R) INDEX                                                   2.49%         7.52%        11.83%(4)
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                                    (12/7/94)
   SMALL COMPANY GROWTH FUND                                             -40.06%        -1.05%          9.56%
   RUSSELL 2000(R) INDEX                                                   2.49%         7.52%        11.83%(4)
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                                    (12/7/94)
   SMALL COMPANY GROWTH FUND                                             -40.75%        -1.86%          8.95%
   RUSSELL 2000(R) INDEX                                                   2.49%         7.52%        11.83%(4)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(3) Class B Shares were not in existence prior to January 1, 1996. Performance for periods prior to January 1, 1996 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(4) Since 11/30/94.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     ------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     ------------------------------------------------------------------

                                                     Redemption Fee(5)                          0%        0%        0%



                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES

                                                     Management Fee                          1.00%     1.00%     1.00%
                                                     ------------------------------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(6)                                  0.50%     1.00%     1.00%
                                                     ------------------------------------------------------------------

                                                     Other Expenses                          0.47%     0.47%     0.47%
                                                     ------------------------------------------------------------------

                                                       Total Fund Operating Expenses(6)      1.97%     2.47%     2.47%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemption within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (6) For the current fiscal year, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25%. Total expenses after fee waivers and expense reimbursements for Class A Shares are expected to be limited to 1.72%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the Small
   Company Growth Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

   ------------------------------
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

   ------------------------------

                                               EXPENSE EXAMPLE

                                                                                         1       3        5        10
                                                        SMALL COMPANY GROWTH FUND       YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES                     $763   $1,158   $1,576   $2,739
                                                     ------------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $750   $1,070   $1,516   $2,683
                                                     Assuming No Redemption             $250   $  770   $1,316   $2,683
                                                     ------------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $350   $  770   $1,316   $2,806
                                                     Assuming No Redemption             $250   $  770   $1,316   $2,806

Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES        INTERNATIONAL EQUITY FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation through
                                          investment primarily in equity securities of foreign
                                          issuers.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          non-dollar denominated stocks of foreign issuers located in countries included in the Morgan Stanley Capital
                                          International Europe, Australasia and the Far East ("EAFE")
                                          Index. The Fund may also invest its assets in stocks of
                                          companies that are listed or operate in emerging economies.
                                          The Fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.



                                          In managing the Fund's portfolio, emphasis is placed on
                                          adding value through stock selection. Factors that the
                                          Adviser considers will include cash flow returns on
                                          investment, forecast P/E ratios, enterprise values and
                                          balance sheet strength. A security's earnings trend and its price momentum will also be factors considered in security selection. The Adviser will examine each company for
                                          financial soundness before deciding to purchase its stock.
                                          The Adviser will also consider issues such as prospects for relative economic growth among certain foreign countries,
                                          expected levels of inflation, government policies
                                          influencing business conditions and the outlook for currency relationships.



                                          The Fund generally will sell a stock when it reaches a
                                          target price, which is when the Adviser believes it is fully valued or when, in the Adviser's opinion, conditions change such that the risk of continuing to hold the stock is
                                          unacceptable when compared to the growth potential.



                                          In an attempt to reduce portfolio risk, the Adviser will
                                          diversify investments across countries, industry groups and companies with investment at all times in at least three
                                          foreign countries.



                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 76 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- foreign value
                                          stocks -- will underperform other kinds of investments or
                                          market averages.

                                          FOREIGN INVESTMENT RISK: Foreign securities involve risks
                                          not typically associated with investing in U.S. securities.
                                          Foreign securities may be adversely affected by myriad
                                          factors, including currency fluctuations and social,
                                          economic or political instability.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.

   RISK/RETURN SUMMARY AND FUND EXPENSES        INTERNATIONAL EQUITY FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1998                                                                             11.13
99                                                                               37.97
2000                                                                             -18.7
01                                                                              -21.37

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                                                         Best quarter:           24.71%      12/31/99
                                                                         Worst quarter:         -15.87%       9/30/98


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2001)(1)
The chart and table on this page show
how the International Equity Fund has
performed and how its performance has
varied from year to year. The bar
chart gives some indication of risk
by showing changes in the Fund's
yearly performance to demonstrate
that the Fund's value varied at
different times. The table below it
compares the Fund's performance over
time to that of the Morgan Stanley
Capital International Europe,
Australasia and Far East ("EAFE")
Index, a widely recognized, unmanaged
index generally representative of the
performance of stock markets in those
regions. Of course, past performance
does not indicate how the Fund will
perform in the future.
The returns for Class B Shares and
Class C Shares will differ from the
Class A Share returns shown in the
bar chart because of differences in
expenses of each class. The table
assumes that Class B and Class C
shareholders redeem all of their fund
shares at the end of the period
indicated.

                                                                        1 YEAR(2)    SINCE INCEPTION(2)
 CLASS A SHARES (with 5.75% sales charge)                                              (1/2/97)
   INTERNATIONAL EQUITY FUND                                             -25.87%        -0.33%
   MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX                       -21.44%         0.89%    (3)
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                     (1/2/97)
   INTERNATIONAL EQUITY FUND                                             -25.16%        -0.17%
   MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX                       -21.44%         0.89%    (3)
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                     (1/2/97)
   INTERNATIONAL EQUITY FUND                                             -22.04%         0.15%
   MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX                       -21.44%         0.89%    (3)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class B Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares.

(3) Since 12/31/96.

   RISK/RETURN SUMMARY AND FUND EXPENSES        INTERNATIONAL EQUITY FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     ------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     ------------------------------------------------------------------
                                                     Redemption Fee(5)                          0%        0%        0%



                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES

                                                     Management Fee                          1.00%     1.00%     1.00%
                                                     ------------------------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee(6)                          0.50%     1.00%     1.00%
                                                     ------------------------------------------------------------------

                                                     Other Expenses                          0.48%     0.48%     0.48%
                                                     ------------------------------------------------------------------

                                                       Total Fund Operating Expenses(6)      1.98%     2.48%     2.48%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (6) For the current fiscal year, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25%. Total expenses after fee waivers and expense reimbursements for Class A Shares are expected to be limited to 1.74%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the
   International Equity Fund, you
   will pay the following fees
   and expenses when you buy and
   hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

   ------------------------------
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

   ------------------------------

                                               EXPENSE EXAMPLE

                                                                                         1       3        5        10
                                                        INTERNATIONAL EQUITY FUND       YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES                     $764   $1,161   $1,581   $2,749
                                                     ------------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $751   $1,073   $1,521   $2,693
                                                     Assuming No Redemption             $251   $  773   $1,321   $2,693
                                                     ------------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $351   $  773   $1,321   $2,816
                                                     Assuming No Redemption             $251   $  773   $1,321   $2,816

Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW


                          BOND FUNDS

    TAXABLE BOND FUNDS                    The Short U.S. Government Income Fund, the Intermediate U.S.
                                          Government Bond Fund and the Intermediate Corporate Bond
                                          Fund seek current income consistent with the preservation of capital and invest primarily in fixed income securities,
                                          such as U.S. government securities, or corporate, bank and commercial obligations.



    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - looking to add a monthly income component to your
                                            portfolio
                                          - willing to accept the risks of price and dividend
                                            fluctuations



                                          These Funds may not be appropriate if you are:
                                          - investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value



    TAX-FREE BOND FUNDS                   The North Carolina Intermediate Tax-Free Fund, the South
                                          Carolina Intermediate Tax-Free Fund, the Virginia
                                          Intermediate Tax-Free Fund, and the West Virginia
                                          Intermediate Tax-Free Fund seek tax-exempt income and invest primarily in municipal securities which are exempt from
                                          federal and, respectively, North Carolina, South Carolina,
                                          Virginia, or West Virginia income taxes.



    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - looking to add a monthly income component to your
                                            portfolio.
                                          - seeking monthly federal and North Carolina, South
                                          Carolina, Virginia, or West Virginia tax-exempt dividends
                                          - willing to accept the risks of price and dividend
                                            fluctuations



                                          These Funds may not be appropriate if you are:
                                          - investing through a tax-exempt retirement plan
                                          - uncomfortable with an investment that will fluctuate in
                                            value
                                          - investing emergency reserves

                                        SHORT U.S. GOVERNMENT INCOME FUND
   RISK/RETURN SUMMARY AND FUND EXPENSES     (FORMERLY SHORT-INTERMEDIATE
   U.S. GOVERNMENT INCOME FUND)


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.




    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          securities issued or guaranteed by the U.S. Government or
                                          its agencies or instrumentalities ("U.S. Government
                                          Securities"), some of which may be subject to repurchase
                                          agreements, or in "high grade" (rated at the time of
                                          purchase in one of the three highest rating categories by an
                                          NRSRO or are determined by the portfolio manager to be of
                                          comparable quality) collateralized mortgage obligations
                                          ("CMOs"). The Fund may also invest in short-term
                                          obligations, commercial bonds and the shares of other
                                          investment companies. The duration range of the Fund will be from 1.5 to 3.5.



                                          In managing the portfolio, the manager uses a "top down"
                                          investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual
                                          securities selection. The manager sets and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund's holdings based upon expectations about interest rates and other economic factors. The manager then selects
                                          individual securities consistent with the target by looking for the best relative values within particular sectors.



                                          The Fund may also invest in certain other debt securities.
                                          For a more complete description of the various securities in which the Fund may invest, please see Additional Investment
                                          Strategies and Risks on page 76 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:



                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.



                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.



                                          PREPAYMENT/ CALL RISK: If a significant number of the
                                          mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                          that, during periods of declining interest rates, a bond
                                          issuer will "call" -- or repay -- higher-yielding bonds
                                          before their stated maturity date. In both cases, investors receive their principal back and are typically forced to
                                          reinvest it in bonds that pay lower interest rates. Rapid
                                          changes in prepayment and call rates can cause bond prices and yields to be volatile.



                                          ESTIMATED MATURITY RISK:The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.



                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.

                                        SHORT U.S. GOVERNMENT INCOME FUND
   RISK/RETURN SUMMARY AND FUND EXPENSES     (FORMERLY SHORT-INTERMEDIATE
   U.S. GOVERNMENT INCOME FUND)


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1993                                                                              6.61
94                                                                               -2.19
95                                                                               12.45
96                                                                                 2.8
97                                                                                6.11
98                                                                                6.66
99                                                                                1.26
2000                                                                              8.04
01                                                                                6.51

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                                                         Best quarter:            4.06%       6/30/95
                                                                         Worst quarter:          -1.75%       3/31/94


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2001)(1)
The chart and table on this page show
how the Short U.S. Government Income
Fund has performed and how its
performance has varied from year to
year. The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance to
demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
Merrill Lynch 1-5 Year U.S.
Government Bond Index, an unmanaged
index representative of the total
return of government bonds with
maturities between 1 and 5 years. Of
course, past performance does not
indicate how the Fund will perform in
the future.

                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 CLASS A SHARES (with 3.00% sales charge)                                                            (11/30/92)
   SHORT U.S. GOVERNMENT INCOME FUND                                      3.35%         5.05%             5.02%
   MERRILL LYNCH 1-5 YEAR U.S. GOVERNMENT BOND INDEX                      8.53%         6.85%             6.44%

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

                                        SHORT U.S. GOVERNMENT INCOME FUND
   RISK/RETURN SUMMARY AND FUND EXPENSES     (FORMERLY SHORT-INTERMEDIATE
   U.S. GOVERNMENT INCOME FUND)


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                  3.00%(2)
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(3)                             0%

                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A
                                                     (FEES PAID FROM FUND ASSETS)              SHARES

                                                     Management Fee(4)                          0.60%
                                                     -----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee(4)                             0.50%
                                                     -----------------------------------------------------

                                                     Other Expenses(4)                          0.33%
                                                     -----------------------------------------------------

                                                       Total Fund Operating Expenses(4)         1.43%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (4) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, distribution and service (12b-1) fees are expected to be limited to 0.25% and other expenses are expected to be limited to 0.28%. Total expenses after fee waivers and expense reimbursements are expected to be 1.03%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
As an investor in the Short U.S.
   Government Income Fund, you
   will pay the following fees
   and expenses when you buy and
   hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                               EXPENSE EXAMPLE

                                                       SHORT U.S. GOVERNMENT       1       3       5        10
                                                            INCOME FUND           YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES               $441   $739    $1,058   $1,962

Use the table at right to compare
   fees and expenses with those
   of other Funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES     INTERMEDIATE U.S. GOVERNMENT
                                             BOND FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          securities issued or guaranteed by the U.S. Government or
                                          its agencies or instrumentalities ("U.S. Government
                                          Securities"), some of which may be subject to repurchase
                                          agreements, or in "high grade" (rated at the time of
                                          purchase in one of the three highest rating categories by an
                                          NRSRO or are determined by the portfolio manager to be of
                                          comparable quality) collateralized mortgage obligations
                                          ("CMOs"). The Fund may also invest in short-term
                                          obligations, commercial bonds and the shares of other
                                          investment companies. The duration range of the Fund will be from 3.5 to 7.0.



                                          In managing the portfolio, the manager uses a "top down"
                                          investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual
                                          securities selection. The manager sets and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund's holdings based upon expectations about interest rates and other economic factors. The manager then selects
                                          individual securities consistent with the target by looking for the best relative values within particular sectors.



                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 76 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          PREPAYMENT/CALL RISK: If a significant number of the
                                          mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                          that, during periods of declining interest rates, a bond
                                          issuer will "call" -- or repay -- higher-yielding bonds
                                          before their stated maturity date. In both cases, investors receive their principal back and are typically forced to
                                          reinvest it in bonds that pay lower interest rates. Rapid
                                          changes in prepayment and call rates can cause bond prices and yields to be volatile.



                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.



                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating the greater its credit risk.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.

   RISK/RETURN SUMMARY AND FUND EXPENSES     INTERMEDIATE U.S. GOVERNMENT
   BOND FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1993                                                                              9.89
94                                                                               -4.25
95                                                                               17.81
96                                                                                1.91
97                                                                                8.31
98                                                                                9.31
99                                                                               -2.53
2000                                                                             11.78
01                                                                                6.26

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                                                         Best quarter:            6.44%       6/30/95
                                                                         Worst quarter:          -3.24%       3/31/94


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2001)(1)
The chart and table on this page show
how the Intermediate U.S. Government
Bond Fund has performed and how its
performance has varied from year to
year. The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance to
demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
Merrill Lynch 5-10 Year U.S.
Government Index, an unmanaged index
generally representative of the total
return of government bonds with
maturities between 5 and 10 years. Of
course, past performance does not
indicate how the Fund will perform in
the future.
The returns for Class B Shares and
Class C Shares will differ from the
Class A Share returns shown in the
bar chart because of differences in
expenses of each class. The table
assumes that Class B and Class C
shareholders redeem all of their fund
shares at the end of the period
indicated.

                                                                        1 YEAR(2)    5 YEARS(2,3)   SINCE INCEPTION(2,3)
 CLASS A SHARES (with 5.75% Sales Charge)                                                             (10/9/92)
   INTERMEDIATE U.S. GOVERNMENT BOND FUND                                  0.18%         5.27%          5.42%
   MERRILL LYNCH 5-10 YEAR U.S. GOVERNMENT INDEX                           7.34%         7.66%          7.27%
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                                    (10/9/92)
   INTERMEDIATE U.S. GOVERNMENT BOND FUND                                  1.37%         5.57%          5.50%
   MERRILL LYNCH 5-10 YEAR U.S. GOVERNMENT INDEX                           7.34%         7.66%          7.27%
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                                    (10/9/92)
   INTERMEDIATE U.S. GOVERNMENT BOND FUND                                  5.79%         8.91%          8.05%
   MERRILL LYNCH 5-10 YEAR U.S. GOVERNMENT INDEX                           7.34%         7.66%          7.27%

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(3) Class B Shares were not in existence prior to January 1, 1996. Performance for periods prior to January 1, 1996 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

   RISK/RETURN SUMMARY AND FUND EXPENSES     INTERMEDIATE U.S. GOVERNMENT
   BOND FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     ------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     ------------------------------------------------------------------
                                                     Redemption Fee(5)                          0%        0%        0%



                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES
                                                     Management Fee(6)                       0.60%     0.60%     0.60%
                                                     ------------------------------------------------------------------
                                                     Distribution and Service (12b-1)
                                                     Fee(6)                                  0.50%     1.00%     1.00%
                                                     ------------------------------------------------------------------
                                                     Other Expenses                          0.35%     0.35%     0.35%
                                                     ------------------------------------------------------------------

                                                       Total Fund Operating Expenses(6)      1.45%     1.95%     1.95%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (6) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25%. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 1.11%; Class B Shares, 1.86%; and Class C Shares, 1.86%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the
   Intermediate U.S. Government
   Bond Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.
   ------------------------------
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.
   ------------------------------

                                               EXPENSE EXAMPLE

                                                      INTERMEDIATE U.S. GOVERNMENT       1       3        5        10
                                                                BOND FUND               YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES                     $714   $1,007   $1,322   $2,210
                                                     ------------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $698   $  912   $1,252   $2,146
                                                     Assuming No Redemption             $198   $  612   $1,052   $2,146
                                                     ------------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $298   $  612   $1,052   $2,275
                                                     Assuming No Redemption             $198   $  612   $1,052   $2,275

Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES      INTERMEDIATE CORPORATE BOND
   FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests in a diversified
                                          portfolio of corporate bonds and securities issued or
                                          guaranteed by the U.S. government, its agencies or
                                          instrumentalities. The Fund will investment primarily in
                                          "investment grade" corporate bonds (bonds rated at the time of purchase in one of the four highest rating categories by an NRSRO or are determined by the portfolio manager to be of comparable quality). The Fund may also invest up to 15% of its total assets in bonds rated below investment grade. The duration range of the Fund will be from 3.0 to 7.0.



                                          In managing the portfolio, the manager uses a "top down"
                                          investment management approach focusing on interest rate
                                          risk, allocation among sectors, credit risk, and individual securities selection. The manager sets and continually
                                          adjust, a target for the interest rate sensitivity of the
                                          Fund's holdings based upon expectations about interest rates and other economic factors. The manager then selects
                                          individual securities consistent with the target by looking for the best relative values within particular sectors.



                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 76 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          PREPAYMENT/CALL RISK: If a significant number of the
                                          mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                          that, during periods of declining interest rates, a bond
                                          issuer will "call" -- or repay -- higher-yielding bonds
                                          before their stated maturity date. In both cases, investors receive their principal back and are typically forced to
                                          reinvest it in bonds that pay lower interest rates. Rapid
                                          changes in prepayment and call rates can cause bond prices and yields to be volatile.



                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.




   RISK/RETURN SUMMARY AND FUND EXPENSES      INTERMEDIATE CORPORATE BOND
   FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

2000                                                                             10.37
01                                                                                6.93

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                                                         Best quarter:            4.40%      12/31/00
                                                                         Worst quarter:          -0.42%      12/31/01


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2001)(1)
The chart and table on this page show
how the Intermediate Corporate Bond
Fund has performed and how its
performance has varied from year to
year. The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance to
demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
Lehman Brothers U.S. Credit Index, an
unmanaged index generally
representative of all publicly
issued, fixed rate, non-convertible,
investment grade, domestic corporate
debt. Of course, past performance
does not indicate how the Fund will
perform in the future.
The returns for Class B Shares and
Class C Shares will differ from the
Class A Share returns shown in the
bar chart because of differences in
expenses of each class. The table
assumes that Class B and Class C
shareholders redeem all of their fund
shares at the end of the period
indicated.

                                                                        1 YEAR(2)    SINCE INCEPTION(2)
 CLASS A SHARES (with 5.75% Sales Charge)                                              (12/2/99)
   INTERMEDIATE CORPORATE BOND FUND                                        0.75%         4.88%
   LEHMAN BROTHERS U.S. CREDIT INDEX                                      10.40%         9.34%
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                     (12/2/99)
   INTERMEDIATE CORPORATE BOND FUND                                        2.28%         5.81%
   LEHMAN BROTHERS U.S. CREDIT INDEX                                      10.40%         9.34%
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                     (12/2/99)
   INTERMEDIATE CORPORATE BOND FUND                                        5.34%         7.17%
   LEHMAN BROTHERS U.S. CREDIT INDEX                                      10.40%         9.34%

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class B Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares.

   RISK/RETURN SUMMARY AND FUND EXPENSES      INTERMEDIATE CORPORATE BOND
                                              FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     ------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     ------------------------------------------------------------------
                                                     Redemption Fee(5)                          0%        0%        0%



                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES
                                                     Management Fee(6)                       0.60%     0.60%     0.60%
                                                     ------------------------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee(6)                          0.50%     1.00%     1.00%
                                                     ------------------------------------------------------------------
                                                     Other Expenses(6)                       0.36%     0.36%     0.36%
                                                     ------------------------------------------------------------------

                                                       Total Fund Operating Expenses(6)      1.46%     1.96%     1.96%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (6) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.45%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25% and other expenses for each class are expected to be limited to 0.30%. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 1.00%; Class B Shares, 1.75%; and Class C Shares, 1.75%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the
   Intermediate Corporate Bond
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.
   ------------------------------
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.
   ------------------------------

                                               EXPENSE EXAMPLE

                                                     INTERMEDIATE CORPORATE              1       3        5        10
                                                     BOND FUND                          YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES                     $715   $1,010   $1,327   $2,221
                                                     ------------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $699   $  915   $1,257   $2,156
                                                     Assuming No Redemption             $199   $  615   $1,057   $2,156
                                                     ------------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $299   $  615   $1,057   $2,285
                                                     Assuming No Redemption             $199   $  615   $1,057   $2,285

Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES      NORTH CAROLINA INTERMEDIATE
   TAX-FREE FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and North
                                          Carolina income taxes consistent with preservation of
                                          capital.
    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of the State of North Carolina and its political subdivisions, that provide income exempt from both federal personal income tax and North Carolina personal income tax.
                                          The Fund invests in North Carolina municipal securities only if they are "investment grade" (rated at the time of
                                          purchase in one of the four highest rating categories by an
                                          NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average
                                          duration of 3.5 to 8.




                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.




                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 76 or consult the SAI.
    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by North Carolina and its political
                                          subdivisions the Fund may be more vulnerable to unfavorable developments in North Carolina than funds that are more
                                          geographically diversified.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.




                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.




                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.

   RISK/RETURN SUMMARY AND FUND EXPENSES      NORTH CAROLINA INTERMEDIATE
                                              TAX-FREE FUND




                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1993                                                                              7.75%
94                                                                               -2.93
95                                                                               10.27
96                                                                                2.56
97                                                                                6.36
98                                                                                5.19
99                                                                               -2.21
2000                                                                              9.26
01                                                                                4.66

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                                                         Best quarter:           3.84%      12/31/00
                                                                         Worst quarter:         -3.62%       3/31/94


The chart and table on this page show
how the North Carolina Intermediate
Tax-Free Fund has performed and how
its performance has varied from year
to year. The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance to
demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
Lehman Brothers 7-Year General
Obligations Index, an unmanaged index
generally representative of the
performance of tax-exempt municipal
securities with an average maturity
of seven years. Of course, past
performance does not indicate how the
Fund will perform in the future.




                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                     December 31, 2001)(1)

                                                                          1 YEAR      5 YEARS       SINCE INCEPTION
 CLASS A SHARES (with 3.00% Sales Charge)                                                           (10/16/92)
   NORTH CAROLINA INTERMEDIATE TAX-FREE FUND                               1.49%        3.95%         4.00%
   LEHMAN BROTHERS 7-YEAR GENERAL OBLIGATIONS INDEX                        4.98%        5.54%        5.96%(3)
   LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATIONS INDEX(2)                     5.98%        5.31%        5.53%(3)

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) The Lehman Brothers 5-Year General Obligations Index is an unmanaged index representative of the performance of tax-exempt municipal securities with an average maturity of five years. The benchmark index for the North Carolina Intermediate Tax-Free Fund has changed from the Lehman Brothers 5-Year General Obligations Index to the Lehman Brothers 7-Year General Obligations Index in order to better represent the investment policies for comparison purposes.

(3) Since 9/30/92.

   RISK/RETURN SUMMARY AND FUND EXPENSES      NORTH CAROLINA INTERMEDIATE
   TAX-FREE FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES

                                                     Maximum Sales Charge (load)
                                                     on Purchases                           3.00%(2)
                                                     ----------------------------------------------

                                                     Maximum Deferred Sales Charge (load)     None
                                                     ----------------------------------------------

                                                     Redemption Fee(3)                          0%



                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A
                                                     (FEES PAID FROM FUND ASSETS)           SHARES

                                                     Management Fee(4)                       0.60%
                                                     ----------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(4)                                  0.50%
                                                     ----------------------------------------------

                                                     Other Expenses(4)                       0.33%
                                                     ----------------------------------------------

                                                       Total Fund Operating Expenses(4)      1.43%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (4) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, distribution and service (12b-1) fees are expected to be limited to 0.15% and other expenses are expected to be limited to 0.28%. Total expenses after fee waivers and expense reimbursements are expected to be 0.93%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                               EXPENSE EXAMPLE

                                                       NORTH CAROLINA INTERMEDIATE       1       3       5        10
                                                              TAX-FREE FUND             YEAR   YEARS   YEARS    YEARS


                                                     CLASS A SHARES                     $441   $739    $1,058   $1,962


As an investor in the North
   Carolina Intermediate Tax-Free
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.
Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES      SOUTH CAROLINA INTERMEDIATE
   TAX-FREE FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and South
                                          Carolina income taxes consistent with preservation of
                                          capital.
    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both federal
                                          personal income tax and South Carolina personal income tax.
                                          The Fund invests in South Carolina municipal securities only if they are "investment grade" (rated at the time of
                                          purchase in one of the four highest rating categories by an
                                          NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average
                                          duration of 3.5 to 8.



                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.



                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 76 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by South Carolina and its political
                                          subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina than funds that are more
                                          geographically diversified.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.



                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.



                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.

   RISK/RETURN SUMMARY AND FUND EXPENSES      SOUTH CAROLINA INTERMEDIATE
                                              TAX-FREE FUND




                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1998                                                                              5.29%
99                                                                               -2.72
2000                                                                              9.31
01                                                                                4.79

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                                                         Best quarter:            3.71%      12/31/00
                                                                         Worst quarter:          -2.42%       6/30/99

The chart and table on this page show
how the South Carolina Intermediate
Tax-Free Fund has performed and how
its performance has varied from year
to year. The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance to
demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
Lehman Brothers 7-Year General
Obligations Index, an unmanaged index
generally representative of the
performance of tax-exempt municipal
securities with an average maturity
of seven years. Of course, past
performance does not indicate how the
Fund will perform in the future.



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                     December 31, 2001)(1)

                                                                          1 YEAR       SINCE INCEPTION
 CLASS A SHARES (with 3.00% Sales Charge)                                              (10/20/97)
   SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND                               1.69%         3.82%
   LEHMAN BROTHERS 7-YEAR GENERAL OBLIGATIONS INDEX                        4.98%        5.19%(3)
   LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATIONS INDEX(2)                     5.98%        5.12%(3)

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) The Lehman Brothers 5-Year General Obligations Index is an unmanaged index representative of the performance of tax-exempt municipal securities with an average maturity of five years. The benchmark index for the South Carolina Intermediate Tax-Free Fund has changed from the Lehman Brothers 5-Year General Obligations Index to the Lehman Brothers 7-Year General Obligations Index in order to better represent the investment policies for comparison purposes.

(3) Since 10/31/97.

   RISK/RETURN SUMMARY AND FUND EXPENSES      SOUTH CAROLINA INTERMEDIATE
                                              TAX-FREE FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                              3.00%(2)
                                                     ----------------------------------------------
                                                     Maximum Deferred Sales Charge (load)     None
                                                     ----------------------------------------------
                                                     Redemption Fee(3)                          0%



                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A
                                                     (FEES PAID FROM FUND ASSETS)           SHARES

                                                     Management Fee(4)                       0.60%
                                                     ----------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(4)                                  0.50%
                                                     ----------------------------------------------

                                                     Other Expenses(4)                       0.43%
                                                     ----------------------------------------------

                                                       Total Fund Operating Expenses(4)      1.53%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (4) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.40%. Additionally, distribution and service (12b-1) fees are expected to be limited to 0.15% and other expenses are expected to be limited to 0.33%. Total expenses after fee waivers and expense reimbursements are expected to be 0.88%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the South
   Carolina Intermediate Tax-Free
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                               EXPENSE EXAMPLE

                                                       SOUTH CAROLINA INTERMEDIATE       1       3       5        10
                                                              TAX-FREE FUND             YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES                     $451   $769    $1,109   $2,069

Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES   VIRGINIA INTERMEDIATE TAX-FREE
   FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and
                                          Virginia income taxes consistent with preservation of
                                          capital.
    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal
                                          personal income tax and Virginia personal income tax. The
                                          Fund invests in Virginia municipal securities only if they are "investment grade" (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are
                                          determined by the portfolio manager to be of comparable
                                          quality). The Fund will maintain an average duration of 3.5 to 8.




                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.




                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 76 or consult the SAI.




    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:



                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by Virginia and its political
                                          subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia than funds that are more
                                          geographically diversified.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.




                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.




                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.

   RISK/RETURN SUMMARY AND FUND EXPENSES   VIRGINIA INTERMEDIATE TAX-FREE
   FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

2000                                                                             9.74
01                                                                               4.52

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                                                         Best quarter:            3.83%      12/31/00
                                                                         Worst quarter:          -0.97%      12/31/01


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)
The chart and table on this page show
how the Virginia Intermediate
Tax-Free Fund has performed and how
its performance has varied from year
to year. The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance to
demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
Lehman Brothers 7-Year General
Obligations Index, an unmanaged index
generally representative of the
performance of tax-exempt municipal
securities with an average maturity
of seven years. Of course, past
performance does not indicate how the
Fund will perform in the future.

                                                                          1 YEAR       SINCE INCEPTION
 CLASS A SHARES (with 3.00% Sales Charge)                                              (5/17/99)
   VIRGINIA INTERMEDIATE TAX-FREE FUND                                     1.35%         3.69%
   LEHMAN BROTHERS 7-YEAR GENERAL OBLIGATIONS INDEX                        4.98%        4.74%(2)

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) Since 4/30/99.

   RISK/RETURN SUMMARY AND FUND EXPENSES   VIRGINIA INTERMEDIATE TAX-FREE
                                           FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                              3.00%(2)
                                                     ----------------------------------------------

                                                     Maximum Deferred Sales Charge (load)     None
                                                     ----------------------------------------------
                                                     Redemption Fee(3)                          0%
                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A
                                                     (FEES PAID FROM FUND ASSETS)           SHARES

                                                     Management Fee(4)                       0.60%
                                                     ----------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(4)                                  0.50%
                                                     ----------------------------------------------

                                                     Other Expenses(4)                       0.33%
                                                     ----------------------------------------------

                                                       Total Fund Operating Expenses(4)      1.43%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (4) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, distribution and service (12b-1) fees are expected to be limited to 0.15% and other expenses are expected to be limited to 0.28%. Total expenses after fee waivers and expense reimbursements are expected to be 0.93%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

   As an investor in the Virginia
   Intermediate Tax-Free Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                               EXPENSE EXAMPLE

                                                          VIRGINIA INTERMEDIATE          1       3       5        10
                                                              TAX-FREE FUND             YEAR   YEARS   YEARS    YEARS

                                                     CLASS A SHARES                     $441   $739    $1,058   $1,962

Use the table at right to compare
fees and expenses with those of
other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the
following:

 - $10,000 investment

 - 5% annual return

 - redemption at the end of each
   period

 - no changes in the fund's
   operating expenses

Because this example is
hypothetical and for comparison
only, your actual costs will be
different.

   RISK/RETURN SUMMARY AND FUND EXPENSES       WEST VIRGINIA INTERMEDIATE
   TAX-FREE FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and West
                                          Virginia income taxes consistent with preservation of
                                          capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. The Fund invests in West Virginia municipal securities only if they are
                                          "investment grade" (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are
                                          determined by the portfolio manager to be of comparable
                                          quality). The Fund will maintain an average duration of 3.5 to 8.
                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.
                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 76 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.
                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by West Virginia and its political
                                          subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia than funds that are more
                                          geographically diversified.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.
                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.
                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity
                                          date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.
                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.
                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.

   RISK/RETURN SUMMARY AND FUND EXPENSES       WEST VIRGINIA INTERMEDIATE
   TAX-FREE FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1, 2)

1994                                                                              -5.4%
95                                                                               15.47%
96                                                                                3.25%
97                                                                                8.84%
98                                                                                5.98%
99                                                                               -3.13%
2000                                                                             11.05%
01                                                                                3.51%

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                                                         Best quarter:            6.61%      03/31/95
                                                                         Worst quarter:          -4.97%      03/31/94


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1, 2)
   The chart and table on this page
   show how the West Virginia
   Intermediate Tax-Free Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart gives some indication of
   risk by showing changes in the
   Fund's yearly performance to
   demonstrate that the Fund's value
   varied at different times. The
   table below it compares the Fund's
   performance over time to that of
   the Lehman Brothers 7-Year General
   Obligations Index, an unmanaged
   index generally representative of
   the performance of tax-exempt
   municipal securities with an
   average maturity of seven years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 CLASS A SHARES (with 3.00% sales charge)                                                              (12/17/93)
   WEST VIRGINIA INTERMEDIATE TAX-FREE FUND                                0.39%        4.48%               4.52%
   LEHMAN BROTHERS 7-YEAR GENERAL OBLIGATION INDEX                         4.98%        5.54%            5.52%(4)
   LEHMAN BROTHERS MUNICIPAL BOND INDEX(3)                                 5.13%        5.98%            5.89%(4)

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30 day yield, call 1-800-228-1872.

(2) Performance data includes the performance of the OVB West Virginia Tax-Exempt Income Portfolio for the period prior to its consolidation with the BB&T West Virginia Intermediate Tax-Free Fund on July 23, 2001.

(3) The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds with maturities of at least one year. The benchmark for the West Virginia Intermediate Tax-Free Fund has changed from the Lehman Brothers Municipal Bond Index to the Lehman Brothers 7-Year General Obligations Index in order to provide a better comparison for the Fund's investment policies.

(4) Since 11/30/93.

   RISK/RETURN SUMMARY AND FUND EXPENSES       WEST VIRGINIA INTERMEDIATE
   TAX-FREE FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                               3.00%(2)
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(3)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES     CLASS A
                                                     PAID FROM FUND ASSETS)                    SHARES

                                                     Management Fee                             0.45%
                                                     -----------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee                                0.25%
                                                     -----------------------------------------------------
                                                     Other Expenses                             0.35%
                                                     -----------------------------------------------------
                                                       Total Fund Operating Expenses            1.05%
                                                     -----------------------------------------------------
                                                     Fee Waiver and/or Expense
                                                     Reimbursement(4)                           0.08%
                                                     -----------------------------------------------------
                                                       Net Expenses                             0.97%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (4) BB&T has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the BB&T West Virginia Intermediate Tax-Free Fund:
                                   Class A, 0.97%. These waivers will remain in effect until July 6, 2002.

   As an investor in the West
   Virginia Intermediate Tax-Free
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                               EXPENSE EXAMPLE

                                                     WEST VIRGINIA
                                                     INTERMEDIATE TAX-FREE       1       3       5       10
                                                     FUND                       YEAR   YEARS   YEARS   YEARS
                                                     CLASS A SHARES             $396   $616    $854    $1,537

   Use the table at right to
   compare fees and expenses with
   those of other Funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

    - $10,000 investment
    - 5% annual return
    - redemption at the end of
      each period
    - no changes in the Fund's
      operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW


                          MONEY MARKET FUNDS

                                          These Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt
                                          securities. The Funds seek to maintain a stable price of
                                          $1.00 per share.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - seeking preservation of capital
                                          - investing short-term reserves
                                          - willing to accept lower potential returns in exchange for a higher degree of safety
                                          These Funds may not be appropriate if you are:
                                          - seeking high total return
                                          - pursuing a long-term goal or investing for retirement

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND




                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide as high a level of current
                                          interest income as is consistent with maintaining liquidity and stability of principal.
    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests only in U.S.
                                          dollar-denominated, "high-quality" short-term debt
                                          securities, including the following:

                                          - Obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign
                                            branches of such banks);

                                          - High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other
                                            issuers;

                                          - Asset-backed securities;

                                          - Securities issued or guaranteed as to principal and
                                            interest by the U.S. Government or by its agencies or
                                            instrumentalities and related custodial receipts;

                                          - Securities issued or guaranteed by foreign governments or their political subdivisions, agencies or
                                            instrumentalities;

                                          - Guaranteed investment contracts issued by highly-rated
                                            U.S. insurance companies;

                                          - Securities issued or guaranteed by state or local
                                            government bodies; and

                                          - Repurchase agreements relating to the above instruments.

                                          "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs (for example,
                                          commercial paper rated "A-1" or "A-2" by Standard & Poor's
                                          Corporation and "P-1" or "P-2" by Moody's Investors Service,
                                          Inc.); or (ii) are single rated and have received one of the two highest short-term ratings by an NRSRO; or (iii) if
                                          unrated, are determined by the Sub-Adviser to be of
                                          comparable quality.

                                          When selecting securities for the Fund's portfolio, the
                                          manager first considers safety of principal and the quality of an investment. The manager then focuses on generating a high-level of income. The manager generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and which the manager believes to be the best relative values.

                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                          For a more complete description of the securities in which the Fund may invest, please see Additional Investment
                                          Strategies and Risks on page 76 or consult the SAI.
    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Interest rate risk is
                                          generally high for longer-term debt securities and low for shorter-term debt securities.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.

                          RISK/RETURN SUMMARY
                          CONTINUED



   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND


                                          For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.

                                          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION
                                          OF BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR
                                          AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                          GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
                                          VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO
                                          LOSE MONEY BY INVESTING IN THE FUND.

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND




                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1998                                                                             4.86
99                                                                               4.49
2000                                                                             5.61
01                                                                               3.38

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:            1.46%      12/31/00
                                                                         Worst quarter:           0.43%      12/31/01


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)
The chart and table on this page show
how the Prime Money Market Fund has
performed and how its performance has
varied from year to year. The bar
chart gives some indication of risk
by showing changes in the Fund's
yearly performance to demonstrate
that the Fund's value varied at
different times. The table below it
shows the Fund's performance over
time. Of course, past performance
does not indicate how the Fund will
perform in the future.

The returns for Class B Shares will
differ from the Class A Share returns
shown in the bar chart because of
differences in expenses of each
class. The table assumes that Class B
shareholders redeem all of their fund
shares at the end of the period
indicated. Class C Shares were not
offered prior to the date of this
prospectus.

                                                                          1 YEAR       SINCE INCEPTION
 CLASS A SHARES                                                                        (10/1/97)
   PRIME MONEY MARKET FUND                                                 3.38%         4.60%
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)
   PRIME MONEY MARKET FUND                                                -1.23%         3.64%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class B Shares were not in existence prior to September 2, 1998. Performance for periods prior to September 2, 1998 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

As of December 31, 2001, the Fund's 7-day yield for Class A Shares and Class B Shares was 1.35% and 0.75%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 1.12% and 0.62%, respectively, for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                None      None      None
                                                     ----------------------------------------------

                                                     Maximum Deferred Sales Charge (load)     None    5.00%(2)  1.00%(3)
                                                     ----------------------------------------------

                                                     Redemption Fee(4)                          0%        0%        0%
                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES

                                                     Management Fee(5)                       0.40%     0.40%     0.40%
                                                     ----------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(5)                                  0.50%     1.00%     1.00%
                                                     ----------------------------------------------

                                                     Other Expenses(5)                       0.34%     0.34%    0.34%(6)
                                                     ----------------------------------------------

                                                       Total Fund Operating Expenses(5)      1.24%     1.74%     1.74%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (3) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   ()(4) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (5) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.32%. Additionally, distribution and service (12b-1) fees for Class A are expected to be limited to 0.40% and other expenses are expected to be limited to 0.29% for each class. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 1.01%, Class B Shares, 1.61%, and Class C Shares, 1.61%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                   (6) Other expenses for Class C Shares are based on estimated amounts for the current fiscal year.

   As an investor in the Prime
   Money Market Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

   ------------------------------
   CONTINGENT DEFERRED SALES
   CHARGE

   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.
   ------------------------------

                                               EXPENSE EXAMPLE

                                                                                         1       3       5        10
                                                         PRIME MONEY MARKET FUND        YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES                     $126   $393    $  681   $1,500
                                                     -----------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $677   $848    $1,144   $1,920
                                                     Assuming No Redemption             $177   $548    $  944   $1,920
                                                     -----------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $277   $548    $  944   $2,053
                                                     Assuming No Redemption             $177   $548    $  944   $2,053

Use the table at right to compare
fees and expenses with those of
other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the
following:

 - $10,000 investment

 - 5% annual return

 - redemption at the end of each
   period

 - no changes in the fund's
   operating expenses

Because this example is
hypothetical and for comparison
only, your actual costs will be
different.

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term United
                                          States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to
                                          repurchase agreements.

    PRINCIPAL                             To pursue this goal, the Fund invests exclusively in
    INVESTMENT STRATEGIES                 short-term U.S. dollar- denominated obligations issued by
                                          the U.S. Treasury ("U.S. Treasury Securities"), and
                                          repurchase agreements collateralized by U.S. Treasury
                                          Securities. Obligations purchased by the Fund are limited to
                                          U.S. dollar-denominated obligations which the Board of
                                          Trustees has determined present minimal credit risks.
                                          In managing the Fund, the portfolio manager focuses on
                                          generating a high-level of income. The manager generally
                                          evaluates investments based on interest rate sensitivity
                                          selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager
                                          believes to be the best relative values. Generally, the
                                          portfolio manager buys and holds securities until their
                                          maturity.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          For a more complete description of the securities in which the Fund may invest, please see Additional Investment
                                          Strategies and Risks on page 76 or consult the SAI.

    PRINCIPAL                             Your investment in the Fund may be subject to the following
    INVESTMENT RISKS                      principal risks:
                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for
                                          shorter-term debt securities.
                                          For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.
                                          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION
                                          OF BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR
                                          AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                          GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
                                          VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO
                                          LOSE MONEY BY INVESTING IN THE FUND.

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND




                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1993                                                                             2.54
94                                                                               3.23
95                                                                               4.94
96                                                                               4.41
97                                                                               4.57
98                                                                               4.59
99                                                                               4.15
2000                                                                             5.27
01                                                                               3.16

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:            1.38%      12/31/00
                                                                         Worst quarter:           0.36%      12/31/01


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)
The chart and table on this page show
how the U.S. Treasury Money Market
Fund has performed and how its
performance has varied from year to
year. The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance to
demonstrate that the Fund's value
varied at different times. The table
below it shows the Fund's performance
over time. Of course, past
performance does not indicate how the
Fund will perform in the future.

The returns for Class B Shares will
differ from the Class A Share returns
shown in the bar chart because of
differences in expenses of each
class. The table assumes that Class B
shareholders redeem all of their fund
shares at the end of the period
indicated. Class C Shares were not
offered prior to the date of this
prospectus.

                                                                          1 YEAR     5 YEARS(2)   SINCE INCEPTION(2)
 CLASS A SHARES                                                                                     (10/5/92)
   U.S. TREASURY MONEY MARKET FUND                                         3.16%        4.35%         4.06%
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)
   U.S. TREASURY MONEY MARKET FUND                                        -2.48%        3.26%         3.56%

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class B Shares were not in existence prior to January 1, 1996. Performance for periods prior to January 1, 1996 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

As of December 31, 2001, the Fund's 7-day yield for Class A Shares and Class B Shares was 1.10% and 0.45% respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 0.86% and 0.35%, respectively for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                None      None      None
                                                     ----------------------------------------------

                                                     Maximum Deferred Sales Charge (load)     None    5.00%(2)  1.00%(3)
                                                     ----------------------------------------------

                                                     Redemption Fee(4)                          0%        0%        0%
                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES

                                                     Management Fee(5)                       0.40%     0.40%     0.40%
                                                     ----------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(5)                                  0.50%     1.00%     1.00%
                                                     ----------------------------------------------

                                                     Other Expenses                          0.33%     0.33%    0.33%(6)
                                                     ----------------------------------------------

                                                       Total Fund Operating Expenses(5)      1.23%     1.73%     1.73%

                                   (1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary in year seven from:
                                   5%, 4%, 3%, 3%, 2%, 1%.

                                   (3) The CDSC on Class C Shares is applicable only to redemption within one year of purchase.

                                   (4) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (5) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.30%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.40%. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 1.03%, Class B Shares, 1.63% and Class C Shares, 1.63%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                   (6) Other expenses for Class C Shares are based on estimated amounts for the current fiscal year.

   As an investor in the U.S.
   Treasury Money Market Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

   ------------------------------
   CONTINGENT DEFERRED SALES
   CHARGE

   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

   ------------------------------

                                               EXPENSE EXAMPLE

                                                       U.S. TREASURY MONEY MARKET        1       3       5        10
                                                                  FUND                  YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES                     $125   $390    $  676   $1,489
                                                     -----------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $676   $845    $1,139   $1,909
                                                     Assuming No Redemption             $176   $545    $  939   $1,909
                                                     -----------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $276   $545    $  939   $2,041
                                                     Assuming No Redemption             $176   $545    $  939   $2,041

Use the table at right to compare
fees and expenses with those of
other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the
following:

 - $10,000 investment

 - 5% annual return

 - redemption at the end of each
   period

 - no changes in the fund's
   operating expenses

Because this example is
hypothetical and for comparison
only, your actual costs will be
different.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW


                          FUNDS OF FUNDS

                                          These Funds invest substantially all of their assets in
                                          Trust Shares of the BB&T Funds described earlier in this
                                          prospectus.

    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - seeking to spread your investment among many different
                                          mutual funds that match your goals in one simple package
                                          - seeking investment professionals to select and maintain a portfolio of mutual funds for you
                                          - seeking the benefits of asset allocation and multiple
                                          levels of risk reducing diversification

                                          These Funds may not be appropriate if you are:
                                          - pursuing a short-term goal or investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

   RISK/RETURN SUMMARY AND FUND EXPENSES     CAPITAL MANAGER CONSERVATIVE
   GROWTH FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation and income by investing primarily in a group of diversified BB&T Funds which invest primarily in equity and fixed income securities.

    PRINCIPAL                             To pursue this goal, the Fund allocates its assets among the
    INVESTMENT STRATEGIES                 Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.
                                          The Fund will invest 25% to 55% of its total assets in
                                          Underlying Funds which invest primarily in equity securities including the equity portion of the Balanced Fund, 45% to
                                          75% of its total assets in Underlying Funds which invest
                                          primarily in fixed income securities including the fixed
                                          income portion of the Balanced Fund and up to 20% of its
                                          total assets in Underlying Funds which are money market
                                          funds. The Fund will invest its assets in the following
                                          Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                                                                                   INVESTMENT RANGE
                                                         UNDERLYING FUND                      (PERCENTAGE OF FUND ASSETS)
                                       ----------------------------------------------------------------------------------
                                       STOCK FUNDS
                                       Balanced Fund                                                    0%-30%
                                       Large Company Value Fund                                         0%-55%
                                       Large Company Growth Fund                                        0%-55%
                                       Mid Cap Value Fund                                               0%-30%
                                       Mid Cap Growth Fund                                              0%-30%
                                       Small Company Growth Fund                                        0%-30%
                                       International Equity Fund                                        0%-30%

                                       BOND FUNDS
                                       Short U.S. Government Income Fund                                0%-75%
                                       Intermediate U.S. Government Bond Fund                           0%-75%
                                       Intermediate Corporate Bond Fund                                 0%-75%

                                       MONEY MARKET FUNDS
                                       Prime Money Market Fund                                          0%-20%
                                       U.S. Treasury Money Market Fund                                  0%-20%

                                          The Underlying Funds are described earlier in this
                                          Prospectus.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on pages 76 or consult the SAI.

   RISK/RETURN SUMMARY AND FUND EXPENSES     CAPITAL MANAGER CONSERVATIVE
   GROWTH FUND


                          RISK/RETURN SUMMARY
                          CONTINUED


    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Fund's holdings.

                                          FIXED INCOME FUNDS: The Fund invests in Underlying Funds
                                          that invest primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the
                                          issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                                          EQUITY FUNDS: The Fund also invests in Underlying Funds that invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on pages 76.

   RISK/RETURN SUMMARY AND FUND EXPENSES     CAPITAL MANAGER CONSERVATIVE
   GROWTH FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1999                                                                              6.08
2000                                                                              3.08
01                                                                               -3.39

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                              Best
                                              quarter:      5.54%       12/31/99
                                              Worst
                                              quarter:     -4.89%       12/31/01

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)
The chart and table on this page
shows how the Capital Manager
Conservative Growth Fund has
performed and how its performance has
varied from year to year. The bar
chart gives some indication of risk
by showing changes in the Fund's
yearly performance to demonstrate
that the Fund's value varied at
different times. The table below it
compares the Fund's performance over
time to that of the S&P 500(R) Index,
a widely recognized, unmanaged index
of common stocks, and the Lehman
Brothers Intermediate Government Bond
Index, an unmanaged index
representative of the total return of
government bonds with maturities of
less than 10 years. Of course, past
performance does not indicate how the
Fund will perform in the future.

The returns for Class B Shares and
Class C Shares will differ from the
Class A Share returns shown in the
bar chart because of differences in
expenses of each class. The table
assumes that Class B and Class C
shareholders redeem all of their fund
shares at the end of the period
indicated.

                                                                           1            SINCE
                                                                        YEAR(2)     INCEPTION(2,3)
 CLASS A SHARES (with 5.75% sales charge)                                             (1/29/98)
   CAPITAL MANAGER CONSERVATIVE GROWTH FUND                              -8.96%          2.49%
   S&P 500(R) INDEX                                                     -11.88%          5.50%(4)
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     8.42%          6.69%(4)
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                    (1/29/98)
   CAPITAL MANAGER CONSERVATIVE GROWTH FUND                              -7.64%          3.17%
   S&P 500(R) INDEX                                                     -11.88%          5.50%(4)
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     8.42%          6.69%(4)
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                    (1/29/98)
   CAPITAL MANAGER CONSERVATIVE GROWTH FUND                              -4.27%          3.69%
   S&P 500(R) INDEX                                                     -11.88%          5.50%(4)
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     8.42%          6.69%(4)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(3) Class B Shares were not in existence prior to January 29, 1999. Performance for periods prior to January 29, 1999 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(4) Since 1/31/98.

   RISK/RETURN SUMMARY AND FUND EXPENSES     CAPITAL MANAGER CONSERVATIVE
   GROWTH FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                5.75%(2)    None      None
                                                     ----------------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)       None    5.00%(3)   1.00%(4)
                                                     ----------------------------------------------------------
                                                     Redemption Fee(5)                            0%        0%        0%
                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)             SHARES    SHARES    SHARES

                                                     Management Fee(6)                         0.25%     0.25%     0.25%
                                                     ----------------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee(6)                            0.50%     1.00%     1.00%
                                                     ----------------------------------------------------------

                                                     Other Expenses                            0.46%     0.46%     0.46%
                                                     ----------------------------------------------------------

                                                       Total Fund Operating Expenses(6,7)      1.21%     1.71%     1.71%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (6) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.15%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25% and other expenses for each class are expected to be limited to 0.36%. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 0.76%; Class B Shares, 1.51%; and Class C Shares, 1.51%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                   (7) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the average weighted expense ratio for each class of shares is expected to be as follows: 2.31% for Class A Shares, 2.86% for Class B Shares, and 2.81% for Class C Shares (before fee waivers and expense reimbursement arrangements) 1.73% for Class A Shares, 2.48% for Class B Shares, and 2.48% for Class C Shares (after fee waivers and expense reimbursement arrangements).

   As an investor in the Capital
   Manager Conservative Growth
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

   ------------------------------
   CONTINGENT DEFERRED SALES
   CHARGE

   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

   ------------------------------

                                               EXPENSE EXAMPLE

                                                      CAPITAL MANAGER CONSERVATIVE       1       3       5        10
                                                               GROWTH FUND              YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES                     $691   $937    $1,202   $1,957
                                                     -----------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $674   $839    $1,128   $1,887
                                                     Assuming No Redemption             $174   $539    $  928   $1,887
                                                     -----------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $274   $539    $  928   $2,019
                                                     Assuming No Redemption             $174   $539    $  928   $2,019

Use the table at right to compare
fees and expenses with those of
other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the
following:

 - $10,000 investment
 - 5% annual return
 - redemption at the end of each
   period
 - no changes in the Fund's
   operating expenses

Because this example is
hypothetical and for comparison
only, your actual costs will be
different.

   RISK/RETURN SUMMARY AND FUND EXPENSES  CAPITAL MANAGER MODERATE GROWTH
   FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation and secondarily income by investing primarily in a group of diversified BB&T Funds which invest primarily in equity and fixed income
                                          securities.

    PRINCIPAL                             To pursue this goal, the Fund allocates its assets among the
    INVESTMENT STRATEGIES                 Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.
                                          The Fund will invest 45% to 75% of its total assets in
                                          Underlying Funds which invest primarily in equity securities including the equity portion of the Balanced Fund, 25% to
                                          55% of its total assets in Underlying Funds which invest
                                          primarily in fixed income securities including the fixed
                                          income portion of the Balanced Fund and up to 15% of its
                                          total assets in Underlying Funds which are money market
                                          funds. The Fund will invest its assets in the following
                                          Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                                                                                   INVESTMENT RANGE
                                                         UNDERLYING FUND                      (PERCENTAGE OF FUND ASSETS)
                                       ----------------------------------------------------------------------------------
                                       STOCK FUNDS
                                       Balanced Fund                                                    0%-50%
                                       Large Company Value Fund                                         0%-75%
                                       Large Company Growth Fund                                        0%-75%
                                       Mid Cap Value Fund                                               0%-50%
                                       Mid Cap Growth Fund                                              0%-50%
                                       Small Company Growth Fund                                        0%-50%
                                       International Equity Fund                                        0%-50%

                                       BOND FUNDS
                                       Short U.S. Government Income Fund                                0%-55%
                                       Intermediate U.S. Government Bond Fund                           0%-55%
                                       Intermediate Corporate Bond Fund                                 0%-55%

                                       MONEY MARKET FUNDS
                                       Prime Money Market Fund                                          0%-15%
                                       U.S. Treasury Money Market Fund                                  0%-15%

                                          The Underlying Funds are described earlier in this
                                          Prospectus.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 76 or consult the SAI.

   RISK/RETURN SUMMARY AND FUND EXPENSES  CAPITAL MANAGER MODERATE GROWTH
   FUND


                          RISK/RETURN SUMMARY
                          CONTINUED


    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Fund's holdings.

                                          EQUITY FUNDS: The Fund invests in Underlying Funds that
                                          invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.

                                          FIXED INCOME FUNDS: The Fund also invests in Underlying
                                          Funds that invest primarily in fixed income securities,
                                          which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility
                                          that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the
                                          security will have its credit rating downgraded.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.

   RISK/RETURN SUMMARY AND FUND EXPENSES  CAPITAL MANAGER MODERATE GROWTH
   FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1999                                                                             10.34
2000                                                                              0.03
01                                                                               -7.19

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                              Best
                                              quarter:      8.99%       12/31/99
                                              Worst
                                              quarter:     -8.10%        3/31/01

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)
The chart and table on this page
shows how the Capital Manager
Moderate Growth Fund has performed
and how its performance has varied
from year to year. The bar chart
gives some indication of risk by
showing changes in the Fund's yearly
performance to demonstrate that the
Fund's value varied at different
times. The table below it compares
the Fund's performance over time to
that of the S&P 500(R) Index, a
widely recognized, unmanaged index of
common stocks, and the Lehman
Brothers Intermediate Government Bond
Index, an unmanaged index
representative of the total return of
government bonds with maturities of
less than 10 years. Of course, past
performance does not indicate how the
Fund will perform in the future.

The returns for Class B Shares and
Class C Shares will differ from the
Class A Share returns shown in the
bar chart because of differences in
expenses of each class. The table
assumes that Class B and Class C
shareholders redeem all of their fund
shares at the end of the period
indicated.

                                                                           1            SINCE
                                                                        YEAR(2)     INCEPTION(2,3)
 CLASS A SHARES (with 5.75% sales charge)                                             (1/29/98)
   CAPITAL MANAGER MODERATE GROWTH FUND                                 -12.53%          1.94%
   S&P 500(R) INDEX                                                     -11.88%          5.50%(4)
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     8.42%          6.69%(4)
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                    (1/29/98)
   CAPITAL MANAGER MODERATE GROWTH FUND                                 -11.49%          2.49%
   S&P 500(R) INDEX                                                     -11.88%          5.50%(4)
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     8.42%          6.69%(4)
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                    (1/29/98)
   CAPITAL MANAGER MODERATE GROWTH FUND                                  -8.28%          3.04%
   S&P 500(R) INDEX                                                     -11.88%          5.50%(4)
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     8.42%          6.69%(4)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(3) Class B Shares were not in existence prior to January 29, 1999. Performance for periods prior to January 29, 1999 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(4) Since 1/31/98.

   RISK/RETURN SUMMARY AND FUND EXPENSES  CAPITAL MANAGER MODERATE GROWTH
   FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     ----------------------------------------------

                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     ----------------------------------------------
                                                     Redemption Fee(5)                          0%        0%        0%
                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES

                                                     Management Fee(6)                       0.25%     0.25%     0.25%
                                                     ----------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(6)                                  0.50%     1.00%     1.00%
                                                     ----------------------------------------------

                                                     Other Expenses(6)                       0.46%     0.46%     0.46%
                                                     ----------------------------------------------

                                                       Total Fund Operating Expenses(6,7)    1.21%     1.71%     1.71%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.
                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (6) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.15%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25% and other expenses for each class are expected to be limited to 0.36%. Total expenses after fee waivers and expenses reimbursements for each class are expected to be: Class A Shares, 0.76%; Class B Shares, 1.51%; and Class C Shares, 1.51%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                   (7) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the average weighted expense ratio for each class of shares is expected to be as follows: 2.38% for Class A Shares, 2.90% for Class B Shares, and 2.90% for Class C Shares (before fee waivers and expense reimbursement arrangements); 1.79% for Class A Shares, 2.54% for Class B Shares, and 2.54% for Class C Shares (after fees waivers and expenses reimbursement arrangements.

   As an investor in the Capital
   Manager Moderate Growth Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

   ------------------------------
   CONTINGENT DEFERRED SALES
   CHARGE

   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.
   ------------------------------

   RISK/RETURN SUMMARY AND FUND EXPENSES  CAPITAL MANAGER MODERATE GROWTH
   FUND


                                               EXPENSE EXAMPLE

                                                        CAPITAL MANAGER MODERATE         1       3       5        10
                                                               GROWTH FUND              YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES                     $691   $937    $1,202   $1,957
                                                     -----------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $674   $839    $1,128   $1,887
                                                     Assuming No Redemption             $174   $539    $  928   $1,887
                                                     -----------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $274   $539    $  928   $2,019
                                                     Assuming No Redemption             $174   $539    $  928   $2,019

Use the table at right to compare
fees and expenses with those of
other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the
following:

  - $10,000 investment
  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the fund's
    operating expenses

Because this example is
hypothetical and for comparison
only, your actual costs will be
different.

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation by investing primarily in a group of diversified BB&T Funds which invest primarily in equity securities.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates its assets among the
                                          Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.
                                          The Fund will invest 60% to 90% of its total assets in
                                          Underlying Funds which invest primarily in equity securities including the equity portion of the Balanced Fund, 10% to
                                          40% of its total assets in Underlying Funds which invest
                                          primarily in fixed income securities including the fixed
                                          income portion of the Balanced Fund and up to 10% of its
                                          total assets in Underlying Funds which are money market
                                          funds. The Fund will invest its assets in the following
                                          Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                                                                                   INVESTMENT RANGE
                                                         UNDERLYING FUND                      (PERCENTAGE OF FUND ASSETS)
                                       ----------------------------------------------------------------------------------
                                       STOCK FUNDS
                                       Balanced Fund                                                    0%-65%
                                       Large Company Value Fund                                         0%-90%
                                       Large Company Growth Fund                                        0%-90%
                                       Mid Cap Value Fund                                               0%-65%
                                       Mid Cap Growth Fund                                              0%-65%
                                       Small Company Growth Fund                                        0%-65%
                                       International Equity Fund                                        0%-65%

                                       BOND FUNDS
                                       Short U.S. Government Income Fund                                0%-40%
                                       Intermediate U.S. Government Bond Fund                           0%-40%
                                       Intermediate Corporate Bond Fund                                 0%-40%

                                       MONEY MARKET FUNDS
                                       Prime Money Market Fund                                          0%-10%
                                       U.S. Treasury Money Market Fund                                  0%-10%

                                          The Underlying Funds are described earlier in this
                                          Prospectus.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 76 or consult the SAI.

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND


                          RISK/RETURN SUMMARY
                          CONTINUED


    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Fund's holdings.

                                          EQUITY FUNDS: The Fund invests in Underlying Funds that
                                          invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.

                                          FIXED INCOME FUNDS: The Fund also invests in Underlying
                                          Funds that invest primarily in fixed income securities,
                                          which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility
                                          that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the
                                          security will have its credit rating downgraded.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND


   The chart and table on this page
   shows how the Capital Manager
   Growth Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the S&P
   500(R) Index, a widely recognized,
   unmanaged index of common stocks,
   and the Lehman Brothers
   Intermediate Government Bond
   Index, an unmanaged index
   representative of the total return
   of government bonds with
   maturities of less than 10 years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

   The returns for Class B Shares and
   Class C Shares will differ from
   the Class A Share returns shown in
   the bar chart because of
   differences in expenses of each
   class. The table assumes that
   Class B and Class C shareholders
   redeem all of their fund shares at
   the end of the period indicated.
                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1999                                                                             13.77
2000                                                                             -1.79
01                                                                              -11.62

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                              Best
                                           quarter:        11.84%  12/31/99
                                              Worst
                                             quarter:      -11.36%  3/31/01

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)

                                                                           1            SINCE
                                                                        YEAR(2)     INCEPTION(2,3)
 CLASS A SHARES (with 5.75% sales charge)                                             (1/29/98)
   CAPITAL MANAGER GROWTH FUND                                          -16.70%          1.12%
   S&P 500(R) INDEX                                                     -11.88%          5.50%(4)
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     8.42%          6.69%(4)
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                    (1/29/98)
   CAPITAL MANAGER GROWTH FUND                                          -15.69%          1.77%
   S&P 500(R) INDEX                                                     -11.88%          5.50%(4)
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     8.42%          6.69%(4)
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                    (1/29/98)
   CAPITAL MANAGER GROWTH FUND                                          -12.46%          2.24%
   S&P 500(R) INDEX                                                     -11.88%          5.50%(4)
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     8.42%          6.69%(4)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(3) Class B Shares were not in existence prior to January 29, 1999. Performance for periods prior to January 29, 1999 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(4) Since 1/31/98.

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                               5.75%(2)   None      None
                                                     ------------------------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)     None     5.00%(3) 1.00%(4)
                                                     ------------------------------------------------------------------
                                                     Redemption Fee(5)                          0%        0%        0%




                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES

                                                     Management Fee(6)                       0.25%     0.25%     0.25%
                                                     ------------------------------------------------------------------
                                                     Distribution and Service (12b-1)
                                                     Fee(6)                                  0.50%     1.00%     1.00%
                                                     ------------------------------------------------------------------
                                                     Other Expenses(6)                       0.52%     0.52%     0.52%
                                                     ------------------------------------------------------------------
                                                       Total Fund Operating Expenses(6,7)    1.27%     1.77%     1.77%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (6) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.15%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25% and other expenses for each class are expected to be limited to 0.42%. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 0.82%; Class B Shares, 1.57%; and Class C Shares, 1.57%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                   (7) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the average weighted expense ratio for each class of shares is expected to be as follows: 2.48% for Class A Shares, 2.99% for Class B Shares, and 3.05% for Class C Shares (before fee waivers and expense reimbursement arrangements); 1.89% for Class A Shares, 2.64% for Class B Shares, and 2.64% for Class C Shares (after fee waivers and expense reimbursement arrangements).

   As an investor in the Capital
   Manager Growth Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

   ------------------------------
   CONTINGENT DEFERRED SALES
   CHARGE

   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.
   ------------------------------

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND


                                               EXPENSE EXAMPLE
   Use the table at right to
   compare fees and expenses with
   those of other Funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

     - $10,000 investment
     - 5% annual return
     - redemption at the end of
       each period
     - no changes in the Fund's
       operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

                                                          CAPITAL MANAGER          1       3       5        10
                                                            GROWTH FUND           YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES               $697   $955    $1,232   $2,021
                                                     -----------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption          $680   $857    $1,159   $1,952
                                                     Assuming No Redemption       $180   $557    $  959   $1,952
                                                     -----------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption          $280   $557    $  959   $2,084
                                                     Assuming No Redemption       $180   $557    $  959   $2,084

   RISK/RETURN SUMMARY AND FUND EXPENSES       CAPITAL MANAGER AGGRESSIVE
   GROWTH FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation by investing primarily in a group of diversified BB&T Funds which invest primarily in equity securities.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates its assets among the
                                          Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.
                                          The Fund will invest up to 100% of its total assets in
                                          Underlying Funds which invest primarily in equity securities and up to 10% of its total assets in Underlying Funds which invest primarily in fixed income securities including the
                                          fixed income portion of the Balanced Fund and money market funds. The Fund will invest its assets in the following
                                          Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                                                                                   INVESTMENT RANGE
                                                         UNDERLYING FUND                      (PERCENTAGE OF FUND ASSETS)
                                       ----------------------------------------------------------------------------------
                                       STOCK FUNDS
                                       Balanced Fund                                                    0%-65%
                                       Large Company Value Fund                                         0%-90%
                                       Large Company Growth Fund                                        0%-90%
                                       Mid Cap Value Fund                                               0%-65%
                                       Mid Cap Growth Fund                                              0%-65%
                                       Small Company Growth Fund                                        0%-65%
                                       International Equity Fund                                        0%-65%

                                       BOND FUNDS
                                       Short U.S. Government Income Fund                                0%-40%
                                       Intermediate U.S. Government Bond Fund                           0%-40%
                                       Intermediate Corporate Bond Fund                                 0%-40%

                                       MONEY MARKET FUNDS
                                       Prime Money Market Fund                                          0%-10%
                                       U.S. Treasury Money Market Fund                                  0%-10%

                                          The Underlying Funds are described earlier in this
                                          Prospectus.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 76 or consult the SAI.

   RISK/RETURN SUMMARY AND FUND EXPENSES       CAPITAL MANAGER AGGRESSIVE
   GROWTH FUND


                          RISK/RETURN SUMMARY
                          CONTINUED


    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Fund's holdings.

                                          EQUITY FUNDS: The Fund invests in Underlying Funds that
                                          invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.

                                          FIXED INCOME FUNDS: The Fund also invests in Underlying
                                          Funds that invest primarily in fixed income securities,
                                          which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility
                                          that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the
                                          security will have its credit rating downgraded.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 76.

                                          This section would normally include a bar chart and a table showing how the Capital Manager Aggressive Growth Fund has performed and how its performance has varied from year to
                                          year. Because the Fund has been in operation for less than a full calendar, the bar chart and table are not shown.

   RISK/RETURN SUMMARY AND FUND EXPENSES       CAPITAL MANAGER AGGRESSIVE
                                                GROWTH FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     ------------------------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     ------------------------------------------------------------------

                                                     Redemption Fee(5)                          0%        0%        0%




                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES

                                                     Management Fee(6)                       0.25%     0.25%     0.25%
                                                     ------------------------------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(6)                                  0.50%     1.00%     1.00%
                                                     ------------------------------------------------------------------

                                                     Other Expenses                          0.67%     0.67%     0.67%
                                                     ------------------------------------------------------------------

                                                       Total Fund Operating Expenses(6,7)    1.42%     1.92%     1.92%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (6) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.15%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25% and other expenses for each class are expected to be limited to 0.57%. Total Expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 0.97%; Class B Shares, 1.72%; and Class C Shares, 1.72%. Any fee waivers or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                   (7) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio for each class of shares is expected to be as follows: 2.76% for Class A Shares, 3.32% for Class B Shares, and 3.06% for Class C Shares (before fee waivers and expense reimbursement arrangements); 2.17% for Class A Shares, 2.92% for Class B Shares, and 2.92% for Class C Shares (after fee waivers and expense reimbursement arrangements).

   As an investor in the Capital
   Manager Aggressive Growth
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

   ------------------------------
   CONTINGENT DEFERRED SALES
   CHARGE

   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.
   ------------------------------

                                               EXPENSE EXAMPLE

                                                       CAPITAL MANAGER AGGRESSIVE        1        3         5        10
                                                               GROWTH FUND              YEAR    YEARS     YEARS    YEARS
                                                     CLASS A SHARES                     $711    $  998    $1,307   $2,179
                                                     --------------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $695    $  903    $1,237   $2,114
                                                     Assuming No Redemption             $195    $  603    $1,037   $2,114
                                                     --------------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $295    $  603    $1,037   $2,243
                                                     Assuming No Redemption             $195    $  603    $1,037   $2,243

Use the table at right to compare
fees and expenses with those of
other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the
following:

 - $10,000 investment

 - 5% annual return

 - redemption at the end of each
   period

 - no changes in the fund's
   operating expenses

Because this example is
hypothetical and for comparison
only, your actual costs will be
different.

 [LOGO]

 ADDITIONAL INVESTMENT STRATEGIES AND RISKS



   STOCK FUNDS
   BALANCED FUND -- The Fund will normally invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible securities.

   As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed-income senior securities. Fixed-income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities. The Fund may also invest in collateralized mortgage obligations ("CMOs").

   The Fund may only invest in bonds, notes and debentures that are investment grade, which are those securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") at the time of purchase, or if not rated, found by the Adviser under guidelines established by the Trust's Board of Trustees to be of comparable quality. If the rating of any debt securities held by the Fund falls below the fourth highest rating, the Fund will not have to dispose of those obligations and may continue to hold them if the portfolio manager considers it to be appropriate.

   The Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. For temporary defensive purposes, these investments may constitute 100% of the Fund's portfolio.

   LARGE COMPANY VALUE FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities of large companies. This policy will not be changed without 60 days' advance notice to shareholders. Large companies are those companies within the range of those companies in the Russell 1000(R) Value Index at the time of purchase. These stocks may include common stock, preferred stock, warrants, or debt instruments that are convertible to common stock. Equity securities purchased by the Large Company Value Fund will be either traded on a domestic securities exchange or quoted in the NASDAQ/NYSE system.

   LARGE COMPANY GROWTH FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities of large companies. This policy will not be changed without 60 days' advance notice to shareholders. Large companies are those companies with market capitalizations in excess of $10 billion at the time of purchase. As a matter of fundamental policy, at least 65% of the Fund's total assets will be invested in companies whose market capitalization exceeds the mean capitalization of the companies in the S&P(R) 500 Index.

   MID CAP VALUE FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities of middle capitalization companies. This policy will not be changed without 60 days' advance notice to shareholders. Middle capitalization companies are those companies with market capitalizations within the range of those companies in the Russell Mid Cap Value Index. These securities may include dividend-paying common stocks, preferred stocks, and preferred stocks and debt securities convertible into common stock of U.S. and foreign issuers. The Fund may also invest in American Depositary Receipts ("ADRs") and interests of investment trusts, such as Diamonds and SPDRs.

   Any remaining assets may be invested in the following securities, but only if, at the time of purchase, the security either has the requisite rating from a nationally recognized statistical rating organization (an "NRSRO") or is of comparable quality as determined by the Adviser: (i) U.S. Government securities (ii) mortgage-backed securities rated in one of the four highest rating categories, (iii) asset-backed securities rated in one of the four highest rating categories, (iv) corporate bonds and notes and bank obligations rated in one of the four highest rating categories, (v) money market instruments, (vi) warrants and rights to purchase common stocks and
   (vii) shares of other investment companies.

   The Fund may purchase securities that do not pay current dividends but which offer prospects for growth of capital and future income. The Fund is not subject to any maturity restrictions on its investment in non-money market instruments.

   The Adviser will generally select for the Fund, securities of companies with market capitalizations in excess of $5 billion that provide a level of income which is greater than the average income provided by the Russell Mid Cap(R) Value Index.

   All of the equity securities in which the Portfolio invests (including foreign securities) are traded in the United States or Canada either on registered exchanges or actively in the over-the-counter market.

   MID CAP GROWTH FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities of middle capitalization companies. This policy will not be changed without 60 days'
 76

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   advance notice to shareholders. Middle capitalization companies are generally those companies with market capitalizations between $2 and $10 billion, and annual revenues in excess of $250 million. Securities of such companies may include common stocks, warrants to purchase common stocks, debt securities convertible to common stocks, preferred stocks convertible to common stocks and interests in investment trusts, such as Diamonds and SPDRs (together, "Equity Securities") of U.S. and foreign issuers. Equity Securities of foreign issuers may include ADRs. Any assets not invested in Equity Securities may be invested in money market instruments. The Adviser will generally select for the Fund securities of medium-sized companies that have exhibited an established record of growth and that, in the Adviser's opinion, will continue to present significant growth potential. The Adviser may also seek to increase potential returns by identifying "niche" companies in diverse industries and by identifying demographic, economic, and political trends that will provide future investment opportunities. The Adviser may consider factors such as an issuer's development (or potential for development) of new products, any new management, or any business restructuring, and may also consider the potential for increased institutional ownership. The Adviser may, but will not necessarily, consider dividend income when selecting Equity Securities for the Fund.

   All of the Equity Securities in which the Fund invests (including foreign securities) are traded in the United States or Canada either on registered exchanges or actively in the over-the-counter market.

   SMALL COMPANY GROWTH FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities of small companies. This policy will not be changed without 60 days' advance notice to shareholders. Small companies are those companies with market capitalizations under $2 billion at the time of purchase.

   INTERNATIONAL EQUITY FUND -- The Fund normally invests at least 65% of its total assets in the equity securities of foreign issuers. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund invests primarily in equity securities of issuers located in countries included in the Morgan Stanley Capital International Europe, Australasia and the Far East ("EAFE") Index. The EAFE Index is an index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom are currently included in the EAFE Index.

   From time to time the Fund may invest more than 25% of its total assets in the securities of issuers located in countries such as France, Germany, Japan, and the United Kingdom.

   The Fund may invest in both sponsored and unsponsored ADRs, European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar global instruments.

   The Fund may also invest its assets in equity securities of issuers located in countries with emerging economies or securities markets. The Fund intends to limit its investment in such countries to 20% of its total assets. The Fund may (but is not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the Euro relative to the U.S. dollar) in connection with specific portfolio transactions or with respect to portfolio positions.

   ALL STOCK FUNDS (EXCEPT THE INTERNATIONAL EQUITY FUND): FOREIGN
   SECURITIES -- Each Fund may invest in foreign securities through the purchase of ADRs or the purchase of foreign securities on the New York Stock Exchange. However, a Fund will not do so if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 25% of the value of its total assets.

   BOND FUNDS

   SHORT U.S. GOVERNMENT INCOME FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund may invest up to 20% of its total assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality.

   The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   INTERMEDIATE U.S. GOVERNMENT BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in bonds issued or guaranteed by the U.S. Government or its agencies and instrumentalities. This policy will not be changed without 60 days' advance notice to shareholders. Bonds for this purpose include both bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The Fund may invest up to 20% of its total assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

   The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

   INTERMEDIATE CORPORATE BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in corporate bonds. This policy will not be changed without 60 days' advance notice to shareholders. At least 65% of the Fund's total assets will be invested in investment grade corporate bonds (rated in one of the top four rating categories by an NRSRO, such as Moody's or S&P, at the time of purchase or that are determined by the Adviser to be of comparable quality).

   The Fund may invest up to 15% of its total assets in corporate debt obligations that are not investment grade, but are rated in any category below BBB or Baa or are of comparable quality in the judgment of the Adviser (i.e. "junk bonds") and may include bonds in default. To the extent consistent with SEC rules, the Fund may invest in non-investment grade securities by investing in other investment companies that primarily invest in such securities.

   The Fund may invest in debt obligations of foreign corporations, banks and governments that are denominated either in U.S. dollars or foreign currency. The Fund will not invest more than 25% of its total assets in such obligations.

   The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

   ALL TAXABLE BOND FUNDS -- Mortgage-related securities purchased by the Taxable Bond Funds will be either (i) issued by U.S. Government-owned or sponsored corporations or (ii) rated in the highest category by an NRSRO at the time of purchase, (for example, rated Aaa by Moody's or AAA by S&P), or, if not rated, are of comparable quality as determined by the Adviser.

   NORTH CAROLINA INTERMEDIATE TAX-FREE FUND -- As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings in investments the income from which is exempt from federal income tax and North Carolina personal income tax ("North Carolina Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its total holdings in tax-exempt obligations other than North Carolina tax-exempt obligations to over 20% of its total assets.

   SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND -- As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings in investments the income from which is exempt from federal income tax and South Carolina personal income tax ("South Carolina Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than South Carolina tax-exempt obligations to over 20% of its total assets.

   VIRGINIA INTERMEDIATE TAX-FREE FUND -- As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings in investments the income from which is exempt from federal income tax and Virginia personal income tax ("Virginia Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Virginia tax-exempt obligations to over 20% of its total assets.

   WEST VIRGINIA INTERMEDIATE TAX-FREE FUND -- As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings in investments the income from which is exempt from federal income tax and West Virginia personal income tax ("West Virginia Tax-Exempt Obligations").

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than West Virginia tax-exempt obligations to over 20% of its total assets.

   ALL TAX-FREE BOND FUNDS -- Each Fund will invest in Tax-Exempt Obligations which are rated at the time of purchase in one of the four highest categories by an NRSRO in the case of bonds; one of the two highest categories by an NRSRO in the case of notes; rated "SP-1" or higher by S&P or "MIG-2" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of tax-exempt commercial paper; or rated "VMIG-1" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of variable rate demand obligations or, if unrated, determined to be of comparable quality.

   Each Fund may invest up to 20% of its total assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for individual shareholders.

   ALL BOND FUNDS: PORTFOLIO MATURITY -- Certain debt securities such as, but not limited to, mortgage backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of these securities will be used.

   MONEY MARKET FUNDS

   PRIME MONEY MARKET FUND -- The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker's acceptances. As a matter of non-fundamental policy, instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit.

   The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.

   The Prime Money Market Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   FUNDS OF FUNDS

   The Funds of Funds' net asset values will fluctuate with changes in the equity markets and the value of the Underlying Funds in which they invest. Each Fund of Funds' investment return is diversified by its investment in the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents.

   With their remaining assets, the Funds of Funds may make direct investments in any domestic and foreign securities and other instruments which the Underlying Funds may purchase, as described in this prospectus. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

   ALL STOCK FUNDS, BOND FUNDS AND FUNDS OF FUNDS

   TEMPORARY DEFENSIVE MEASURES -- If deemed appropriate under the circumstances, each Stock Fund, Bond Fund, and Fund of Funds may increase its holdings in short-term obligations to up to 100% of its total assets. Under normal market conditions, the Stock Funds and the Taxable Bond Funds will limit their investment in short-term obligations to 20% of its total assets.

   ALL FUNDS

   FUNDAMENTAL POLICIES -- Any of the policies identified above as fundamental may only be changed with respect to a particular Fund by a vote of a majority of the outstanding shares of that Fund.

   INVESTMENT PRACTICES

   The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the SAI for additional details regarding these and other permissible investments.

                                              FUND NAME                           FUND CODE
                                              ---------                           ---------
                        Balanced Fund                                               1
                        Large Company Value Fund                                    2
                        Large Company Growth Fund                                   3
                        Mid Cap Value Fund                                          4
                        Mid Cap Growth Fund                                         5
                        Small Company Growth Fund                                   6
                        International Equity Fund                                   7
                        Short U.S. Government Income Fund                           8
                        Intermediate U.S. Government Bond Fund                      9
                        Intermediate Corporate Bond Fund                           10
                        North Carolina Intermediate Tax-Free Fund                  11
                        South Carolina Intermediate Tax-Free Fund                  12
                        Virginia Intermediate Tax-Free Fund                        13
                        West Virginia Intermediate Tax-Free Fund                   14
                        Prime Money Market Fund                                    15
                        U.S. Treasury Money Market Fund                            16

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                                FUND CODE         RISK TYPE
                             ----------                                ---------         ---------
    AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign               1-7            Market
    shares of a company held by a U.S. bank that issues a                                Political
    receipt evidencing ownership                                                         Foreign Investment
    ASSET-BACKED SECURITIES: Securities secured by company             8-10, 15          Pre-payment
    receivables, home equity loans, truck and auto loans,                                Market
    leases, credit card receivables and other securities backed                          Credit
    by other types of receivables or other assets                                        Interest Rate
                                                                                         Regulatory
                                                                                         Liquidity
                                                                                         Estimated Maturity
    BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn      1, 4, 5, 15        Credit
    on and accepted by a commercial bank. Maturities are                                 Liquidity
    generally six months or less                                                         Market
                                                                                         Interest Rate
    BONDS: Interest-bearing or discounted government or               1, 7-10, 15        Market
    corporate securities that obligate the issuer to pay the                             Credit
    bondholder a specified sum of money, usually at specific                             Interest Rate
    intervals, and to repay the principal amount of the loan at maturity
    CALL AND PUT OPTIONS: A call option gives the buyer the               1-7            Management
    right to buy, and obligates the seller of the option to                              Liquidity
    sell, a security at a specified price. A put option gives                            Credit
    the buyer the right to sell, and obligates the seller of the                         Market
    option to buy a security at a specified price. The Funds                             Leverage
    will sell only covered call and secured put options
    CERTIFICATES OF DEPOSIT: Negotiable instruments with a            1, 4, 5, 15        Market
    stated maturity                                                                      Credit
                                                                                         Liquidity
                                                                                         Interest Rate
    COMMERCIAL PAPER: Secured and unsecured short-term                  1-5, 15          Credit
    promissory notes issued by corporations and other entities.                          Liquidity
    Maturities generally vary from a few days to nine months                             Market
                                                                                         Interest Rate
    COMMON STOCK: Shares of ownership of a company                        1-7            Market
    CONVERTIBLE SECURITIES: Bonds or preferred stock that               1-7, 10          Market
    convert to common stock                                                              Credit
    DERIVATIVES: Instruments whose value is derived from an              1-14            Management
    underlying contract, index or security, or any combination                           Market
    thereof, including futures, options (e.g., put and calls),                           Credit
    options on futures, swap agreements, and some mortgage-                              Liquidity
    backed securities                                                                    Leverage
                                                                                         Interest Rate
    FOREIGN SECURITIES: Stocks issued by foreign companies, as        1-7, 10, 15        Market
    well as commercial paper of foreign issuers and obligations                          Political
    of foreign banks, overseas branches of U.S. banks and                                Liquidity
    supranational entities                                                               Foreign Investment
    FORWARD FOREIGN CURRENCY CONTRACTS: An obligation to                   7             Management
    purchase or sell a specific amount of a currency at a fixed                          Liquidity
    future date and price set by the parties involved at the                             Credit
    time the contract is negotiated                                                      Market
                                                                                         Political
                                                                                         Leverage
                                                                                         Foreign Investment

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                                FUND CODE         RISK TYPE
                             ----------                                ---------         ---------
    FUTURES AND RELATED OPTIONS: A contract providing for the            1-14            Management
    future sale and purchase of a specified amount of a                                  Market
    specified security, class of securities, or an index at a                            Credit
    specified time in the future and at a specified price                                Liquidity
                                                                                         Leverage
    HIGH-YIELD/HIGH-RISK/DEBT SECURITIES: High-yield/                     10             Credit
    high-risk/debt securities are securities that are rated                              Market
    below investment grade by the primary rating agencies (e.g.,                         Liquidity
    BB or lower by Standard & Poor's and Ba or lower by                                  Interest Rate
    Moody's). These securities are considered speculative and
    involve greater risk of loss than investment grade debt
    securities. Other terms commonly used to describe such
    securities include "lower rated bonds," "non-investment
    grade bonds" and "junk bonds."
    INDEX-BASED SECURITIES: Index-based securities such as                1-7            Market
    Standard & Poor's Depository Receipts ("SPDRs") and
    NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price,
    performance and dividend yield of an index, such as the S&P
    500 Index or the NASDAQ-100 Index. Index-based securities
    entitle a holder to receive proportionate quarterly cash
    distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust
    expenses. Unit investment trusts are registered investment companies. Therefore, a Fund's investment in index-based
    securities is subject to the limitations on investing in
    investment company securities described below.
    INVESTMENT COMPANY SECURITIES: Shares of investment                  1-15            Market
    companies. Each Fund (except the U.S. Treasury Fund and the
    Fund of Funds) may invest up to 5% of its total assets in
    the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its total
    assets in the securities of other registered investment
    companies. These registered investment companies may include money market funds of BB&T Funds and shares of other
    registered investment companies for which the Adviser to a
    Fund or any of their affiliates serves as investment
    adviser, administrator or distributor. The Prime Money
    Market Fund may only invest in shares of other investment
    companies with similar objectives
    MORTGAGE-BACKED SECURITIES: Debt obligations secured by real         8-15            Pre-payment
    estate loans and pools of loans. These include                                       Market
    collateralized mortgage obligations and real estate mortgage                         Credit
    investment conduits                                                                  Regulatory
                                                                                         Estimated Maturity
    MUNICIPAL SECURITIES: Securities issued by a state or                11-15           Market
    political subdivision to obtain funds for various public                             Credit
    purposes. Municipal securities include industrial                                    Political
    development bonds and other private activity bonds, as well                          Tax
    as general obligation bonds, revenue bonds, tax anticipation                         Regulatory
    notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations,
    municipal leases, obligations of municipal housing
    authorities (single family revenue bonds) and obligations
    issued on behalf of " 501(c)(3) organizations.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                                FUND CODE         RISK TYPE
                             ----------                                ---------         ---------
    There are two general types of municipal
    bonds: General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take
    many shapes and forms but are generally backed by revenue
    from a specific project or tax. These include, but are not limited, to certificates of participation ("COPs"); utility and sales tax revenues; tax increment or tax allocations;
    housing and special tax, including assessment district and community facilities district issues which are secured by
    specific real estate parcels; hospital revenue; and
    industrial development bonds that are secured by a private company.
    PREFERRED STOCKS: Preferred Stocks are equity securities              1-7            Market
    that generally pay dividends at a specified rate and have
    preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.
    REPURCHASE AGREEMENTS: The purchase of a security and the            1-16            Market
    simultaneous commitment to return the security to the seller                         Credit
    at an agreed upon price on an agreed upon date. This is
    treated as a loan
    RESTRICTED SECURITIES: Securities not registered under the        1, 8-10, 15        Liquidity
    Securities Act of 1933, such as privately placed commercial                          Market
    paper and Rule 144A securities
    REVERSE REPURCHASE AGREEMENT: The sale of a security and the         6, 7            Market
    simultaneous commitment to buy the security back at an                               Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund
    SECURITIES LENDING: The lending of up to 33 1/3% of the              1-16            Market
    Fund's total assets. In return the Fund will receive cash,                           Leverage
    other securities, and/or letters of credit.                                          Liquidity
                                                                                         Credit
    SHORT-TERM OBLIGATIONS: High quality U.S. dollar-denominated         1-16            Market
    debt securities that have remaining maturities of one year                           Credit
    or less. These securities may include U.S. government
    obligations, domestic and foreign commercial paper
    (including variable-amount master demand notes), bankers'
    acceptances, certificates of deposit and demand and time
    deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. These investments are limited to those obligations which, at the time of
    purchase, (i) possess one of the two highest short-term
    ratings from at least two NRSROs (for example, commercial
    paper rated "A-1" or "A-2" by S&P and "P-1" or "P-2" by
    Moody's), or (ii) do not possess a rating (i.e., are
    unrated) but are determined by the Adviser or Sub-Adviser to be of comparable quality.
    STAND-BY COMMITMENTS: The Funds may acquire "stand-by                11-14           Market
    commitments" with respect to Municipal Securities held in
    its portfolio. The Fund will acquire stand-by commitments
    solely to facilitate portfolio liquidity
    TIME DEPOSITS: Non-negotiable receipts issued by a bank in           15-16           Liquidity
    exchange for the deposit of funds                                                    Credit
                                                                                         Market
    U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by              1-15            Interest Rate
    agencies and instrumentalities of the U.S. government. These                         Credit
    include Ginnie Mae, Fannie Mae, and Freddie Mac
    U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately           1-16            Interest Rate
    traded registered interest and principal securities, and
    coupons under bank entry safekeeping

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                                FUND CODE         RISK TYPE
                             ----------                                ---------         ---------
    VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured demand notes            1             Credit
    that permit the indebtedness to vary and provide for                                 Liquidity
    periodic adjustments in the interest rate according to the                           Interest Rate
    terms of the instrument. Because master demand notes are
    direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of
    principal and accrued interest at specified intervals
    VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             11-15           Credit
    interest rates which are reset daily, weekly, quarterly or                           Liquidity
    some other period and which may be payable to the Fund on                            Market
    demand
    WARRANTS: Securities, typically issued with preferred stock           1-7            Market
    or bonds, that give the holder the right to buy a                                    Credit
    proportionate amount of common stock at a specified price.
    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or      1, 3-5, 11-15       Market
    contract to purchase securities at a fixed price for                                 Leverage
    delivery at a future date. Under normal market conditions,                           Liquidity
    when-issued purchases and forward commitments will not                               Credit
    exceed 25% of the value of a Fund's total assets.
    YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar                10             Market
    denominated bonds issued by foreign corporations or                                  Credit
    governments. Sovereign bonds are those issued by the                                 Interest Rate
    government of a foreign country. Supranational bonds are
    those issued by supranational entities, such as the World
    Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces
    ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt that pay         1, 9-14          Credit
    no interest, but are issued at a discount from their value                           Market
    at maturity. When held to maturity, their entire return                              Interest Rate
    equals the difference between their issue price and their
    maturity value

   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   ESTIMATED MATURITY RISK. The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market.

   Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

       SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

   REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

   SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

   TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

 [LOGO]

 FUND MANAGEMENT



   THE INVESTMENT ADVISER
   BB&T Asset Management, LLC ("BB&T Asset Management" or the "Adviser") is the adviser for the Funds. BB&T Asset Management is a wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T"). BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2001, BB&T Corporation had assets of approximately $70.9 billion. Through its subsidiaries, BB&T Corporation operates over 1,000 banking offices in Georgia, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.

   In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. While BB&T Asset Management has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 18 years. BB&T Asset Management currently manages and administers assets of more than $15 billion.

   Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the Funds paid as follows during their fiscal year ended:

                                                                   PERCENTAGE OF
                                                                AVERAGE NET ASSETS
                                                                  FOR THE FISCAL
                                                                    YEAR ENDED
                                                                     09/30/01
                                                          ------------------------------
     Balanced Fund                                                    0.60%
                                                          ------------------------------
     Large Company Value Fund                                         0.60%
                                                          ------------------------------
     Large Company Growth Fund                                        0.60%
                                                          ------------------------------
     Mid Cap Value Fund                                              0.56%*
                                                          ------------------------------
     Mid Cap Growth Fund                                             0.55%*
                                                          ------------------------------
     Small Company Growth Fund                                        1.00%
                                                          ------------------------------
     International Equity Fund                                        1.00%
                                                          ------------------------------
     Short U.S. Government Income Fund                                0.50%
                                                          ------------------------------
     Intermediate U.S. Government Bond Fund                           0.50%
                                                          ------------------------------
     Intermediate Corporate Bond Fund                                 0.50%
                                                          ------------------------------
     North Carolina Intermediate Tax-Free Fund                        0.50%
                                                          ------------------------------
     South Carolina Intermediate Tax-Free Fund                        0.40%
                                                          ------------------------------
     Virginia Intermediate Tax-Free Fund                              0.50%
                                                          ------------------------------
     West Virginia Intermediate Tax-Free Fund                        0.28%*
                                                          ------------------------------
     Prime Money Market Fund                                          0.31%
                                                          ------------------------------
     U.S. Treasury Money Market Fund                                  0.30%
                                                          ------------------------------
     Capital Manager Conservative Growth Fund                         0.15%
                                                          ------------------------------
     Capital Manager Moderate Growth Fund                             0.15%
                                                          ------------------------------
     Capital Manager Growth Fund                                      0.15%
                                                          ------------------------------
     Capital Manager Aggressive Growth Fund                          0.15%*
                                                          ------------------------------

   * For the fiscal period ended 9/30/01.

   FUND MANAGEMENT




   THE INVESTMENT SUB-ADVISERS
   SMALL COMPANY GROWTH FUND. BlackRock Financial Management, Inc. ("BFMI") serves as the Sub-Adviser to the Small Company Growth Fund pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, BFMI manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T Asset Management and in accordance with the Small Company Growth Fund's investment objective, policies and restrictions.

   BFMI is an indirect wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $226 billion of assets under management as of September 30, 2001. BlackRock is a member of The PNC Financial Services Group, Inc., one of the largest diversified financial services organizations in the United States. BFMI has offices at 100 Bellevue Parkway, Wilmington, Delaware 19809.

   INTERNATIONAL EQUITY FUND. BlackRock International, Ltd. ("BlackRock International") serves as the Sub-Adviser to the International Equity Fund pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, BlackRock International manages the Fund, selects investments and places all orders for purchases and sales of the International Equity Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T Asset Management and in accordance with the International Equity Fund's investment objective, policies, and restrictions.

   PRIME MONEY MARKET FUND. Federated Investment Management Company ("Federated IMC") serves as the Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, Federated IMC manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T Asset Management and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions.

   Federated IMC's address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 185 mutual funds and separate accounts, which totaled approximately $163.6 billion in assets as of September 30, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.
   PORTFOLIO MANAGERS

   SMALL COMPANY GROWTH FUND. William J. Wykle, has been the portfolio manager for the Small Company Growth Fund since its inception. Mr. Wykle has been an investment manager with BFMI since 1995 and has been a Portfolio Manager of the BlackRock Funds(SM) Small Cap Growth Equity Portfolio since its inception. From 1986 to 1995, he was an investment manager at PNC Bank and its predecessor, Provident National Bank.

   ALL OTHER BB&T FUNDS. All investment decisions for each of the other BB&T Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.

   FUND MANAGEMENT




   THE DISTRIBUTOR AND ADMINISTRATOR
   BISYS Fund Services, L.P. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as each Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services, L.P. (the "Distributor"), also serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   The SAI has more detailed information about the Adviser and other service providers.

 [LOGO]

 SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS
   Class A Shares, Class B Shares, and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

   CLASS A SHARES

    - Stock Funds, Bond Funds and Funds of Funds:       Front-end sales charges, as described on Page 99.
      Money Market Funds:                               No sales charges
                                                        (0.25% for the MidCap Growth Fund, the Mid Cap
                                                        Value Fund, and the West Virginia Intermediate Tax
                                                        Free Fund)
    - Distribution and service fees of 0.50% of average daily net assets.

    - OFFERED BY:
      Balanced Fund                                     South Carolina Intermediate Tax-Free Fund
      Large Company Value Fund                          Virginia Intermediate Tax-Free Fund
      Large Company Growth Fund                         West Virginia Intermediate Tax-Free Fund
      Mid Cap Value Fund                                Prime Money Market Fund
      Mid Cap Growth Fund                               U.S. Treasury Money Market Fund
      Small Company Growth Fund                         Capital Manager Conservative Growth Fund
      International Equity Fund                         Capital Manager Moderate Growth Fund
      Short U.S. Government Income Fund                 Capital Manager Growth Fund
      Intermediate U.S. Government Bond Fund            Capital Manager Aggressive Growth Fund
      Intermediate Corporate Bond Fund
      North Carolina Intermediate Tax-Free Fund

   CLASS B SHARES

   - No front-end sales charge; all your money goes to work for you right away.

   - Distribution and service (12b-1) fees of 1.00% of average daily net assets.

   - A deferred sales charge, as described on page   .

   - Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

   - Maximum investment for all Class B purchases: $250,000.

    - OFFERED BY:
      Balanced Fund                                     Prime Money Market Fund
      Large Company Value Fund                          U.S. Treasury Money Market Fund
      Large Company Growth Fund                         Capital Manager Conservative Growth Fund
      Mid Cap Value Fund                                Capital Manager Moderate Growth Fund
      Mid Cap Growth Fund                               Capital Manager Growth Fund
      Small Company Growth Fund                         Capital Manager Aggressive Growth Fund
      International Equity Fund
      Intermediate U.S. Government Bond Fund
      Intermediate Corporate Bond Fund

   NOTE:Shareholders investing directly in Class B Shares of the Money Market
        Funds, as opposed to Shareholders obtaining Class B Shares of a Money Market Fund upon an exchange of Class B Shares of any other Funds, will be requested to participate in the Auto Exchange Program in such a way that their Class B Shares have been withdrawn from the Money Market Fund within two years of purchase.

   SHAREHOLDER INFORMATION


   CLASS C SHARES
   - No front-end sales charge; all your money goes to work for you right away.

   - Distribution and service (12b-1) fees of 1.00% of average daily net assets.

   - A deferred sales charge, as described on page 96.

   - Maximum investment for all Class C purchases: None

    - OFFERED BY:
      Balanced Fund                                     Capital Manager Conservative Growth Fund
      Large Company Value Fund                          Capital Manager Moderate Growth Fund
      Large Company Growth Fund                         Capital Manager Growth Fund
      Mid Cap Value Fund                                Capital Manager Aggressive Growth Fund
      Mid Cap Growth Fund
      Small Company Growth Fund
      International Equity Fund
      Intermediate U.S. Government Bond Fund
      Intermediate Corporate Bond Fund
      Prime Money Market Fund
      U.S. Treasury Money Market Fund

   For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

   Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

   The Funds also offer Trust Shares, which have their own expense structure and are only available to investors who are not fiduciary clients of Branch Banking and Trust Company, its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity. Call the Distributor for more information (see back cover of this prospectus).

   Generally, expenses applicable to a Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

   SHAREHOLDER INFORMATION




   PRICING OF FUND SHARES
   ------------------------------
   HOW NAV IS CALCULATED

   The NAV is calculated by
   adding the total value of the
   Fund's investments and other
   assets, subtracting its
   liabilities and then dividing
   that figure by the number of
   outstanding shares of the
   Fund:

               NAV =
     Total Assets - Liabilities
   -------------------------------
          Number of Shares
            Outstanding

   Generally, for Funds other
   than the Money Market Funds,
   you can find the Fund's NAV
   daily in The Wall Street
   Journal and other newspapers.
   NAV is calculated separately
   for each class of shares.
   ------------------------------

                                       MONEY MARKET FUNDS
                                       The per share net asset value ("NAV") of the Prime Money Market and U.S. Treasury Money Market Funds will be determined at 12:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the Exchange is open.

                                       Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

                                       Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                       OTHER FUNDS

                                       Per NAV for each Fund is determined and
                                       its shares are priced at the close of
                                       regular trading on the New York Stock
                                       Exchange, normally at 4:00 p.m. Eastern
                                       time on days the Exchange is open.

                                       Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales
                                       Charges." This is what is known as the
                                       offering price. For further information
                                       regarding the methods used in valuing the Fund's investments, please see the SAI.

                                       A Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by BB&T Funds' Pricing Committee (or BlackRock International in the case of the International Equity Fund) pursuant to procedures established by BB&T Funds' Board of Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

                                                                                                MINIMUM INITIAL   MINIMUM
                                                                           ACCOUNT TYPE           INVESTMENT     SUBSEQUENT
                                                                   Class A, Class B or Class C
                                                                   --------------------------------------------------------
                                                                   Regular                               $1,000          $0
                                                                   --------------------------------------------------------
                                                                   Automatic Investment Plan                $25         $25

                                         All purchases must be in U.S. dollars.
                                         A fee will be charged for any checks
                                         that do not clear. Third-party checks
                                         are not accepted.



                                         A Fund may waive its minimum purchase
                                         requirement. The Distributor may reject
                                         a purchase order if it considers it in
                                         the best interest of the Fund and its
                                         shareholders.



                                         From time to time, throughout the year
                                         2002, BB&T or BISYS may offer a special
                                         investment bonus of up to $50 in value
                                         for individuals who purchase Class A, B
                                         or C Shares of a BB&T Fund (excluding
                                         Money Market Funds) through BB&T
                                         Investment Services. The minimum
                                         investment required to receive the
                                         investment bonus is $5000 and the
                                         minimum holding period is six months.
                                         One investment bonus is allowed per
                                         shareholder. For more information
                                         regarding the investment bonus, you
                                         should call your BB&T Investment
                                         Counselor or the BB&T Funds at
                                         1-800-228-1872.
You may purchase Funds through
the Distributor or through
banks, brokers and other
investment representatives,
which may charge additional fees
and may require higher minimum
investments or impose other
limitations on buying and
selling shares. If you purchase
shares through an investment
representative, that party is
responsible for transmitting
orders by close of business and
may have an earlier cut-off time
for purchase and sale requests.
Consult your investment
representative or institution
for specific information.

   -----------------------------------------------------------------------------

   AVOID TAX WITHHOLDING

   Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "BB&T Funds."

   3. Mail to: BB&T Funds
     P.O. Box 182533, Columbus, OH 43218-2533

   Subsequent:

   1. Use the investment slip attached to your account statement.
      Or, if unavailable,

   2. Include the following information on a piece of paper:
      - BB&T Funds/Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.

   3. Mail to: BB&T Funds
     P.O. Box 182533, Columbus, OH 43218-2533

   BY OVERNIGHT SERVICE

   See instructions 1-2 above for subsequent investments.

   4. Send to: BB&T Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

   ELECTRONIC PURCHASES

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-228-1872 to arrange a transfer from your bank account.

                                             ELECTRONIC VS. WIRE TRANSFER

                                             Wire transfers allow financial
                                             institutions to send funds to each
                                             other, almost instantaneously.
                                             With an electronic purchase or
                                             sale, the transaction is made
                                             through the Automated Clearing
                                             House (ACH) and may take up to
                                             eight days to clear. There is
                                             generally no fee for ACH
                                             transactions.
                                                           QUESTIONS?
                                                   Call 800-451-8382 or your
                                                   investment representative.
 94

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment:
   Fax the completed application, along with a request for a confirmation number to 1-800-228-1872. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:
   Instruct your bank to wire transfer your investment to:
   Huntington National Bank
   Routing Number: ABA #044 000 024
   A/C 01899607383
   BB&T Funds

   Include:
   Your name and account number
   Your confirmation number

   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-228-1872 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK
   -------------------------------------

   YOU CAN ADD TO YOUR ACCOUNT BY USING
   THE CONVENIENT OPTIONS DESCRIBED
   BELOW. THE FUND RESERVES THE RIGHT TO
   CHANGE OR ELIMINATE THESE PRIVILEGES
   AT ANY TIME WITH 60 DAYS NOTICE.

   -------------------------------------
   AUTOMATIC INVESTMENT PLAN
   You can make automatic investments in
   the Funds from your bank account,
   through payroll deduction or from
   your federal employment, Social
   Security or other regular government
   checks. Automatic investments can be
   as little as $25, once you've
   invested the $25 minimum required to
   open the account.

   To invest regularly from your bank
   account:

     - Complete the Automatic Investment
       Plan portion on your Account
       Application or the supplemental
       sign-up form
     - Make sure you note:
       - Your bank name, address and
         account number
       - The amount you wish to invest
         automatically (minimum $25)
       - How often you want to invest
         (every month, 4 times a year,
         twice a year or once a year)
     - Attach a voided personal check.

   Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.
                                             DIRECTED DIVIDEND OPTION
                                             By selecting the appropriate box
                                             in the Account Application, you
                                             can elect to receive your
                                             distributions in cash (check) or
                                             have distributions (capital
                                             gains and dividends) reinvested
                                             in another BB&T Fund without a
                                             sales charge. You must maintain
                                             the minimum balance in each Fund
                                             into which you plan to reinvest
                                             dividends or the reinvestment
                                             will be suspended and your
                                             dividends paid to you. The Fund
                                             may modify or terminate this
                                             reinvestment option without
                                             notice. You can change or
                                             terminate your participation in
                                             the reinvestment option at any
                                             time.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Class A Shares have higher dividends than Class B Shares and Class C Shares, because Class A Shares have lower distribution expenses than Class B Shares and Class C Shares. Income dividends for the Money Market Funds and the Bond Funds are declared daily and paid monthly. Income dividends for the Large Company Value Fund, Mid Cap Value Fund, and the Balanced Fund are declared and paid monthly. The Large Company Growth Fund, Mid Cap Growth Fund, Small Company Growth Fund, International Equity Fund, and the Funds of Funds declare and pay income dividends quarterly. Capital gains are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION




   SELLING YOUR SHARES

   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received
   by the Fund, its transfer
   agent, or your investment
   representative. Normally you
   will receive your proceeds
   within a week after your
   request is received. See
   section on "General Policies
   on Selling Shares below."

                                  WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                  As a mutual fund shareholder, you are
                                  technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.




                                  CONTINGENT DEFERRED SALES CHARGE

                                  When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.



                                  INSTRUCTIONS FOR SELLING SHARES

                                  If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below)

   BY MAIL

     1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533.

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW)

     1. See instruction 1 above.
     2. Send to: BB&T Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this Prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

   Call 1-800-228-1872 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call 1-800-228-1872 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   AUTO WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

     - Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

     - Include a voided personal check.

     - Your account must have a value of $5,000 or more to start withdrawals.

     - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   REDEMPTION BY CHECK WRITING -- MONEY MARKET FUNDS ONLY

   You may write checks in amounts of $100 or more on your account in the Prime Money Market Fund or the U.S. Treasury Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance in the Fund of $1,000 and you may not close your Fund account by writing a check.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing if:

     - Redemption from an Individual Retirement Account ("IRA").

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner(s) of the account; or

     - Your account address has changed within the last ten business days; or

     - The redemption proceeds are being transferred to another Fund account with different registration; or

     - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.
 98

   SHAREHOLDER INFORMATION




   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   CALCULATION OF SALES CHARGES
   CLASS A SHARES

   Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates are as follows:
   FOR THE STOCK FUNDS, FUNDS OF FUNDS, INTERMEDIATE U.S. GOVERNMENT BOND FUND, AND INTERMEDIATE CORPORATE BOND FUND

                                          SALES CHARGE         SALES CHARGE
                   YOUR                    AS A % OF            AS A % OF
                INVESTMENT               OFFERING PRICE      YOUR INVESTMENT
      Up to $49,999                          5.75%                6.10%
      ------------------------------------------------------------------------
      $50,000 to $99,999                     4.50%                4.71%
      ------------------------------------------------------------------------
      $100,000 up to $249,999                3.50%                3.63%
      ------------------------------------------------------------------------
      $250,000 up to $499,999                2.50%                2.56%
      ------------------------------------------------------------------------
      $500,000 up to $999,999                2.00%                2.04%
      ------------------------------------------------------------------------
      $1,000,000 and above(1)                0.00%                0.00%

   FOR THE TAX-FREE BOND FUNDS AND THE SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

                                          SALES CHARGE         SALES CHARGE
                   YOUR                    AS A % OF            AS A % OF
                INVESTMENT               OFFERING PRICE      YOUR INVESTMENT
      Up to $49,999                          3.00%                3.09%
      ------------------------------------------------------------------------
      $50,000 to $99,999                     2.50%                2.56%
      ------------------------------------------------------------------------
      $100,000 up to $249,999                2.00%                2.04%
      ------------------------------------------------------------------------
      $250,000 up to $499,999                1.50%                1.52%
      ------------------------------------------------------------------------
      $500,000 up to $999,999                1.00%                1.01%
      ------------------------------------------------------------------------
      $1,000,000 and above(1)                0.00%                0.00%

   (1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. For sales of over $1 million or more, the Distributor pays broker-dealers out of its own assets, a fee of up to 1% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million to $5 million, and 0.25% of the offering price over $5 million.

   FOR THE MONEY MARKET FUNDS

   No sales charges.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

                                                                            YEARS            CDSC AS A % OF
                                                                            SINCE             DOLLAR AMOUNT
                                                                          PURCHASE          SUBJECT TO CHARGE
                                                                             0-1                  5.00%
                                                                             1-2                  4.00%
                                                                             2-3                  3.00%
                                                                             3-4                  3.00%
                                                                             4-5                  2.00%
                                                                             5-6                  1.00%
                                                                         more than 6              None

   If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).
   CONVERSION FEATURE -- CLASS B SHARES

    - Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.
    - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
    - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
    - If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
    - The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

   CLASS C SHARES

   Class C Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class C Shares of the Fund before the first anniversary, you will have to pay a 1% contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).
CLASS B SHARES
Class B Shares are offered at NAV,
   without any up-front sales
   charge. Therefore, all the money
   you invest is used to purchase
   Fund shares. However, if you sell
   your Class B Shares of the Fund
   before the sixth anniversary, you
   will have to pay a contingent
   deferred sales charge at the time
   of redemption. The CDSC will be
   based upon the lower of the NAV
   at the time of purchase or the
   NAV at the time of redemption
   according to the schedule below.
   There is no CDSC on reinvested
   dividends or distributions.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE REDUCTIONS

   Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

    - LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

    - RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

    - COMBINATION PRIVILEGE. Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

   SALES CHARGE WAIVERS
   CLASS A SHARES

   The following qualify for waivers of sales charges:

    - Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

    - Shares purchased with proceeds from redemptions from another mutual fund complex within 60 days after redemption, if you paid a front end sales charge for those shares.

    - Officers, trustees, directors, advisory board members, employees and retired employees of the BB&T Funds, BB&T and its affiliates, the Distributor and its affiliates, and employees of the Sub-Advisers (and spouses, children and parents of each of the foregoing);

    - Investors for whom a BB&T correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity.

    - BB&T Fund shares purchased with proceeds from a distribution from BB&T or an affiliate trust or agency account (this waiver applies only to the initial purchase of a BB&T Fund subject to a sales load;

    - Investors who beneficially hold Trust Shares of any Fund of the BB&T
      Funds;

    - Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan or a 403(b) plan which by its terms permits purchase of Shares;

    - Investors whose shares are held of record by, and purchases made on behalf of, other investment companies distributed by the Distributor or its affiliated companies; and

   The Distributor may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers.

     REINSTATEMENT PRIVILEGE

     If you have sold Class A Shares or Class C Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS B AND C SHARES

   The CDSC will be waived under certain circumstances, including the following:

    - Minimum required distributions from an IRA or other qualifying retirement plan to a Shareholder who has attained age 70 1/2.

    - Redemptions from accounts following the death or disability of the shareholder.

    - Returns of excess contributions to retirement plans.

    - Distributions of less than 12% of the annual account value under the Auto Withdrawal Plan.

    - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

    - Investors who purchased through the Cash Sweep Program at BB&T Treasury Services Division (Class B Shares only).

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

    - The 12b-1 and shareholder servicing fees vary by share class as follows:

      - Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund (0.25% for the Capital Appreciation Fund, the Mid Cap Fund, and the West Virginia Intermediate Tax Free Fund).

      - Class B Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

      - Class C Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

    - The higher 12b-1 fee on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

    - The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES

   You can exchange your shares in
   one Fund for shares of the same
   class of another BB&T Fund,
   usually without paying
   additional sales charges (see
   "Notes" below). You must meet
   the minimum investment
   requirements for the Fund into
   which you are exchanging.
   Exchanges from one Fund to
   another are taxable. Class A
   Shares, Class B Shares, and
   Class C Shares may also be
   exchanged for Trust Shares of
   the same Fund if you become
   eligible to purchase Trust
   Shares. Neither Class B Shares
   nor Class C Shares may be
   exchanged for Class A Shares.
   Class C Shares may not be
   exchanged for Class B Shares.
   Please consult the Trust Share
   prospectus for more information.
   No transaction fees are
   currently charged for exchanges.
                                      INSTRUCTIONS FOR EXCHANGING SHARES

                                      Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:

                                       - Your name and telephone number

                                       - The exact name on your account and
                                         account number

                                       - Taxpayer identification number (usually
                                         your Social Security number)

                                       - Dollar value or number of shares to be
                                         exchanged

                                       - The name of the Fund from which the
                                         exchange is to be made.

                                       - The name of the Fund into which the
                                         exchange is being made.

                                      See "Selling your Shares" for important
                                      information about telephone transactions.

                                      To prevent disruption in the management of the Funds, due to market timing strategies, the Trust reserves the right to reject any exchange it believes will increase transaction costs, or otherwise affect other shareholders. Specifically, exchange activity may be limited to four exchanges from a Fund during a calendar year.

   AUTOMATIC EXCHANGES -- CLASS B
   SHARES ONLY

   You can use the Funds' Automatic
   Exchange feature to purchase
   Class B Shares of the Funds at
   regular intervals through
   regular, automatic redemptions
   from the your BB&T Fund account.
   Shareholders investing directly
   in Class B Shares of the Money
   Market Funds, as opposed to
   Shareholders obtaining Class B
   Shares of the Money Market Funds
   upon exchange of Class B Shares
   of any of the other Funds will
   be requested to participate in
   the Auto Exchange Plan and to
   set the time and amount of their
   regular, automatic withdrawal in
   such a way that all of the Class
   B Shares have been withdrawn
   from the U.S. Treasury or Prime
   Money Market Fund within 2 years
   of purchase. To participate in
   the Automatic Exchange Plan:

    - Complete the appropriate
      section of the Account
      Application.

    - Keep a minimum of $10,000 in
      your BB&T Funds account and
      $1,000 in the Fund whose
      shares you are buying.

   To change the Automatic Exchange
   instructions or to discontinue
   the feature, you must send a
   written request to BB&T Funds,
   P.O. Box 182533, Columbus, Ohio
   43218-2533.
                                      NOTES ON EXCHANGES

                                        - When exchanging from a Fund that has
                                          no sales charge or a lower sales
                                          charge to a Fund with a higher sales
                                          charge, you will pay the difference.

                                       - The registration and tax identification
                                         numbers of the two accounts must be
                                         identical.

                                       - The Exchange Privilege (including
                                         automatic exchanges) may be changed or
                                         eliminated at any time upon a 60-day
                                         notice to shareholders.

                                       - Be sure to read carefully the
                                         Prospectus of any Fund into which you
                                         wish to exchange shares.

   SHAREHOLDER INFORMATION




   DIVIDENDS, DISTRIBUTIONS AND TAXES
   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

   For the Tax-Free Bond Funds, the income dividends that you receive are expected to be exempt from federal income taxes. Furthermore, in the case of the North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund, North Carolina, South Carolina, Virginia, and West Virginia income taxes, respectively. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Free Bond Funds may have on the federal taxation of your benefits. In addition, an investment in the Tax-Free Bond Funds may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Investments held in a Tax-Free Bond Fund which do not conform to the Fund's primary goal of investing in securities which are exempt from federal and state income taxes, whether for defensive reasons or otherwise, may result in federal and/or state income or other taxes.

   A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Except with respect to the International Equity Fund, shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

   Any gain resulting from the sale or exchange of your Fund Shares (even if the income from which is tax exempt) will generally be subject to tax. You should consult your tax adviser for more information on your own tax situation, including possible state and local taxes.

   BB&T Funds will send you a statement each year showing the tax status of all your distributions.

   - For each Fund, other than the Tax-Free Bond Funds, the dividends and short-term capital gains that you receive are considered ordinary income for tax purposes. For the Tax-Free Bond Funds, any short-term capital gains that you receive are taxable to you as ordinary dividend income for federal income tax purposes.

   - Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains for tax purposes, no matter how long you've owned shares in the Fund.

   - Generally, the Funds' advisers do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

   - If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

   - Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

 [LOGO]

 OTHER INFORMATION ABOUT THE FUNDS

   FINANCIAL HIGHLIGHTS
   The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.

   OTHER INFORMATION ABOUT THE FUNDS                        BALANCED FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                FOR THE YEAR ENDED SEPTEMBER 30,
                                                         -----------------------------------------------
                                                          2001      2000      1999      1998      1997
                                                         -------   -------   -------   -------   -------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 13.15   $ 13.83   $ 13.82   $ 13.63   $ 11.96
    ----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.24      0.34      0.35      0.39      0.45
      Net realized and unrealized gains (losses) on
        investments                                        (1.32)    (0.10)     0.74      0.54      2.04
    ----------------------------------------------------------------------------------------------------
      Total from Investment Activities                     (1.08)     0.24      1.09      0.93      2.49
    ----------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                (.025)    (0.34)    (0.35)    (0.39)    (0.45)
      Net realized gains                                   (0.39)    (0.58)    (0.73)    (0.35)    (0.37)
      In excess of net realized gains                      (0.15)       --        --        --        --
    ----------------------------------------------------------------------------------------------------
      Total Dividends                                      (0.79)    (0.92)    (1.08)    (0.74)    (0.82)
    ----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 11.28   $ 13.15   $ 13.83   $ 13.82   $ 13.63
    ----------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                   (8.72)%    1.74%     7.72%     6.89%    21.76%



    ----------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $13,688   $17,726   $21,207   $21,948   $17,234
      Ratio of expenses to average net assets               1.30%     1.22%     1.15%     1.17%     1.18%
      Ratio of net investment income to average net
        assets                                              2.03%     2.54%     2.43%     2.75%     3.63%
      Ratio of expenses to average net assets*              1.69%     1.65%     1.64%     1.66%     1.67%
      Portfolio turnover(a)                               116.03%    57.95%    35.98%    31.85%    27.07%
    ----------------------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS                        BALANCED FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ----------------------------------------------
                                                          2001      2000      1999      1998      1997
                                                         -------   -------   -------   -------   ------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 13.06   $ 13.75   $ 13.76   $ 13.57   $11.91
    ---------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.18      0.24      0.26      0.28     0.36
      Net realized and unrealized gains (losses) on
        investments                                        (1.34)    (0.11)     0.71      0.55     2.04
    ---------------------------------------------------------------------------------------------------
      Total from Investment Activities                     (1.16)     0.13      0.97      0.83     2.40
    ---------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                (0.16)    (0.24)    (0.25)    (0.29)   (0.37)
      Net realized gains                                   (0.39)    (0.58)    (0.73)    (0.35)   (0.37)
      In excess of net realized gains                      (0.15)       --        --        --       --
    ---------------------------------------------------------------------------------------------------
      Total Dividends                                      (0.70)    (0.82)    (0.98)    (0.64)   (0.74)
    ---------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 11.20   $ 13.06   $ 13.75   $ 13.76   $13.57
    ---------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)              (9.38)%    0.92%     6.82%     6.16%   20.90%



    ---------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $15,712   $18,859   $21,610   $15,183   $6,360
      Ratio of expenses to average net assets               2.05%     1.97%     1.90%     1.92%    1.93%
      Ratio of net investment income to average net
        assets                                              1.28%     1.79%     1.70%     1.98%    2.88%
      Ratio of expenses to average net assets*              2.19%     2.15%     2.14%     2.16%    2.17%
      Portfolio turnover(a)                               116.03%    57.95%    35.98%    31.85%   27.07%
    ---------------------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS                        BALANCED FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                          FEBRUARY 1,
                                                            2001 TO
                                                         SEPTEMBER 30,
                                                            2001(a)
                                                         -------------
    CLASS C SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 12.67
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.18
      Net realized and unrealized losses on investments       (1.48)
    ------------------------------------------------------------------
      Total from Investment Activities                        (1.30)
    ------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                   (0.18)
    ------------------------------------------------------------------
      Total Dividends                                         (0.18)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $ 11.19
    ------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                (11.01)%(b)
    ------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of Period (000)                       $     2
      Ratio of expenses to average net assets                  2.27%(c)
      Ratio of net investment income to average net
        assets                                                 1.02%(c)
      Ratio of expenses to average net assets*                 2.42%(c)
      Portfolio turnover(d)                                  116.03%(b)
    ------------------------------------------------------------------

     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a)Period from commencement of operations. Realized gains distributed prior to commencement of operations.

   (b)Not annualized.

   (c)Annualized.

   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS             LARGE COMPANY VALUE FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                FOR THE YEAR ENDED SEPTEMBER 30,
                                                         -----------------------------------------------
                                                          2001      2000      1999      1998      1997
                                                         -------   -------   -------   -------   -------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 18.57   $ 19.60   $ 18.48   $ 19.98   $ 15.31
    ----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.22      0.49      0.25      0.23      0.26
      Net realized and unrealized gains (losses) on
        investments                                        (0.89)     0.56      1.93     (0.17)     5.30
    ----------------------------------------------------------------------------------------------------
      Total from Investment Activities                     (0.67)     1.05      2.18      0.06      5.56
    ----------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                (0.22)    (0.49)    (0.25)    (0.23)    (0.26)
      Net realized gains                                   (0.89)    (1.59)    (0.81)    (1.33)    (0.63)
    ----------------------------------------------------------------------------------------------------
      Total Dividends                                      (1.11)    (2.08)    (1.06)    (1.56)    (0.89)
    ----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 16.79   $ 18.57   $ 19.60   $ 18.48   $ 19.98
    ----------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                   (3.77)%    5.69%    11.64%     0.10%    37.80%



    ----------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $29,942   $33,004   $38,604   $39,817   $34,679
      Ratio of expenses to average net assets               1.24%     1.17%     1.10%     1.10%     1.09%
      Ratio of net investment income to average net
        assets                                              1.23%     2.62%     1.22%     1.18%     1.52%
      Ratio of expenses to average net assets*              1.63%     1.60%     1.59%     1.59%     1.58%
      Portfolio turnover(a)                                24.20%    23.85%    13.52%    13.17%    22.66%
    ----------------------------------------------------------------------------------------------------

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS             LARGE COMPANY VALUE FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                FOR THE YEAR ENDED SEPTEMBER 30,
                                                         -----------------------------------------------
                                                          2001      2000      1999      1998      1997
                                                         -------   -------   -------   -------   -------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 18.47   $ 19.51   $ 18.42   $ 19.93   $ 15.29
    ----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.09      0.35      0.11      0.09      0.13
      Net realized and unrealized gains (losses) on
        investments                                        (0.89)     0.56      1.90     (0.18)     5.28
    ----------------------------------------------------------------------------------------------------
      Total from Investment Activities                     (0.80)     0.91      2.01     (0.09)     5.41
    ----------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                (0.10)    (0.36)    (0.11)    (0.09)    (0.14)
      Net realized gains                                   (0.89)    (1.59)    (0.81)    (1.33)    (0.63)
    ----------------------------------------------------------------------------------------------------
      Total Dividends                                      (0.99)    (1.95)    (0.92)    (1.42)    (0.77)
    ----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 16.68   $ 18.47   $ 19.51   $ 18.42   $ 19.93
    ----------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)              (4.51)%    4.88%    10.73%    (0.67)%   36.70%



    ----------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $33,489   $36,078   $38,590   $32,455   $16,690
      Ratio of expenses to average net assets               1.99%     1.92%     1.84%     1.85%     1.84
      Ratio of net investment income to average net
        assets                                              0.48%     1.90%     0.47%     0.43%     0.77%
      Ratio of expenses to average net assets*              2.13%     2.10%     2.08%     2.09%     2.08%
      Portfolio turnover(a)                                24.20%    23.85%    13.52%    13.17%    22.66%
    ----------------------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS             LARGE COMPANY VALUE FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                          FEBRUARY 1,
                                                            2001 TO
                                                         SEPTEMBER 30,
                                                            2001(a)
                                                         -------------
    CLASS C SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $18.15
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                   0.06
      Net realized and unrealized losses on investments      (1.47)
    ------------------------------------------------------------------
      Total from Investment Activities                       (1.41)
    ------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                  (0.07)
    ------------------------------------------------------------------
      Total Dividends                                        (0.07)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $16.67
    ------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                (7.80)%(b)



    ------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of Period (000)                       $   13
      Ratio of expenses to average net assets                 2.03%(c)
      Ratio of net investment income to average net
        assets                                                0.36%(c)
      Ratio of expenses to average net assets*                2.16%(c)
      Portfolio turnover(d)                                  24.20%(b)
    ------------------------------------------------------------------

     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a)Period from commencement of operations. Realized gains distributed prior to date of commencement.

   (b)Not annualized.

   (c)Annualized.

   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            LARGE COMPANY GROWTH FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                             OCTOBER 3,
                                                         FOR THE YEAR ENDED SEPTEMBER 30,      1997 TO
                                                         --------------------------------   SEPTEMBER 30,
                                                           2001        2000        1999        1998(a)
                                                         ---------   ---------   --------   -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  14.75    $  11.96    $  9.62       $ 10.00
    -----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                   (0.05)      (0.06)     (0.04)           --
      Net realized and unrealized gains (losses) on
        investments                                         (5.56)       3.59       2.94         (0.25)
    -----------------------------------------------------------------------------------------------------
      Total from Investment Activities                      (5.61)       3.53       2.90         (0.25)
    -----------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                    --          --         --         (0.03)
      Net realized gains                                    (0.98)      (0.74)     (0.56)           --
      In excess of net realized gains                          --          --         --         (0.10)
    -----------------------------------------------------------------------------------------------------
      Total Dividends                                       (0.98)      (0.74)     (0.56)        (0.13)
    -----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $   8.16    $  14.75    $ 11.96       $  9.62
    -----------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                   (40.36)%     30.08%     30.93%        (2.54)%(b)
    -----------------------------------------------------------------------------------------------------



    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $  8,146    $ 13,156    $ 5,912       $ 1,938
      Ratio of expenses to average net assets                1.30%       1.24%      1.22%         1.39%(c)
      Ratio of net investment loss to average net
        assets                                              (0.48)%     (0.43)%    (0.34)%       (0.04)%(c)
      Ratio of expenses to average net assets*               1.69%       1.66%      1.71%         1.87%(c)
      Portfolio turnover(d)                                 96.41%      76.76%     67.59%       108.36%(b)
    -----------------------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            LARGE COMPANY GROWTH FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                              OCTOBER 3,
                                                         FOR THE YEAR ENDED SEPTEMBER 30,       1997 TO
                                                         ---------------------------------   SEPTEMBER 30,
                                                           2001        2000        1999         1998(a)
                                                         ---------   ---------   ---------   -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  14.47    $  11.82    $   9.58       $ 10.00
    ------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                   (0.11)      (0.17)      (0.12)        (0.02)
      Net realized and unrealized gains (losses) on
        investments                                         (5.45)       3.56        2.92         (0.29)
    ------------------------------------------------------------------------------------------------------
      Total from Investment Activities                      (5.56)       3.39        2.80         (0.31)
    ------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                    --          --          --         (0.01)
      Net realized gains                                    (0.98)      (0.74)      (0.56)           --
      In excess of net realized gains                          --          --          --         (0.10)
    ------------------------------------------------------------------------------------------------------
      Total Dividends                                       (0.98)      (0.74)      (0.56)        (0.11)
    ------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $   7.93    $  14.47    $  11.82       $  9.58
    ------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)              (40.82)%     29.22%      29.97%        (3.13)%(b)
    ------------------------------------------------------------------------------------------------------



    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $ 17,089    $ 27,172    $ 12,289       $ 3,985
      Ratio of expenses to average net assets                2.05%       1.99%       1.97%         2.14%(c)
      Ratio of net investment loss to average net
        assets                                              (1.24)%     (1.18)%     (1.08)%       (0.78)%(c)
      Ratio of expenses to average net assets*               2.19%       2.16%       2.21%         2.37%(c)
      Portfolio turnover(d)                                 96.41%      76.76%      67.59%       108.36%(b)
    ------------------------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            LARGE COMPANY GROWTH FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                          FEBRUARY 1,
                                                            2001 TO
                                                         SEPTEMBER 30,
                                                            2001(a)
                                                         -------------
    CLASS C SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.75
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                     (0.06)
      Net realized and unrealized losses on investments       (3.75)
    ------------------------------------------------------------------
      Total from Investment Activities                        (3.81)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  7.94
    ------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                (32.43)%(b)



    ------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of Period (000)                       $     8
      Ratio of expenses to average net assets                  2.04%(c)
      Ratio of net investment loss to average net
        assets                                                (1.34)%(c)
      Ratio of expenses to average net assets*                 2.18%(c)
      Portfolio turnover(d)                                   96.41%(b)
    ------------------------------------------------------------------

     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a)Period from commencement of operations.

   (b)Not annualized.

   (c)Annualized.

   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS                MID CAP VALUE FUND(a)


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                            FOR THE                                               AUGUST 2,
                                                         PERIOD ENDED       FOR THE YEAR ENDED JANUARY 31,         1996 TO
                                                         SEPTEMBER 30,   -------------------------------------   JANUARY 31,
                                                            2001(b)       2001      2000      1999      1998       1997(f)
                                                         -------------   -------   -------   -------   -------   -----------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 14.26      $ 14.10   $ 13.44   $ 12.62   $ 11.24     $ 10.00
    ------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.15         0.22      0.24      0.22      0.23        0.15
      Net realized and unrealized gains (losses) on
        investments                                           (1.15)        0.94      0.89      1.54      1.79        1.24
    ------------------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                        (1.00)        1.16      1.13      1.76      2.02        1.39
    ------------------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                   (0.14)       (0.21)    (0.19)    (0.24)    (0.25)      (0.15)
      Net realized gains                                         --        (0.79)    (0.28)    (0.70)    (0.39)         --
    ------------------------------------------------------------------------------------------------------------------------
      Total Dividends                                         (0.14)       (1.00)    (0.47)    (0.94)    (0.64)      (0.15)
    ------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $ 13.12      $ 14.26   $ 14.10   $ 13.44   $ 12.62     $ 11.24
    ------------------------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                      (7.09)%(c)    8.76%     8.23%    14.43%    18.07%      13.98%*(c)
    ------------------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                       $ 4,554      $ 5,691   $ 5,965   $ 6,206   $ 3,678     $ 1,504
      Ratio of expenses to average net assets                  1.20%(d)     1.21%     1.21%     1.21%     1.36%       1.45%(d)
      Ratio of net investment income to average net
        assets                                                 1.45%(d)     1.54%     1.39%     1.72%     2.01%       3.02%(d)
      Ratio of expenses to average net assets                  1.37%(d)     1.36%     1.32%     1.34%     1.40%       1.50%(d)
      Portfolio turnover rate(e)                              27.04%(c)    59.00%    15.00%    47.00%    68.00%      10.00%(c)

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Formerly the OVB Equity Income Portfolio. Effective November 30, 2000, the investment adviser changed from One Valley Bank to BB&T.

   (b) For the period from February 1, 2001 to September 30, 2001. Upon reorganizing as a Fund of the BB&T Funds, the Mid Cap Value Fund changed its fiscal year end from January 31 to September 30.

   (c) Not annualized.

   (d) Annualized.

   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (f) Period from commencement of operations.

   OTHER INFORMATION ABOUT THE FUNDS                MID CAP VALUE FUND(e)


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                           JULY 25,
                                                            2001 TO
                                                         SEPTEMBER 30,
                                                            2001(a)
                                                         -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $14.14
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                   0.03
      Net realized and unrealized losses on investments      (1.02)
    ------------------------------------------------------------------
      Total from Investment Activities                       (.99)
    ------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                  (0.05)
    ------------------------------------------------------------------
      Total Dividends                                        (0.05)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $13.10
    ------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                (6.56)%(b)
    ------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                       $   99
      Ratio of expenses to average net assets                 1.87%(c)
      Ratio of net investment income to average net
        assets                                                2.22%(c)
      Ratio of net investment income to average net
        assets*                                               2.21%(c)
      Portfolio turnover(d)                                  27.04%(b)
    ------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (e) Formerly the OVB Equity income Portfolio.

   OTHER INFORMATION ABOUT THE FUNDS                MID CAP VALUE FUND(f)


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                           JULY 25,
                                                            2001 TO
                                                         SEPTEMBER 30,
                                                            2001(a)
                                                         -------------
    CLASS C SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $14.14
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                   0.03(b)
      Net realized and unrealized losses on investments      (1.03)
    ------------------------------------------------------------------
      Total from Investment Activities                       (1.00)
    ------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                  (0.03)
    ------------------------------------------------------------------
      Total Dividends                                        (0.03)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $13.11
    ------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                (7.07)%(c)
    ------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                       $    1
      Ratio of expenses to average net assets                 2.15%(d)
      Ratio of net investment income to average net
        assets                                                1.08%(d)
      Ratio of expenses to average net assets*                2.52%(d)
      Portfolio turnover(e)                                  27.04%(c)
    ------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Per share net investment income has been calculated using the daily average shares method.

   (c) Not annualized.

   (d) Annualized.

   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (f) Formerly the OVB Equity Income Portfolio.

                                                   MID CAP GROWTH FUND(a)
   OTHER INFORMATION ABOUT THE FUNDS       (FORMERLY CAPITAL APPRECIATION

                                                           FUND)

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                            FOR THE
                                                         PERIOD ENDED              FOR THE YEAR ENDED JANUARY 31,
                                                         SEPTEMBER 30,   --------------------------------------------------
                                                            2001(b)        2001       2000       1999      1998      1997
                                                         -------------   --------   --------   --------   -------   -------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                   $  14.42      $  20.36   $  17.61   $  13.89   $ 15.28   $ 13.25
    -----------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                            (0.07)        (0.13)     (0.17)     (0.01)     0.02     (0.03)
      Net realized and unrealized gains (losses) on
        investments                                           (4.55)        (1.99)      5.01       5.39      2.46      2.84
    -----------------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                        (4.62)        (2.12)      4.84       5.38      2.48      2.81
    -----------------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                      --(c)         --         --         --        --        --
      Net realized gains                                         --         (3.82)     (2.09)     (1.66)    (3.87)    (0.78)
    -----------------------------------------------------------------------------------------------------------------------
      Total Dividends                                            --         (3.82)     (2.09)     (1.66)    (3.87)    (0.78)
    -----------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $   9.80(d)   $  14.42   $  20.36   $  17.61   $ 13.89   $ 15.28
    -----------------------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                     (32.04)%(d)   (10.84)%    28.47%     42.34%    16.76%    21.81%
    -----------------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                      $  7,386      $ 12,285   $ 23,668   $ 17,872   $ 6,021   $ 4,482
      Ratio of expenses to average net assets                  1.25%(e)      1.27%      1.27%      1.27%     1.27%     1.27%
      Ratio of net investment income (loss) to average
        net assets                                            (0.52)%(e)    (0.37)%    (0.59)%    (0.28)%   (0.16)%   (0.27)%
      Ratio of expenses to average net assets*                 1.47%(e)      1.48%      1.55%      1.53%     1.53%     1.53%
      Portfolio turnover rate(f)                              90.11%(d)     63.00%     54.00%     74.00%   118.00%    90.00%

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Formerly the OVB Capital Appreciation Portfolio. Effective November 30, 2000, the investment adviser changed from One Valley Bank to BB&T.

   (b) For the period from February 1, 2001 to September 30, 2001. Upon reorganization as a Fund of the BB&T Funds, the Capital Appreciation Fund changed its fiscal year end from January 31 to September 30.

   (c) Less than $0.005 per share.

   (d) Not annualized.

   (e) Annualized.

   (f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                                                   MID CAP GROWTH FUND(e)
   OTHER INFORMATION ABOUT THE FUNDS       (FORMERLY CAPITAL APPRECIATION

                                                           FUND)

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                           JULY 25,
                                                            2001 TO
                                                         SEPTEMBER 30,
                                                            2001(a)
                                                         -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.20
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment loss                                     (0.01)
      Net realized and unrealized losses on investments       (1.40)
    ------------------------------------------------------------------
      Total from Investment Activities                        (1.41)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  9.79
    ------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                (12.59)%(b)



    ------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of Period (000)                       $    48
      Ratio of expenses to average net assets                  2.11%(c)
      Ratio of net investment loss to average net
        assets                                                (1.91)%(c)
      Ratio of expenses to average net assets*                 2.33%(c)
      Portfolio turnover(d)                                   90.11%(b)
    ------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (e) Formerly the OVB Capital Appreciation Portfolio.

                                                   MID CAP GROWTH FUND(e)
   OTHER INFORMATION ABOUT THE FUNDS       (FORMERLY CAPITAL APPRECIATION

                                                           FUND)

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                           JULY 25,
                                                            2001 TO
                                                         SEPTEMBER 30,
                                                            2001(a)
                                                         -------------
    CLASS C SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.20
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment loss                                     (0.01)
      Net realized and unrealized losses on investments       (1.46)
    ------------------------------------------------------------------
      Total from Investment Activities                        (1.47)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  9.73
    ------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                (13.13)%(b)



    ------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of Period (000)                       $     1
      Ratio of expenses to average net assets                  2.19%(c)
      Ratio of net investment loss to average net
        assets                                                (1.91)%(c)
      Ratio of expenses to average net assets*                 2.49%(c)
      Portfolio turnover(d)                                   90.11%(b)
    ------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (e) Formerly the OVB Capital Appreciation Portfolio.

   OTHER INFORMATION ABOUT THE FUNDS            SMALL COMPANY GROWTH FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                 FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ------------------------------------------------
                                                          2001       2000      1999      1998      1997
                                                         -------   --------   -------   -------   -------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 34.87   $  24.92   $ 17.50   $ 23.33   $ 21.06
    -----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                  (0.20)     (0.25)    (0.28)    (0.29)    (0.15)
      Net realized and unrealized gains (losses) on
        futures and investments                           (16.20)     13.20      7.70     (5.23)     2.44
    -----------------------------------------------------------------------------------------------------
      Total from Investment Activities                    (16.40)     12.95      7.42     (5.52)     2.29
    -----------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net realized gains                                   (6.07)     (3.00)       --        --        --
      In excess of net realized gains                      (0.27)        --        --     (0.31)    (0.02)
    -----------------------------------------------------------------------------------------------------
      Total Dividends                                      (6.34)     (3.00)       --     (0.31)    (0.02)
    -----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 12.13   $  34.87   $ 24.92   $ 17.50   $ 23.33
    -----------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                  (54.95)%    54.34%    42.32%   (23.81)%   10.90%
    -----------------------------------------------------------------------------------------------------



    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $ 8,333   $ 28,936   $11,336   $ 9,456   $12,676
      Ratio of expenses to average net assets               1.72%      1.66%     1.80%     1.86%     1.89%
      Ratio of net investment loss to average net
        assets                                             (0.86)%    (0.74)%   (1.23)%   (1.36)%   (1.29)%
      Ratio of expenses to average net assets*              1.97%      1.91%     2.05%     2.11%     2.14%
      Portfolio turnover(a)                               286.49%    206.16%   184.39%   157.44%    80.66%
    -----------------------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            SMALL COMPANY GROWTH FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                     FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ---------------------------------------------------------
                                                           2001       2000       1999       1998         1997
                                                         --------   --------   --------   --------   -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  33.53   $  24.21   $  17.13   $  23.02     $  20.92
    --------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                   (0.31)(b)    (0.49)    (0.41)    (0.39)       (0.20)
      Net realized and unrealized gains (losses) on
        futures and investments                            (15.45)     12.81       7.49      (5.19)        2.32
    --------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                     (15.76)     12.32       7.08      (5.58)        2.12
    --------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net realized gains                                    (6.07)     (3.00)        --         --           --
      In excess of net realized gains                       (0.27)        --         --      (0.31)       (0.02)
    --------------------------------------------------------------------------------------------------------------
      Total Dividends                                       (6.34)     (3.00)        --      (0.31)       (0.02)
    --------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  11.43   $  33.53   $  24.21   $  17.13     $  23.02
    --------------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)              (55.33)%    53.29%     41.25%    (24.40)%      10.16%
    --------------------------------------------------------------------------------------------------------------



    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $  9,356   $ 20,707   $ 11,054   $  8,609     $  8,869
      Ratio of expenses to average net assets                2.48%      2.41%      2.55%      2.61%        2.64%
      Ratio of net investment loss to average net
        assets                                              (1.62)%    (1.49)%    (1.98)%    (2.11)%      (2.04)%
      Portfolio turnover(a)                                286.49%    206.16%    184.39%    157.44%       80.66%

   (a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (b) Per share net investment loss has been calculated using the daily average shares method.

   OTHER INFORMATION ABOUT THE FUNDS            SMALL COMPANY GROWTH FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                          FEBRUARY 1,
                                                            2001 TO
                                                         SEPTEMBER 30,
                                                            2001(a)
                                                         -------------
    CLASS C SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                   $  19.98
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment loss                                     (0.08)
      Net realized and unrealized losses on investments       (8.45)
    ------------------------------------------------------------------
      Total from Investment Activities                        (8.53)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $  11.45
    ------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                (42.69)%(b)
    ------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of Period (000)                      $      8
      Ratio of expenses to average net assets                  2.42%(c)
      Ratio of net investment loss to average net
        assets                                                (1.99)%(c)
      Portfolio turnover(d)                                  286.49%(b)
    ------------------------------------------------------------------

   (a)Period from commencement of operations. Realized gains distributed prior to date of commencement.

   (b)Not annualized.

   (c)Annualized.

   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            INTERNATIONAL EQUITY FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                                   JANUARY 2,
                                                            FOR THE YEAR ENDED SEPTEMBER 30,         1997 TO
                                                         --------------------------------------   SEPTEMBER 30,
                                                          2001      2000       1999      1998        1997(a)
                                                         -------   -------   --------   -------   -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 12.49   $ 12.48   $   9.91   $ 11.24      $10.00
    -----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                         (0.05)    (0.04)     (0.01)     0.03        0.03
      Net realized and unrealized gains (losses) on
        investments and foreign currency transactions      (2.99)     0.68       2.78     (1.09)       1.25
    -----------------------------------------------------------------------------------------------------------
      Total from Investment Activities                     (3.04)     0.64       2.77     (1.06)       1.28
    -----------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                   --        --      (0.03)    (0.03)      (0.02)
      In excess of net investment income                      --        --         --     (0.01)      (0.02)
      Net realized gains on investment and foreign
        currency transactions                              (1.98)    (0.63)     (0.17)    (0.23)         --
      In excess of net realized gains                      (0.04)       --         --        --          --
    -----------------------------------------------------------------------------------------------------------
      Total Dividends                                      (2.02)    (0.63)     (0.20)    (0.27)      (0.04)
    -----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  7.43   $ 12.49   $  12.48   $  9.91      $11.24
    -----------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                  (28.52)%    4.75%     28.33%    (9.60)%     12.84%(b)
    -----------------------------------------------------------------------------------------------------------



    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $ 2,557   $ 2,681   $  1,906   $ 1,314      $  833
      Ratio of expenses to average net assets               1.74%     1.76%      1.81%     1.75%       1.97%(c)
      Ratio of net investment income (loss) to average
        net assets                                         (0.33)%   (0.26)%    (0.07)%    0.26%       0.14%(c)
      Ratio of expenses to average net assets*              1.99%     2.01%      2.06%     2.01%       2.24%(c)
      Portfolio turnover(d)                               144.35%   179.44%     82.00%    53.27%      41.45%(b)
    -------------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            INTERNATIONAL EQUITY FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                                   JANUARY 2,
                                                            FOR THE YEAR ENDED SEPTEMBER 30,         1997 TO
                                                         --------------------------------------   SEPTEMBER 30,
                                                          2001      2000       1999      1998        1997(A)
                                                         -------   -------   --------   -------   -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 12.24   $ 12.34   $   9.85   $ 11.23      $10.00
    -----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                  (0.07)    (0.15)     (0.10)    (0.04)      (0.01)
      Net realized and unrealized gains (losses) on
        investments and foreign currency transactions      (2.96)     0.68       2.77     (1.10)       1.26
    -----------------------------------------------------------------------------------------------------------
      Total from Investment Activities                     (3.03)     0.53       2.67     (1.14)       1.25
    -----------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                   --        --      (0.01)       --          --
      In excess of net investment income                      --        --         --     (0.01)      (0.02)
      Net realized gains on investment and foreign
        currency transactions                              (1.98)    (0.63)     (0.17)    (0.23)         --
      In excess of net realized gains                      (0.04)       --         --        --          --
    -----------------------------------------------------------------------------------------------------------
      Total Dividends                                      (2.02)    (0.63)     (0.18)    (0.24)      (0.02)
    -----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  7.19   $ 12.24   $  12.34   $  9.85      $11.23
    -----------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)             (29.11)%    3.88%     27.46%   (10.29)%     12.51%(b)
    -----------------------------------------------------------------------------------------------------------



    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $ 2,680   $ 3,861   $  2,378   $ 1,923      $1,179
      Ratio of expenses to average net assets               2.49%     2.51%      2.56%     2.50%       2.69%(c)
      Ratio of net investment loss to average net
        assets                                             (1.19)%   (0.99)%    (0.84)%   (0.50)%     (0.62)%(c)
      Ratio of expenses to average net assets               2.49%     2.51%      2.56%     2.51%*      2.74%(c)*
      Portfolio turnover(d)                               144.35%   179.44%     82.00%    53.27%      41.45%(b)
    -----------------------------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            INTERNATIONAL EQUITY FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                          FEBRUARY 1,
                                                            2001 TO
                                                         SEPTEMBER 30,
                                                            2001(a)
                                                         -------------
    CLASS C SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.03
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                     (0.02)
      Net realized and unrealized losses on investments       (2.81)
    ------------------------------------------------------------------
      Total from Investment Activities                        (2.83)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  7.20
    ------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                (28.22)%(b)



    ------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of Period (000)                       $     6
      Ratio of expenses to average net assets                  2.40%(c)
      Ratio of net investment loss to average net
        assets                                                (1.35)%(c)
      Portfolio turnover(d)                                  144.35%(b)
    ------------------------------------------------------------------

   (a)Period from commencement of operations.

   (b)Not annualized.

   (c)Annualized.

   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                                        SHORT U.S. GOVERNMENT INCOME FUND
                (FORMERLY SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND) OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                               FOR THE YEAR ENDED SEPTEMBER 30,
                                                         --------------------------------------------
                                                          2001      2000      1999     1998     1997
                                                         -------   -------   ------   ------   ------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  9.63   $  9.65   $10.06   $ 9.76   $ 9.73
    -------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.51      0.50     0.50     0.51     0.54
      Net realized and unrealized gains (losses) on
        investments                                         0.41     (0.01)   (0.41)    0.30     0.03
    -------------------------------------------------------------------------------------------------
      Total from Investment Activities                      0.92      0.49     0.09     0.81     0.57
    -------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                (0.51)    (0.51)   (0.50)   (0.51)   (0.54)
    -------------------------------------------------------------------------------------------------
      Total Dividends                                      (0.51)    (0.51)   (0.50)   (0.51)   (0.54)
    -------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 10.04   $  9.63   $ 9.65   $10.06   $ 9.76
    -------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                    9.73%     5.24%    0.95%    8.50%    6.07%



    -------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $ 3,530   $ 3,270   $4,626   $4,476   $5,151
      Ratio of expenses to average net assets               1.03%     1.01%    1.02%    1.06%    1.11%
      Ratio of net investment income to average net
        assets                                              5.12%     5.27%    5.04%    5.15%    5.60%
      Ratio of expenses to average net assets*              1.43%     1.41%    1.42%    1.44%    1.46%
      Portfolio turnover(a)                               101.28%   101.07%   99.99%   53.74%   87.99%
    -------------------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                                   INTERMEDIATE U.S. GOVERNMENT BOND FUND
   OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                              FOR THE YEAR ENDED SEPTEMBER 30,
                                                         -------------------------------------------
                                                          2001     2000      1999     1998     1997
                                                         ------   -------   ------   ------   ------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 9.71   $  9.70   $10.57   $ 9.84   $ 9.63
    ------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                0.51      0.52     0.50     0.51     0.53
      Net realized and unrealized gains (losses) on
        investments                                        0.68      0.05    (0.76)    0.74     0.21
    ------------------------------------------------------------------------------------------------
      Total from Investment Activities                     1.19      0.57    (0.26)    1.25     0.74
    ------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                               (0.52)    (0.53)   (0.50)   (0.52)   (0.53)
      Net realized gains                                     --     (0.02)   (0.11)      --       --
      In excess of net realized gains                        --     (0.01)      --       --       --
    ------------------------------------------------------------------------------------------------
      Total Dividends                                     (0.52)    (0.56)   (0.61)   (0.52)   (0.53)
    ------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $10.38   $  9.71   $ 9.70   $10.57   $ 9.84
    ------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                  12.53%     6.09%   (2.49)%  13.07%    7.93%



    ------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $4,450   $ 2,579   $3,308   $4,562   $4,211
      Ratio of expenses to average net assets              1.11%     1.08%    1.08%    1.09%    1.12%
      Ratio of net investment income to average net
        assets                                             5.12%     5.46%    5.00%    5.10%    5.49%
      Ratio of expenses to average net assets*             1.46%     1.43%    1.43%    1.44%    1.47%
      Portfolio turnover(a)                               84.76%   103.41%   73.46%   60.98%   62.45%
    ------------------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                                   INTERMEDIATE U.S. GOVERNMENT BOND FUND
   OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                              FOR THE YEAR ENDED SEPTEMBER 30,
                                                         -------------------------------------------
                                                          2001     2000      1999     1998     1997
                                                         ------   -------   ------   ------   ------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 9.69   $  9.68   $10.54   $ 9.81   $ 9.60
    ------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                0.45      0.45     0.43     0.43     0.46
      Net realized and unrealized gains (losses)
        on investments                                     0.65      0.04    (0.75)    0.74     0.21
    ------------------------------------------------------------------------------------------------
      Total from Investment Activities                     1.10      0.49    (0.32)    1.17     0.67
    ------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                               (0.44)    (0.45)   (0.43)   (0.44)   (0.46)
      Net realized gains                                     --     (0.02)   (0.11)      --       --
      In excess of net realized gains                        --     (0.01)      --       --       --
    ------------------------------------------------------------------------------------------------
      Total Dividends                                     (0.44)    (0.48)   (0.54)   (0.44)   (0.46)
    ------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $10.35   $  9.69   $ 9.68   $10.54   $ 9.81
    ------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)             11.61%     5.31%   (3.13)%  12.26%    7.14%
    ------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $4,310   $ 2,329   $2,679   $1,314   $  623
      Ratio of expenses to average net assets              1.86%     1.83%    1.83%    1.84%    1.87%
      Ratio of net investment income to average net
        assets                                             4.38%     4.71%    4.28%    4.34%    4.74%
      Ratio of expenses to average net assets*             1.96%     1.93%    1.93%    1.94%    1.97%
      Portfolio turnover(a)                               84.76%   103.41%   73.46%   60.98%   62.45%
    ------------------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS

                          INTERMEDIATE U.S. GOVERNMENT BOND FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                          FEBRUARY 1,
                                                            2001 TO
                                                         SEPTEMBER 30,
                                                            2001(a)
                                                         -------------
    CLASS C SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.10
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.35
      Net realized and unrealized gains on investments         0.25
    ------------------------------------------------------------------
      Total from Investment Activities                         0.60
    ------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                   (0.35)
    ------------------------------------------------------------------
      Total Dividends                                         (0.35)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $ 10.35
    ------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                  6.01%(b)



    ------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                       $    40
      Ratio of expenses to average net assets                  1.98%(c)
      Ratio of net investment income to average net
        assets                                                 4.26%(c)
      Ratio of expenses to average net assets*                 2.05%(c)
      Portfolio turnover(d)                                   84.76%(b)
    ------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS     INTERMEDIATE CORPORATE BOND FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                            FOR THE       DECEMBER 2,
                                                          YEAR ENDED        1999 TO
                                                         SEPTEMBER 30,   SEPTEMBER 30,
                                                             2001           2000(a)
                                                         -------------   -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $  9.98         $ 10.00
    ----------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.60            0.50
      Net realized and unrealized gains on investments         0.58           (0.02)
    ----------------------------------------------------------------------------------
      Total from Investment Activities                         1.18            0.48
    ----------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                   (0.60)          (0.50)
    ----------------------------------------------------------------------------------
      Total Dividends                                         (0.60)          (0.50)
    ----------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $ 10.56         $  9.98
    ----------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                      12.10%           4.97%(b)



    ----------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                       $   426         $   236
      Ratio of expenses to average net assets                  1.06%           1.03%(c)
      Ratio of net investment income to average net
        assets                                                 5.76%           6.06%(c)
      Ratio of expenses to average net assets*                 1.45%           1.59%(c)
      Portfolio turnover(d)                                  142.35%         186.79%(b)
    ------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS     INTERMEDIATE CORPORATE BOND FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                               FOR THE                DECEMBER 2,
                                                                             YEAR ENDED                 1999 TO
                                                                            SEPTEMBER 30,            SEPTEMBER 30,
                                                                                2001                    2000(a)
                                                                            -------------            -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                                       $ 9.98                   $10.00
    --------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                                      0.52                     0.44
      Net realized and unrealized gains on investments                           0.59                    (0.02)
    --------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                                           1.11                     0.42
    --------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                                     (0.52)                   (0.44)
    --------------------------------------------------------------------------------------------------------------
      Total Dividends                                                           (0.52)                   (0.44)
    --------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                             $10.57                   $ 9.98
    --------------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                                   11.41%                    4.41%(b)



    --------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                                          $1,976                   $   70
      Ratio of expenses to average net assets                                    1.73%                    1.75%(c)
      Ratio of net investment income to average net assets                       4.95%                    5.34%(c)
      Ratio of expenses to average net assets*                                   1.90%                    2.03%(c)
      Portfolio turnover(d)                                                    142.35%                  186.79%(b)
    -------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS     INTERMEDIATE CORPORATE BOND FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                          FEBRUARY 1,
                                                            2001 TO
                                                         SEPTEMBER 30,
                                                            2001(a)
                                                         -------------
    CLASS C SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.39
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.35
      Net realized and unrealized gains on investments         0.17
    ------------------------------------------------------------------
      Total from Investment Activities                         0.52
    ------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                   (0.35)
    ------------------------------------------------------------------
      Total Dividends                                         (0.35)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $ 10.56
    ------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                  5.07%(b)



    ------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                       $    11
      Ratio of expenses to average net assets                  1.71%(c)
      Ratio of net investment income to average net
        assets                                                 4.94%(c)
      Ratio of expenses to average net assets*                 1.85%(c)
      Portfolio turnover(d)                                  142.35%(b)
    ------------------------------------------------------------------

     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a)Period from commencement of operations.

   (b)Not annualized.

   (c)Annualized.

   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                                NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
   OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                  FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ---------------------------------------------------
                                                           2001       2000       1999       1998      1997
                                                         --------   --------   --------   --------   -------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $   9.97   $   9.89   $  10.52   $  10.27   $ 10.05
    --------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.38       0.40       0.40       0.42      0.40
      Net realized and unrealized gains (losses) on
        investments                                          0.57       0.08      (0.56)      0.25      0.22
    --------------------------------------------------------------------------------------------------------
      Total from Investment Activities                       0.95       0.48      (0.16)      0.67      0.62
    --------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                 (0.38)     (0.40)     (0.40)     (0.42)    (0.40)
      Net realized gains                                       --         --      (0.05)        --        --
      In excess of net realized gains                          --         --      (0.02)        --        --
    --------------------------------------------------------------------------------------------------------
      Total Dividends                                       (0.38)     (0.40)     (0.47)     (0.42)    (0.40)
    --------------------------------------------------------------------------------------------------------



    NET ASSET VALUE, END OF PERIOD                       $  10.54   $   9.97   $   9.89   $  10.52   $ 10.27
    --------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                     9.69%      5.04%     (1.53)%     6.63%     6.28%
    --------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $ 18,718   $ 11,403   $ 13,677   $ 11,592   $ 9,419
      Ratio of expenses to average net assets                0.93%      0.95%      0.95%      0.96%     1.00%
      Ratio of net investment income to average net
        assets                                               3.66%      4.12%      3.95%      4.03%     3.94%
      Ratio of expenses to average net assets*               1.43%      1.46%      1.47%      1.48%     1.50%
      Portfolio turnover(a)                                 47.35%     80.33%     39.70%     32.63%    16.98%
    --------------------------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                                SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND
   OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                              OCTOBER 20,
                                                         FOR THE YEAR ENDED SEPTEMBER 30,       1997 TO
                                                         ---------------------------------   SEPTEMBER 30,
                                                           2001        2000        1999         1998(a)
                                                         ---------   ---------   ---------   -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                  $  9.90     $  9.80     $ 10.47       $ 10.00
    --------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.38        0.39        0.38          0.31
      Net realized and unrealized gains (losses) on
        investments                                          0.56        0.10       (0.59)         0.47
    --------------------------------------------------------------------------------------
      Total from Investment Activities                       0.94        0.49       (0.21)         0.78
    --------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                 (0.38)      (0.39)      (0.38)        (0.31)
      Net realized gains                                       --          --       (0.06)           --
      In excess of net realized gains                          --          --       (0.02)           --
    --------------------------------------------------------------------------------------
      Total Dividends                                       (0.38)      (0.39)      (0.46)        (0.31)
    --------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                        $ 10.46     $  9.90     $  9.80       $ 10.47
    --------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                     9.67%       5.10%      (2.09)%        7.91%(b)



    ------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                     $ 2,143     $ 1,251     $ 1,160       $   297
      Ratio of expenses to average net assets                0.87%       0.90%       0.97%         1.04%(c)
      Ratio of net investment income to average net
        assets                                               3.73%       3.97%       3.72%         3.85%(c)
      Ratio of expenses to average net assets*               1.52%       1.72%       1.91%         1.97%(c)
      Portfolio turnover(d)                                 36.67%      84.20%      71.96%        58.80%(b)
    --------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced or reimbursed. If such fee reductions or reimbursements had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS  VIRGINIA INTERMEDIATE TAX-FREE FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                            For the year ended                         MAY 17,
                                                                              September 30,                            1999 TO
                                                                  --------------------------------------            SEPTEMBER 30,
                                                                      2001                     2000                    1999(a)
                                                                  -------------            -------------            -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                             $10.96                   $10.86                   $11.24
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                            0.42                     0.45                     0.30
      Net realized and unrealized gains (losses) on
        investments                                                    0.61                     0.10                    (0.38)
    -----------------------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                                 1.03                     0.55                    (0.08)
    -----------------------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                           (0.42)                   (0.45)                   (0.30)
    -----------------------------------------------------------------------------------------------------------------------------
      Total Dividends                                                 (0.42)                   (0.45)                   (0.30)
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                   $11.57                   $10.96                   $10.86
    -----------------------------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                               9.58%                    5.22%                   (0.66)%(b)



    -----------------------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                                $  714                   $  180                   $   74
      Ratio of expenses to average net assets                          0.90%                    0.93%                    1.00%(c)
      Ratio of net investment income to average net
        assets                                                         3.71%                    4.15%                    4.05%(c)
      Ratio of expenses to average net assets*                         1.40%                    1.40%                    1.51%(c)
      Portfolio turnover(d)                                           31.28%                   64.45%                   27.05%(b)
    -----------------------------------------------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS  WEST VIRGINIA INTERMEDIATE TAX-FREE
   FUND(A)


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                            FOR THE
                                                         PERIOD ENDED            FOR THE YEAR ENDED JANUARY 31,
                                                         SEPTEMBER 30,   -----------------------------------------------
                                                            2001(B)       2001      2000      1999      1998      1997
                                                         -------------   -------   -------   -------   -------   -------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $  9.92      $  9.18   $ 10.26   $ 10.32   $  9.95   $ 10.11
    --------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.29         0.46      0.44      0.47      0.48      0.47
      Net realized and unrealized gains (losses) on
        investments                                            0.09         0.74     (0.98)     0.05      0.42     (0.16)
    --------------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                         0.38         1.20     (0.54)     0.52      0.90      0.31
    --------------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                   (0.29)       (0.46)    (0.49)    (0.47)    (0.48)    (0.47)
      Net realized gains                                         --           --     (0.05)    (0.11)    (0.05)       --
    --------------------------------------------------------------------------------------------------------------------
      Total Dividends                                         (0.29)       (0.46)    (0.54)    (0.58)    (0.53)    (0.47)
    --------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $ 10.01      $  9.92   $  9.18   $ 10.26   $ 10.32   $  9.95
    --------------------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                       3.67%(c)    13.42%    (5.39)%    5.11%     9.28%     3.19%
    --------------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                       $ 7,992      $ 9,235   $ 8,790   $ 9,477   $ 7,658   $ 6,191
      Ratio of expenses to average net assets                  0.88%(d)     0.97%     0.97%     0.97%     1.00%     1.00%
      Ratio of net investment income to average net
        assets                                                 4.40%(d)     4.86%     4.65%     4.52%     4.74%     4.76%
      Ratio of expenses to average net assets*                 1.05%(d)     1.08%     1.02%     1.04%     1.05%     1.10%
      Portfolio turnover rate(e)                              15.75%(c)     7.00%    10.00%    14.00%    17.00%    26.00%

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (a)Formerly the OVB West Virginia Tax-Exempt Income Portfolio. Effective November 30, 2000, the investment adviser changed from One Valley Bank to BB&T.
   (b)For the period from February 1, 2001 to September 30, 2001. Upon reorganizing as a Fund of the BB&T Funds, the West Virginia Tax-Free Fund changed its fiscal year end from January 31 to September 30.
   (c) Not annualized.
   (d) Annualized.
   (e)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS              PRIME MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                               OCTOBER 1,
                                                          FOR THE YEAR ENDED SEPTEMBER 30,       1997 TO
                                                         ----------------------------------   SEPTEMBER 30,
                                                            2001         2000        1999        1998(a)
                                                         ----------   ----------   --------   -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                  $   1.00     $   1.00     $ 1.00       $ 1.00
    -------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                   0.04         0.05       0.04         0.05
    -------------------------------------------------------------------------------------------------------
      Total from Investment Activities                        0.04         0.05       0.04         0.05
    -------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                  (0.04)       (0.05)     (0.04)       (0.05)
    -------------------------------------------------------------------------------------------------------
      Total Dividends                                        (0.04)       (0.05)     (0.04)       (0.05)
    -------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                        $   1.00     $   1.00     $ 1.00       $ 1.00
    -------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                              4.42%        5.35%      4.42%        4.93%(b)



    -------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                     $396,119     $277,219     $5,395       $3,262
      Ratio of expenses to average net assets                 1.01%        1.00%      0.80%        0.83%(c)
      Ratio of net investment income to average net
        assets                                                4.22%        5.68%      4.34%        4.83%(c)
      Ratio of expenses to average net assets*                1.24%        1.25%      1.39%        1.43%(c)
    -------------------------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS              PRIME MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                            SEPTEMBER 2,
                                                         FOR THE YEAR ENDED SEPTEMBER 30,      1998 TO
                                                         --------------------------------   SEPTEMBER 30,
                                                           2001        2000        1999        1998(A)
                                                         ---------   ---------   --------   -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                  $  1.00     $  1.00     $ 1.00        $1.00
    -----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.04        0.05       0.04           --(b)
    -----------------------------------------------------------------------------------------------------
      Total from Investment Activities                       0.04        0.05       0.04           --
    -----------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                 (0.04)      (0.05)     (0.04)          --
    -----------------------------------------------------------------------------------------------------
      Total Dividends                                       (0.04)      (0.05)     (0.04)          --
    -----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                        $  1.00     $  1.00     $ 1.00        $1.00
    -----------------------------------------------------------------------------------------------------
    TOTAL RETURN                                             3.80%       4.65%      3.64%        0.32%(c)



    -----------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                     $84,446     $41,644     $9,391        $ 300
      Ratio of expenses to average net assets                1.61%       1.63%      1.56%        1.64%(d)
      Ratio of net investment income to average net
        assets                                               3.58%       4.76%      3.58%        3.98%(d)
      Ratio of expenses to average net assets*               1.74%       1.80%      1.89%        1.99%(d)
    -----------------------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced or reimbursed. If such fee reductions or reimbursements had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Distribution per share was less than $0.005.

   (c) Not annualized.

   (d) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS      U.S. TREASURY MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                 FOR THE YEAR ENDED SEPTEMBER 30,
                                                         -------------------------------------------------
                                                           2001       2000      1999      1998      1997
                                                         --------   --------   -------   -------   -------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $   1.00   $   1.00   $  1.00   $  1.00   $  1.00
    ------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.04       0.05      0.04      0.05      0.04
    ------------------------------------------------------------------------------------------------------
      Total from Investment Activities                       0.04       0.05      0.04      0.05      0.04
    ------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                 (0.04)     (0.05)    (0.04)    (0.05)    (0.04)
    ------------------------------------------------------------------------------------------------------
      Total Dividends                                       (0.04)     (0.05)    (0.04)    (0.05)    (0.04)
    ------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $   1.00   $   1.00   $  1.00   $  1.00   $  1.00
    ------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                             4.20%      4.98%     4.08%     4.75%     4.50%



    ------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $208,914   $170,380   $42,241   $41,478   $32,541
      Ratio of expenses to average net assets                1.03%      1.00%     0.84%     0.86%     0.95%
      Ratio of net investment income to average net
        assets                                               4.08%      5.11%     4.00%     4.65%     4.41%
      Ratio of expenses to average net assets*               1.23%      1.23%     1.23%     1.26%     1.25%
    ------------------------------------------------------------------------------------------------------

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   OTHER INFORMATION ABOUT THE FUNDS      U.S. TREASURY MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                               FOR THE YEAR ENDED SEPTEMBER 30,
                                                         --------------------------------------------
                                                          2001      2000      1999     1998     1997
                                                         -------   -------   ------   ------   ------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  1.00   $  1.00   $ 1.00   $ 1.00   $ 1.00
    -------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.04      0.04     0.03     0.04     0.04
    -------------------------------------------------------------------------------------------------
      Total from Investment Activities                      0.04      0.04     0.03     0.04     0.04
    -------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                (0.04)    (0.04)   (0.03)   (0.04)   (0.04)
    -------------------------------------------------------------------------------------------------
      Total Dividends                                      (0.04)    (0.04)   (0.03)   (0.04)   (0.04)
    -------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  1.00   $  1.00   $ 1.00   $ 1.00   $ 1.00
    -------------------------------------------------------------------------------------------------
    TOTAL RETURN                                            3.56%     4.28%    3.31%    3.97%    3.67%
    -------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $18,449   $10,425   $2,264   $1,255   $1,502
      Ratio of expenses to average net assets               1.63%     1.63%    1.59%    1.61%    1.75%
      Ratio of net investment income to average net
        assets                                              3.36%     4.43%    3.25%    3.90%    3.61%
      Ratio of expenses to average net assets*              1.73%     1.73%    1.73%    1.76%      **

 * During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

** There were no voluntary fee reductions during this period.

                                 CAPITAL MANAGER CONSERVATIVE GROWTH FUND
   OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                              JANUARY 29,
                                                         FOR THE YEAR ENDED SEPTEMBER 30,       1998 TO
                                                         ---------------------------------   SEPTEMBER 30,
                                                           2001        2000        1999         1998(a)
                                                         ---------   ---------   ---------   -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                  $10.71      $10.39      $10.05        $10.09
    ------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.28(b)     0.38        0.30          0.19
      Net realized and unrealized gains (losses) on
        investments with affiliates                        (0.99)       0.54        0.52         (0.01)
    ------------------------------------------------------------------------------------------------------
      Total from Investment Activities                     (0.71)       0.92        0.82          0.18
    ------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                (0.30)      (0.38)      (0.31)        (0.22)
      Net realized gains                                   (0.38)      (0.22)      (0.17)           --
      In excess of net realized gains                      (0.20)         --          --            --
    ------------------------------------------------------------------------------------------------------
      Total Dividends                                      (0.88)      (0.60)      (0.48)        (0.22)
    ------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                        $ 9.12      $10.71      $10.39        $10.05
    ------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                   (7.10)%      9.08%       8.19%         1.89%(c)



    ------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                     $  555      $  293      $  532        $  119
      Ratio of expenses to average net assets               0.78%       0.66%       0.62%         0.83%(d)
      Ratio of net investment income to average net
        assets                                              2.87%       3.55%       2.95%         2.91%(d)
      Ratio of expenses to average net assets*              1.23%       1.10%       1.07%         1.33%(d)
      Portfolio turnover(e)                                35.75%      38.27%      16.45%         4.28%(c)
    ------------------------------------------------------------------------------------------------------

   The expense ratios noted above do not include the effect of the expenses of the underlying funds.

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b)Per share net investment income has been calculated using the daily average shares method.

   (c) Not annualized.

   (d) Annualized.

   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                                 CAPITAL MANAGER CONSERVATIVE GROWTH FUND
   OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                            For the year ended                       JANUARY 29,
                                                                              September 30,                            1999 TO
                                                                  --------------------------------------            SEPTEMBER 30,
                                                                      2001                     2000                    1999(a)
                                                                  -------------            -------------            -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.71                  $ 10.39                 $  10.54
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                             0.22                     0.29                     0.21
      Net realized and unrealized gains (losses) on
        investments with affiliates                                    (0.98)                    0.56                   (0.15)
    -----------------------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                                 (0.76)                    0.85                     0.06
    -----------------------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                            (0.24)                   (0.31)                  (0.21)
      Net realized gains                                               (0.38)                   (0.22)                      --
      In excess of net realized gains                                  (0.20)                      --                       --
    -----------------------------------------------------------------------------------------------------------------------------
      Total Dividends                                                  (0.82)                   (0.53)                  (0.21)
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                   $  9.13                  $ 10.71                 $  10.39
    -----------------------------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                          (7.50)%                   8.31%                    0.59%(b)



    -----------------------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                                $   916                  $   150                 $    110
      Ratio of expenses to average net assets                           1.58%                    1.41%                    1.35%(c)
      Ratio of net investment income to average net
        assets                                                          1.85%                    2.75%                    3.92%(c)
      Ratio of expenses to average net assets*                          1.78%                    1.60%                    1.75%(c)
      Portfolio turnover(d)                                            35.75%                   38.27%                   16.45%(b)
    -----------------------------------------------------------------------------------------------------------------------------

   The expense ratios noted above do not include the effect of the expenses of the underlying funds.

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS

                        CAPITAL MANAGER CONSERVATIVE GROWTH FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                          FEBRUARY 1,
                                                            2001 TO
                                                         SEPTEMBER 30,
                                                            2001(a)
                                                         -------------
    CLASS C SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                   $  10.06
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.10
      Net realized and unrealized gains (losses) on
        investments with affiliates                           (0.93)
    ------------------------------------------------------------------
      Total from Investment Activities                        (0.83)
    ------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                   (0.13)
    ------------------------------------------------------------------
      Total Dividends                                         (0.13)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $   9.10
    ------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                 (8.30)%(b)



    ------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                      $      2
      Ratio of expenses to average net assets                  1.71%(c)
      Ratio of net investment income to average net
        assets                                                 1.58%(c)
      Ratio of expenses to average net assets*                 1.73%(c)
      Portfolio turnover(d)                                   35.75%(b)
    ------------------------------------------------------------------

   The expense ratios noted above do not include the effect of the expenses of the underlying funds.

     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a)Period from commencement of operations. Realized gains distributed prior to date of commencement.

   (b)Not annualized.

   (c)Annualized.

   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS CAPITAL MANAGER MODERATE GROWTH FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                               JANUARY 29,
                                                          FOR THE YEAR ENDED SEPTEMBER 30,       1998 TO
                                                         ----------------------------------   SEPTEMBER 30,
                                                            2001        2000        1999         1998(a)
                                                         ----------   ---------   ---------   -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                  $ 11.25      $10.65      $ 9.85        $10.01
    -------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.23        0.31        0.22          0.15
      Net realized and unrealized gains (losses) on
        investments with affiliates                         (1.70)       0.89        1.06         (0.15)
    -------------------------------------------------------------------------------------------------------
      Total from Investment Activities                      (1.47)       1.20        1.28            --
    -------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                 (0.24)      (0.31)      (0.23)        (0.16)
      Net realized gains                                    (0.72)      (0.29)      (0.25)           --
    ---------------------------------------------------------------------------------------
      Total Dividends                                       (0.96)      (0.60)      (0.48)        (0.16)
    -------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                        $  8.82      $11.25      $10.65        $ 9.85
    -------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                   (14.00)%     11.35%      13.07%         0.10%(b)



    -------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                     $ 2,206      $1,318      $1,635        $1,146
      Ratio of expenses to average net assets                0.78%       0.74%       0.68%         0.93%(c)
      Ratio of net investment income to average net
        assets                                               2.14%       2.67%       1.93%         1.93%(c)
      Ratio of expenses to average net assets*               1.23%       1.19%       1.13%         1.39%(c)
      Portfolio turnover(d)                                 24.24%      46.69%      17.33%         4.85%(b)
    -------------------------------------------------------------------------------------------------------

   The expense ratios noted above do not include the effect of the expenses of the underlying funds.

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS CAPITAL MANAGER MODERATE GROWTH FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                            For the year ended                       JANUARY 29,
                                                                              September 30,                            1999 TO
                                                                  --------------------------------------            SEPTEMBER 30,
                                                                      2001                     2000                    1999(a)
                                                                  -------------            -------------            -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.21                  $ 10.64                  $ 10.64
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                             0.19                     0.22                     0.14
      Net realized and unrealized gains on investments
        with affiliates                                                (1.74)                    0.88                       --
    -----------------------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                                 (1.55)                    1.10                     0.14
    -----------------------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                            (0.19)                   (0.24)                   (0.14)
      Net realized gains                                               (0.72)                   (0.29)                      --
    -----------------------------------------------------------------------------------------------------------------------------
      Total Dividends                                                  (0.91)                   (0.53)                   (0.14)
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                   $  8.75                  $ 11.21                  $ 10.64
    -----------------------------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                         (14.82)%                  10.45%                    1.29%(b)



    -----------------------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, end of period (000)                                $ 3,096                  $   542                  $   197
      Ratio of expenses to average net assets                           1.55%                    1.54%                    1.47%(c)
      Ratio of net investment income to average net
        assets                                                          1.05%                    1.94%                    2.54%(c)
      Ratio of expenses to average net assets*                          1.75%                    1.69%                    1.78%(c)
      Portfolio turnover(d)                                            24.24%                   46.69%                   17.33%(b)
    -----------------------------------------------------------------------------------------------------------------------------

   The expense ratios noted above do not include the effect of the expenses of the underlying funds.

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS CAPITAL MANAGER MODERATE GROWTH FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                          FEBRUARY 1,
                                                            2001 TO
                                                         SEPTEMBER 30,
                                                            2001(a)
                                                         -------------
    CLASS C SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.23
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.05
      Net realized and unrealized losses on investments
        with affiliates                                       (1.45)
    ------------------------------------------------------------------
      Total from Investment Activities                        (1.40)
    ------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                   (0.06)
    ------------------------------------------------------------------
      Total Dividends                                         (0.06)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  8.77
    ------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                (13.75)%(b)



    ------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of Period (000)                       $   178
      Ratio of expenses to average net assets                  1.55%(c)
      Ratio of net investment income to average net
        assets                                                 0.74%(c)
      Ratio of expenses to average net assets*                 1.75%(c)
      Portfolio turnover(d)                                   24.24%(b)
    ------------------------------------------------------------------

   The expense ratios noted above do not include the effect of the expenses of the underlying funds.

     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a)Period from commencement of operations. Realized gains distributed prior to date of commencement.

   (b)Not annualized.

   (c)Annualized.

   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS          CAPITAL MANAGER GROWTH FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                                                     JANUARY 29,
                                                              FOR THE YEAR ENDED SEPTEMBER 30,                         1998 TO
                                                  ---------------------------------------------------------         SEPTEMBER 30,
                                                      2001                  2000                  1999                 1998(a)
                                                  -------------         -------------         -------------         -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD             $ 11.66               $ 10.79               $  9.67               $  9.93
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                             0.16                  0.25                  0.15                  0.10
      Net realized and unrealized gains
        (losses) on investments with
        affiliates                                     (2.43)                 1.24                  1.46                 (0.26)
    -----------------------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                 (2.27)                 1.49                  1.61                 (0.16)
    -----------------------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                            (0.16)                (0.26)                (0.17)                (0.10)
      Net realized gains                               (0.77)                (0.36)                (0.32)                   --
    -----------------------------------------------------------------------------------------------------------------------------
      Total Dividends                                  (0.93)                (0.62)                (0.49)                (0.10)
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $  8.46               $ 11.66               $ 10.79               $  9.67
    -----------------------------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)              (20.86)%               14.02%                16.81%                (1.45%)(b)



    -----------------------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                $ 2,511               $ 1,606               $   990               $   276
      Ratio of expenses to average net
        assets                                          0.84%                 0.70%                 0.69%                 0.90%(c)
      Ratio of net investment income to
        average net assets                              1.35%                 2.24%                 1.24%                 1.16%(c)
      Ratio of expenses to average net
        assets*                                         1.29%                 1.14%                 1.14%                 1.38%(c)
      Portfolio turnover(d)                            27.33%                43.28%                17.93%                 7.69%(b)
    -----------------------------------------------------------------------------------------------------------------------------

   The expense ratios noted above do not include the effect of the expenses of the underlying funds.

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS          CAPITAL MANAGER GROWTH FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                             For the year ended                      JANUARY 29,
                                                                               September 30,                           1999 TO
                                                                   --------------------------------------           SEPTEMBER 30,
                                                                       2001                     2000                   1999(a)
                                                                   -------------            -------------           -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                              $ 11.64                  $ 10.79                 $ 10.69
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                       0.09                     0.17                    0.10
      Net realized and unrealized gains on investments
        with affiliates                                                 (2.42)                    1.24                    0.10
    -----------------------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                                  (2.33)                    1.41                    0.20
    -----------------------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                             (0.12)                   (0.20)                  (0.10)
      Net realized gains                                                (0.77)                   (0.36)                     --
    -----------------------------------------------------------------------------------------------------------------------------
      Total Dividends                                                   (0.89)                   (0.56)                  (0.10)
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                    $  8.42                  $ 11.64                 $ 10.79
    -----------------------------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                          (21.44)%                  13.23%                   1.87%(b)



    -----------------------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                                 $ 4,720                  $ 1,993                 $   163
      Ratio of expenses to average net assets                            1.60%                    1.45%                   1.94%(c)
      Ratio of net investment income to average net
        assets                                                           0.45%                    1.49%                   1.16%(c)
      Ratio of expenses to average net assets*                           1.80%                    1.64%                   2.14%(c)
      Portfolio turnover(d)                                             27.33%                   43.28%                  17.93%(b)
    -----------------------------------------------------------------------------------------------------------------------------

   The expense ratios noted above do not include the effect of the expenses of the underlying funds.

     * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS          CAPITAL MANAGER GROWTH FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                          FEBRUARY 1,
                                                            2001 TO
                                                         SEPTEMBER 30,
                                                            2001(a)
                                                         -------------
    CLASS C SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.41
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                     (0.01)
      Net realized and unrealized losses on investments
        with affiliates                                       (1.98)
    ------------------------------------------------------------------
      Total from Investment Activities                        (1.99)
    ------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                   (0.01)
    ------------------------------------------------------------------
      Total Dividends                                         (0.01)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  8.41
    ------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                (19.16)%(b)



    ------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of Period (000)                       $     8
      Ratio of expenses to average net assets                  1.68%(c)
      Ratio of net investment loss to average net
        assets                                                (0.30)%(c)
      Ratio of expenses to average net assets*                 1.86%(c)
      Portfolio turnover(d)                                   27.33%(b)
    ------------------------------------------------------------------

   The expense ratios noted above do not include the effect of the expenses of the underlying funds.

     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a)Period from commencement of operations. Realized gains distributed prior to date of commencement.

   (b)Not annualized.

   (c)Annualized.

   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS

                          CAPITAL MANAGER AGGRESSIVE GROWTH FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                           MARCH 19,
                                                            2001 TO
                                                         SEPTEMBER 30,
                                                            2001(a)
                                                         -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    --(b)
      Net realized and unrealized losses on investments
        with affiliates                                       (1.03)
    ------------------------------------------------------------------
      Total from Investment Activities                        (1.03)
    ------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                   (0.01)
    ------------------------------------------------------------------
      Total Dividends                                         (0.01)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  8.96
    ------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                     (10.35)%(c)



    ------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of Period (000)                       $   185
      Ratio of expenses to average net assets                  1.12%(d)
      Ratio of net investment loss to average net
        assets                                                (0.28)%(d)
      Ratio of expenses to average net assets*                 1.57%(d)
      Portfolio turnover(e)                                   10.10%(c)
    ------------------------------------------------------------------

   The expense ratios noted above do not include the effect of the expenses of the underlying funds.

     * During the period, certain fees were voluntarily reduced or reimbursed. If such voluntary fee reductions or reimbursements had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Net investment income per share was less than $0.005.

   (c) Not annualized.

   (d) Annualized.

   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS

                          CAPITAL MANAGER AGGRESSIVE GROWTH FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                           MARCH 19,
                                                            2001 TO
                                                         SEPTEMBER 30,
                                                            2001(a)
                                                         -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                     (0.02)
      Net realized and unrealized losses on investments
        with affiliates                                       (1.05)
    ------------------------------------------------------------------
      Total from Investment Activities                        (1.07)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  8.93
    ------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                (10.70)%(b)



    ------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of Period (000)                       $   754
      Ratio of expenses to average net assets                  1.93%(c)
      Ratio of net investment loss to average net
        assets                                                (1.05)%(c)
      Ratio of expenses to average net assets*                 2.13%(c)
      Portfolio turnover(d)                                   10.10%(b)
    ------------------------------------------------------------------

   The expense ratios noted above do not include the effect of the expenses of the underlying funds.

     * During the period, certain fees were voluntarily reduced or reimbursed. If such voluntary fee reductions or reimbursements had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS

                          CAPITAL MANAGER AGGRESSIVE GROWTH FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                           MARCH 19,
                                                            2001 TO
                                                         SEPTEMBER 30,
                                                            2001(a)
                                                         -------------
    CLASS C SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                     (0.06)
      Net realized and unrealized losses on investments
        with affiliates                                       (1.02)
    ------------------------------------------------------------------
      Total from Investment Activities                        (1.08)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  8.92
    ------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                (10.80)%(b)



    ------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of Period (000)                       $     1
      Ratio of expenses to average net assets                  1.87%(c)
      Ratio of net investment loss to average net
        assets                                                (1.12)%(c)
      Portfolio turnover(d)                                   10.10%(b)
    ------------------------------------------------------------------

   The expense ratios noted above do not include the effect of the expenses of the underlying funds.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       [THIS PAGE INTENTIONALLY LEFT BLANK]

                       [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of reports and the SAI, Prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the fund at:

                                   BB&T Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                           Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

   - Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6719.

                                   [BB&T LOGO]

                                   PROSPECTUS

                                  STOCK FUNDS
                                 BALANCED FUND
                            LARGE COMPANY VALUE FUND
                           LARGE COMPANY GROWTH FUND
                               MID CAP VALUE FUND
                              MID CAP GROWTH FUND
                           SMALL COMPANY GROWTH FUND
                           INTERNATIONAL EQUITY FUND

                                   BOND FUNDS
                               TAXABLE BOND FUNDS

                       SHORT U.S. GOVERNMENT INCOME FUND
                     INTERMEDIATE U.S. GOVERNMENT BOND FUND
                        INTERMEDIATE CORPORATE BOND FUND

                              TAX-FREE BOND FUNDS
                   NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                   SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND
                      VIRGINIA INTERMEDIATE TAX-FREE FUND
                    WEST VIRGINIA INTERMEDIATE TAX-FREE FUND

                               MONEY MARKET FUNDS
                            PRIME MONEY MARKET FUND
                        U.S. TREASURY MONEY MARKET FUND

                                 FUNDS OF FUNDS
                    CAPITAL MANAGER CONSERVATIVE GROWTH FUND
                      CAPITAL MANAGER MODERATE GROWTH FUND
                          CAPITAL MANAGER GROWTH FUND
                     CAPITAL MANAGER AGGRESSIVE GROWTH FUND

                                  TRUST SHARES

                                JANUARY 30, 2002

                                   QUESTIONS?

                              Call 1-800-228-1872
                       or your investment representative.

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

         BB&T FUNDS                                   TABLE OF CONTENTS

                                                      RISK/RETURN SUMMARY AND FUND EXPENSES

                                            [LOGO]
Carefully review this important                           3  Overview
section, which summarizes each                            4  STOCK FUNDS
Fund's investments, risks, past                           5  Balanced Fund
performance, and fees.                                    9  Large Company Value Fund
                                                         12  Large Company Growth Fund
                                                         15  Mid Cap Value Fund
                                                         18  Mid Cap Growth Fund
                                                         21  Small Company Growth Fund
                                                         24  International Equity Fund
                                                         27  BOND FUNDS
                                                         28  Short U.S. Government Income Fund
                                                         31  Intermediate U.S. Government Bond Fund
                                                         34  Intermediate Corporate Bond Fund
                                                         37  North Carolina Intermediate Tax-Free Fund
                                                         40  South Carolina Intermediate Tax-Free Fund
                                                         43  Virginia Intermediate Tax-Free Fund
                                                         46  West Virginia Intermediate Tax-Free Fund
                                                         49  MONEY MARKET FUNDS
                                                         50  Prime Money Market Fund
                                                         53  U.S. Treasury Money Market Fund
                                                         56  FUNDS OF FUNDS
                                                         57  Capital Manager Conservative Growth Fund
                                                         61  Capital Manager Moderate Growth Fund
                                                         65  Capital Manager Growth Fund
                                                         69  Capital Manager Aggressive Growth Fund

                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                            [LOGO]
Review this section for                                  72  STOCK FUNDS
information on investment                                72  Balanced Fund
strategies and their risks.                              72  Large Company Value Fund
                                                         72  Large Company Growth Fund
                                                         72  Mid Cap Value Fund
                                                         73  Mid Cap Growth Fund
                                                         73  Small Company Growth Fund
                                                         73  International Equity Fund
                                                         73  BOND FUNDS
                                                         73  Short U.S. Government Income Fund
                                                         74  Intermediate U.S. Government Bond Fund
                                                         74  Intermediate Corporate Bond Fund
                                                         74  North Carolina Intermediate Tax-Free Fund
                                                         74  South Carolina Intermediate Tax-Free Fund
                                                         74  Virginia Intermediate Tax-Free Fund
                                                         75  West Virginia Intermediate Tax-Free Fund
                                                         75  MONEY MARKET FUNDS
                                                         75  Prime Money Market Fund
                                                         76  FUNDS OF FUNDS
                                                             Capital Manager Conservative Growth Fund
                                                             Capital Manager Moderate Growth Fund
                                                             Capital Manager Growth Fund
                                                             Capital Manager Aggressive Growth Fund

                                                      FUND MANAGEMENT

                                            [LOGO]
Review this section for details on                       84  The Investment Adviser
the people and organizations who                         85  The Investment Sub-Advisers
oversee the Funds.                                       86  Portfolio Managers
                                                         86  The Distributor and Administrator

                                                      SHAREHOLDER INFORMATION

                                            [LOGO]
Review this section for details on                       87  Choosing a Share Class
how shares are valued, how to                            88  Pricing of Fund Shares
purchase, sell and exchange                              89  Purchasing and Adding to Your Shares
shares, related charges and                              90  Selling Your Shares
payments of dividends and                                91  General Policies on Selling Shares
distributions                                            92  Exchanging Your Shares
                                                         93  Dividends, Distributions and Taxes

                                                      OTHER INFORMATION ABOUT THE FUNDS

                                            [LOGO]
                                                         94  Financial Highlights

 [LOGO]

 RISK/RETURN SUMMARY AND FUND EXPENSES                  OVERVIEW


    THE FUNDS                             BB&T Funds is a mutual fund family that offers different
                                          classes of shares in separate investment portfolios
                                          ("Funds"). The Funds have individual investment goals and
                                          strategies. This prospectus gives you important information about the Trust Shares of the Stock Funds, the Bond Funds, the Money Market Funds and the Funds of Funds that you
                                          should know before investing. Each Fund also offers three
                                          additional classes of shares called Class A Shares, Class B
                                          Shares, and Class C Shares which are offered in a separate prospectus. Please read this prospectus and keep it for
                                          future reference.
                                          Each of the Funds in this prospectus is a mutual fund. A
                                          mutual fund pools shareholders' money and, using
                                          professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds,
                                          you should know a few general basics about investing in
                                          mutual funds.
                                          The value of your investment in a Fund is based on the
                                          market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect
                                          securities markets generally, as well as those that affect particular companies or government units. These price
                                          movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.
                                          LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                                          INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A
                                          DEPOSIT OR AN OBLIGATION OF BRANCH BANKING AND TRUST
                                          COMPANY, BB&T CORPORATION, THEIR AFFILIATES, OR ANY BANK. IT
                                          IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.
                                          Each Fund has its own investment goal and strategies for
                                          reaching that goal. However, it cannot be guaranteed that a
                                          Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.
                                          The portfolio manager invests each Fund's assets in a way
                                          that the manager believes will help the Fund achieve its
                                          goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW


                          STOCK FUNDS

                                          These Funds seek long-term capital appreciation, and in some cases current income, and invest primarily in equity and
                                          equity-related securities, principally common stocks.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - seeking a long-term goal such as retirement
                                          - looking to add a growth component to your portfolio
                                          - willing to accept the risks of investing in the stock
                                            markets
                                          These Funds may not be appropriate if you are:
                                          - pursuing a short-term goal or investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund's investment objectives are to seek long-term
                                          capital growth and to produce current income.

    PRINCIPAL                             To pursue these goals, the Fund invests in a broadly
    INVESTMENT STRATEGIES                 diversified portfolio of equity and debt securities
                                          consisting primarily of common stocks and bonds.
                                          The Fund normally invests between 40-75% of its total assets in equity securities and at least 25% of its total assets in fixed-income senior securities. The portion of the Fund's
                                          assets invested in equity and debt securities will vary
                                          depending upon economic conditions, the general level of
                                          stock prices, interest rates and other factors, including
                                          the risks associated with each investment. The Fund's equity investments consist primarily of common stocks of companies that the Adviser believes are likely to demonstrate superior earnings growth relative to their peers, and which are
                                          selling at attractive valuations. As a result, the Fund will invest in a blend of growth stocks and value stocks. Other equity investments include convertible securities and ADRs.
                                          The Fund's fixed-income investments consist primarily of
                                          "investment-grade" bonds, notes, debentures (bonds, notes
                                          and debentures rated at the time of purchase in one of the four highest rating categories by a nationally recognized
                                          statistical rating organizations (an "NRSRO")) or are
                                          determined by the Adviser to be of comparable quality and
                                          money market instruments. The average dollar-weighted
                                          maturity of the fixed-income portion of the Fund's portfolio will range from one to thirty years.
                                          In managing the equity portion of the Fund, the Adviser
                                          examines a variety of quantitative and qualitative factors in formulating individual stock purchase and sale decisions.
                                          The Adviser selects investments that it believes are
                                          reasonably priced relative to their growth potential.
                                          In managing the fixed income portion of the Fund's
                                          portfolio, the Adviser uses a "top down" investment
                                          management approach focusing on a security's maturity. The
                                          Adviser sets, and continually adjusts, a target for the
                                          interest rate sensitivity of the Fund based upon
                                          expectations about interest rates and other economic
                                          factors. The Adviser then selects individual securities
                                          whose maturities fit this target and which are deemed to be the best relative values.
                                          The Fund may also invest in certain other equity and debt
                                          securities in addition to those described above. For a more complete description of the various securities in which the
                                          Fund may invest, please see Additional Investment Strategies and Risks on page 72 or consult the Statement of Additional
                                          Information ("SAI").

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the types of
                                          securities on which the equity portion of this Fund focuses will underperform other kinds of investments or the overall market.

   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Generally, an increase in the average
                                          maturity of the fixed income portion of the Fund will make it more sensitive to interest rate risk.
                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher -- yielding bonds before their stated
                                          maturity date. As a result, investors receive their
                                          principal back and are typically forced to reinvest it in
                                          bonds that pay lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 72.

   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR THE TRUST SHARES(1)

1994                                                                             -1.61%
95                                                                               25.03
96                                                                               11.84
97                                                                               21.18
98                                                                                14.7
99                                                                               -1.52
2000                                                                              0.78
01                                                                               -3.02

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           10.95%      12/31/98
                                                                         Worst quarter:          -6.08%       9/30/99


   The chart and table on this page show
   how the Balanced Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart gives some indication of
   risk by showing changes in the
   Fund's yearly performance to
   demonstrate that the Fund's value
   varied at different times. The
   table below it compares the Fund's
   performance over time to that of
   the S&P 500(R) Index, a widely
   recognized, unmanaged index of
   common stocks, and the Lehman
   Brothers Intermediate Government
   Bond Index, an unmanaged index
   representative of the total return
   of government bonds with
   maturities of less than 10 years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.


                                          AVERAGE ANNUAL TOTAL RETURNS
                                          (for the periods ended

                                          December 31, 2001)(1)

                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                           (7/01/93)
   BALANCED FUND                                                          -3.02%        5.99%               7.88%
   S&P 500(R) INDEX                                                      -11.88%       10.70%              13.75%(2)
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                      8.42%        7.06%               6.31%(2)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Since 6/30/93.

   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES          TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES
                                                     Maximum Sales Charge (load)
                                                     on Purchases                               None
                                                     ---------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)       None
                                                     ---------------------------------------------------
                                                     Redemption Fee(2)                            0%
                                                     ANNUAL FUND OPERATING EXPENSES
                                                     (FEES PAID FROM FUND ASSETS)           TRUST SHARES

                                                     Management Fee(3)                         0.74%
                                                     ---------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                               0.00%
                                                     ---------------------------------------------------

                                                     Other Expenses                            0.45%
                                                     ---------------------------------------------------

                                                       Total Fund Operating Expenses(3)        1.19%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.60%. Total expenses after fee waivers and expense reimbursements are expected to be 1.05%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
As an investor in the Balanced
Fund, you will pay the
following fees and expenses
when you buy and hold shares.
Shareholder transaction fees
are paid from your account.
Annual Fund operating expenses
are paid out of Fund assets,
and are reflected in the share
price.

                                               EXPENSE EXAMPLE

                                                                                 1       3       5       10
                                                           BALANCED FUND        YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $121   $378    $654    $1,443

Use the table at right to compare
fees and expenses with those
of other funds. It illustrates
the amount of fees and
expenses you would pay,
assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
hypothetical and for
comparison only, your actual
costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES         LARGE COMPANY VALUE FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital growth, current income or both,
                                          primarily through investment in stocks.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          domestically traded U.S. common stocks of large U.S.
                                          companies whose capitalization is within the range of those companies in the Russell 1000(R) Value Index, as well as
                                          American Depositary Receipts ("ADRs").
                                          In managing the Fund, the portfolio manager attempts to
                                          diversify across different economic sectors selecting those stocks that he believes are undervalued and have a favorable outlook. In choosing individual stocks the portfolio manager uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer. While some stocks may be purchased primarily for income, most stocks
                                          will be purchased for capital appreciation. The portfolio
                                          manager will favor stocks of issuers which over a five-year period have achieved cumulative income in excess of the
                                          cumulative dividends paid to shareholders.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 72 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- value stocks -- will underperform other kinds of investments or market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 72.

   RISK/RETURN SUMMARY AND FUND EXPENSES         LARGE COMPANY VALUE FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1993                                                                             10.49%
94                                                                               -0.29%
95                                                                               31.95%
96                                                                               22.16%
97                                                                               33.15%
98                                                                                13.1%
99                                                                               -2.22%
2000                                                                              6.35%
01                                                                                0.45%

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           16.92%      12/31/98
                                                                         Worst quarter:         -10.97%       9/30/99


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2001)(1)
The chart and table on this page show
   how the Large Company Value Fund
   has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Russell
   1000(R) Value Index, a widely
   recognized, unmanaged index of
   common stocks that measures the
   performance of those Russell 1000
   companies with lower price-to-book
   ratios and lower forecasted growth
   values. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.

                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                        (10/09/92)
   LARGE COMPANY VALUE FUND                                                0.45%        9.48%          12.58%
   RUSSELL 1000(R) VALUE INDEX                                            -5.59%       11.13%        14.49%(3)
   S&P 500(R) INDEX(2)                                                   -11.88%       10.70%        13.75%(3)



(1) Both charts assume reinvestment of dividends and distributions.

(2) The S&P 500(R) Index is a widely recognized, unmanaged index of common stocks. The benchmark index for the Large Company Value Fund has changed from the S&P 500(R) Index to the Russell 1000(R) Value Index in order to better represent the investment policies for comparison purposes.

(3) Since 9/30/92.

   RISK/RETURN SUMMARY AND FUND EXPENSES         LARGE COMPANY VALUE FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES
                                                     (FEES PAID BY YOU DIRECTLY)(1)         TRUST SHARES
                                                     Maximum Sales Charge (load)
                                                     on Purchases                               None
                                                     ---------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)       None
                                                     ---------------------------------------------------

                                                     Redemption Fee(2)                            0%
                                                     ANNUAL FUND OPERATING EXPENSES
                                                     (FEES PAID FROM FUND ASSETS)           TRUST SHARES

                                                     Management Fee(3)                         0.74%
                                                     ---------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                               0.00%
                                                     ---------------------------------------------------

                                                     Other Expenses(3)                         0.39%
                                                     ---------------------------------------------------

                                                       Total Fund Operating Expenses(3)        1.13%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.60%. Additionally, other expenses are expected to be limited to 0.25%. Total expenses after fee waivers and expense reimbursements are expected to be 0.85%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
   As an investor in the Large
   Company Value Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                               EXPENSE EXAMPLE

                                                     LARGE COMPANY         1       3       5       10
                                                     VALUE FUND          YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES       $115   $359    $622    $1,375

Use the table at right to compare
fees and expenses with those
of other funds. It illustrates
the amount of fees and
expenses you would pay,
assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
hypothetical and for
comparison only, your actual
costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LARGE COMPANY GROWTH FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and
                                          equity-related securities of large capitalization growth
                                          companies.

    PRINCIPAL                             To pursue this goal, the Fund invests primarily in common
    INVESTMENT STRATEGIES                 stocks of large capitalization companies that the portfolio manager believes have attractive potential for growth. Large capitalization companies are those companies whose market
                                          capitalization exceeds $10 billion.
                                          In managing the Fund's portfolio, the manager uses a variety of economic projections, quantitative techniques, and
                                          earnings projections in formulating individual stock
                                          purchase and sale decisions. In choosing individual stocks, the portfolio manager uses a quantitative process to
                                          identify companies with a history of above average growth or companies that are expected to enter periods of above
                                          average growth. Some of the criteria that the manager uses to select these companies are return on equity, price and
                                          earnings momentum, earnings surprise, the company's
                                          management and the company's position within its industry.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 72 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- large cap growth
                                          stocks -- will underperform other kinds of investments or
                                          market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 72.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LARGE COMPANY GROWTH FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1998                                                                             25.18%
99                                                                               37.02
2000                                                                            -13.27
01                                                                               -21.3

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           29.82%      12/31/99
                                                                         Worst quarter:         -13.73%      12/31/00


                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)

                                                                          1 YEAR       SINCE INCEPTION
 TRUST SHARES                                                                            (10/03/97)
   LARGE COMPANY GROWTH FUND                                             -21.30%              3.03%
   S&P 500(R) INDEX                                                      -11.88%              6.03%(2)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Since 9/30/97.

   The chart and table on this page show
   how the Large Company Growth Fund
   has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the S&P
   500(R) Index, a widely recognized,
   unmanaged index of common stocks.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LARGE COMPANY GROWTH FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES          TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                  None
                                                     Maximum Deferred Sales Charge (load)       None
                                                     Redemption Fee(2)                            0%

                                                     ANNUAL FUND OPERATING EXPENSES            TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES

                                                     Management Fee(3)                         0.74%
                                                     Distribution and Service (12b-1) Fee      0.00%
                                                     Other Expenses                            0.45%
                                                       Total Fund Operating Expenses(3)        1.19%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.60%. Total expenses after fee waivers and expense reimbursements are expected to be 1.05%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

   As an investor in the Large
   Company Growth Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                               EXPENSE EXAMPLE

                                                     LARGE COMPANY                   1      3      5       10
                                                     GROWTH FUND                  YEAR   YEARS  YEARS   YEARS
                                                     TRUST SHARES                 $121   $378   $654   $1,443

Use the table at right to compare
fees and expenses with those
of other funds. It illustrates
the amount of fees and
expenses you would pay,
assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

Because this example is
hypothetical and for
comparison only, your actual
costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES               MID CAP VALUE FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income, with a secondary goal of
                                          moderate capital appreciation.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          domestically traded U.S. common stocks of middle
                                          capitalization U.S. companies whose capitalization is within the range of those companies in the Russell Mid Cap Value
                                          Index as well as American Depository Receipts ("ADRs"). In managing the Fund, the portfolio manager attempts to
                                          diversify across different economic sectors selecting those stocks that he believes are undervalued and have a favorable outlook. In choosing individual stocks the portfolio manager uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer. While some stocks may be purchased primarily for income, most stocks
                                          will be purchased for capital appreciation. The portfolio
                                          manager will favor stocks of issuers which over a five-year period have achieved cumulative income in excess of the
                                          cumulative dividends paid to shareholders. The Fund may also invest in certain other equity securities in addition to
                                          those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 72 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- mid cap value
                                          stocks -- will underperform other kinds of investments or
                                          market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 72.

   RISK/RETURN SUMMARY AND FUND EXPENSES               MID CAP VALUE FUND


                                               PERFORMANCE BAR CHART AND TABLE
                                               YEAR-BY-YEAR TOTAL RETURNS AS OF
                                               12/31 FOR TRUST SHARES(1, 2)

1997                                                                             23.02%
98                                                                               13.77
99                                                                               12.51
2000                                                                              3.39
01                                                                                5.15

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           12.52%      12/31/98
                                                                         Worst quarter:          -7.45%      09/30/98

   The chart and table on this page
   show how the Mid Cap Value Fund
   has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the S&P
   500(R)/Barra Value Index, a widely
   recognized, unmanaged index of
   those companies making up the S&P
   500(R) Index with a lower price to
   book ratio. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1, 2)

                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                           (8/1/96)
   MID CAP VALUE FUND                                                       5.15%       11.35%             12.53%
   S&P 500(R)/BARRA VALUE INDEX                                           -11.71%        9.49%             11.98%(4)
   LIPPER EQUITY INCOME AVERAGE(3)                                         -5.65%        8.13%             10.08%(4)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance data includes the performance of the OVB Equity Income Portfolio for the period prior to its consolidation with the BB&T Mid Cap Value Fund on July 23, 2001.

(3) The Lipper Equity Income Average is a widely-recognized average of mutual funds that seek relatively high current income and growth of income through investing in dividend-paying equity securities.

(4) Since 7/31/96.

   RISK/RETURN SUMMARY AND FUND EXPENSES               MID CAP VALUE FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES          TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                  None
                                                     ---------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)       None
                                                     ---------------------------------------------------
                                                     Redemption Fee(2)                            0%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES      TRUST
                                                     PAID FROM FUND ASSETS)                   SHARES

                                                     Management Fee                            0.74%
                                                     ---------------------------------------------------
                                                     Distribution and Service (12b-1) Fee      0.00%
                                                     ---------------------------------------------------
                                                     Other Expenses                            0.54%
                                                     ---------------------------------------------------
                                                       Total Fund Operating Expenses           1.12%
                                                     ---------------------------------------------------
                                                     Fee Waiver and/or Expense
                                                     Reimbursement(3)                          0.33%
                                                     ---------------------------------------------------
                                                       Net Expenses                            0.94%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) BB&T has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the BB&T Mid Cap Value Fund to: Trust, 0.95%. These waivers will remain in effect until July 6, 2002.

   As an investor in the Mid Cap
   Value Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                               EXPENSE EXAMPLE

                                                                                 1       3       5       10
                                                                                YEAR   YEARS   YEARS   YEARS
                                                     MID CAP VALUE FUND         ----   -----   -----   ------
                                                     TRUST SHARES               $114   $356    $617    $1,363

   Use the table at right to
   compare fees and expenses with
   those of other Funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

    - $10,000 investment
    - 5% annual return
    - redemption at the end of
      each period
    - no changes in the Fund's
      operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

                                                      MID CAP GROWTH FUND
   RISK/RETURN SUMMARY AND FUND EXPENSES   (FORMERLY CAPITAL APPRECIATION
   FUND)


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term growth of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in common
                                          stocks of U.S. companies with medium market capitalizations
                                          (approximately $2 to $10 billion) that have an established record of growth and continue to present significant growth potential. In selecting investments for the Fund, the
                                          Adviser will consider growth factors such as a company's new products, changes in management, and business
                                          restructurings. The Adviser will also search for companies that have established records of earnings and sales growth over a period of at least three years that it believes are poised to meet or exceed these figures going forward. These companies generally will have lower amounts of long-term
                                          debt (representing less than 40% of the company's
                                          capitalization); have attractive price/earnings ratios in
                                          relation to a company's 3 to 5-year earnings per share
                                          growth rate; and have stock prices which have outperformed
                                          Standard & Poor's 400 MidCap Index (S&P 400 MidCap) over the previous six months. The Adviser will attempt to avoid
                                          overweighting the Fund's position on any specific market
                                          sector (such as technology, consumer staples, etc.) beyond
                                          150% of the weighting that sector has in the Russell MidCap
                                          Growth Index.
                                          The Adviser may sell a stock if a company fails to meet
                                          earnings or revenue expectations or becomes overvalued
                                          (i.e., high price/earnings ratio relative to its earnings
                                          growth). The Adviser may also sell a stock to change the
                                          Fund's weighting in a particular company or industry sector, or if better opportunities are available. Due to its
                                          investment strategy, the Fund may buy and sell securities
                                          frequently. This may result in higher transaction costs and additional capital gains tax liabilities.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 72 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses will underperform other kinds of investments or market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 72.

                                                      MID CAP GROWTH FUND
   RISK/RETURN SUMMARY AND FUND EXPENSES   (FORMERLY CAPITAL APPRECIATION
   FUND)


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1, 2)

1994                                                                             -5.45%
95                                                                               33.34
96                                                                               16.17
97                                                                               27.02
98                                                                               35.05
99                                                                               44.11
2000                                                                            -16.55
01                                                                              -24.07

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           34.18%      12/31/99
                                                                         Worst quarter:         -20.15%      12/31/00

   The chart and table on this page
   show how the Mid Cap Growth Fund
   has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Russell
   MidCap Growth Index, a recognized,
   unmanaged index of common stocks
   of mid-sized companies. Of course,
   past performance does not indicate
   how the Fund will perform in the
   future.



                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1, 2)


                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                           (12/1/93)
   MID CAP GROWTH FUND                                                   -24.07%        9.39%              11.25%
   RUSSELL MIDCAP GROWTH INDEX                                           -20.15%        9.02%              11.81%(4)
   S&P 500(R) INDEX(3)                                                   -11.88%       10.70%              13.99%(4)

(1) Both charts assume reinvestment of dividends and distributions.
(2) Performance data includes the performance of the OVB Capital Appreciation Portfolio for the period prior to its consolidation with the BB&T Capital Appreciation Fund on July 23, 2001.
(3) The S&P 500 Index is a widely recognized, unmanaged index of common stocks. The benchmark for the Capital Appreciation Fund has changed from the S&P 500 Index to the Russell MidCap Growth Index to provide a better comparison for the Fund's investment policies.
(4) Since 11/30/93.

                                                      MID CAP GROWTH FUND
   RISK/RETURN SUMMARY AND FUND EXPENSES   (FORMERLY CAPITAL APPRECIATION
   FUND)




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES          TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                  None
                                                     ---------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)       None
                                                     ---------------------------------------------------
                                                     Redemption Fee(2)                            0%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES      TRUST
                                                     PAID FROM FUND ASSETS)                   SHARES

                                                     Management Fee                            0.74%
                                                     ---------------------------------------------------
                                                     Distribution and Service (12b-1) Fee      0.00%
                                                     ---------------------------------------------------
                                                     Other Expenses                            0.46%
                                                     ---------------------------------------------------
                                                       Total Fund Operating Expenses           1.20%
                                                     ---------------------------------------------------
                                                     Fee Waiver and/or Expense
                                                     Reimbursement(3)                          0.21%
                                                     ---------------------------------------------------
                                                       Net Expenses                            0.99%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) BB&T has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the BB&T MidCap Growth Fund to: Trust, 0.99%. These waivers will remain in effect until July 6, 2002.

   As an investor in the Mid Cap
   Growth Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                               EXPENSE EXAMPLE

                                                     MID CAP GROWTH              1       3       5       10
                                                     FUND                       YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $101   $360    $639    $1,436

   Use the table at right to
   compare fees and expenses with
   those of other Funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

    - $10,000 investment
    - 5% annual return
    - redemption at the end of
      each period
    - no changes in the Fund's
      operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and
                                          equity-related securities of small capitalization growth
                                          companies.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in common
                                          stocks of U.S. small capitalization growth companies (market capitalization under $2 billion) which the portfolio manager believes have above-average earnings growth potential.
                                          In managing the Fund's portfolio, the manager initially
                                          screens for "growth" stocks from the universe of companies with market capitalization under $2 billion. The manager
                                          uses fundamental analysis to examine each company for
                                          financial strength before deciding to purchase the stock.
                                          The Fund generally will sell a stock when, in the portfolio manager's opinion, there is a deterioration in the company's fundamentals, the company fails to meet performance
                                          expectations or the stock's relative price momentum declines meaningfully.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and Risk on page 72 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          SMALL COMPANY RISK: Investing in smaller, lesser-known
                                          companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited
                                          flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- small company growth stocks -- will underperform other kinds of investments or
                                          market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 72.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1995                                                                             45.99%
96                                                                               31.19%
97                                                                                4.96%
98                                                                                3.29%
99                                                                               72.65%
2000                                                                            -15.06%
01                                                                              -36.97%

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           47.97%      12/31/99
                                                                         Worst quarter:         -20.24%       3/31/97

   The chart and table on this page
   shows how the Small Company Growth
   Fund has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Russell
   2000(R) Index, an unmanaged index
   generally representative of
   domestically funded common stocks
   of small to mid-sized companies.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.




                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                     December 31, 2001)(1)


                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                          (12/07/94)
   SMALL COMPANY GROWTH FUND                                             -36.97%        0.04%              10.56%
   RUSSELL 2000(R) INDEX                                                   2.49%        7.52%              11.83%(2)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Since 11/30/94.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%

                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES
                                                     Management Fee                             1.00%
                                                     -----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     -----------------------------------------------------

                                                     Other Expenses                             0.47%
                                                     -----------------------------------------------------

                                                       Total Fund Operating Expenses            1.47%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.
   As an investor in the Small
   Company Growth Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                               EXPENSE EXAMPLE

                                                     SMALL COMPANY              1       3       5       10
                                                     GROWTH FUND                YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $150   $465    $803    $1,757

Use the table at right to compare
fees and expenses with those
of other funds. It illustrates
the amount of fees and
expenses you would pay,
assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
hypothetical and for
comparison only, your actual
costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES        INTERNATIONAL EQUITY FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation through
                                          investment primarily in equity securities of foreign
                                          issuers.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          non-dollar denominated stocks of foreign issuers located in countries included in the Morgan Stanley Capital
                                          International Europe, Australasia and the Far East ("EAFE")
                                          Index. The Fund may also invest its assets in the stocks of companies that are listed or operate in emerging economies.
                                          The Fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.
                                          In managing the Fund's portfolio, emphasis is placed on
                                          adding value through stock selection. Factors that the
                                          Adviser considers will include cash flow returns on
                                          investment, forecast P/E ratios, enterprise values and
                                          balance sheet strength. A security's earnings trend and its price momentum will also be factors considered in security selection. The Adviser will examine each company for
                                          financial soundness before deciding to purchase its stock.
                                          The Adviser will also consider issues such as prospects for relative economic growth among certain foreign countries,
                                          expected levels of inflation, government policies
                                          influencing business conditions and the outlook for currency relationships.
                                          The Fund generally will sell a stock when it reaches a
                                          target price, which is when the Adviser believes it is fully valued or when, in the Adviser's opinion, conditions change such that the risk of continuing to hold the stock is
                                          unacceptable when compared to the growth potential.
                                          In an attempt to reduce portfolio risk, the Adviser will
                                          diversify investments across countries, industry groups and companies with investment at all times in at least three
                                          foreign countries.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 72 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- foreign value
                                          stocks -- will underperform other kinds of investments or
                                          market averages.
                                          FOREIGN INVESTMENT RISK: Foreign securities involve risks
                                          not typically associated with investing in U.S. securities.
                                          Foreign securities may be adversely affected by myriad
                                          factors, including currency fluctuations and social,
                                          economic or political instability.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 72.

   RISK/RETURN SUMMARY AND FUND EXPENSES        INTERNATIONAL EQUITY FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1998                                                                             11.36%
99                                                                               38.33%
2000                                                                            -18.50%
01                                                                              -21.31%

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           24.79%      12/31/99
                                                                         Worst quarter:         -15.89%       9/30/98


   The chart and table on this page show
   how the International Equity Fund
   has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Morgan
   Stanley Capital International
   Europe, Australasia and Far East
   ("EAFE") Index, a widely
   recognized, unmanaged index
   generally representative of the
   performance of stock markets in
   those regions. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                     December 31, 2001)(1)


                                                                          1 YEAR       SINCE INCEPTION
 TRUST SHARES                                                                              (1/2/97)
 INTERNATIONAL EQUITY FUND                                               -21.31%              1.12%
 MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX                         -21.44%              0.89%(2)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Since 12/31/96.

   RISK/RETURN SUMMARY AND FUND EXPENSES        INTERNATIONAL EQUITY FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES          TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                  None
                                                     ---------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)       None
                                                     ---------------------------------------------------
                                                     Redemption Fee(2)                            0%

                                                     ANNUAL FUND OPERATING EXPENSES            TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES

                                                     Management Fee                            1.00%
                                                     ---------------------------------------------------

                                                     Distribution and Service (12b-1) Fee      0.00%
                                                     ---------------------------------------------------

                                                     Other Expenses                            0.48%
                                                     ---------------------------------------------------

                                                       Total Fund Operating Expenses           1.48%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.
   As an investor in the
   International Equity Fund, you
   will pay the following fees
   and expenses when you buy and
   hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                               EXPENSE EXAMPLE

                                                                                 1       3       5       10
                                                     INTERNATIONAL EQUITY FUND  YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $151   $468    $808    $1,768

Use the table at right to compare
fees and expenses with those
of other funds. It illustrates
the amount of fees and
expenses you would pay,
assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
hypothetical and for
comparison only, your actual
costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW


                          BOND FUNDS

    TAXABLE BOND FUNDS                    The Short U.S. Government Income Fund, the Intermediate U.S.
                                          Government Bond Fund and the Intermediate Corporate Bond
                                          Fund seek current income consistent with the preservation of capital and invest primarily in fixed income securities,
                                          such as U.S. government securities, or corporate, bank and commercial obligations.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - looking to add a monthly income component to your
                                            portfolio
                                          - willing to accept the risks of price and dividend
                                            fluctuations
                                          These Funds may not be appropriate if you are:
                                          - investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value
    TAX-FREE BOND FUNDS                   The North Carolina Intermediate Tax-Free Fund, the South
                                          Carolina Intermediate Tax-Free Fund, the Virginia
                                          Intermediate Tax-Free Fund, and the West Virginia
                                          Intermediate Tax-Free Fund seek tax-exempt income and invest primarily in municipal securities which are exempt from
                                          federal and North Carolina, South Carolina, Virginia, or
                                          West Virginia income taxes, respectively.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - looking to add a monthly income component to your
                                            portfolio
                                          - seeking monthly federal and North Carolina, South
                                          Carolina, Virginia, or West Virginia tax-exempt dividends
                                          - willing to accept the risks of price and dividend
                                            fluctuations
                                          These Funds may not be appropriate if you are:
                                          - investing through a tax-exempt retirement plan
                                          - uncomfortable with an investment that will fluctuate in
                                            value
                                          - investing emergency reserves

                                        SHORT U.S. GOVERNMENT INCOME FUND
   RISK/RETURN SUMMARY AND FUND EXPENSES  (FORMERLY SHORT-INTERMEDIATE
                                              U.S. GOVERNMENT INCOME FUND)

                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          securities issued or guaranteed by the U.S. Government or
                                          its agencies or instrumentalities ("U.S. Government
                                          Securities"), some of which may be subject to repurchase
                                          agreements, or in "high grade" (rated at the time of
                                          purchase in one of the three highest rating categories by an
                                          NRSRO or are determined by the portfolio manager to be of
                                          comparable quality) collateralized mortgage obligations
                                          ("CMOs"). The Fund may also invest in short-term
                                          obligations, commercial bonds and the shares of other
                                          investment companies. The duration of the Fund will be from
                                          1.5 to 3.5.



                                          In managing the portfolio, the manager uses a "top down"
                                          investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual
                                          securities selection. The manager sets and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund's holdings based upon expectations about interest rates and other economic factors. The manager then selects
                                          individual securities consistent with the target by looking for the best relative values within particular sectors.



                                          The Fund may also invest in certain other debt securities.
                                          For a more complete description of the various securities in which the Fund may invest, please see Additional Investment
                                          Strategies and Risks on page 72 or consult the SAI.




    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.



                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.



                                          PREPAYMENT/CALL RISK: If a significant number of the
                                          mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                          that, during periods of declining interest rates, a bond
                                          issuer will "call" -- or repay -- higher-yielding bonds
                                          before their stated maturity date. In both cases, investors receive their principal back and are typically forced to
                                          reinvest it in bonds that pay lower interest rates. Rapid
                                          changes in prepayment and call rates can cause bond prices and yields to be volatile.



                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.



                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 72.

                                        SHORT U.S. GOVERNMENT INCOME FUND
   RISK/RETURN SUMMARY AND FUND EXPENSES     (FORMERLY SHORT-INTERMEDIATE
                                              U.S. GOVERNMENT INCOME FUND)


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1993                                                                              6.86%
94                                                                               -1.98%
95                                                                               12.61%
96                                                                                3.05%
97                                                                                6.37%
98                                                                                7.03%
99                                                                                1.42%
2000                                                                              8.43%
01                                                                                6.77%

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:            4.23%       6/30/95
                                                                         Worst quarter:          -1.81%       3/31/94


   The chart and table on this page show
   how the Short U.S. Government
   Income Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Merrill
   Lynch 1-5 Year U.S. Government
   Bond Index, an unmanaged index
   representative of the total return
   of government bonds with
   maturities between 1 and 5 years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                     December 31, 2001)(1)



                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                        (11/30/92)
   SHORT U.S. GOVERNMENT INCOME FUND                                      6.77%         5.98%          5.62%
   MERRILL LYNCH 1-5 YEAR U.S. GOVERNMENT BOND INDEX                      8.53%         6.85%          6.44%

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

                                        SHORT U.S. GOVERNMENT INCOME FUND
   RISK/RETURN SUMMARY AND FUND EXPENSES     (FORMERLY SHORT-INTERMEDIATE
                                             U.S. GOVERNMENT INCOME FUND)


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%

                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES
                                                     Management Fee(3)                          0.60%
                                                     -----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     -----------------------------------------------------

                                                     Other Expenses(3)                          0.33%
                                                     -----------------------------------------------------

                                                       Total Fund Operating Expenses(3)         0.93%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, other expenses are expected to be limited to 0.28%. Total expenses after fee waivers and expense reimbursements are expected to be 0.78%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
As an investor in the Short U.S.
Government Income Fund, you
will pay the following fees
and expenses when you buy and
hold shares. Shareholder
transaction fees are paid from
your account. Annual Fund
operating expenses are paid
out of Fund assets, and are
reflected in the share price.

                                               EXPENSE EXAMPLE

                                                      SHORT-U.S.                 1       3       5       10
                                                      GOVERNMENT INCOME FUND    YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $95    $296    $515    $1,143

Use the table at right to compare
fees and expenses with those
of other funds. It illustrates
the amount of fees and
expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
hypothetical and for
comparison only, your actual
costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES  INTERMEDIATE U.S. GOVERNMENT
                                          BOND FUND

                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          securities issued or guaranteed by the U.S. Government or
                                          its agencies or instrumentalities ("U.S. Government
                                          Securities"), some of which may be subject to repurchase
                                          agreements, or in "high grade" (rated at the time of
                                          purchase in one of the three highest rating categories by an
                                          NRSRO or are determined by the portfolio manager to be of
                                          comparable quality) collateralized mortgage obligations
                                          ("CMOs"). The Fund may also invest in short-term
                                          obligations, commercial bonds and the shares of other
                                          investment companies. The duration range of the Fund will be from 3.5 to 7.0.



                                          In managing the portfolio, the manager uses a "top down"
                                          investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual
                                          securities selection. The manager sets and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund's holdings based upon expectations about interest rates and other economic factors. The manager then selects
                                          individual securities consistent with the target by looking for the best relative values within particular sectors.



                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 72 or consult the SAI.




    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.



                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.



                                          PREPAYMENT/CALL RISK: If a significant number of the
                                          mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                          that, during periods of declining interest rates, a bond
                                          issuer will "call" -- or repay -- higher-yielding bonds
                                          before their stated maturity date. In both cases, investors receive their principal back and are typically forced to
                                          reinvest it in bonds that pay lower interest rates. Rapid
                                          changes in prepayment and call rates can cause bond prices and yields to be volatile.



                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.



                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating the greater its credit risk.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 72.

   RISK/RETURN SUMMARY AND FUND EXPENSES     INTERMEDIATE U.S. GOVERNMENT
                                                  BOND FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1993                                                                             10.19%
94                                                                               -4.00%
95                                                                               18.09%
96                                                                                1.70%
97                                                                                8.59%
98                                                                                9.58%
99                                                                               -2.28%
2000                                                                             12.17%
01                                                                                6.41%

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:            6.50%       6/30/95
                                                                         Worst quarter:          -3.17%       3/31/94


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)
The chart and table on this page show
how the Intermediate U.S.
Government Bond Fund has performed
and how its performance has varied
from year to year. The bar chart
gives some indication of risk by
showing changes in the Fund's
yearly performance to demonstrate
that the Fund's value varied at
different times. The table below
it compares the Fund's performance
over time to that of the Merrill
Lynch 5-10 Year U.S. Government
Bond Index, an unmanaged index
generally representative of the
total return of government bonds
with maturities between 5 and 10
years. Of course, past performance
does not indicate how the Fund
will perform in the future.

                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                        (10/9/92)
   INTERMEDIATE U.S. GOVERNMENT BOND FUND                                 6.41%         6.78%          6.36%
   MERRILL LYNCH 5-10 YEAR U.S. GOVERNMENT BOND INDEX                     7.34%         7.66%          7.27%

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

   RISK/RETURN SUMMARY AND FUND EXPENSES     INTERMEDIATE U.S. GOVERNMENT
                                                               BOND FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%

                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES
                                                     Management Fee(3)                          0.60%
                                                     -----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     -----------------------------------------------------

                                                     Other Expenses                             0.35%
                                                     -----------------------------------------------------

                                                       Total Fund Operating Expenses(3)         0.95%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Total expenses after fee waivers and expense reimbursements are expected to be 0.85%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
As an investor in the
Intermediate U.S. Government
Bond Fund, you will pay the
following fees and expenses
when you buy and hold shares.
Shareholder transaction fees
are paid from your account.
Annual Fund operating expenses
are paid out of Fund assets,
and are reflected in the share
price.

                                               EXPENSE EXAMPLE

                                                     INTERMEDIATE
                                                     U.S. GOVERNMENT             1       3       5       10
                                                     BOND FUND                  YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $97    $303    $525    $1,166

Use the table at right to compare
fees and expenses with those
of other funds. It illustrates
the amount of fees and
expenses you would pay,
assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
hypothetical and for
comparison only, your actual
costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES      INTERMEDIATE CORPORATE BOND FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.




    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests in a diversified
                                          portfolio of corporate bonds and securities issued or
                                          guaranteed by the U.S. government, its agencies or
                                          instrumentalities. The Fund will investment primarily in
                                          "investment grade" corporate bonds (bonds rated at the time of purchase in one of the four highest rating categories by an NRSRO or are determined by the portfolio manager to be of comparable quality). The Fund may also invest up to 15% of its total assets in bonds rated below investment grade. The duration range of the Fund will be from 3.0 to 7.0.



                                          In managing the portfolio, the manager uses a "top down"
                                          investment management approach focusing on interest rate
                                          risk, allocation among sectors, credit risk, and individual securities selection. The manager sets and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund's holdings based upon expectations about interest rates and other economic factors. The manager then selects
                                          individual securities consistent with the target by looking for the best relative values within particular sectors.



                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 72 or consult the SAI.




    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.



                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.



                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.



                                          PREPAYMENT/CALL RISK: If a significant number of the
                                          mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                          that, during periods of declining interest rates, a bond
                                          issuer will "call" -- or repay -- higher-yielding bonds
                                          before their stated maturity date. In both cases, investors receive their principal back and are typically forced to
                                          reinvest it in bonds that pay lower interest rates. Rapid
                                          changes in prepayment and call rates can cause bond prices and yields to be volatile.



                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 72.

   RISK/RETURN SUMMARY AND FUND EXPENSES      INTERMEDIATE CORPORATE BOND FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

2000                                                                            10.50%
01                                                                               7.23%

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:            4.36%      12/31/00
                                                                         Worst quarter:           1.15%       6/30/00


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)
This chart and table on this page
show how the Intermediate Corporate
Bond Fund has performed and how its
performance has varied from year to
year. The bar chart gives some
indication of risk by showing
changes in the Fund's yearly
performance to demonstrate that the
Fund's value varied at different
times. The table below it compares
the Fund's performance to that of
the Lehman Brothers U.S. Credit
Index, an unmanaged index generally
representative of all publicly
issued, fixed-rate, non-convertible,
investment-grade, domestic corporate
debt. Of course, past performance
does not indicate how the Fund will
perform in the future.

                                                                          1 YEAR       SINCE INCEPTION
 TRUST SHARES                                                                          (12/2/99)
   INTERMEDIATE CORPORATE FUND                                             7.23%         8.11%
   LEHMAN BROTHERS U.S. CREDIT INDEX                                      10.40%         9.34%

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

   RISK/RETURN SUMMARY AND FUND EXPENSES      INTERMEDIATE CORPORATE BOND
                                              FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES
                                                     Management Fee(3)                          0.60%
                                                     -----------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     -----------------------------------------------------
                                                     Other Expenses                             0.36%
                                                     -----------------------------------------------------
                                                       Total Fund Operating Expenses(3)         0.96%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.45%. Accordingly, total expenses after fee waivers and expense reimbursements are expected to be 0.81%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
As an investor in the Intermediate
Corporate Bond Fund, you will pay the
following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual
Fund operating expenses are paid out of
Fund assets, and are reflected in the
share price.

                                               EXPENSE EXAMPLE

                                                     INTERMEDIATE CORPORATE      1       3       5       10
                                                     BOND FUND                  YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $98    $306    $531    $1,178

Use the table at right to compare fees
and expenses with those of other funds.
It illustrates the amount of fees and
expenses you would pay, assuming the
following:
  - $10,000 Investment
  - 5% Annual Return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES      NORTH CAROLINA INTERMEDIATE
                                              TAX-FREE FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and North
                                          Carolina income taxes consistent with preservation of
                                          capital.




    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of the State of North Carolina and its political subdivisions that provide income exempt from both Federal
                                          personal income tax and North Carolina personal income tax.
                                          The Fund invests in North Carolina municipal securities only if they are "investment grade" (rated at the time of
                                          purchase in one of the four highest rating categories by an
                                          NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average
                                          duration of 3.5 to 8.



                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.



                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 72 or consult the SAI.




    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.






                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by North Carolina and its political
                                          subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina than funds that are more
                                          geographically diversified.



                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.



                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.



                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.



                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.



                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 72.

   RISK/RETURN SUMMARY AND FUND EXPENSES      NORTH CAROLINA INTERMEDIATE
   TAX-FREE FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1993                                                                              7.81%
94                                                                               -2.79%
95                                                                               10.54%
96                                                                                2.71%
97                                                                                6.52%
98                                                                                5.25%
99                                                                               -2.06%
2000                                                                              9.43%
01                                                                                 4.8%

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:            3.86%       3/31/95
                                                                         Worst quarter:          -3.58%       3/31/94


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2001)(1)
   The chart and table on this page show
   how the North Carolina
   Intermediate Tax-Free Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart gives some indication of
   risk by showing changes in the
   Fund's yearly performance to
   demonstrate that the Fund's value
   varied at different times. The
   table below it compares the Fund's
   performance over time to that of
   the Lehman Brothers 7-Year General
   Obligations Index, an unmanaged
   index generally representative of
   the performance of tax-exempt
   municipal securities with an
   average maturity of seven years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                        (10/16/92)
   NORTH CAROLINA INTERMEDIATE TAX-FREE FUND                              4.80%         4.72%          4.49%
   LEHMAN BROTHERS 7-YEAR GENERAL OBLIGATIONS INDEX                       4.98%         5.54%         5.96%(3)
   LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATIONS INDEX(2)                    5.98%         5.31%         5.53%(3)

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) The Lehman Brothers 5-Year General Obligations Index is an unmanaged index representative of the performance of tax-exempt municipal securities with an average maturity of five years. The benchmark index for the North Carolina Intermediate Tax-Free Fund has changed from the Lehman Brothers 5-Year General Obligations Index to the Lehman Brothers 7-Year General Obligations Index in order to better represent the investment policies for comparison purposes.

(3) Since 9/30/92.

   RISK/RETURN SUMMARY AND FUND EXPENSES      NORTH CAROLINA INTERMEDIATE
                                              TAX-FREE FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES
                                                     Management Fee(3)                          0.60%
                                                     -----------------------------------------------------
                                                     Distribution and Service (12b-1) Fee       0.00%
                                                     -----------------------------------------------------
                                                     Other Expenses(3)                          0.33%
                                                     -----------------------------------------------------
                                                       Total Fund Operating Expenses(3)         0.93%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, other expenses are expected to be limited to 0.29%. Total expenses after fee waivers and expense reimbursements are expected to be 0.79%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
As an investor in the North Carolina
Intermediate Tax-Free Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                                               EXPENSE EXAMPLE

                                                          NORTH CAROLINA
                                                           INTERMEDIATE          1       3       5       10
                                                           TAX-FREE FUND        YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $95    $296    $515    $1,143

Use the table at right to compare fees
and expenses with those of other funds.
It illustrates the amount of fees and
expenses you would pay, assuming the
following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES      SOUTH CAROLINA INTERMEDIATE
                                              TAX-FREE FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and South
                                          Carolina income taxes consistent with preservation of
                                          capital.




    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both Federal
                                          personal income tax and South Carolina personal income tax.
                                          The Fund invests in South Carolina municipal securities only if they are "investment grade" (rated at the time of
                                          purchase in one of the four highest rating categories by an
                                          NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average
                                          duration of 3.5 to 8.



                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.



                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 72 or consult the SAI.




    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.



                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by South Carolina and its political
                                          subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina than funds that are more
                                          geographically diversified.



                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.



                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.



                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.



                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.



                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 72.

   RISK/RETURN SUMMARY AND FUND EXPENSES      SOUTH CAROLINA INTERMEDIATE
   TAX-FREE FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1998                                                                              5.46%
99                                                                               -2.62%
2000                                                                              9.51%
01                                                                                4.84%

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:            3.27%      12/31/00
                                                                         Worst quarter:          -2.40%       6/30/99


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2001)(1)
   The chart and table on this page show
   how the South Carolina
   Intermediate Tax-Free Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart gives some indication of
   risk by showing changes in the
   Fund's yearly performance to
   demonstrate that the Fund's value
   varied at different times. The
   table below it compares the Fund's
   performance over time to that of
   the Lehman Brothers 7-Year General
   Obligations Index, an unmanaged
   index generally representative of
   the performance of tax-exempt
   municipal securities with an
   average maturity of seven years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

                                                                          1 YEAR       SINCE INCEPTION
 TRUST SHARES                                                                          (10/20/97)
    SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND                             4.84%          4.70%
   LEHMAN BROTHERS 7-YEAR GENERAL OBLIGATIONS INDEX                       4.98%         5.19%(3)
   LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATIONS INDEX(2)                    5.98%         5.12%(3)

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) The Lehman Brothers 5-Year General Obligations Index is an unmanaged index representative of the performance of tax-exempt municipal securities with an average maturity of five years. The benchmark index for the South Carolina Intermediate Tax-Free Fund has changed from the Lehman Brothers 5-Year General Obligations Index to the Lehman Brothers 7-Year General Obligations Index in order to better represent the investment policies for comparison purposes.

(3) Since 10/31/97.

   RISK/RETURN SUMMARY AND FUND EXPENSES      SOUTH CAROLINA INTERMEDIATE
                                              TAX-FREE FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES
                                                     Management Fee(3)                          0.60%
                                                     -----------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     -----------------------------------------------------
                                                     Other Expenses(3)                          0.43%
                                                     -----------------------------------------------------
                                                       Total Fund Operating Expenses(3)         1.03%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.40%. Additionally, other expenses are expected to be limited to 0.33%. Total expenses after fee waivers and expense reimbursements are expected to be 0.73%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
As an investor in the South
Carolina Intermediate Tax-Free
Fund, you will pay the
following fees and expenses
when you buy and hold shares.
Shareholder transaction fees
are paid from your account.
Annual Fund operating expenses
are paid out of Fund assets,
and are reflected in the share
price.

                                               EXPENSE EXAMPLE

                                                          SOUTH CAROLINA
                                                           INTERMEDIATE          1       3       5       10
                                                           TAX-FREE FUND        YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $105   $328    $569    $1,259

Use the table at right to compare
fees and expenses with those
of other funds. It Illustrates
the amount of fees and
expenses you would pay,
assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
hypothetical and for
comparison only, your actual
costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES   VIRGINIA INTERMEDIATE TAX-FREE
                                           FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and
                                          Virginia income taxes consistent with preservation of
                                          capital.




    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both Federal
                                          personal income tax and Virginia personal income tax. The
                                          Fund invests in Virginia municipal securities only if they are "investment grade" (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are
                                          determined by the portfolio manager to be of comparable
                                          quality). The Fund will maintain on average duration of 3.5 to 8.



                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.



                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on pages 72 or consult the SAI.




    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.



                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by Virginia and its political
                                          subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia than funds that are more
                                          geographically diversified.



                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.



                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.



                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.



                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.



                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 72.

   RISK/RETURN SUMMARY AND FUND EXPENSES   VIRGINIA INTERMEDIATE TAX-FREE
   FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

2000                                                                             9.88
01                                                                               4.63

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:            3.87%      12/31/00
                                                                         Worst quarter:          -0.97%      12/31/01


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2001)(1)
The chart and table on this page show
   how the Virginia Intermediate
   Tax-Free Fund has performed and
   how its performance has varied
   from year to year. The bar chart
   gives some indication of risk by
   showing changes in the Fund's
   yearly performance to demonstrate
   that the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Lehman
   Brothers 7-Year General
   Obligations Index, an unmanaged
   index generally representative of
   the performance of tax-exempt
   municipal securities with an
   average maturity of seven years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

                                                                          1 YEAR       SINCE INCEPTION
 TRUST SHARES                                                                          (5/17/99)
   VIRGINIA INTERMEDIATE TAX-FREE FUND                                    4.63%          4.58%
   LEHMAN BROTHERS 7-YEAR GENERAL OBLIGATIONS INDEX                       4.98%         4.74%(2)

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

(2) Since 4/30/99.

   RISK/RETURN SUMMARY AND FUND EXPENSES   VIRGINIA INTERMEDIATE TAX-FREE
                                           FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES
                                                     Management Fee(3)                          0.60%
                                                     -----------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     -----------------------------------------------------
                                                     Other Expenses(3)                          0.33%
                                                     -----------------------------------------------------
                                                        Total Fund Operating Expenses(3)         0.93%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, other expenses are expected to be limited to 0.28%. Total expenses after fee waivers and expense reimbursements are expected to be 0.78%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
As an investor in the Virginia
Intermediate Tax-Free Fund,
you will pay the following
fees and expenses when you buy
and hold shares. Shareholder
transaction fees are paid from
your account. Annual Fund
operating expenses are paid
out of Fund assets, and are
reflected in the share price.

                                               EXPENSE EXAMPLE

                                                       VIRGINIA INTERMEDIATE     1       3       5       10
                                                           TAX-FREE FUND        YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $95    $296    $515    $1,143

Use the table at right to compare
fees and expenses with those
of other funds. It illustrates
the amount of fees and
expenses you would pay,
assuming the following:
  - $10,000 Investment
  - 5% Annual Return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
hypothetical and for
comparison only, your actual
costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES       WEST VIRGINIA INTERMEDIATE
                                               TAX-FREE FUND




                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and West
                                          Virginia income taxes consistent with preservation of
                                          capital.




    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. The Fund invests in West Virginia municipal securities only if they are
                                          "investment grade" (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are
                                          determined by the portfolio manager to be of comparable
                                          quality). The Fund will maintain an average duration of 3.5 to 8.



                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.



                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 72 or consult the SAI.




    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.






                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by West Virginia and its political
                                          subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia than funds that are more
                                          geographically diversified.



                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.



                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.



                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.



                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.



                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 72.

   RISK/RETURN SUMMARY AND FUND EXPENSES       WEST VIRGINIA INTERMEDIATE
                                               TAX-FREE FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)(2)

1994                                                                             -4.97%
95                                                                               16.03%
96                                                                                3.65%
97                                                                                8.93%
98                                                                                5.35%
99                                                                               -3.27%
2000                                                                             11.62%
01                                                                                4.03%

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:            6.68%      03/31/98
                                                                         Worst quarter:          -4.83%      03/31/94


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)(2)
   The chart and table on this page
   show how the West Virginia
   Intermediate Tax-Free Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart gives some indication of
   risk by showing changes in the
   Fund's yearly performance to
   demonstrate that the Fund's value
   varied at different times. The
   table below it compares the Fund's
   performance over time to that of
   the Lehman Brothers 7-Year General
   Obligations Index, an unmanaged
   index generally representative of
   the performance of tax-exempt
   municipal securities with an
   average maturity of seven years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                        (12/1/93)
   WEST VIRGINIA INTERMEDIATE TAX-FREE FUND                               4.03%         5.22%          5.11%
   LEHMAN BROTHERS 7-YEAR GENERAL OBLIGATIONS INDEX                       4.98%         5.54%          5.52%(4)
   LEHMAN BROTHERS MUNICIPAL BOND INDEX(3)                                5.13%         5.98%          5.89%(4)

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30 day yield, call 1-800-228-1872.
(2) Performance data includes the performance of the OVB West Virginia Tax-Exempt Income Portfolio for the period prior to its consolidation with the BB&T West Virginia Intermediate Tax-Free Fund on July 23, 2001.
(3) The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds with maturities of at least one year. The benchmark for the West Virginia Intermediate Tax-Free Fund has changed from the Lehman Brothers Municipal Bond Index to the Lehman Brothers 7-Year General Obligations Index in order to provide a better comparison for the Fund's investment policies.
(4) Since 11/30/93.

RISK/RETURN SUMMARY AND FUND EXPENSES       WEST VIRGINIA INTERMEDIATE
                                            TAX-FREE FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES       TRUST
                                                     PAID FROM FUND ASSETS)                    SHARES

                                                     Management Fee                             0.45%
                                                     -----------------------------------------------------
                                                     Distribution and Service (12b-1) Fee       0.00%
                                                     -----------------------------------------------------
                                                     Other Expenses                             0.35%
                                                     -----------------------------------------------------
                                                       Total Fund Operating Expenses            0.80%
                                                     -----------------------------------------------------
                                                     Fee Waiver and/or Expense
                                                     Reimbursement(3)                           0.08%
                                                     -----------------------------------------------------
                                                       Net Expenses                             0.72%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) BB&T has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the BB&T West Virginia Intermediate Tax-Free Fund:
                                   Trust, 0.72%. These waivers will remain in effect until July 6, 2002.

   As an investor in the West
   Virginia Intermediate Tax-Free
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                               EXPENSE EXAMPLE

                                                     WEST VIRGINIA               1       3       5      10
                                                     INTERMEDIATE TAX-FREE      YEAR   YEARS   YEARS   YEARS
                                                     FUND                       ----   -----   -----   -----
                                                     TRUST SHARES               $74    $247    $436    $982

   Use the table at right to
   compare fees and expenses with
   those of other Funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

    - $10,000 investment
    - 5% annual return
    - redemption at the end of
      each period
    - no changes in the Fund's
      operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW


                          MONEY MARKET FUNDS

                                          These Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt
                                          securities. The Funds seek to maintain a stable price of
                                          $1.00 per share.

    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                            - seeking preservation of capital
                                            - investing short-term reserves
                                            - willing to accept lower potential returns in exchange for a higher degree of safety
                                          These Funds may not be appropriate if you are:
                                            - seeking high total return
                                            - pursuing a long-term goal or investing for retirement

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide as high a level of current
                                          interest income as is consistent with maintaining liquidity and stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests only in U.S.
                                          dollar-denominated, "high-quality" short-term debt
                                          securities, including the following:
                                          - Obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign
                                            branches of such banks);
                                          - "High quality" commercial paper and other obligations
                                            issued or guaranteed by U.S. and foreign corporations and
                                            other issuers;
                                          - Asset-backed securities;
                                          - Securities issued or guaranteed as to principal and
                                            interest by the U.S. Government or by its agencies or
                                            instrumentalities and related custodial receipts;
                                          - Securities issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities;
                                          - Guaranteed investment contracts issued by highly-rated
                                            U.S. insurance companies;
                                          - Securities issued or guaranteed by state or local
                                            government bodies; and
                                          - Repurchase agreements relating to the above instruments.
                                          "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs (for example,
                                          commercial paper rated "A-1" or "A-2" by Standard & Poor's
                                          Corporation and "P-1" or "P-2" by Moody's Investors Service,
                                          Inc.); or (ii) are single rated and have received one of the two highest short-term ratings by an NRSRO; or (iii) if
                                          unrated, are determined by the Sub-Adviser to be of
                                          comparable quality.
                                          When selecting securities for the Fund's portfolio, the
                                          manager first considers safety of principal and the quality of an investment. The manager then focuses on generating a high-level of income. The manager generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and which the manager believes to be the best relative values.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                          For a more complete description of the securities in which the Fund may invest, please see Additional Investment
                                          Strategies and Risks on page 72 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risk:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Interest rate risk is
                                          generally high for longer-term debt securities and low for shorter-term debt securities.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.

                                          For more information about this risk, please see Additional
                                          Investment Strategies and Risks on page 72.

                                          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION
                                          OF BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR
                                          AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                          GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
                                          VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO
                                          LOSE MONEY BY INVESTING IN THE FUND.

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1998                                                                             5.14%
99                                                                               4.75%
2000                                                                                6%
01                                                                                3.8%

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:            1.56%      12/31/00
                                                                         Worst quarter:           1.11%       6/30/99


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)
The chart and table on this page
show how the Prime Money Market Fund
has performed and how its
performance has varied from year to
year. The bar chart gives some
indication of risk by showing
changes in the Fund's yearly
performance to demonstrate that the
Fund's value varied at different
times. The table below it shows the
Fund's performance over time. Of
course, past performance does not
indicate how the Fund will perform
in the future.

                                                                          1 YEAR       SINCE INCEPTION
 TRUST SHARES                                                                          (10/1/97)
   PRIME MONEY MARKET FUND                                                3.80%          4.94%

(1) Both charts assume reinvestment of dividends and distributions.

As of December 31, 2001, the Fund's 7-day yield for Trust Shares was 1.75%. Without fee waivers and expense reimbursements, the Fund's yield would have been 1.62% for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES          TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                  None
                                                     ---------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)       None
                                                     ---------------------------------------------------
                                                     Redemption Fee(2)                            0%
                                                     ANNUAL FUND OPERATING EXPENSES            TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES
                                                     Management Fee(3)                         0.40%
                                                     ---------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                               0.00%
                                                     ---------------------------------------------------

                                                     Other Expenses(3)                         0.34%
                                                     ---------------------------------------------------

                                                       Total Fund Operating Expenses(3)        0.74%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.32%. Additionally, other expenses are expected to be limited to 0.29%. Total expenses after fee waivers and expense reimbursements are expected to be 0.61%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
As an investor in the Prime Money
   Market Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                               EXPENSE EXAMPLE

                                                        PRIME MONEY MARKET       1       3       5      10
                                                               FUND             YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $76    $237    $411    $918

Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 Investment
  - 5% Annual Return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term United
                                          States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to
                                          repurchase agreements.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests exclusively in
                                          short-term U.S. dollar-denominated obligations issued by the
                                          U.S. Treasury ("U.S. Treasury Securities"), and repurchase agreements collateralized by U.S. Treasury Securities.
                                          Obligations purchased by the Fund are limited to U.S.
                                          dollar-denominated obligations which the Board of Trustees has determined present minimal credit risks.

                                          In managing the Fund, the portfolio manager focuses on
                                          generating a high-level of income. The manager generally
                                          evaluates investments based on interest rate sensitivity
                                          selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager
                                          believes to be the best relative values. Generally, the
                                          portfolio manager buys and holds securities until their
                                          maturity.

                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                          For a more complete description of the securities in which the Fund may invest, please see Additional Investment
                                          Strategies and Risks on page 72 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risk:

                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for
                                          shorter-term debt securities.

                                          For more information about this risk, please see Additional
                                          Investment Strategies and Risks on page 72.

                                          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION
                                          OF BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR
                                          AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                          GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
                                          VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO
                                          LOSE MONEY BY INVESTING IN THE FUND.

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1993                                                                             2.71%
94                                                                               3.49%
95                                                                               5.20%
96                                                                               4.65%
97                                                                               4.79%
98                                                                               4.85%
99                                                                               4.41%
2000                                                                             5.66%
01                                                                               3.54%

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:            1.48%      12/31/00
                                                                         Worst quarter:           0.62%       3/31/94


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)
The chart and table on this page
show how the U.S. Treasury Money
Market Fund has performed and how
its performance has varied from year
to year. The bar chart gives some
indication of risk by showing
changes in the Fund's yearly
performance to demonstrate that the
Fund's value varied at different
times. The table below it shows the
Fund's performance over time. Of
course, past performance does not
indicate how the Fund will perform
in the future.

                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                        (10/5/92)
   U.S. TREASURY MONEY MARKET FUND                                        3.54%         4.65%          4.32%

(1) Both charts assume reinvestment of dividends and distributions.

As of December 31, 2001, the Fund's 7-day yield for Trust Shares was 1.46%. Without fee waivers and expense reimbursements, the Fund's yield would have been 1.36% for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES          TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                  None
                                                     ---------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)       None
                                                     ---------------------------------------------------
                                                     Redemption Fee(2)                            0%
                                                     ANNUAL FUND OPERATING EXPENSES            TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES
                                                     Management Fee(3)                         0.40%
                                                     ---------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee                               0.00%
                                                     ---------------------------------------------------
                                                     Other Expenses                            0.33%
                                                     ---------------------------------------------------
                                                       Total Fund Operating Expenses(3)        0.73%

                                   (1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.30%. Total expenses after fee waivers and expense reimbursements are expected to be 0.63%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
As an investor in the U.S. Treasury
Money Market Fund, you will pay the
following fees and expenses when you
buy and hold shares. Shareholder
transaction fees are paid from your
account. Annual Fund operating
expenses are paid out of Fund
assets, and are reflected in the
share price.

                                               EXPENSE EXAMPLE

                                                        U.S. TREASURY MONEY      1       3       5      10
                                                            MARKET FUND         YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $75    $233    $406    $906

Use the table at right to compare
fees and expenses with those of
other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is hypothetical
and for comparison only, your actual
costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW


                          FUNDS OF FUNDS

                                          These Funds invest substantially all of their assets in
                                          Trust shares of the BB&T Funds described earlier in this
                                          prospectus.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - seeking to spread your investment among many different
                                            mutual funds that match your goals in one simple package
                                          - seeking investment professionals to select and maintain a portfolio of mutual funds for you
                                          - seeking the benefits of asset allocation and multiple
                                            levels of risk reducing diversification
                                            This Fund may not be appropriate if you are:
                                          - pursuing a short-term goal or investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

   RISK/RETURN SUMMARY AND FUND EXPENSES     CAPITAL MANAGER CONSERVATIVE
                                             GROWTH FUND




    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation and income by investing primarily in a group of diversified BB&T Funds which invest primarily in equity and fixed income securities.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates its assets among the
                                          Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                                          The Fund will invest 25% to 55% of its total assets in
                                          Underlying Funds which invest primarily in equity securities including the equity portion of the Balanced Fund, 45% to
                                          75% of its total assets in Underlying Funds which invest
                                          primarily in fixed income securities including the fixed
                                          income portion of the Balanced Fund and up to 20% of its
                                          total assets in Underlying Funds which are money market
                                          funds. The Fund will invest its assets in the following
                                          Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                                                                                   INVESTMENT RANGE
                                                         UNDERLYING FUND                      (PERCENTAGE OF FUND ASSETS)
                                       ----------------------------------------------------------------------------------
                                       STOCK FUNDS
                                       Balanced Fund                                                     0%-30%
                                       Large Company Value Fund                                          0%-55%
                                       Large Company Growth Fund                                         0%-55%
                                       Mid Cap Value Fund                                                0%-30%
                                       Mid Cap Growth Fund                                               0%-30%
                                       Small Company Growth Fund                                         0%-30%
                                       International Equity Fund                                         0%-30%

                                       BOND FUNDS
                                       Short U.S. Government Income Fund                                 0%-75%
                                       Intermediate U.S. Government Bond Fund                            0%-75%
                                       Intermediate Corporate Bond Fund                                  0%-75%

                                       MONEY MARKET FUNDS
                                       Prime Money Market Fund                                           0%-20%
                                       U.S. Treasury Money Market Fund                                   0%-20%

                                          The Underlying Funds are described earlier in this
                                          Prospectus.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 72 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Fund's holdings.

   RISK/RETURN SUMMARY AND FUND EXPENSES     CAPITAL MANAGER CONSERVATIVE
                                             GROWTH FUND


                                          FIXED INCOME FUNDS: The Fund invests in Underlying Funds
                                          that invest primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the
                                          issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                                          EQUITY FUNDS: The Fund also invests in Underlying Funds that invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 72.

   RISK/RETURN SUMMARY AND FUND EXPENSES     CAPITAL MANAGER CONSERVATIVE
   GROWTH FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1998                                                                             11.07%
99                                                                                6.28%
2000                                                                              3.41%
01                                                                               -3.15%

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:            7.76%      12/31/98
                                                                         Worst quarter:          -2.22%       9/30/98


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)
The chart and table on this page shows
how the Capital Manager Conservative
Growth Fund has performed and how its
performance has varied from year to
year. The bar chart gives some
indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers
Intermediate Government Bond Index, an
unmanaged index representative of the
total return of government bonds with
maturities of less than 10 years. Of
course, past performance does not
indicate how the Fund will perform in
the future.

                                                                          1 YEAR       SINCE INCEPTION
 TRUST SHARES                                                                             (10/2/97)
   CAPITAL MANAGER CONSERVATIVE GROWTH FUND                               -3.15%              4.23%
   S&P 500(R) INDEX                                                      -11.88%              6.03%(2)
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND FUND                       8.42%              7.03%(2)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Since 9/30/97.

   RISK/RETURN SUMMARY AND FUND EXPENSES     CAPITAL MANAGER CONSERVATIVE
                                             GROWTH FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES          TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                  None
                                                     -----------------------------------------------
                                                     Maximum Deferred Sales Charge (load)       None
                                                     Redemption Fee(2)                            0%
                                                     -----------------------------------------------
                                                     ANNUAL FUND OPERATING EXPENSES            TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES

                                                     Management Fee(3)                         0.25%
                                                     -----------------------------------------------
                                                     Distribution and Service (12b-1) Fee      0.00%
                                                     -----------------------------------------------
                                                     Other Expenses                            0.46%
                                                     -----------------------------------------------
                                                       Total Fund Operating Expenses(3)(4)     0.71%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.15%. Additionally, other expenses are expected to be limited to 0.36%. Total expenses after fee waivers and expense reimbursements are expected to be 0.51%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                   (4) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the average weighted expense ratio is expected to be 1.79% before fee waivers and expense reimbursement arrangements and 1.46% after fee waivers and expense reimbursement arrangements.
As an investor in the Capital Manager
Conservative Growth Fund, you will pay
the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                                               EXPENSE EXAMPLE

                                                     CAPITAL MANAGER
                                                     CONSERVATIVE                   1       3       5      10
                                                     GROWTH FUND                  YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES                 $73    $227    $395    $883

Use the table at right to compare fees
and expenses with those of other funds.
It illustrates the amount of fees and
expenses you would pay, assuming the
following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the fund's
    operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES  CAPITAL MANAGER MODERATE GROWTH
                                          FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation and secondarily income by investing primarily in a group of diversified BB&T Funds which invest primarily in equity and fixed income
                                          securities.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates its assets among the
                                          Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.
                                          The Fund will invest 45% to 75% of its total assets in
                                          Underlying Funds which invest primarily in equity securities including the equity portion of the Balanced Fund, 25% to
                                          55% of its total assets in Underlying Funds which invest
                                          primarily in fixed income securities including the fixed
                                          income portion of the Balanced Fund and up to 15% of its
                                          total assets in Underlying Funds which are money market
                                          funds. The Fund will invest its assets in the following
                                          Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                                                                                 INVESTMENT RANGE
                                                        UNDERLYING FUND                     (PERCENTAGE OF FUND ASSETS)
                                       --------------------------------------------------------------------------------
                                       STOCK FUNDS
                                       Balanced Fund                                                  0%-50%
                                       Large Company Value Fund                                       0%-75%
                                       Large Company Growth Fund                                      0%-75%
                                       Mid Cap Value Fund                                             0%-50%
                                       Mid Cap Growth Fund                                            0%-50%
                                       Small Company Growth Fund                                      0%-50%
                                       International Equity Fund                                      0%-50%

                                       BOND FUNDS
                                       Short U.S. Government Income Fund                              0%-55%
                                       Intermediate U.S. Government Bond Fund                         0%-55%
                                       Intermediate Corporate Bond Fund                               0%-55%

                                       MONEY MARKET FUNDS
                                       Prime Money Market Fund                                        0%-15%
                                       U.S. Treasury Money Market Fund                                0%-15%

                                          The Underlying Funds are described earlier in this
                                          Prospectus.

                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 72 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Fund's holdings.

   RISK/RETURN SUMMARY AND FUND EXPENSES  CAPITAL MANAGER MODERATE GROWTH
                                          FUND


                                          EQUITY FUNDS: The Fund invests in Underlying Funds that
                                          invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.

                                          FIXED INCOME FUNDS: The Fund also invests in Underlying
                                          Funds that invest primarily in fixed income securities,
                                          which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility
                                          that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the
                                          security will have its credit rating downgraded.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 72.

   RISK/RETURN SUMMARY AND FUND EXPENSES  CAPITAL MANAGER MODERATE GROWTH FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1998                                                                             12.48
99                                                                               10.61
2000                                                                              0.28
01                                                                               -6.98

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           11.74%      12/31/98
                                                                         Worst quarter:          -5.47%       9/30/98


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)
The chart and table on this page shows how the Capital Manager Moderate Growth Fund has performed and how its performance has varied from year to year. The bar chart gives some indication or risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers Intermediate Government Bond Index, an unmanaged index representative of the total return of government bonds with maturities of less than 10 years. Of course, past performance does not indicate how the Fund will perform in the future.

                                                                          1 YEAR       SINCE INCEPTION
 TRUST SHARES                                                                             (10/2/97)
                                                                         -------------------------------
   CAPITAL MANAGER MODERATE GROWTH FUND                                   -6.98%              3.57%
                                                                         -------------------------------
   S&P 500(R) INDEX                                                      -11.88%              6.03%(2)
                                                                         -------------------------------
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND FUND                       8.42%              7.03%(2)
--------------------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Since 9/30/97.

   RISK/RETURN SUMMARY AND FUND EXPENSES  CAPITAL MANAGER MODERATE GROWTH FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES          TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                  None
                                                     -----------------------------------------------
                                                     Maximum Deferred Sales Charge (load)       None
                                                     -----------------------------------------------
                                                     Redemption Fee(2)                            0%

                                                     ANNUAL FUND OPERATING EXPENSES            TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES

                                                     Management Fee(3)                         0.25%
                                                     -----------------------------------------------
                                                     Distribution and Service (12b-1) Fee      0.00%
                                                     -----------------------------------------------
                                                     Other Expenses                            0.46%
                                                     -----------------------------------------------
                                                       Total Fund Operating Expenses(3,4)      0.71%
                                                     -----------------------------------------------

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.15%. Additionally, other expenses are expected to be limited to 0.36%. Total expenses after fee waivers and expense reimbursements are expected to be 0.51%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                   (4) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the average weighted expense ratio is expected to be 1.86% before fee waivers and expense reimbursement arrangements and 1.52% after fee waivers and expense reimbursement arrangements.

As an investor in the Capital Manager
Moderate Growth Fund, you will pay the
following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual
Fund operating expenses are paid out of
Fund assets, and are reflected in the
share price.

                                               EXPENSE EXAMPLE

                                                     CAPITAL MANAGER                1       3       5      10
                                                     MODERATE GROWTH FUND         YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES                 $73    $227    $395    $883
                                                     ---------------------------------------------------------

Use the table at right to compare fees
and expenses with those of other funds.
It illustrates the amount of fees and
expenses you would pay, assuming the
following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation by investing primarily in a group of diversified BB&T Funds which invest primarily in equity securities.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates its assets among the
                                          Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                                          The Fund will invest 60% to 90% of its total assets in
                                          Underlying Funds which invest primarily in equity securities including the equity portion of the Balanced Fund, 10% to
                                          40% of its total assets in Underlying Funds which invest
                                          primarily in fixed income securities including the fixed
                                          income portion of the Balanced Fund and up to 10% of its
                                          total assets in Underlying Funds which are money market
                                          funds. The Fund will invest its assets in the following
                                          Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                                                                                 INVESTMENT RANGE
                                                         UNDERLYING FUND                    (PERCENTAGE OF FUND ASSETS)
                                       --------------------------------------------------------------------------------
                                       STOCK FUNDS
                                       Balanced Fund                                                  0%-65%
                                       Large Company Value Fund                                       0%-90%
                                       Large Company Growth Fund                                      0%-90%
                                       Mid Cap Value Fund                                             0%-65%
                                       Mid Cap Growth Fund                                            0%-65%
                                       Small Company Growth Fund                                      0%-65%
                                       International Equity Fund                                      0%-65%
                                       BOND FUNDS
                                       Short U.S. Government Income Fund                              0%-40%
                                       Intermediate U.S. Government Bond Fund                         0%-40%
                                       Intermediate Corporate Bond Fund                               0%-40%
                                       MONEY MARKET FUNDS
                                       Prime Money Market Fund                                        0%-10%
                                       U.S. Treasury Money Market Fund                                0%-10%

                                          The Underlying Funds are described earlier in this
                                          Prospectus.

                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 72 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Fund's holdings.

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND


                                          EQUITY FUNDS: The Fund invests in Underlying Funds that
                                          invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.

                                          FIXED INCOME FUNDS: The Fund also invests in Underlying
                                          Funds that invest primarily in fixed income securities,
                                          which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility
                                          that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the
                                          security will have its credit rating downgraded.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 72.

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1998                                                                             13.43
99                                                                               14.14
2000                                                                             -1.66
01                                                                              -11.41

                                      The performance information shown above is based on a calendar year.

                                                                         Best quarter:           14.77%      12/31/98
                                                                         Worst quarter:          -7.87%       9/30/98
                                                                         --------------------------------------------


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)
The chart and table on this page shows
how the Capital Manager Growth Fund has
performed and how its performance has
varied from year to year. The bar chart
gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R)
Index, a widely recognized, unmanaged
index of common stocks, and the Lehman
Brothers Intermediate Government Bond
Index, an unmanaged index representative of the total return of government bonds with maturities of less than 10 years.
Of course, past performance does not
indicate how the Fund will perform in
the future.

                                                                          1 YEAR       SINCE INCEPTION
 TRUST SHARES                                                                             (10/2/97)
                                                                         -------------------------------
   CAPITAL MANAGER GROWTH FUND                                           -11.41%              2.74%
                                                                         -------------------------------
   S&P 500(R) INDEX                                                      -11.88%              6.03%(2)
                                                                         -------------------------------
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND FUND                       8.42%              7.03%(2)
--------------------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Since 9/30/97.

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES
                                                     Management Fee(3)                          0.25%
                                                     -----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     -----------------------------------------------------

                                                     Other Expenses                             0.52%
                                                     -----------------------------------------------------

                                                       Total Fund Operating Expenses(3,4)       0.77%
                                                     -----------------------------------------------------

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.15%. Additionally, other expenses are expected to be limited to 0.42%. Total expenses after fee waivers and expense reimbursements are expected to be 0.57%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                   (4) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the average weighted expense ratio is expected to be 1.96% before fees waivers and expense reimbursement arrangements and 1.62% after fee waivers and expense reimbursement arrangements.
As an investor in the Capital Manager
Growth Fund, you will pay the following
fees and expenses when you buy and hold
shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                                               EXPENSE EXAMPLE

                                                          CAPITAL MANAGER        1       3       5      10
                                                            GROWTH FUND         YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $79    $246    $428    $954
                                                     -------------------------------------------------------

Use the table at right to compare fees
and expenses with those of other funds.
It illustrates the amount of fees and
expenses you would pay, assuming the
following:
  - $10,000 Investment
  - 5% Annual Return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES       CAPITAL MANAGER AGGRESSIVE
                                               GROWTH FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation by investing primarily in a group of diversified BB&T Funds which invest primarily in equity securities.
    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates its assets among the
                                          Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.
                                          The Fund will invest up to 100% of its total assets in
                                          Underlying Funds which invest primarily in equity securities and up to 10% of its total assets in Underlying Funds which invest primarily in fixed income securities including the
                                          fixed income portion of the Balanced Fund and money market funds. The Fund will invest its assets in the following
                                          Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                                                                                 INVESTMENT RANGE
                                                        UNDERLYING FUND                     (PERCENTAGE OF FUND ASSETS)
                                       --------------------------------------------------------------------------------
                                       STOCK FUNDS
                                       Balanced Fund                                                  0%-65%
                                       Large Company Value Fund                                       0%-90%
                                       Large Company Growth Fund                                      0%-90%
                                       Mid Cap Value Fund                                             0%-65%
                                       Mid Cap Growth Fund                                            0%-65%
                                       Small Company Growth Fund                                      0%-65%
                                       International Equity Fund                                      0%-65%
                                       BOND FUNDS
                                       Short U.S. Government Income Fund                              0%-40%
                                       Intermediate U.S. Government Bond Fund                         0%-40%
                                       Intermediate Corporate Bond Fund                               0%-40%
                                       MONEY MARKET FUNDS
                                       Prime Money Market Fund                                        0%-10%
                                       U.S. Treasury Money Market Fund                                0%-10%

                                          The Underlying Funds are described earlier in this
                                          Prospectus.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 72 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Fund's holdings.
                                          EQUITY FUNDS: The Fund invests in Underlying Funds that
                                          invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.

   RISK/RETURN SUMMARY AND FUND EXPENSES       CAPITAL MANAGER AGGRESSIVE
                                               GROWTH FUND


                                          FIXED INCOME FUNDS: The Fund also invests in Underlying
                                          Funds that invest primarily in fixed income securities,
                                          which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility
                                          that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the
                                          security will have its credit rating downgraded.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 72.

                                          This section would normally include a bar chart and a table showing how the Capital Manager Aggressive Growth Fund has performed and how its performance has varied from year to
                                          year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

   RISK/RETURN SUMMARY AND FUND EXPENSES       CAPITAL MANAGER AGGRESSIVE
                                               GROWTH FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES

                                                     Management Fee(3)                          0.25%
                                                     -----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     -----------------------------------------------------

                                                     Other Expenses                             0.67%
                                                     -----------------------------------------------------

                                                       Total Fund Operating Expenses(3,4)       0.92%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.15%. Total expenses after fee waivers and expense reimbursements are expected to be 0.82%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                   (4) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the average weighted expense ratio is expected to be 2.11% before fees waivers and expense reimbursement arrangements and 1.97% after fee waivers and expense reimbursement arrangements.
As an investor in the Capital
   Manager Aggressive Growth
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                               EXPENSE EXAMPLE

                                                          CAPITAL MANAGER        1       3       5        10
                                                      AGGRESSIVE GROWTH FUND    YEAR   YEARS   YEARS    YEARS
                                                     TRUST SHARES               $94    $293    $509     $1,131

Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

 [GRAPHIC]

 ADDITIONAL INVESTMENT STRATEGIES AND RISKS



   STOCK FUNDS
   BALANCED FUND. The Fund will normally invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible securities.

   As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed-income senior securities. Fixed-income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities. The Fund may also invest in collateralized mortgage obligations ("CMOs").

   The Fund may only invest in bonds, notes and debentures that are investment grade, which are those securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") at the time of purchase, or if not rated, found by the Adviser under guidelines established by the Trust's Board of Trustees to be of comparable quality. If the rating of any debt securities held by the Fund falls below the fourth highest rating, the Fund will not have to dispose of those obligations and may continue to hold them if the portfolio manager considers it to be appropriate.

   The Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. For temporary defensive purposes, these investments may constitute 100% of the Fund's portfolio.

   LARGE COMPANY VALUE FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities of large companies. This policy will not be changed without 60 days' advance notice to shareholders. Large companies are those companies within the range of those companies in the Russell 1000(R) Value Index at the time of purchase. These stocks, which may include common stock, preferred stock, warrants, or debt instruments that are convertible to common stock. Equity securities purchased by the Large Company Value Fund will be either traded on a domestic securities exchange or quoted in the NASDAQ/NYSE system.

   LARGE COMPANY GROWTH FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities of large companies. This policy will not be changed without 60 days' advance notice to shareholders. Large companies are those companies with market capitalizations in excess of $10 billion at the time of purchase. As a matter of fundamental policy, at least 65% of the Fund's total assets will be invested in companies whose market capitalization exceeds the mean capitalization of the companies in the S&P(R) 500 Index.

   MID CAP VALUE FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities of middle capitalization companies. This policy will not be changed without 60 days' advance notice to shareholders. Middle capitalization companies are those companies with market capitalizations within the range of those companies in the Russell Mid Cap(R) Value Index. These securities may include dividend-paying common stocks, preferred stocks, and preferred stocks and debt securities convertible into common stock of U.S. and foreign issuers. The Fund may also invest in American Depositary Receipts ("ADRs") and interests of investment trusts, such as Diamonds and SPDRs.

   Any remaining assets may be invested in the following securities, but only if, at the time of purchase, the security either has the requisite rating from a nationally recognized statistical rating organization (an "NRSRO") or is of comparable quality as determined by the Adviser: (i) U.S. Government securities (ii) mortgage-backed securities rated in one of the four highest rating categories, (iii) asset-backed securities rated in one of the four highest rating categories, (iv) corporate bonds and notes and bank obligations rated in one of the four highest rating categories, (v) money market instruments, (vi) warrants and rights to purchase common stocks and
   (vii) shares of other investment companies.

   The Fund may purchase securities that do not pay current dividends but which offer prospects for growth of capital and future income. The Fund is not subject to any maturity restrictions on its investment in non-money market instruments.

   The Adviser will generally select for the Fund, securities of companies with market capitalizations in excess of $5 billion that provide a level of income which is greater than the average income provided by the Russell Mid Cap(R) Value Index.

   All of the equity securities in which the Portfolio invests (including foreign securities) are traded in the United States or Canada either on registered exchanges or actively in the over-the-counter market.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   MID CAP GROWTH FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities of middle capitalization companies. This policy will not be changed without 60 days' advance notice to shareholders. Middle capitalization companies are generally those companies with market capitalizations between $2 and $10 billion, and annual revenues in excess of $250 million. Securities of such companies may include common stocks, warrants to purchase common stocks, debt securities convertible to common stocks, preferred stocks convertible to common stocks and interests in investment trusts, such as Diamonds and SPDRs (together, "Equity Securities") of U.S. and foreign issuers. Equity Securities of foreign issuers may include ADRs. Any assets not invested in Equity Securities may be invested in money market instruments. The Adviser will generally select for the Fund securities of medium-sized companies that have exhibited an established record of growth and that, in the Adviser's opinion, will continue to present significant growth potential. The Adviser may also seek to increase potential returns by identifying "niche" companies in diverse industries and by identifying demographic, economic, and political trends that will provide future investment opportunities. The Adviser may consider factors such as an issuer's development (or potential for development) of new products, any new management, or any business restructuring, and may also consider the potential for increased institutional ownership. The Adviser may, but will not necessarily, consider dividend income when selecting Equity Securities for the Fund.

   All of the Equity Securities in which the Fund invests (including foreign securities) are traded in the United States or Canada either on registered exchanges or actively in the over-the-counter market.

   SMALL COMPANY GROWTH FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities of small companies. This policy will not be changed without 60 days' advance notice to shareholders. Small companies are those companies with market capitalizations under $2 billion at the time of purchase.

   INTERNATIONAL EQUITY FUND. The Fund normally invests at least 65% of its total assets in the equity securities of foreign issuers. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund invests primarily in equity securities of issuers located in countries included in the Morgan Stanley Capital International Europe, Australasia and the Far East ("EAFE") Index. The EAFE Index is an index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom are currently included in the EAFE Index.

   From time to time the Fund may invest more than 25% of its total assets in the securities of issuers located in countries such as France, Germany, Japan, and the United Kingdom.

   The Fund may invest in both sponsored and unsponsored ADRs, European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar global instruments.

   The Fund may also invest its assets in equity securities of issuers located in countries with emerging economies or securities markets. The Fund intends to limit its investment in such countries to 20% of its total assets. The Fund may (but is not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the Euro) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions.

   ALL STOCK FUNDS (EXCEPT THE INTERNATIONAL EQUITY FUND): FOREIGN SECURITIES. Each Fund may invest in foreign securities through the purchase of ADRs or the purchase of foreign securities on the New York Stock Exchange. However, a Fund will not do so if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 25% of the value of its total assets.

   BOND FUNDS

   SHORT U.S. GOVERNMENT INCOME FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund may invest up to 20% of its total assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality.

   The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

   INTERMEDIATE U.S. GOVERNMENT BOND FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in bonds issued or guaranteed by the U.S. Government or its agencies and instrumentalities. This policy will not be changed without 60 days' advance notice to shareholders. Bonds for this purpose include both bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The Fund may invest up to 20% of its total assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

   The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

   INTERMEDIATE CORPORATE BOND FUND. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in corporate bonds. This policy will not be changed without 60 days' advance notice to shareholders. At least 65% of the Fund's total assets will be invested in investment grade corporate bonds (rated in one of the top four rating categories by an NRSRO, such as Moody's or S&P, at the time of purchase or that are determined by the Adviser to be of comparable quality).

   The Fund may invest up to 15% of its total assets in corporate debt obligations that are not investment grade, but are rated in any category below BBB or Baa or are of comparable quality in the judgment of the Adviser (i.e. "junk bonds") and may include bonds in default. To the extent consistent with SEC rules, the Fund may invest in non-investment grade securities by investing in other investment companies that primarily invest in such securities.

   The Fund may invest in debt obligations of foreign corporations, banks and governments that are denominated either in U.S. dollars or foreign currency. The Fund will not invest more than 25% of its total assets in such obligations.

   The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

   ALL TAXABLE BOND FUNDS. Mortgage-related securities purchased by the Taxable Bond Funds will be either (i) issued by U.S. Government-owned or sponsored corporations or (ii) rated in the highest category by an NRSRO at the time of purchase, (for example, rated Aaa by Moody's or AAA by S&P), or, if not rated, are of comparable quality as determined by the Adviser.

   NORTH CAROLINA INTERMEDIATE TAX-FREE FUND. As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings in investments the income from which is exempt from federal income tax and North Carolina personal income tax. ("North Carolina Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its total holdings in tax-exempt obligations other than North Carolina tax-exempt obligations to over 20% of its total assets.

   SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND. As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings in investments the income from which is exempt from federal income tax and South Carolina personal income tax. ("South Carolina Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than South Carolina tax-exempt obligations to over 20% of its total assets.

   VIRGINIA INTERMEDIATE TAX-FREE FUND. As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings in investments the income from which is exempt from federal income tax and Virginia personal income tax. ("Virginia Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Virginia tax-exempt obligations to over 20% of its total assets.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   WEST VIRGINIA INTERMEDIATE TAX-FREE FUND. As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings in investments the income from which is exempt from federal income tax and West Virginia personal income tax ("West Virginia Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than West Virginia tax-exempt obligations to over 20% of its total assets.

   ALL TAX-FREE BOND FUNDS. Each Fund will invest in Tax-Exempt Obligations which are rated at the time of purchase in one of the four highest categories by an NRSRO in the case of bonds; one of the two highest categories by an NRSRO in the case of notes; rated "SP-1" or higher by S&P or "MIG-2" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of tax-exempt commercial paper; or rated "VMIG-1" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of variable rate demand obligations or, if unrated, determined to be of comparable quality.

   Each Fund may invest up to 20% of its total assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for individual shareholders.

   ALL BOND FUNDS: PORTFOLIO MATURITY. Certain debt securities such as, but not limited to, mortgage backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of these securities will be used.

   MONEY MARKET FUNDS

   PRIME MONEY MARKET FUND. The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker's acceptances. As a matter of non-fundamental policy, instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit.

   The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.

   The Prime Money Market Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of BB&T Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

     - Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

     - securities that are issued or guaranteed by a person with such ratings;

     - securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or

     - shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

   FUNDS OF FUNDS

   The Funds of Funds' net asset values will fluctuate with changes in the equity markets and the value of the Underlying Funds in which they invest. Each Fund of Funds' investment return is diversified by its investment in the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents.

   With their remaining assets, the Funds of Funds may make direct investments in any domestic and foreign securities and other instruments which the Underlying Funds may purchase, as described in this prospectus. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

   ALL STOCK FUNDS, BOND FUNDS AND FUNDS OF FUNDS

   TEMPORARY DEFENSIVE MEASURES. If deemed appropriate under the circumstances, each Stock Fund, Bond Fund, and Fund of Funds may increase its holdings in short-term obligations to up to 100% of its total assets. Under normal market conditions, the Stock Funds and the Taxable Bond Funds will limit their investment in short-term obligations to 20% of its total assets.

   ALL FUNDS

   FUNDAMENTAL POLICIES. Any of the policies identified above as fundamental may only be changed with respect to a particular Fund by a vote of a majority of the outstanding shares of that Fund.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS




   INVESTMENT PRACTICES
   The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the SAI for additional details regarding these and other permissible investments.

                                              FUND NAME                           FUND CODE
                                              ---------                           ---------
                        Balanced Fund                                               1
                        Large Company Value Fund                                    2
                        Large Company Growth Fund                                   3
                        Mid Cap Value Fund                                          4
                        Mid Cap Growth Fund                                         5
                        Small Company Growth Fund                                   6
                        International Equity Fund                                   7
                        Short U.S. Government Income Fund                           8
                        Intermediate U.S. Government Bond Fund                      9
                        Intermediate Corporate Bond Fund                           10
                        North Carolina Intermediate Tax-Free Fund                  11
                        South Carolina Intermediate Tax-Free Fund                  12
                        Virginia Intermediate Tax-Free Fund                        13
                        West Virginia Intermediate Tax-Free Fund                   14
                        Prime Money Market Fund                                    15
                        U.S. Treasury Money Market Fund                            16

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               FUND CODE            RISK TYPE
                             ----------                           -----------------    ------------------
    AMERICAN DEPOSITARY RECEIPTS ("ADRS"):  ADRs are foreign             1-7           Market
    shares of a company held by a U.S. bank that issues a                              Political
    receipt evidencing ownership.                                                      Foreign Investment

    ASSET-BACKED SECURITIES:  Securities secured by company           8-10, 15         Pre-payment
    receivables, home equity loans, truck and auto loans,                              Market
    leases, credit card receivables and other securities backed                        Credit
    by other types of receivables or other assets.                                     Interest Rate
                                                                                       Regulatory
                                                                                       Liquidity
                                                                                       Estimated Maturity

    BANKERS' ACCEPTANCES:  Bills of exchange or time drafts          1, 4, 5, 15       Credit
    drawn on and accepted by a commercial bank. Maturities are                         Liquidity
    generally six months or less.                                                      Market
                                                                                       Interest Rate

    BONDS:  Interest-bearing or discounted government or             1, 7-10, 15       Market
    corporate securities that obligate the issuer to pay the                           Credit
    bondholder a specified sum of money, usually at specific                           Interest Rate
    intervals, and to repay the principal amount of the loan at maturity.

    CALL AND PUT OPTIONS:  A call option gives the buyer the             1-7           Management
    right to buy, and obligates the seller of the option to                            Liquidity
    sell, a security at a specified price. A put option gives                          Credit
    the buyer the right to sell, and obligates the seller of the                       Market
    option to buy a security at a specified price. The Funds                           Leverage
    will sell only covered call and secured put options.

    CERTIFICATES OF DEPOSIT:  Negotiable instruments with a          1, 4, 5, 15       Market
    stated maturity.                                                                   Credit
                                                                                       Liquidity
                                                                                       Interest Rate

    COMMERCIAL PAPER:  Secured and unsecured short-term                1-5, 15         Credit
    promissory notes issued by corporations and other entities.                        Liquidity
    Maturities generally vary from a few days to nine months.                          Market
                                                                                       Interest Rate

    COMMON STOCK:  Shares of ownership of a company.                     1-7           Market

    CONVERTIBLE SECURITIES:  Bonds or preferred stock that             1-7, 10         Market
    convert to common stock.                                                           Credit

    DERIVATIVES:  Instruments whose value is derived from an            1-14           Management
    underlying contract, index or security, or any combination                         Market
    thereof, including futures, options (e.g., put and calls),                         Credit
    options on futures, swap agreements, and some                                      Liquidity
    mortgage-backed securities.                                                        Leverage
                                                                                       Interest Rate

    FOREIGN SECURITIES:  Stocks issued by foreign companies, as      1-7, 10, 15       Market
    well as commercial paper of foreign issuers and obligations                        Political
    of foreign banks, overseas branches of U.S. banks and                              Liquidity
    supranational entities.                                                            Foreign Investment

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               FUND CODE            RISK TYPE
                             ----------                           -----------------    ------------------
    FORWARD FOREIGN CURRENCY CONTRACTS:  An obligation to                 7            Management
    purchase or sell a specific amount of a currency at a fixed                        Market
    future date and price set by the parties involved at the                           Credit
    time the contract is negotiated.                                                   Liquidity
                                                                                       Leverage
                                                                                       Foreign Investment
                                                                                       Political

    FUTURES AND RELATED OPTIONS:  A contract providing for the          1-14           Management
    future sale and purchase of a specified amount of a                                Market
    specified security, class of securities, or an index at a                          Credit
    specified time in the future and at a specified price.                             Liquidity
                                                                                       Leverage

    HIGH-YIELD/HIGH-RISK/DEBT                                            10            Credit
    SECURITIES:  High-yield/high-risk/debt securities are                              Market
    securities that are rated below investment grade by the                            Liquidity
    primary rating agencies (e.g., BB or lower by Standard &
    Poor's and Ba or lower by Moody's). These securities are
    considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds,"
    "non-investment grade bonds" and "junk bonds."

    INDEX-BASED SECURITIES:  Index-based securities such as              1-7           Market
    Standard & Poor's Depository Receipts ("SPDRs") and
    NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price
    performance and dividend yield of an index, such as the S&P
    500 Index or the NASDAQ-100 Index. Index-based securities
    entitle a holder to receive proportionate quarterly cash
    distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust
    expenses. Unit investment trusts are registered investment companies. Therefore, a Fund's investment in index-based
    securities is subject to the limitations on investing in
    investment company securities described below.

    INVESTMENT COMPANY SECURITIES:  Shares of investment                1-15           Market
    companies. A Fund (except the U.S. Treasury Fund and the
    Funds of Funds) may invest up to 5% of its total assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its total
    assets in the securities of other registered investment
    companies. These registered investment companies may include money market funds of BB&T Funds and shares of other
    registered investment companies for which the Adviser to a
    Fund or any of their affiliates serves as investment
    adviser, administrator or distributor. The Prime Money
    Market Fund may only invest in shares of other investment
    companies with similar objectives.

    MORTGAGE-BACKED SECURITIES:  Debt obligations secured by            8-15           Pre-payment
    real estate loans and pools of loans. These include                                Market
    collateralized mortgage obligations and real estate mortgage                       Credit
    investment conduits.                                                               Regulatory
                                                                                       Estimated Maturity

    MUNICIPAL SECURITIES:  Securities issued by a state or              11-15          Market
    political subdivision to obtain funds for various public                           Credit
    purposes. Municipal securities include industrial                                  Political
    development bonds and other private activity bonds, as well                        Tax
    as general obligation bonds, revenue bonds, tax anticipation                       Regulatory
    notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations,
    municipal leases, obligations of municipal housing
    authorities (single family revenue bonds), and obligations issued on behalf of Section 501(c)(3) organizations.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                             FUND CODE          RISK TYPE
                             ----------                           -------------    ------------------
    There are two general types of municipal bonds:
    General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many
    shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited, to certificates of participation ("COPs"); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community
    facilities district issues which are secured by specific
    real estate parcels; hospital revenue; and industrial
    development bonds that are secured by a private company.
    PREFERRED STOCKS:  Preferred Stocks are equity securities          1-7         Market
    that generally pay dividends at a specified rate and have
    preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.
    REPURCHASE AGREEMENTS:  The purchase of a security and the        1-16         Market
    simultaneous commitment to return the security to the seller                   Credit
    at an agreed upon price on an agreed upon date. This is
    treated as a loan.
    RESTRICTED SECURITIES:  Securities not registered under the    1, 8-10, 15     Liquidity
    Securities Act of 1933, such as privately placed commercial                    Market
    paper and Rule 144A securities.
    REVERSE REPURCHASE AGREEMENT:  The sale of a security and         6, 7         Market
    the simultaneous commitment to buy the security back at an                     Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.
    SECURITIES LENDING:  The lending of up to 33 1/3% of the          1-16         Market
    Fund's total assets. In return the Fund will receive cash,                     Leverage
    other securities, and/or letters of credit.                                    Liquidity
                                                                                   Credit
    SHORT-TERM OBLIGATIONS:  High quality U.S.                        1-16         Market
    dollar-denominated debt securities that have remaining                         Credit
    maturities of one year or less. These securities may include
    U.S. government obligations, domestic and foreign commercial paper (including variable-amount master demand notes),
    bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. These
    investments are limited to those obligations which, at the time of purchase, (i) possess one of the two highest
    short-term ratings from at least two NRSROs (for example,
    commercial paper rated "A-1" or "A-2" by S&P and "P-1" or
    "P-2" by Moody's), or (ii) do not possess a rating (i.e.,
    are unrated) but are determined by the Adviser or
    Sub-Adviser to be of comparable quality.
    STAND-BY COMMITMENTS:  The Fund may acquire "stand-by             11-14        Market
    commitments" with respect to Municipal Securities held in
    its portfolio. The Fund will acquire stand-by commitments
    solely to facilitate portfolio liquidity.
    TIME DEPOSITS:  Non-negotiable receipts issued by a bank in       15-16        Liquidity
    exchange for the deposit of funds.                                             Credit
                                                                                   Market
    U.S. GOVERNMENT AGENCY SECURITIES:  Securities issued by          1-15         Interest Rate
    agencies and instrumentalities of the U.S. government. These                   Credit
    include Ginnie Mae, Fannie Mae, and Freddie Mac.
    U.S. TREASURY OBLIGATIONS:  Bills, notes, bonds, separately       1-16         Interest Rate
    traded registered interest and principal securities, and
    coupons under bank entry safekeeping.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                             FUND CODE          RISK TYPE
                             ----------                           -------------    ------------------
    VARIABLE AMOUNT MASTER DEMAND NOTES:  Unsecured demand notes        1          Credit
    that permit the indebtedness to vary and provide for                           Liquidity
    periodic adjustments in the interest rate according to the                     Interest Rate
    terms of the instrument. Because master demand notes are
    direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of
    principal and accrued interest at specified intervals.

    VARIABLE AND FLOATING RATE INSTRUMENTS:  Obligations with         11-15        Credit
    interest rates which are reset daily, weekly, quarterly or                     Liquidity
    some other period and which may be payable to the Fund on                      Market
    demand.

    WARRANTS:  Securities, typically issued with preferred stock       1-7         Market
    or bonds, that give the holder the right to buy a                              Credit
    proportionate amount of common stock at a specified price.

    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:  Purchase or  1, 3-5, 11-15    Market
    contract to purchase securities at a fixed price for                           Leverage
    delivery at a future date. Under normal market conditions,                     Liquidity
    when-issued purchases and forward commitments will not                         Credit
    exceed 25% of the value of a Fund's total assets.

    YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS:  U.S. dollar            10          Market
    denominated bonds issued by foreign corporations or                            Credit
    governments. Sovereign bonds are those issued by the                           Interest Rate
    government of a foreign country. Supranational bonds are
    those issued by supranational entities, such as the World
    Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.

    ZERO-COUPON DEBT OBLIGATIONS:  Bonds and other debt that pay     1, 9-14       Credit
    no interest, but are issued at a discount from their value                     Market
    at maturity. When held to maturity, their entire return                        Interest Rate
    equals the difference between their issue price and their
    maturity value.

   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   ESTIMATED MATURITY RISK. The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

   HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

   SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income - and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

   REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

   SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

   TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

 [GRAPHIC]

 FUND MANAGEMENT



   THE INVESTMENT ADVISER
   BB&T Asset Management, LLC ("BB&T Asset Management" or the "Adviser") is the adviser for the Funds. BB&T Asset Management is a wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T"). BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2001, BB&T Corporation had assets of approximately $70.9 billion. Through its subsidiaries, BB&T Corporation operates over 1,000 banking offices in Georgia, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.

   In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. While BB&T Asset Management has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 18 years. BB&T Asset Management currently manages and administers assets of more than $15 billion.

   Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the Funds paid as follows during their fiscal year ended:

                                                                   PERCENTAGE OF
                                                                AVERAGE NET ASSETS
                                                                  FOR THE FISCAL
                                                                    YEAR ENDED
                                                                     09/30/01
                                                          ------------------------------
     Balanced Fund                                                    0.60%
                                                          ------------------------------
     Large Company Value Fund                                         0.60%
                                                          ------------------------------
     Large Company Growth Fund                                        0.60%
                                                          ------------------------------
     Mid Cap Value Fund                                              0.56%*
                                                          ------------------------------
     Mid Cap Growth Fund                                             0.55%*
                                                          ------------------------------
     Small Company Growth Fund                                        1.00%
                                                          ------------------------------
     International Equity Fund                                        1.00%
                                                          ------------------------------
     Short U.S. Government Income Fund                                0.50%
                                                          ------------------------------
     Intermediate U.S. Government Bond Fund                           0.50%
                                                          ------------------------------
     Intermediate Corporate Bond Fund                                 0.50%
                                                          ------------------------------
     North Carolina Intermediate Tax-Free Fund                        0.50%
                                                          ------------------------------
     South Carolina Intermediate Tax-Free Fund                        0.40%
                                                          ------------------------------
     Virginia Intermediate Tax-Free Fund                              0.50%
                                                          ------------------------------
     West Virginia Intermediate Tax-Free Fund                        0.28%*
                                                          ------------------------------
     Prime Money Market Fund                                          0.31%
                                                          ------------------------------
     U.S. Treasury Money Market Fund                                  0.30%
                                                          ------------------------------
     Capital Manager Conservative Growth Fund                         0.15%
                                                          ------------------------------
     Capital Manager Moderate Growth Fund                             0.15%
                                                          ------------------------------
     Capital Manager Growth Fund                                      0.15%
                                                          ------------------------------
     Capital Manager Aggressive Growth Fund                          0.15%*
                                                          ------------------------------

   * For the fiscal period ended 9/30/01.

   FUND MANAGEMENT




   THE INVESTMENT SUB-ADVISERS
   SMALL COMPANY GROWTH FUND. BlackRock Financial Management, Inc. ("BFMI") serves as the Sub-Adviser to the Small Company Growth Fund pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, BFMI manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T Asset Management and in accordance with the Small Company Growth Fund's investment objective, policies and restrictions.

   BFMI is an indirect wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $226 billion of assets under management as of September 30, 2001. BlackRock is a member of The PNC Financial Services Group, Inc., one of the largest diversified financial services organizations in the United States. BFMI has offices at 100 Bellevue Parkway, Wilmington, Delaware 19809.

   INTERNATIONAL EQUITY FUND. BlackRock International, Ltd. ("BlackRock International") serves as the Sub-Adviser to the International Equity Fund pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, BlackRock International manages the Fund, selects investments and places all orders for purchases and sales of the International Equity Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T Asset Management and in accordance with the International Equity Fund's investment objective, policies, and restrictions.

   PRIME MONEY MARKET FUND. Federated Investment Management Company ("Federated IMC") serves as the Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, Federated IMC manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T Asset Management and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions.

   Federated IMC's address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 185 mutual funds and separate accounts, which totaled approximately $163.6 billion in assets as of September 30, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

   FUND MANAGEMENT


   PORTFOLIO MANAGERS
   SMALL COMPANY GROWTH FUND. William J. Wykle has been the portfolio manager for the Small Company Growth Fund since its inception. Mr. Wykle has been an investment manager with BFMI since 1995 and has been a Portfolio Manager of the BlackRock Funds Small Cap Growth Equity Portfolio since its inception. From 1986 to 1995, he was an investment manager at PNC Bank and its predecessor, Provident National Bank.

   ALL OTHER BB&T FUNDS. All investment decisions for each of the other BB&T Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.

   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, L.P. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as each Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services, L.P. (the "Distributor"), also serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   The SAI has more detailed information about the Investment Adviser and other service providers.

 [GRAPHIC]

 SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS
   BB&T Funds offer different classes of Fund shares, which have different expenses and other characteristics. Only one class of Fund shares, Trust Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Trust
   Shares:

   TRUST SHARES

   - No sales charges.

   - No distribution and service (12b-1) fees.

   - Available only to Branch Banking and Trust Company and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity.

   For actual past expenses of the Trust Shares, see the fund-by-fund information earlier in this prospectus.

   The Funds also offer Class A Shares, Class B Shares, and Class C Shares, each of which has its own expense structure. Class A Shares, Class B Shares, and Class C Shares are available to investors who are not fiduciary clients of Branch Banking and Trust Company and who are not otherwise eligible for Trust Shares. Call the Distributor for more information (see back cover of this prospectus).

   Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

   SHAREHOLDER INFORMATION


   PRICING OF FUND SHARES
   ------------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of the
   Fund's investments and other
   assets, subtracting its
   liabilities and then dividing
   that figure by the number of
   outstanding shares of the
   Fund:

               NAV =
     Total Assets - Liabilities
   -------------------------------
          Number of Shares
            Outstanding
   Generally, for Funds other
   than the Money Market Funds,
   you can find the Fund's NAV
   daily in The Wall Street
   Journal and other newspapers.
   NAV is calculated separately
   for each class of shares.

   ------------------------------
                                       MONEY MARKET FUNDS
                                       The per share net asset value ("NAV") of the Prime Money Market Fund and the
                                       U.S. Treasury Money Market Fund will be
                                       determined at 12:00 p.m. Eastern Time,
                                       3:00 p.m. Eastern Time, and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the Exchange is open.
                                       Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.
                                       Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.
                                       OTHER FUNDS
                                       Per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.
                                       Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.
                                       A Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by BB&T Funds' Pricing Committee (or BlackRock International in the case of the International Equity Fund) pursuant to procedures established by BB&T Funds' Board of Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   You may purchase Trust Shares of the Funds through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers approved by the Distributor.

   These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information.

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends for the Money Market Funds and the Bond Funds are declared daily and paid monthly. Income dividends for the Large Company Value Fund, the Mid Cap Value Fund, and the Balanced Fund are declared and paid monthly. The Large Company Growth Fund, the Mid Cap Growth Fund, the Small Company Growth Fund, the International Equity Fund, and the Funds of Funds declare and pay income dividends quarterly. Capital gains are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

   -----------------------------------------------------------------------------

   AVOID TAX WITHHOLDING

   Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES

   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received
   by the Fund, its transfer
   agent, or your investment
   representative. Normally you
   will receive your proceeds
   within a week after your
   request is received. See
   section on "General Policies
   on Selling Shares below."

                                  WITHDRAWING MONEY FROM YOUR FUND INVESTMENT As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.


                                  INSTRUCTIONS FOR SELLING SHARES If selling your shares through a financial institution or your financial adviser or broker, ask them for their redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below)

   BY MAIL

     1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533.

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW)

     1. See instruction 1 above.
     2. Send to: BB&T Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this Prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

   Call 1-800-228-1872 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call 1-800-228-1872 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner(s) of the account; or

     - Your account address has changed within the last ten business days; or

     - The redemption proceeds are being transferred to another Fund account with a different registration; or

     - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   UNDELIVERABLE REDEMPTION CHECKS
   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   You can exchange your shares in
   one Fund for shares of the same
   class of another BB&T Fund,
   usually without paying
   additional sales charges (see
   "Notes" below). You must meet
   the minimum investment
   requirements for the Fund into
   which you are exchanging.
   Exchanges from one Fund to
   another are taxable. Trust
   Shares may also be exchanged for
   Class A Shares of the same Fund
   if you cease to be eligible to
   purchase Trust Shares. Trust
   Shares of each Fund may not be
   exchanged for Class B Shares or
   Class C Shares. No transaction
   fees are currently charged for
   exchanges. However, the exchange
   of Trust Shares for Class A
   Shares will require payment of
   the sales charge unless the
   sales charge is waived. Please
   consult the Class A, Class B,
   and Class C Shares prospectus
   for more information.

INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:
  - Your name and telephone number
  - The exact name on your account and account number
  - Taxpayer identification number (usually your Social Security number)
  - Dollar value or number of shares to be exchanged
  - The name of the Fund from which the exchange is to be made.
  - The name of the Fund into which the exchange is being made.
See "Selling your Shares" for important information about telephone transactions.
To prevent disruption in the management of the Funds, due to market timing strategies, the Trust reserves the right to reject any exchange it believes will increase transaction costs, or otherwise affect shareholders. Specifically, exchange activity may be limited to four exchanges from a Fund during a calendar year.

                                      NOTES ON EXCHANGES

                                        - When exchanging from a Fund that has
                                          no sales charge or a lower sales
                                          charge to a Fund with a higher sales
                                          charge, you will pay the difference.

                                        - The registration and tax
                                          identification numbers of the two
                                          accounts must be identical.

                                        - The Exchange Privilege (including
                                          automatic exchanges) may be changed or
                                          eliminated at any time upon a 60-day
                                          notice to shareholders.

                                        - Be sure to read carefully the
                                          Prospectus of any Fund into which you
                                          wish to exchange shares.

   SHAREHOLDER INFORMATION




   DIVIDENDS, DISTRIBUTIONS AND TAXES
   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

   For the Tax-Free Bond Funds, the income dividends that you receive are expected to be exempt from federal income taxes. Furthermore, in the case of the North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund, North Carolina, South Carolina, Virginia, and West Virginia income taxes, respectively. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Free Bond Funds may have on the federal taxation of your benefits. In addition, an investment in the Tax-Free Bond Funds may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Investments held in a Tax-Free Bond Fund which do not conform to the Fund's primary goal of investing in securities which are exempt from federal and state income taxes, whether for defensive reasons or otherwise, may result in federal and/or state income or other taxes.

   A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Except with respect to the International Equity Fund, shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

   Any gain resulting from the sale or exchange of your Fund Shares (even if the income from which is tax exempt) will generally be subject to tax. You should consult your tax adviser for more information on your own tax situation, including possible state and local taxes.

   BB&T Funds will send you a statement each year showing the tax status of all your distributions.

   - For each Fund, other than the Tax-Free Bond Funds, the dividends and short-term capital gains that you receive are considered ordinary income for tax purposes. For the Tax-Free Bond Funds, any short-term capital gains that you receive are taxable to you as ordinary dividend income for federal income tax purposes.

   - Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains for tax purposes, no matter how long you've owned shares in the Fund.

   - Generally, the Funds' advisers do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

   - If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

   - Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

 [GRAPHIC]

 OTHER INFORMATION ABOUT THE FUNDS



   FINANCIAL HIGHLIGHTS
   The Financial Highlights Table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

   OTHER INFORMATION ABOUT THE FUNDS                        BALANCED FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                 FOR THE YEAR ENDED SEPTEMBER 30,
                                                         -------------------------------------------------
                                                          2001      2000       1999       1998      1997
                                                         -------   -------   --------   --------   -------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 13.11   $ 13.80   $  13.79   $  13.60   $ 11.93
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.27      0.37       0.39       0.42      0.49
      Net realized and unrealized gains (losses) on
        investments                                        (1.32)    (0.11)      0.74       0.54      2.04
    ----------------------------------------------------------------------------------------------------------
      Total from Investment Activities                     (1.05)     0.26       1.13       0.96      2.53
    ----------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                (0.28)    (0.37)     (0.39)     (0.42)    (0.49)
      Net realized gains                                   (0.39)    (0.58)     (0.73)     (0.35)    (0.37)
      In excess of net realized gains                      (0.15)       --         --         --        --
    ----------------------------------------------------------------------------------------------------------
      Total Dividends                                      (0.82)    (0.95)     (1.12)     (0.77)    (0.86)
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 11.24   $ 13.11   $  13.80   $  13.79   $ 13.60
    ----------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                           (8.52)%    1.92%      8.01%      7.18%    22.11%
    ----------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $84,933   $99,403   $120,278   $108,943   $88,524
      Ratio of expenses to average net assets               1.05%     0.97%      0.90%      0.92%     0.93%
      Ratio of net investment income to average net
        assets                                              2.28%     2.79%      2.69%      3.00%     3.88%
      Ratio of expenses to average net assets*              1.19%     1.15%      1.14%      1.16%     1.17%
      Portfolio turnover(a)                               116.03%    57.95%     35.98%     31.85%    27.07%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS             LARGE COMPANY VALUE FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                   FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------
                                                           2001       2000       1999       1998       1997
                                                         --------   --------   --------   --------   --------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  18.60   $  19.64   $  18.52   $  20.02   $  15.34
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.26       0.54       0.30       0.28       0.30
      Net realized and unrealized gains (losses)
        on investments                                      (0.89)      0.55       1.93      (0.17)      5.31
    -------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                      (0.63)      1.09       2.23       0.11       5.61
    -------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                 (0.26)     (0.54)     (0.30)     (0.28)     (0.30)
      Net realized gains                                    (0.89)     (1.59)     (0.81)     (1.33)     (0.63)
    -------------------------------------------------------------------------------------------------------------
      Total Dividends                                       (1.15)     (2.13)     (1.11)     (1.61)     (0.93)
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  16.82   $  18.60   $  19.64   $  18.52   $  20.02
    -------------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                            (3.53)%     5.89%     11.89%      0.35%     38.13%
    -------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $360,847   $333,567   $379,321   $348,613   $308,984
      Ratio of expenses to average net assets                0.99%      0.92%      0.84%      0.85%      0.84%
      Ratio of net investment income to average net
        assets                                               1.48%      2.90%      1.47%      1.43%      1.77%
      Ratio of expenses to average net assets*               1.13%      1.10%      1.09%      1.09%      1.08%
      Portfolio turnover(a)                                 24.20%     23.85%     13.52%     13.17%     22.66%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            LARGE COMPANY GROWTH FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                             OCTOBER 3,
                                                         FOR THE YEAR ENDED SEPTEMBER 30,      1997 TO
                                                         --------------------------------   SEPTEMBER 30,
                                                           2001        2000        1999        1998(A)
                                                         ---------   ---------   --------   -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  14.84    $  11.99    $  9.63       $ 10.00
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                          (0.03)      (0.03)     (0.01)         0.04
      Net realized and unrealized gains (losses) on
        investments                                         (5.60)       3.62       2.93         (0.27)
    -------------------------------------------------------------------------------------
      Total from Investment Activities                      (5.63)       3.59       2.92         (0.23)
    -------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                    --          --         --         (0.04)
      Net realized gains                                    (0.98)      (0.74)     (0.56)        (0.10)
    -------------------------------------------------------------------------------------
      Total Dividends                                       (0.98)      (0.74)     (0.56)        (0.14)
    -------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $   8.23    $  14.84    $ 11.99       $  9.63
    -------------------------------------------------------------------------------------
    TOTAL RETURN                                           (40.24)%     30.52%     31.15%        (2.33)%(b)
    -------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $151,601    $145,538    $90,635       $50,975
      Ratio of expenses to average net assets                1.05%       0.99%      0.98%         1.06%(c)
      Ratio of net investment income (loss) to average
        net assets                                          (0.25)%     (0.18)%    (0.08)%        0.41%(c)
      Ratio of expenses to average
        net assets*                                          1.19%       1.16%      1.22%         1.30%(c)
      Portfolio turnover(d)                                 96.41%      76.76%     67.59%       108.36%(b)

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a)  Period from commencement of operations.

   (b) Not annualized.

   (c)  Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS                MID CAP VALUE FUND(A)


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                            FOR THE                                               AUGUST 2,
                                                         PERIOD ENDED       FOR THE YEAR ENDED JANUARY 31,         1996 TO
                                                         SEPTEMBER 30,   -------------------------------------   JANUARY 31,
                                                            2001(B)       2001      2000      1999      1998       1997(F)
                                                         -------------   -------   -------   -------   -------   -----------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 14.26      $ 14.10   $ 13.44   $ 12.62   $ 11.23     $ 10.00
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                             0.15         0.25      0.23      0.27      0.27        0.16
      Net realized and unrealized gains (losses) on
        investments                                           (1.13)        0.95      0.93      1.52      1.78        1.23
    ----------------------------------------------------------------------------------------------------------
      Total from Investment Activities                        (0.98)        1.20      1.16      1.79      2.05        1.39
    ----------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                   (0.16)       (0.25)    (0.22)    (0.27)    (0.27)      (0.16)
      Net realized gains                                         --        (0.79)    (0.28)    (0.70)    (0.39)       0.00
    ----------------------------------------------------------------------------------------------------------
      Total Dividends                                         (0.16)       (1.04)    (0.50)    (0.97)    (0.66)      (0.16)
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $ 13.12      $ 14.26   $ 14.10   $ 13.44   $ 12.62     $ 11.23
    ----------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                              (6.93)%(c)    9.03%     8.49%    14.69%    18.44%      13.98%(c)
    ----------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                       $74,070      $64,423   $62,863   $52,095   $48,076     $41,580
      Ratio of expenses to average net assets                  0.94%(d)     0.96%     0.96%     0.96%     1.11%       1.20%(d)
      Ratio of net investment income (loss) to average
        net assets                                             1.75%(d)     1.79%     1.63%     1.97%     2.26%       3.27%(d)
      Ratio of expenses to average net assets*                 1.12%(d)     1.11%     1.07%     1.09%     1.15%       1.25%(d)
      Portfolio turnover rate(e)                              27.04%(c)    59.00%    15.00%    47.00%    68.00%      10.00%(c)

    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Formerly the OVB Equity Income Portfolio. Effective November 30, 2000, the investment adviser changed from One Valley Bank to BB&T.

   (b)For the period from February 1, 2001 to September 30, 2001. Upon reorganizing as a Fund of the BB&T Funds, the Mid Cap Value Fund changed its fiscal year end from January 31 to September 30.

   (c) Not annualized.

   (d)Annualized.

   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (f) Period from commencement of operations.

                                                   MID CAP GROWTH FUND(a)
   OTHER INFORMATION ABOUT THE FUNDS       (FORMERLY CAPITAL APPRECIATION
                                           FUND)


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                            FOR THE
                                                         PERIOD ENDED               FOR THE YEAR ENDED JANUARY 31,
                                                         SEPTEMBER 30,   ----------------------------------------------------
                                                            2001(b)        2001       2000       1999       1998       1997
                                                         -------------   --------   --------   --------   --------   --------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 14.84      $  20.78   $  17.89   $  14.05   $  15.38   $  13.31
    --------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                            (0.02)        (0.04)     (0.06)     (0.02)      0.03         --
      Net realized and unrealized gains (losses) on
        investments                                           (4.72)        (2.08)      5.04       5.52       2.52       2.86
    --------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                        (4.74)        (2.12)      4.98       5.50       2.55       2.86
    --------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                      --(c)         --         --         --      (0.01)     (0.01)
      Net realized gains                                         --         (3.82)     (2.09)     (1.66)     (3.87)     (0.78)
      Total Dividends                                            --         (3.82)     (2.09)     (1.66)     (3.88)     (0.79)
    --------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $ 10.10      $  14.84   $  20.78   $  17.89   $  14.05   $  15.38
    --------------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                             (31.94)%(d)  (10.61)%     28.81%     42.72%     17.12%     22.06%
    --------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                       $90,424      $129,433   $154,385   $138,624   $113,048   $118,873
      Ratio of expenses to average net assets                  1.02%(e)      1.02%      1.02%      1.02%      1.02%      1.02%
      Ratio of net investment income (loss) to average
        net assets                                            (0.32)%(e)    (0.16)%    (0.34)%    (0.05)%     0.09%     (0.01)%
      Ratio of expenses to average net assets*                 1.25%(e)      1.23%      1.30%      1.28%      1.28%      1.28%
      Portfolio turnover rate(f)                              90.11%(d)     63.00%     54.00%     74.00%    118.00%     90.00%

    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Formerly the OVB Capital Appreciation Portfolio. Effective November 30, 2000, the investment adviser changed from One Valley Bank to BB&T.

   (b)For the period from February 1, 2001 to September 30, 2001. Upon reorganization as a Fund of the BB&T Funds, the Capital Appreciation Fund changed its fiscal year end from January 31 to September 30.

   (c) Less than $0.005 per share.

   (d)Not annualized.

   (e) Annualized.

   (f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            SMALL COMPANY GROWTH FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                  FOR THE YEAR ENDED SEPTEMBER 30,
                                                         --------------------------------------------------
                                                           2001       2000       1999      1998      1997
                                                         --------   --------   --------   -------   -------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  35.49   $  25.25   $  17.69   $ 23.52   $ 21.18
    -------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                   (0.15)     (0.17)     (0.22)    (0.20)    (0.11)
      Net realized and unrealized gains
        (losses) on investments                            (16.56)     13.41       7.78     (5.32)     2.47
    -------------------------------------------------------------------------------------------------------
      Total from Investment Activities                     (16.71)     13.24       7.56     (5.52)     2.36
    -------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net realized gains                                    (6.07)     (3.00)        --        --        --
      In excess of net realized gains                       (0.27)        --         --     (0.31)    (0.02)
    -------------------------------------------------------------------------------------------------------
      Total Dividends                                       (6.34)     (3.00)        --     (0.31)    (0.02)
    -------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  12.44   $  35.49   $  25.25   $ 17.69   $ 23.52
    -------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                           (54.85)%    54.82%     42.66%  (23.62)%    11.17%
    -------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $102,260   $197,795   $105,725   $65,180   $58,660
      Ratio of expenses to average net assets                1.47%      1.41%      1.54%     1.61%     1.64%
      Ratio of net investment loss to average net
        assets                                              (0.64)%    (0.49)%    (0.98)%   (1.11)%   (1.04)%
      Portfolio turnover(a)                                286.49%    206.16%    184.39%   157.44%    80.66%

   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            INTERNATIONAL EQUITY FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                                    JANUARY 2,
                                                            FOR THE YEAR ENDED SEPTEMBER 30,          1997 TO
                                                         ---------------------------------------   SEPTEMBER 30,
                                                           2001       2000      1999      1998        1997(a)
                                                         --------   --------   -------   -------   -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  12.60   $  12.56   $  9.95   $ 11.28      $ 10.00
    --------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                          (0.05)     (0.01)     0.02      0.06         0.03
      Net realized and unrealized gains (losses)
        on investments and foreign currency
        transactions                                        (3.00)      0.68      2.80     (1.10)        1.30
    --------------------------------------------------------------------------------------------
      Total from Investment Activities                      (3.05)      0.67      2.82     (1.04)        1.33
    --------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                    --         --     (0.04)    (0.06)       (0.02)
      In excess of net investment income                       --         --        --        --        (0.03)
      Net realized gains on investments and foreign
        currency transactions                               (1.98)     (0.63)    (0.17)    (0.23)          --
      In excess of net realized gains                       (0.04)        --        --        --           --
    --------------------------------------------------------------------------------------------
      Total Dividends                                       (2.02)     (0.63)    (0.21)    (0.29)       (0.05)
    --------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $   7.53   $  12.60   $ 12.56   $  9.95      $ 11.28
    --------------------------------------------------------------------------------------------
    TOTAL RETURN                                           (28.33)%     4.96%    28.70%    (9.45)%      13.34%(b)
    --------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $115,405   $119,326   $97,447   $70,356      $52,373
      Ratio of expenses to average net assets                1.48%      1.51%     1.56%     1.50%        1.79%(c)
      Ratio of net investment income (loss) to average
        net assets                                          (0.14)%    (0.04)%    0.18%     0.50%        0.32%(c)
      Ratio of expenses to average net assets                1.48%      1.51%     1.56%     1.51%*       1.81%(c)*
      Portfolio turnover(d)                                144.35%    179.44%    82.00%    53.27%       41.45%(b)

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a)  Period from commencement of operations.

   (b) Not annualized.

   (c)  Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                                        SHORT U.S. GOVERNMENT INCOME FUND
   OTHER INFORMATION ABOUT THE FUNDS    (FORMERLY SHORT-INTERMEDIATE U.S.
                                        GOVERNMENT INCOME FUND)


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                   FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------
                                                           2001       2000       1999       1998       1997
                                                         --------   --------   --------   --------   --------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $   9.64   $   9.65   $  10.07   $   9.77   $   9.74
    ---------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.53       0.52       0.53       0.53       0.57
      Net realized and unrealized gains (losses) on
        investments                                          0.41         --      (0.42)      0.30       0.03
    ---------------------------------------------------------------------------------------------------------
      Total from Investment Activities                       0.94       0.52       0.11       0.83       0.60
    ---------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                 (0.53)     (0.53)     (0.53)     (0.53)     (0.57)
    ---------------------------------------------------------------------------------------------------------
      Total Dividends                                       (0.53)     (0.53)     (0.53)     (0.53)     (0.57)
    ---------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  10.05   $   9.64   $   9.65   $  10.07   $   9.77
    ---------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                             9.99%      5.62%      1.10%      8.77%      6.33%
    ---------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $169,839   $170,362   $167,285   $157,329   $103,523
      Ratio of expenses to average net assets                0.78%      0.76%      0.77%      0.81%      0.86%
      Ratio of net investment income to average net
        assets                                               5.38%      5.52%      5.29%      5.40%      5.85%
      Ratio of expenses to average net assets*               0.93%      0.91%      0.92%      0.94%      0.96%
      Portfolio turnover(a)                                101.28%    101.07%     99.99%     53.74%     87.99%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS    INTERMEDIATE U.S. GOVERNMENT BOND FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                   FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------
                                                           2001       2000       1999       1998       1997
                                                         --------   --------   --------   --------   --------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $   9.73   $   9.72   $  10.59   $   9.85   $   9.64
    ---------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.54       0.55       0.53       0.54       0.56
      Net realized and unrealized gains (losses) on
        investments                                          0.66       0.04      (0.76)      0.75       0.21
    ---------------------------------------------------------------------------------------------------------
      Total from Investment Activities                       1.20       0.59      (0.23)      1.29       0.77
    ---------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                 (0.54)     (0.55)     (0.53)     (0.55)     (0.56)
      Net realized gains                                       --      (0.02)     (0.11)        --         --
      In excess of net realized gains                          --      (0.01)        --         --         --
    ---------------------------------------------------------------------------------------------------------
      Total Dividends                                       (0.54)     (0.58)     (0.64)     (0.55)     (0.56)
    ---------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  10.39   $   9.73   $   9.72   $  10.59   $   9.85
    ---------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                            12.68%      6.36%    (2.23)%     13.46%      8.20%
    ---------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $279,046   $182,899   $213,417   $186,256   $142,545
      Ratio of expenses to average net assets                0.85%      0.83%      0.83%      0.84%      0.87%
      Ratio of net investment income to average net
        assets                                               5.38%      5.71%      5.26%      5.35%      5.74%
      Ratio of expenses to average net assets*               0.95%      0.93%      0.93%      0.94%      0.97%
      Portfolio turnover(a)                                 84.76%    103.41%     73.46%     60.98%     62.45%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS     INTERMEDIATE CORPORATE BOND FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                           FOR YEAR       DECEMBER 2,
                                                             ENDED          1999 TO
                                                         SEPTEMBER 30,   SEPTEMBER 30,
                                                             2001           2000(a)
                                                         -------------   -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                   $   9.98         $ 10.00
    ----------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.62            0.51
      Net realized and unrealized gains on investments         0.58           (0.02)
    ----------------------------------------------------------------------------------
      Total from Investment Activities                         1.20            0.49
    ----------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                   (0.62)          (0.51)
    ----------------------------------------------------------------------------------
      Total Dividends                                         (0.62)          (0.51)
    ----------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $  10.56         $  9.98
    ----------------------------------------------------------------------------------
    TOTAL RETURN                                              12.34%           5.13%(b)
    ----------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                      $120,361         $89,101
      Ratio of expenses to average net assets                  0.81%           0.75%(c)
      Ratio of net investment income to average net
        assets                                                 6.03%           6.30%(c)
      Ratio of expenses to average net assets*                 0.96%           1.09%(c)
      Portfolio turnover(d)                                  142.35%         186.79%(b)

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a)  Period from commencement of operations.

   (b) Not annualized.

   (c)  Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS          NORTH CAROLINA INTERMEDIATE
                                              TAX-FREE FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                FOR THE YEAR ENDED SEPTEMBER 30,
                                                         -----------------------------------------------
                                                          2001      2000      1999      1998      1997
                                                         -------   -------   -------   -------   -------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  9.98   $  9.89   $ 10.53   $ 10.27   $ 10.05
    --------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                 0.40      0.42      0.42      0.43      0.41
      Net realized and unrealized gains (losses)
        on investments                                      0.56      0.09     (0.57)     0.26      0.22
    --------------------------------------------------------------------------------------------------------
      Total from Investment Activities                      0.96      0.51     (0.15)     0.69      0.63
    --------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                (0.40)    (0.42)    (0.42)    (0.43)    (0.41)
      Net realized gains                                      --        --     (0.05)       --        --
      In excess of net realized gains                         --        --     (0.02)       --        --
    --------------------------------------------------------------------------------------------------------
      Total Dividends                                      (0.40)    (0.42)    (0.49)    (0.43)    (0.41)
    --------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 10.54   $  9.98   $  9.89   $ 10.53   $ 10.27
    --------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                            9.73%     5.31%    (1.47)%    6.90%     6.43%
    --------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $90,679   $81,510   $70,430   $73,454   $61,120
      Ratio of expenses to average net assets               0.79%     0.80%     0.80%     0.81%     0.85%
      Ratio of net investment income to average net
        assets                                              3.84%     4.27%     4.09%     4.18%     4.13%
      Ratio of expenses to average net assets*              0.93%     0.96%     0.98%     0.98%     1.00%
      Portfolio turnover(a)                                47.35%    80.33%    39.70%    32.63%    16.98%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS          SOUTH CAROLINA INTERMEDIATE
                                              TAX-FREE FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                              OCTOBER 20,
                                                         FOR THE YEAR ENDED SEPTEMBER 30,       1997 TO
                                                         ---------------------------------   SEPTEMBER 30,
                                                           2001        2000        1999         1998(a)
                                                         ---------   ---------   ---------   -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                  $  9.84     $  9.74     $ 10.41       $ 10.00
    ------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.40        0.40        0.39          0.38
      Net realized and unrealized gains (losses) on
        investments                                          0.55        0.10       (0.59)         0.41
    ------------------------------------------------------------------------------------------------------
      Total from Investment Activities                       0.95        0.50       (0.20)         0.79
    ------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                 (0.40)      (0.40)      (0.39)        (0.38)
      Net realized gains                                       --          --       (0.06)           --
      In excess of net realized gains                          --          --       (0.02)           --
    ------------------------------------------------------------------------------------------------------
      Total Dividends                                       (0.40)      (0.40)      (0.47)        (0.38)
    ------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                        $ 10.39     $  9.84     $  9.74       $ 10.41
    ------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                             9.76%       5.27%      (1.98)%        8.02%(b)
    ------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                     $15,411     $14,386     $16,295       $18,242
      Ratio of expenses to average net assets                0.73%       0.75%       0.82%         0.88%(c)
      Ratio of net investment income to average net
        assets                                               3.89%       4.11%       3.86%         3.88%(c)
      Ratio of expenses to average net assets*               1.03%       1.22%       1.41%         1.39%(c)
      Portfolio turnover(d)                                 36.67%      84.20%      71.96%        58.80%(b)

    * During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

   (a)  Period from commencement of operations.

   (b) Not annualized.

   (c)  Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS  VIRGINIA INTERMEDIATE TAX-FREE FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                                                   MAY 17,
                                                                 FOR THE YEAR ENDED SEPTEMBER 30,                  1999 TO
                                                              --------------------------------------            SEPTEMBER 30,
                                                                  2001                     2000                    1999(a)
                                                              -------------            -------------            -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.96                  $ 10.86                  $ 11.24
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                         0.44                     0.46                     0.17
      Net realized and unrealized gains (losses)
        on investments                                              0.61                     0.10                   (0.38)
    -----------------------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                              1.05                     0.56                   (0.21)
    -----------------------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                        (0.44)                   (0.46)                  (0.17)
    -----------------------------------------------------------------------------------------------------------------------------
      Total Dividends                                              (0.44)                   (0.46)                  (0.17)
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                               $ 11.57                  $ 10.96                  $ 10.86
    -----------------------------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                                    9.72%                    5.35%                  (1.77)%(b)
    -----------------------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                            $76,284                  $77,727                  $79,353
      Ratio of expenses to average net assets                       0.78%                    0.78%                    0.88%(c)
      Ratio of net investment income to average
        net assets                                                  3.87%                    4.30%                    4.18%(c)
      Ratio of expenses to average net assets*                      0.93%                    0.90%                    0.99%(c)
      Portfolio turnover(d)                                        31.28%                   64.45%                   27.05%(b)

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a)  Period from commencement of operations.

   (b) Not annualized.

   (c)  Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS  WEST VIRGINIA INTERMEDIATE TAX-FREE
   FUND(a)


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                            FOR THE
                                                         PERIOD ENDED               FOR THE YEAR ENDED JANUARY 31,
                                                         SEPTEMBER 30,   ----------------------------------------------------
                                                            2001(b)        2001       2000       1999       1998       1997
                                                         -------------   --------   --------   --------   --------   --------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                   $   9.93      $   9.20   $  10.27   $  10.32   $   9.95   $  10.12
    --------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.30          0.49       0.48       0.49       0.50       0.49
      Net realized and unrealized gains (losses) on
        investments                                            0.09          0.73      (0.98)      0.06       0.42      (0.17)
    --------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                         0.39          1.22      (0.50)      0.55       0.92       0.32
    --------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                   (0.30)        (0.49)     (0.52)     (0.49)     (0.50)     (0.49)
      Net realized gains                                         --            --      (0.05)     (0.11)     (0.05)        --
    --------------------------------------------------------------------------------------------------------------
      Total Dividends                                         (0.30)        (0.49)     (0.57)     (0.60)     (0.55)     (0.49)
    --------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $  10.02      $   9.93   $   9.20   $  10.27   $  10.32   $   9.95
    --------------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                               4.03%(c)     13.57%     (5.04)%     5.47%      9.55%      3.35%
    --------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                      $ 75,322      $ 75,323   $ 74,709   $ 90,228   $ 85,043   $ 92,619
      Ratio of expenses to average net assets                  0.62%(d)      0.72%      0.72%      0.72%      0.75%      0.75%
      Ratio of net investment income (loss) to average
        net assets                                             4.60%(d)      5.11%      4.90%      4.77%      5.00%      5.01%
      Ratio of expenses to average net assets
        (excluding waivers)*                                   0.79%(d)      0.83%      0.77%      0.79%      0.80%      0.85%
      Portfolio turnover rate(e)                              15.75%(c)      7.00%     10.00%     14.00%     17.00%     26.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been indicated.

   (a) Formerly the OVB West Virginia Tax-Exempt Income Portfolio. Effective November 30, 2000, the investment adviser changed from One Valley Bank to BB&T.

   (b)For the period from February 1, 2001 to September 30, 2001. Upon reorganizing as a Fund of BB&T Funds, the West Virginia Free Fund changed its fiscal year end from January 31 to September 30.

   (c) Not annualized.

   (d)Annualized.

   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS              PRIME MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                               OCTOBER 1,
                                                          FOR THE YEAR ENDED SEPTEMBER 30,       1997 TO
                                                         ----------------------------------   SEPTEMBER 30,
                                                            2001        2000        1999         1998(a)
                                                         ----------   ---------   ---------   -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                  $   1.00     $  1.00     $  1.00       $  1.00
    ---------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                   0.05        0.06        0.05          0.05
    ---------------------------------------------------------------------------------------
      Total from Investment Activities                        0.05        0.06        0.05          0.05
    ---------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                  (0.05)      (0.06)      (0.05)        (0.05)
    ---------------------------------------------------------------------------------------
      Total Dividends                                        (0.05)      (0.06)      (0.05)        (0.05)
    ---------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                        $   1.00     $  1.00     $  1.00       $  1.00
    ---------------------------------------------------------------------------------------
    TOTAL RETURN                                              4.84%       5.70%       4.69%         5.23%(b)
    ---------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                     $265,472     $78,331     $56,492       $37,769
      Ratio of expenses to average net assets                 0.61%       0.63%       0.54%         0.55%(c)
      Ratio of net investment income to average net
        assets                                                4.34%       5.62%       4.57%         5.11%(c)
      Ratio of expenses to average net assets*                0.75%       0.80%       0.88%         0.91%(c)

    * During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

   (a)  Period from commencement of operations.

   (b)  Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS      U.S. TREASURY MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                   FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------
                                                           2001       2000       1999       1998       1997
                                                         --------   --------   --------   --------   --------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.05       0.05       0.04       0.05       0.05
    -------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                       0.05       0.05       0.04       0.05       0.05
    -------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                 (0.05)     (0.05)     (0.04)     (0.05)     (0.05)
    -------------------------------------------------------------------------------------------------------------
      Total Dividends                                       (0.05)     (0.05)     (0.04)     (0.05)     (0.05)
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
    -------------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                             4.59%      5.33%      4.34%      5.01%      4.71%
    -------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $494,773   $395,617   $282,585   $235,796   $266,840
      Ratio of expenses to average net assets                0.63%      0.63%      0.59%      0.61%      0.75%
      Ratio of net investment income to average net
        assets                                               4.46%      5.24%      4.26%      4.90%      4.61%
      Ratio of expenses to average net assets*               0.73%      0.73%      0.73%      0.76%      0.75%

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   OTHER INFORMATION ABOUT THE FUNDS  CAPITAL MANAGER CONSERVATIVE GROWTH FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                              OCTOBER 2,
                                                         For the year ended September 30,       1997 TO
                                                         ---------------------------------   SEPTEMBER 30,
                                                           2001        2000        1999         1998(a)
                                                         ---------   ---------   ---------   -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.75     $ 10.43     $ 10.08       $ 10.00
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.32        0.40        0.32          0.32
      Net realized and unrealized gains on investments
        with affiliates                                     (1.00)       0.55        0.53          0.08
    ----------------------------------------------------------------------------------------------------------
      Total from Investment Activities                      (0.68)       0.95        0.85          0.40
    ----------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                 (0.32)      (0.41)      (0.33)        (0.32)
      Net realized gains                                    (0.38)      (0.22)      (0.17)           --
      In excess of net realized gains                       (0.20)         --          --            --
    ----------------------------------------------------------------------------------------------------------
      Total Dividends                                       (0.90)      (0.63)      (0.50)        (0.32)
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                        $  9.17     $ 10.75     $ 10.43       $ 10.08
    ----------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                            (6.77)%      9.31%       8.47%         3.95%(b)
    ----------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                     $27,691     $31,808     $32,590       $23,773
      Ratio of expenses to average net assets                0.51%       0.41%       0.38%         0.47%(c)
      Ratio of net investment income to average net
        assets                                               3.26%       3.75%       3.15%         3.12%(c)
      Ratio of expenses to average net assets*               0.71%       0.60%       0.58%         0.67%(c)
      Portfolio turnover(d)                                 35.75%      38.27%      16.45%         4.28%(b)

   The expense ratios noted above do not include the effect of the expenses of the underlying funds.

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a)  Period from commencement of operations.

   (b) Not annualized.

   (c)  Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS      CAPITAL MANAGER MODERATE GROWTH FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                              OCTOBER 20,
                                                         FOR THE YEAR ENDED SEPTEMBER 30,       1997 TO
                                                         ---------------------------------   SEPTEMBER 30,
                                                           2001        2000        1999         1998(a)
                                                         ---------   ---------   ---------   -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                  $ 11.25     $ 10.65     $  9.85       $ 10.00
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.26        0.34        0.25          0.23
      Net realized and unrealized gains on investments
        with affiliates                                     (1.71)       0.89        1.05         (0.16)
    ----------------------------------------------------------------------------------------------------------
      Total from Investment Activities                      (1.45)       1.23        1.30          0.07
    ----------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                 (0.26)      (0.34)      (0.25)        (0.22)
      Net realized gains                                    (0.72)      (0.29)      (0.25)           --
    ----------------------------------------------------------------------------------------------------------
      Total Dividends                                       (0.98)      (0.63)      (0.50)        (0.22)
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                        $  8.82     $ 11.25     $ 10.65       $  9.85
    ----------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                           (13.81)%     11.63%      13.34%         0.68%(b)
    ----------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                     $25,040     $28,616     $26,800       $21,682
      Ratio of expenses to average net assets                0.51%       0.49%       0.43%         0.46%(c)
      Ratio of net investment income to average net
        assets                                               2.67%       2.98%       2.17%         2.21%(c)
      Ratio of expenses to average net assets*               0.71%       0.69%       0.63%         0.66%(c)
      Portfolio turnover(d)                                 24.24%      46.69%      17.33%         4.85%(b)

   The expense ratios noted above do not include the effect of the expenses of the underlying funds.

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a)  Period from commencement of operations.

   (b) Not annualized.

   (c)  Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS          CAPITAL MANAGER GROWTH FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                               OCTOBER 2,
                                                         FOR THE YEAR ENDED SEPTEMBER 30,       1997 TO
                                                         ---------------------------------   SEPTEMBER 30,
                                                           2001        2000        1999         1998(a)
                                                         ---------   ---------   ---------   --------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                  $ 11.66     $ 10.79     $  9.68       $ 10.00
    -----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.18        0.29        0.17          0.16
      Net realized and unrealized gains (losses) on
        investments with affiliates                         (2.43)       1.23        1.45         (0.32)
    -----------------------------------------------------------------------------------------------------------
      Total from Investment Activities                      (2.25)       1.52        1.62         (0.16)
    -----------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                 (0.18)      (0.29)      (0.19)        (0.16)
      Net realized gains                                    (0.77)      (0.36)      (0.32)           --
    -----------------------------------------------------------------------------------------------------------
      Total Dividends                                       (0.95)      (0.65)      (0.51)        (0.16)
    -----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                        $  8.46     $ 11.66     $ 10.79       $  9.68
    -----------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                           (20.68)%     14.28%      16.96%        (1.72)%(b)
    -----------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                     $20,855     $26,538     $24,063       $21,370
      Ratio of expenses to average net assets                0.57%       0.45%       0.46%         0.47%(c)
      Ratio of net investment income to average net
        assets                                               1.93%       2.49%       1.43%         1.53%(c)
      Ratio of expenses to average net assets*               0.77%       0.64%       0.66%         0.67%(c)
      Portfolio turnover(d)                                 27.33%      43.28%      17.93%         7.69%(b)

   The expense ratios noted above do not include the effect of the expenses of the underlying funds.

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a)  Period from commencement of operations.

   (b) Not annualized.

   (c)  Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS    CAPITAL MANAGER AGGRESSIVE GROWTH FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                           MARCH 19,
                                                            2001 TO
                                                         SEPTEMBER 30,
                                                            2001(a)
                                                         -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.01
      Net realized and unrealized losses on investments
        with affiliates                                       (1.03)
    ------------------------------------------------------------------
      Total from Investment Activities                        (1.02)
    ------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                      -- (e)
      In excess of net investment income                      (0.01)
    ------------------------------------------------------------------
      Total Dividends                                         (0.01)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  8.97
    ------------------------------------------------------------------
    TOTAL RETURN                                             (10.22)%(b)
    ------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                       $13,464
      Ratio of expenses to average net assets                  0.72%(c)
      Ratio of net investment income to average net
        assets                                                 0.08%(c)
      Ratio of expenses to average net assets*                 0.92%(c)
      Portfolio turnover(d)                                   10.10%(b)
    ------------------------------------------------------------------

   The expense ratios noted above do not include the effect of the expenses of the underlying funds.

     *During the period, certain fees were voluntarily reduced or reimbursed. If such voluntary fee reductions or reimbursements had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   (e) Distributions were less than 0.005 per share.

                       [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of reports and the SAI, prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                                   BB&T Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                           Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

   - Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6719.

                               [BB&T Funds Logo]

                                   PROSPECTUS

                            PRIME MONEY MARKET FUND

                                 CLASS A SHARES

                                JANUARY 30, 2002

                                   QUESTIONS?

                              Call 1-800-228-1872
                       or your investment representative

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

BB&T FUNDS                  TABLE OF CONTENTS

                                     RISK/RETURN SUMMARY AND FUND EXPENSES

                             [ICON]
Carefully review this                    3  Overview
important section,                       4  Prime Money Market Fund
which summarizes the
Fund's investments,
risks, past
performance, and
fees.

                                     ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                             [ICON]
Review this section                     10  Prime Money Market Fund
for information on                      10  Investment Practices
investment strategies
and their risks.

                                     FUND MANAGEMENT

                             [ICON]
Review this section                     16  The Investment Adviser
for details on the                      17  The Investment Sub-Adviser
people and                              17  The Distributor and Administrator
organizations who
oversee the Funds.

                                     SHAREHOLDER INFORMATION

                             [ICON]
Review this section                     18  Choosing a Share Class
for details on how                      19  Pricing of Fund Shares
shares are valued,                      20  Purchasing and Adding to Your Shares
how to purchase, sell                   24  Selling Your Shares
and exchange shares,                    26  General Policies on Selling Shares
related charges and                     28  Distribution Arrangements/Sales Charges
payments of dividends                   28  Distribution and Service (12b-1) Fees
and distributions.                      29  Exchanging Your Shares
                                        30  Dividends, Distributions and Taxes
                                        31  Financial Highlights

                                     BACK COVER

                             [ICON]
                                            Other Information About the Fund

 [LOGO]

     RISK/RETURN SUMMARY AND FUND EXPENSES                     OVERVIEW


    THE FUNDS                   BB&T Funds is a mutual fund family that offers
                                different classes of shares in separate
                                investment portfolios ("Funds"). The Funds
                                have individual investment goals and
                                strategies. This prospectus gives you
                                important information about the Class A Shares
                                of the BB&T Prime Money Market Fund that you
                                should know before investing. Please read this
                                prospectus and keep it for future reference.

                                The Fund in this prospectus is a mutual fund.
                                A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds, you should know a few general basics about investing in mutual funds.

                                The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

                                LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY
                                ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT
                                IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF
                                BRANCH BANKING AND TRUST COMPANY, BB&T
                                CORPORATION, THEIR AFFILIATES, OR ANY BANK. IT
                                IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT
                                AGENCY.

                                Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                                The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

   RISK/RETURN SUMMARY AND FUND EXPENSES                                OVERVIEW


                                PRIME MONEY MARKET FUND

                                The Fund seeks current income with liquidity and stability of principal by investing primarily in short-term debt securities. The
                                Fund seeks to maintain a stable price of $1.00 per share.

    WHO MAY WANT TO INVEST      Consider investing in this Fund if you are:
                                - seeking preservation of capital
                                - investing short-term reserves
                                - willing to accept lower potential returns in
                                  exchange for a higher degree of safety

                                This Fund may not be appropriate if you are:
                                - seeking high total return
                                - pursuing a long-term goal or investing for
                                  retirement

                                                                     PRIME MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                             MARKET FUND




                                RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE        The Fund seeks to provide as high a level of
                                current interest income as is consistent with
                                maintaining liquidity and stability of
                                principal.

    PRINCIPAL INVESTMENT        To pursue this goal, the Fund invests only in
    STRATEGIES                  U.S. dollar-denominated, "high-quality"
                                short-term debt securities, including the
                                following:
                                - Obligations issued or supported by the
                                  credit of U.S. or foreign banks or savings
                                  institutions with total assets in excess of
                                  $1 billion (including obligations of foreign
                                  branches of such banks);
                                - "High quality" commercial paper and other
                                  obligations issued or guaranteed by U.S. and
                                  foreign corporations and other issuers;
                                - Asset-backed securities;
                                - Securities issued or guaranteed as to
                                  principal and interest by the U.S. Government
                                  or by its agencies or instrumentalities and
                                  related custodial receipts;
                                - Securities issued or guaranteed by foreign
                                  governments or their political subdivisions,
                                  agencies or instrumentalities;
                                - Guaranteed investment contracts issued by
                                  highly-rated U.S. insurance companies;
                                - Securities issued or guaranteed by state or
                                  local government bodies; and
                                - Repurchase agreements relating to the above
                                  instruments.
                                "High-quality" debt securities are those
                                obligations which, at the time of purchase,
                                (i) possess one of the two highest short-term
                                ratings from at least two NRSROs (for example,
                                commercial paper rated "A-1" or "A-2" by
                                Standard & Poor's Corporation and "P-1" or
                                "P-2" by Moody's Investors Service, Inc.); or
                                (ii) are single rated and have received one of
                                the two highest short-term ratings by an
                                NRSRO; or (iii) if unrated, are determined by
                                the Sub-Adviser to be of comparable quality.

                                                                     PRIME MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                             MARKET FUND


                                RISK/RETURN SUMMARY
                                CONTINUED

                                When selecting securities for the Fund's portfolio, the manager first considers safety of principal and the quality of an investment.
                                The manager then focuses on generating a high-level of income. The manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values.



                                The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.



                                For a more complete description of the
                                securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 10 or consult the Statement of Additional Information ("SAI").




    PRINCIPAL INVESTMENT        Your investment in the Fund may be subject to
    RISKS                       the following principal risks:



                                INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.



                                CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds.
                                The lower a security's rating, the greater its credit risk.



                                For more information about these risks, please see Additional Investment Strategies and Risks on page 10.



                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR
                                AN OBLIGATION OF BRANCH BANKING AND TRUST
                                COMPANY, BB&T CORPORATION, THEIR AFFILIATES,
                                OR ANY BANK, AND IT IS NOT INSURED OR
                                GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
                                CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
                                ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE
                                OF YOUR INVESTMENT AT $1 PER SHARE, IT IS
                                POSSIBLE TO LOSE MONEY BY INVESTING IN THE
                                FUND.

                                                                     PRIME MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                             MARKET FUND


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1)

1998                                                                             4.86%
99                                                                               4.49%
2000                                                                             5.61%
01                                                                               3.38%

                                            The performance information shown
                                            above is based on a calendar year.

                                            Best quarter:        1.46%  12/31/00
                                            Worst quarter:       0.43%  12/31/01

                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                     (for the periods ended
                                                     December 31, 2001)(1)

                                                                        1 YEAR   SINCE INCEPTION
                                 ---------------------------------------------------------------
 CLASS A SHARES                                                                     10/1/97
                                 ---------------------------------------------------------------
   PRIME MONEY MARKET FUND                                              3.38%         4.60%
------------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

As of December 31, 2001, the Fund's 7-day yield for Class A Shares was 1.35%. Without fee waivers and expense reimbursements, the Fund's yield would have been 1.12% for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

The chart and table on this page
   show how the Prime Money Market
   Fund has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it shows the Fund's performance
   over time. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.

                                                                     PRIME MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                             MARKET FUND


                                              FEES AND EXPENSES

                            SHAREHOLDER TRANSACTION
                            EXPENSES (FEES PAID BY YOU                 CLASS A
                            DIRECTLY)(1)                               SHARES
                            Maximum Sales Charge (load) on
                            Purchases                                    None
                            --------------------------------------------------
                            Maximum Deferred Sales Charge
                            (load)                                       None
                            --------------------------------------------------
                            Redemption Fee(2)                              0%
                            ANNUAL FUND OPERATING EXPENSES             CLASS A
                            (FEES PAID FROM FUND ASSETS)               SHARES
                            Management Fee(3)                           0.40%
                            --------------------------------------------------
                            Distribution and Service
                            (12b-1) Fee(3)                              0.50%
                            --------------------------------------------------
                            Other Expenses(3)                           0.34%
                            --------------------------------------------------
                            Total Fund Operating
                            Expenses(3)                                 1.24%
                            --------------------------------------------------

                              (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                              (2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                              (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.32%. Additionally, distribution and service (12b-1) fees for Class A are expected to be limited to 0.40% and other expenses are expected to be limited to be 0.29%. Total expenses after fee waivers and expense reimbursements are expected to be 1.01%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the
   Prime Money Market
   Fund, you will pay
   the following fees
   and expenses when
   you buy and hold
   shares. Shareholder
   transaction fees are
   paid from your
   account. Annual Fund
   operating expenses
   are paid out of Fund
   assets, and are
   reflected in the
   share price.

                                                                     PRIME MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                             MARKET FUND


                                                      EXPENSE EXAMPLE

                                           PRIME MONEY       1       3       5       10
                                           MARKET FUND      YEAR   YEARS   YEARS   YEARS
                                       CLASS A SHARES       $126   $393    $681    $1,500
                                       --------------------------------------------------

Use the table at right to compare
   fees and expenses with those
   of other funds. it illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

 [ICON]

     ADDITIONAL INVESTMENT STRATEGIES AND RISKS



   MONEY MARKET FUNDS
   PRIME MONEY MARKET FUND. The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker's acceptances. As a matter of non-fundamental policy, instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit.

   The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.

   The Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.





   INVESTMENT PRACTICES

   The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the SAI for additional details regarding these and other permissible investments.

                        INSTRUMENT                          RISK TYPE
                        ----------                          ---------
    ASSET-BACKED SECURITIES: Securities secured by          Pre-payment
    company receivables, home equity loans, truck and       Market
    auto loans, leases, credit card receivables and         Credit
    other securities backed by other types of               Interest Rate
    receivables or other assets.                            Regulatory
                                                            Liquidity
                                                            Estimated Maturity
    BANKERS' ACCEPTANCES: Bills of exchange or time         Credit
    drafts drawn on and accepted by a commercial bank.      Liquidity
    Maturities are generally six months or less.            Market
                                                            Interest Rate

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                        INSTRUMENT                          RISK TYPE
                        ----------                          ---------
    BONDS: Interest-bearing or discounted government        Market
    or corporate securities that obligate the issuer        Credit
    to pay the bondholder a specified sum of money,         Interest Rate
    usually at specific intervals, and to repay the
    principal amount of the loan at maturity.

    CERTIFICATES OF DEPOSIT: Negotiable instruments         Market
    with a stated maturity.                                 Credit
                                                            Liquidity
                                                            Interest Rate

    COMMERCIAL PAPER: Secured and unsecured short-term      Credit
    promissory notes issued by corporations and other       Liquidity
    entities. Maturities generally vary from a few          Market
    days to nine months.                                    Interest Rate

    FOREIGN SECURITIES: Stocks issued by foreign            Market
    companies, as well as commercial paper of foreign       Political
    issuers and obligations of foreign banks, overseas      Liquidity
    branches of U.S. banks and supranational entities.      Foreign Investment

    INVESTMENT COMPANY SECURITIES: Shares of                Market
    investment companies. Each Fund, other than the
    U.S. Treasury Fund may invest up to 5% of its
    total assets in the shares of any one registered
    investment company, but may not own more than 3%
    of the securities of any one registered investment
    company or invest more than 10% of its total
    assets in the securities of other registered
    investment companies. These registered investment
    companies may include money market funds of BB&T
    Funds and shares of other registered investment
    companies for which the Adviser to a Fund or any
    of their affiliates serves as investment adviser,
    administrator or distributor. The Prime Money
    Market Fund may only invest in shares of other
    investment companies with similar objectives.

    MORTGAGE-BACKED SECURITIES: Debt obligations            Pre-payment
    secured by real estate loans and pools of loans.        Market
    These include collateralized mortgage obligations       Credit
    and real estate mortgage investment conduits.           Regulatory
                                                            Estimated Maturity

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS




                        INSTRUMENT                          RISK TYPE
                        ----------                          ---------
    MUNICIPAL SECURITIES: Securities issued by a state      Market
    or political subdivision to obtain funds for            Credit
    various public purposes. Municipal securities           Political
    include industrial development bonds and other          Tax
    private activity bonds, as well as general              Regulatory
    obligation bonds, revenue bonds, tax anticipation
    notes, bond anticipation notes, revenue
    anticipation notes, project notes, other
    short-term tax-exempt obligations, municipal
    leases, obligations of municipal housing
    authorities (single family revenue bonds), and
    obligations issued on behalf of Section 501(c)(3)
    organizations.

    There are two general types of Municipal Bonds:
    General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax.
    These include, but are not limited, to
    certificates of participation ("COPs"); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

    REPURCHASE AGREEMENTS: The purchase of a security       Market
    and the simultaneous commitment to return the           Credit
    security to the seller at an agreed upon price on
    an agreed upon date. This is treated as a loan.

    RESTRICTED SECURITIES: Securities not registered        Liquidity
    under the Securities Act of 1933, such as               Market
    privately placed commercial paper and Rule 144A
    securities.

    SECURITIES LENDING: The lending of up to 33 1/3%        Market
    of the Fund's total assets. In return the Fund          Leverage
    will receive cash, other securities, and/or             Liquidity
    letters of credit.                                      Credit

    TIME DEPOSITS: Non-negotiable receipts issued by a      Liquidity
    bank in exchange for the deposit of funds.              Credit
                                                            Market
    U.S. GOVERNMENT AGENCY SECURITIES: Securities           Interest Rate
    issued by agencies and instrumentalities of the         Credit
    U.S. government. These include Ginnie Mae, Fannie
    Mae, and Freddie Mac.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                        INSTRUMENT                          RISK TYPE
                        ----------                          ---------
    U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,         Interest Rate
    separately traded registered interest and
    principal securities, and coupons under bank entry
    safekeeping.
    VARIABLE AND FLOATING RATE INSTRUMENTS:                 Credit
    Obligations with interest rates which are reset         Liquidity
    daily, weekly, quarterly or some other period and       Market
    which may be payable to the Fund on demand.
    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:         Market
    Purchase or contract to purchase securities at a        Leverage
    fixed price for delivery at a future date. Under        Liquidity
    normal market conditions, when-issued purchases         Credit
    and forward commitments will not exceed 25% of the
    value of a Fund's total assets.

   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   ESTIMATED MATURITY RISK. The risk that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

   REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

   TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

 [ICON]

     FUND MANAGEMENT



   THE INVESTMENT ADVISER
   BB&T Asset Management, LLC ("BB&T Asset Management" or the "Adviser") is the adviser for the Fund. BB&T Asset Management is a wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T"). BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2001, BB&T Corporation had assets of approximately $70.9 billion. Through its subsidiaries, BB&T Corporation operates over 1,000 banking offices in Georgia, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.

   In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. While BB&T Asset Management has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 18 years, BB&T Asset Management currently manages and administers assets of more than $15 billion.

   Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the Fund paid as follows during its fiscal year ended:

                                                         PERCENTAGE OF AVERAGE
                                                          NET ASSETS FOR THE
                                                           FISCAL YEAR ENDED
                                                               09/30/00
                                                         ---------------------
    Prime Money Market Fund..........................            0.31%

   FUND MANAGEMENT




   THE INVESTMENT SUB-ADVISER
   Federated Investment Management Company ("Federated IMC") serves as the Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, Federated IMC manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T Asset Management and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions.

   Federated IMC's address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 185 mutual funds and separate accounts, which totaled approximately $163.6 billion in assets as of September 30, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.





   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, L.P. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services, L.P. (the "Distributor"), also serves as the distributor of the Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   The SAI has more detailed information about the Adviser and other service providers.

 [ICON]

     SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS
   BB&T Funds offer different classes of Fund shares, which have different expenses and other characteristics. Only one class of Funds here, Class A Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Class A Shares:

   CLASS A SHARES

   - No sales charges.

   - Distribution and service fees of 0.50% of average daily net assets.

   For actual past expenses of Class A Shares, see the fund information earlier in this prospectus.

   Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

   SHAREHOLDER INFORMATION




   PRICING OF FUND SHARES
   ------------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of the
   Fund's investments and other
   assets, subtracting its
   liabilities and then dividing
   that figure by the number of
   outstanding shares of the
   Fund:

               NAV =
        Total Assets - Total
            Liabilities
   -------------------------------
          Number of Shares
            Outstanding
   NAV is calculated separately
   for each class of shares.

   ------------------------------
PRIME MONEY MARKET FUND

The per share net asset value ("NAV") of the Prime Money Market Fund will be determined at 12:00 p.m. Eastern
                                           Time, 3:00 p.m. Eastern Time, and at
                                           the close of regular trading on the
                                           New York Stock Exchange, normally at
                                           4:00 p.m. Eastern Time, on days the
                                           Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is
                                           received. This is what is known as
                                           the offering price.

The Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized
                                           gains or losses. For further
                                           information regarding the methods
                                           used in valuing the Fund's
                                           investments, please see the SAI.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

                                                        MINIMUM INITIAL   MINIMUM
                                      ACCOUNT TYPE        INVESTMENT     SUBSEQUENT
                                  Class A
                                  -------------------------------------------------
                                  Regular                        $1,000          $0
                                  -------------------------------------------------
                                  Automatic Investment
                                  Plan                              $25         $25

                                     All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.
                                     The Fund may waive its minimum purchase
                                     requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

You may purchase Shares of
   the Fund through the
   Distributor or through
   banks, brokers and other
   investment
   representatives or
   institutions, which may
   charge additional fees
   and may require higher
   minimum investments or
   impose other limitations
   on buying and selling
   shares. If you purchase
   shares through an
   investment
   representative or
   institution, that party
   is responsible for
   transmitting orders by
   close of business and
   may have an earlier
   cut-off time for
   purchase and sale
   requests.

   -----------------------------------------------------------------------------

   AVOID TAX WITHHOLDING

   The Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED



   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.



   Initial Investment:



   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.



   2. Make check, bank draft or money order payable to "BB&T Funds."



   3. Mail to: BB&T Funds
      P.O. Box 182533
      Columbus, OH 43218-2533




   Subsequent:



   1. Use the investment slip attached to
      your account statement. Or, if
      unavailable,



   2. Include the following information on a piece of paper:
      - BB&T Funds/Fund name
      - Class A Shares
      - Amount invested
      - Account name
      - Account number
      Include your account number on your
      check.



   3. Mail to: BB&T Funds
      P.O. Box 182533
      Columbus, OH 43218-2533




   BY OVERNIGHT SERVICE

   See instructions 1-2 above for subsequent investments.



   4. Send to: BB&T Funds
      c/o BISYS Fund Services
      Attn: T.A. Operations
      3435 Stelzer Road
      Columbus, OH 43219.


ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an
                                                     electronic purchase or
                                                     sale, the transaction is
                                                     made through the Automated
                                                     Clearing House (ACH) and
                                                     may take up to eight days
                                                     to clear. There is
                                                     generally no fee for ACH
                                                     transactions.

                                                          QUESTIONS?

                                                     Call 800-451-8382 or your
                                                     investment representative.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED



   ELECTRONIC PURCHASES



   Your bank must participate in the Automated Clearing House (ACH) and must be a U. S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-228-1872 to arrange a transfer from your bank account.

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment:

   Fax the completed application, along with a request for a confirmation number to 1-800-228-1872. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:

   Instruct your bank to wire transfer your investment to:

     Huntington National Bank
     Routing Number: ABA #044 000 024
     A/C 01899607383
     BB&T Funds

   Include:

     Your name
     Your confirmation number

     AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-228-1872 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK
     ---------------------------------------------------------------------------

     YOU CAN ADD TO YOUR ACCOUNT BY USING THE CONVENIENT OPTIONS DESCRIBED BELOW. THE FUND RESERVES THE RIGHT TO CHANGE OR ELIMINATE THESE PRIVILEGES AT ANY TIME WITH 60 DAYS NOTICE.
     ---------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED
   AUTOMATIC INVESTMENT PLAN
   You can make automatic investments in
   the Fund from your bank account,
   through payroll deduction or from your
   federal employment, Social Security or
   other regular government checks.
   Automatic investments can be as little
   as $25, once you've invested the $25
   minimum required to open the account.
   To invest regularly from your bank
   account:
     - Complete the Automatic Investment
       Plan portion on your Account
       Application or the supplemental
       sign-up form
     - Make sure you note:
       - Your bank name, address and
         account number
       - The amount you wish to invest
         automatically (minimum $25)
       - How often you want to invest
         (every month, 4 times a year,
         twice a year or once a year)

     - Attach a voided personal check.

   Call 1-800-228-1872 for an enrollment
   form or consult the SAI for additional
   information.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends for the Prime Money Market Fund is declared daily and paid monthly. Capital gains, if any, are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
   -----------------------------------------------------------------------------

DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions
                                                     in cash (check) or have
                                                     distributions (capital
                                                     gains and dividends)
                                                     reinvested in another BB&T
                                                     Fund without a sales
                                                     charge. You must maintain
                                                     the minimum balance in
                                                     each Fund into which you
                                                     plan to reinvest dividends
                                                     or the reinvestment will
                                                     be suspended and your
                                                     dividends paid to you. The
                                                     Fund may modify or
                                                     terminate this
                                                     reinvestment option
                                                     without notice. You can
                                                     change or terminate your
                                                     participation in the
                                                     reinvestment option at any
                                                     time.

   SHAREHOLDER INFORMATION




   SELLING YOUR SHARES
   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received
   by the Fund, its transfer
   agent, or your investment
   representative. Normally
   you will receive your
   proceeds within a week
   after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.

                                        ----------------------------------------

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                          As a mutual fund shareholder, you are
                                          technically selling shares when you
                                          request a withdrawal in cash. This is
                                          also known as redeeming shares or a
                                          redemption of shares.

                                        ----------------------------------------

   INSTRUCTIONS FOR SELLING SHARES

   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below)

   BY MAIL

     1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533.

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW)

     1. See instruction 1 above.

     2. Send to: BB&T Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

   Call 1-800-228-1872 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank

   Your bank may charge for this service

   Call 1-800-228-1872 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   AUTO REDEMPTION PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

     - Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

     - Include a voided personal check.

     - Your account must have a value of $5,000 or more to start withdrawals.

     - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   REDEMPTION BY CHECK WRITING

   You may write checks in amounts of $100 or more on your account in the Prime Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance in the Fund of $1,000 and you may not close your Fund account by writing a check.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN WRITING REQUIRED

   You must request a redemption in writing if:

     - Redemption from an Individual Retirement Account ("IRA").

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner(s) of the account; or

     - Your account address has changed within the last ten business days; or

     - The redemption proceeds are being transferred to another fund account with different registration; or

     - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.
 26

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.

   SHAREHOLDER INFORMATION




   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CALCULATION OF SALES CHARGES

   CLASS A SHARES

   Class A Shares are sold at their public offering price. This price equals NAV. There is no sales charge on Class A Shares of the Prime Money Market Fund.

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     - Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund.

     - The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares may be exchanged for Trust Shares of the same Fund if you become eligible to purchase Trust Shares. Additionally, Trust Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Trust Shares. Class A Shares may not be exchanged for Class B Shares. No transaction fees are currently charged for exchanges. However, the exchanges of Trust Shares for Class A Shares will require payment of the sales charges unless the sales charge is waived.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made be sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:

    - Your name and telephone number

    - The exact name on your account and account number

    - Taxpayer identification number (usually your Social Security number)

    - Dollar value or number of shares to be exchanged

    - The name of the Fund from which the exchange is to be made

    - The name of the Fund to which the exchange is being made

   See "Selling Your Shares" for important information about telephone transactions.

   To prevent disruption in the management of the Funds, due to market timing strategies, the Trust reserves the right to reject any exchange it believes will increase transaction costs, or otherwise affect other shareholders. Specifically, exchange activity may be limited to four exchanges from a Fund during a calendar year.

   NOTES ON EXCHANGES

   When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

   SHAREHOLDER INFORMATION




   DIVIDENDS, DISTRIBUTIONS AND TAXES
   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains, if any, will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

   BB&T Funds will send you a statement each year showing the tax status of all your distributions.

   - The dividends that you receive are considered ordinary income for tax purposes.

   - Generally, the Fund's adviser does not consider taxes when deciding to buy or sell securities.

   - Distributions of dividends (or capital gains, if any) may be subject to state and local income taxes as well.

   - Foreign governments may withhold taxes on dividends and interest paid, while imposing taxes on other payments or gains, with respect to foreign securities.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

   SHAREHOLDER INFORMATION




   FINANCIAL HIGHLIGHTS
   The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

                                             FOR THE YEAR ENDED         OCTOBER 1,
                                               SEPTEMBER 30,              1997 TO
                                        ----------------------------   SEPTEMBER 30,
                                          2001       2000      1999       1998(a)
                                        --------   --------   ------   -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF
      PERIOD                            $   1.00   $   1.00   $ 1.00      $ 1.00
    --------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                 0.04       0.05     0.04        0.05
    --------------------------------------------------------------------------------
      Total from Investment Activities      0.04       0.05     0.04        0.05
    --------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                (0.04)     (0.05)   (0.04)      (0.05)
    --------------------------------------------------------------------------------
      Total Dividends                      (0.04)     (0.05)   (0.04)      (0.05)
    --------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD      $   1.00   $   1.00   $ 1.00      $ 1.00
    --------------------------------------------------------------------------------
    TOTAL RETURN                            4.42%      5.35%    4.42%       4.93%(b)
    --------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)   $396,119   $277,219   $5,395      $3,262
      Ratio of expenses to average net
        assets                              1.01%      1.00%    0.80%       0.83%(c)
      Ratio of net investment income
        to average net assets               4.22%      5.68%    4.34%       4.83%(c)
      Ratio of expenses to average net
        assets*                             1.24%      1.25%    1.39%       1.43%(c)

    * During the period, certain fees were voluntarily reduced or reimbursed. If such fee reductions or reimbursements had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of Reports and the SAI, prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                                   BB&T Funds
                               3435 Stelzer Road
                              Columbus, OHIO 43219
                           Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

   - Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6719.

                                     [LOGO]

                                   PROSPECTUS

                        U.S. TREASURY MONEY MARKET FUND

                                 CLASS A SHARES

                                JANUARY 30, 2002

                                   QUESTIONS?

                              Call 1-800-228-1872
                       or your investment representative

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

BB&T FUNDS                  TABLE OF CONTENTS

                                     RISK/RETURN SUMMARY AND FUND EXPENSES

                             [ICON]
Carefully review this                    3  Overview
important section,                       4  U.S. Treasury Money Market Fund
which summarizes the
Fund's investments,
risks, past
performance, and
fees.

                                     ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                             [ICON]
Review this section                     10  U.S. Treasury Money Market Fund
for information on                      10  Investment Practices
investment strategies
and their risks.

                                     FUND MANAGEMENT

                             [ICON]
Review this section                     13  The Investment Adviser
for details on the                      14  The Distributor and Administrator
people and
organizations who
oversee the Funds.

                                     SHAREHOLDER INFORMATION

                             [ICON]
Review this section                     15  Choosing a Share Class
for details on how                      15  Pricing of Fund Shares
shares are valued,                      16  Purchasing and Adding to Your Shares
how to purchase, sell                   20  Selling Your Shares
and exchange shares,                    22  General Policies on Selling Shares
related charges and                     23  Distribution Arrangements/Sales Charges
payments of dividends                   23  Distribution and Service (12b-1) Fees
and distributions.                      24  Exchanging Your Shares
                                        25  Dividends, Distributions and Taxes
                                        26  Financial Highlights

                                     BACK COVER

                             [ICON]
                                            Where to learn more about this Fund

 [LOGO]

     RISK/RETURN SUMMARY AND FUND EXPENSES                     OVERVIEW


    THE FUNDS                   BB&T Funds is a mutual fund family that offers
                                different classes of shares in separate
                                investment portfolios ("Funds"). The Funds
                                have individual investment goals and
                                strategies. This prospectus gives you
                                important information about the Class A Shares
                                of the BB&T U.S. Treasury Money Market Fund
                                that you should know before investing. Please
                                read this prospectus and keep it for future
                                reference.

                                The Fund in this prospectus is a mutual fund.
                                A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds, you should know a few general basics about investing in mutual funds.

                                The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

                                LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY
                                ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT
                                IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF
                                BRANCH BANKING AND TRUST COMPANY, BB&T
                                CORPORATION, THEIR AFFILIATES, OR ANY BANK. IT
                                IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT
                                AGENCY.

                                Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                                The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

   RISK/RETURN SUMMARY AND FUND EXPENSES                                OVERVIEW


                                U.S. TREASURY MONEY MARKET FUND

                                The Fund seeks current income with liquidity and stability of principal by investing primarily in short-term debt securities. The
                                Fund seeks to maintain a stable price of $1.00 per share.

    WHO MAY WANT TO INVEST      Consider investing in the Fund if you are:
                                - seeking preservation of capital
                                - investing short-term reserves
                                - willing to accept lower potential returns in
                                  exchange for a higher degree of safety

                                The Fund may not be appropriate if you are:
                                - seeking high total return
                                - pursuing a long-term goal or investing for
                                  retirement

                                                                   U.S. TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                       MONEY MARKET FUND




                                RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE        The Fund seeks current income with liquidity
                                and stability of principal by investing
                                exclusively in short-term United States
                                dollar-denominated obligations issued or
                                guaranteed by the U.S. Treasury, some of which
                                may be subject to repurchase agreements.

    PRINCIPAL INVESTMENT        To pursue this goal, the Fund invests
    STRATEGIES                  exclusively in short-term U.S.
                                dollar-denominated obligations issued by the
                                U.S. Treasury ("U.S. Treasury Securities"),
                                and repurchase agreements collateralized by
                                U.S. Treasury Securities. Obligations
                                purchased by the Fund are limited to U.S.
                                dollar-denominated obligations which the Board
                                of Trustees has determined present minimal
                                credit risks.



                                In managing the Fund, the portfolio manager focuses on generating a high-level of income.
                                The manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.



                                The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.



                                For a more complete description of the
                                securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 10 or consult the Statement of Additional Information ("SAI").

                                                                   U.S. TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                       MONEY MARKET FUND


                                RISK/RETURN SUMMARY
                                CONTINUED


    PRINCIPAL INVESTMENT        Your investment in the Fund may be subject to
    RISKS                       the following principal risk:



                                INTEREST RATE RISK: The possibility that the
                                Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.



                                For more information about this risk, please see Additional Investment Strategies and Risks on page 10.



                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR
                                AN OBLIGATION OF BRANCH BANKING AND TRUST
                                COMPANY, BB&T CORPORATION, THEIR AFFILIATES,
                                OR ANY BANK, AND IT IS NOT INSURED OR
                                GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
                                CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
                                ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE
                                OF YOUR INVESTMENT AT $1 PER SHARE, IT IS
                                POSSIBLE TO LOSE MONEY BY INVESTING IN THE
                                FUND.

                                                                   U.S. TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                       MONEY MARKET FUND


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1)

1993                                                                             2.54%
  94                                                                             3.23
  95                                                                             4.94
  96                                                                             4.41
  97                                                                             4.57
  98                                                                             4.59
  99                                                                             4.15
2000                                                                             5.27
01                                                                               3.16

                                            The performance information shown
                                            above is based on a calendar year.

                                            Best quarter:        1.38%  12/31/00
                                            Worst quarter:       0.36%  12/31/01
                                            ------------------------------------

                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                     (for the periods ended
                                                     December 31, 2001)(1)
                                                 ------------------------------

                                                                        1 YEAR   5 YEARS   SINCE INCEPTION
----------------------------------------------------------------------------------------------------------
 CLASS A SHARES                                                                             (10/5/92)
                                          ----------------------------------------------------------------
   U.S. TREASURY MONEY MARKET FUND                                      3.16%     4.35%         4.06%
----------------------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

As of December 31, 2001, the Fund's 7-day yield for Class A Shares was 1.10%. Without fee waivers and expense reimbursements, the Fund's yield would have been 0.86% for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

The chart and table on this page
   show how the U.S. Treasury Money
   Market Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by
   showing changes in the Fund's
   yearly performance to demonstrate
   that the Fund's value varied at
   different times. The table below
   it shows the Fund's performance
   over time. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.

                                                            U.S. TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                          FEES AND EXPENSES

                            SHAREHOLDER TRANSACTION
                            EXPENSES (FEES PAID BY YOU                 CLASS A
                            DIRECTLY)(1)                               SHARES
                            Maximum Sales Charge (load) on
                            Purchases                                    None
                            --------------------------------------------------
                            Maximum Deferred Sales Charge
                            (load)                                       None
                            --------------------------------------------------
                            Redemption Fee(2)                              0%
                            ANNUAL FUND OPERATING EXPENSES             CLASS A
                            (FEES PAID FROM FUND ASSETS)               SHARES
                            Management Fee(3)                           0.40%
                            --------------------------------------------------
                            Distribution and Service
                            (12b-1) Fee(3)                              0.50%
                            --------------------------------------------------
                            Other Expenses                              0.33%
                            --------------------------------------------------
                            Total Fund Operating
                            Expenses(3)                                 1.23%
                            --------------------------------------------------

                              (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                              (2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                              (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.30%. Additionally, distribution and service (12b-1) fees are expected to be limited to 0.36%. Total expenses after fee waivers and expense reimbursements are expected to be 0.99%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

As an investor in the
   U.S. Treasury Money
   Market Fund, you
   will pay the
   following fees and
   expenses when you
   buy and hold shares.
   Shareholder
   transaction fees are
   paid from your
   account. Annual Fund
   operating expenses
   are paid out of Fund
   assets, and are
   reflected in the
   share price.

                                                            U.S. TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                                     EXPENSE EXAMPLE

                                       U.S. TREASURY
                                       MONEY MARKET          1       3       5       10
                                       FUND                 YEAR   YEARS   YEARS   YEARS
                                       CLASS A SHARES       $125   $390    $676    $1,489
                                       --------------------------------------------------

Use the table at right to compare
   fees and expenses with those
   of other Funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

 [ICON]

     ADDITIONAL INVESTMENT STRATEGIES AND RISKS



   U.S. TREASURY MONEY MARKET FUND
   INVESTMENT PRACTICES

   The Fund invests in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the SAI for additional details regarding these and other permissible investments.

                        INSTRUMENT                          RISK TYPE
                        ----------                          ---------
    REPURCHASE AGREEMENTS: The purchase of a security       Market
    and the simultaneous commitment to return the           Credit
    security to the seller at an agreed upon price on
    an agreed upon date. This is treated as a loan.

    SECURITIES LENDING: The lending of up to 33 1/3%        Market
    of the Fund's total assets. In return the Fund          Leverage
    will receive cash, other securities, and/or             Liquidity
    letters of credit.                                      Credit

    SHORT-TERM OBLIGATIONS: High quality U.S. dollar-       Market
    denominated debt securities that have remaining         Credit
    maturities of one year or less. These securities
    may include U.S. government obligations, domestic
    and foreign commercial paper (including
    variable-amount master demand notes), bankers'
    acceptances, certificates of deposit and demand
    and time deposits of domestic and foreign branches
    of U.S. banks and foreign banks, and repurchase
    agreements. These investments are limited to those
    obligations which, at the time of purchase, (i)
    possess one of the two highest short-term ratings
    from at least two NRSROs (for example, commercial
    paper rated "A-1" or "A-2" by S&P and "P-1" or
    "P-2" by Moody's), or (ii) do not possess a rating
    (i.e., are unrated) but are determined by the
    Adviser or Sub-Adviser to be of comparable
    quality.

    TIME DEPOSITS: Non-negotiable receipts issued by a      Liquidity
    bank in exchange for the deposit of funds.              Credit
                                                            Market

    U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,         Interest Rate
    separately traded registered interest and
    principal securities, and coupons under bank entry
    safekeeping.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/ Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses positions in a derivative may be substantially greater than the derivatives original cost.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

 [ICON]

     FUND MANAGEMENT



   THE INVESTMENT ADVISER

   BB&T Asset Management, LLC ("BB&T Asset Management" or the "Adviser") is the adviser for the Fund. BB&T Asset Management is a wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T"). BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2001, BB&T Corporation had assets of approximately $70.9 billion. Through its subsidiaries, BB&T Corporation operates over 1,000 banking offices in Georgia, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.

   In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. While BB&T Asset Management has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 18 years, BB&T Asset Management currently manages and administers assets of more than $15 billion.

   Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the Fund paid as follows during its fiscal year ended:

                                                               PERCENTAGE OF
                                                             AVERAGE NET ASSETS
                                                               FOR THE FISCAL
                                                                 YEAR ENDED
                                                                  09/30/01
                                                             ------------------
    U.S. Treasury Money Market Fund......................          0.30%

   FUND MANAGEMENT




   THE DISTRIBUTOR AND ADMINISTRATOR
   BISYS Fund Services, L.P. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services, L.P. (the "Distributor"), also serves as the distributor of the Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   The SAI has more detailed information about the Adviser and other service providers.

 [ICON]

     SHAREHOLDER INFORMATION



   CHOOSING A SHARE CLASS



   BB&T Funds offer different classes of Fund Shares, which have different expenses and other characteristics. Only one class of Funds here, Class A Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Class A Shares:

   CLASS A SHARES

   - No sales charges.

   - Distribution and service fees of 0.50% of average daily net assets.

   For actual past expenses of Class A Shares, see the fund information earlier in this prospectus.

   Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

   PRICING OF FUND SHARES

   ------------------------------
   HOW NAV IS CALCULATED

   The NAV is calculated by
   adding the total value of the
   Fund's investments and other
   assets, subtracting its
   liabilities and then dividing
   that figure by the number of
   outstanding shares of the
   Fund:

               NAV =
     Total Assets - Liabilities
     --------------------------
          Number of Shares
            Outstanding

   NAV is calculated separately
   for each class of shares.
   ------------------------------



                                           U.S. TREASURY MONEY MARKET FUND


                                           The per share net asset value ("NAV")
                                           of the U.S. Treasury Money Market
                                           Funds will be determined at 12:00
                                           p.m. Eastern Time, 3:00 p.m. Eastern
                                           Time, and at the close of regular
                                           trading on the New York Stock
                                           Exchange, normally at 4:00 p.m.
                                           Eastern Time, on days the Exchange is
                                           open.


                                           Your order for purchase, sale or
                                           exchange of shares is priced at the
                                           next NAV calculated after your order
                                           is received. This is what is known as
                                           the offering price.



                                           The Fund uses the amortized cost
                                           method of valuing its investments,
                                           which does not take into account
                                           unrealized gains or losses. For
                                           further information regarding the
                                           methods used in valuing the Fund's
                                           investments, please see the SAI.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

                                                        MINIMUM INITIAL   MINIMUM
                                  ACCOUNT TYPE            INVESTMENT     SUBSEQUENT
                                  Class A
                                  -------------------------------------------------
                                  Regular                        $1,000          $0
                                  -------------------------------------------------
                                  Automatic Investment
                                  Plan                              $25         $25

                                     All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.



                                     The Fund may waive its minimum purchase
                                     requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

   You may purchase Shares of
   the Fund through the
   Distributor or through
   banks, brokers and other
   investment
   representatives or
   institutions, which may
   charge additional fees
   and may require higher
   minimum investments or
   impose other limitations
   on buying and selling
   shares. If you purchase
   shares through an
   investment
   representative or
   institution, that party
   is responsible for
   transmitting orders by
   close of business and
   may have an earlier
   cut-off time for
   purchase and sale
   requests.

   Consult your investment
   representative or
   institution for specific
   information.

   -----------------------------------------------------------------------------

   AVOID TAX WITHHOLDING

   The Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED


   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.


   Initial Investment:


   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "BB&T Funds."

   3. Mail to: BB&T Funds
      P.O. Box 182533
      Columbus, OH 43218-2533


   Subsequent:



   1. Use the investment slip attached to
      your account statement. Or, if
      unavailable,


   2. Include the following information on a piece of paper:
      - BB&T Funds/Fund name
      - Class A Shares
      - Amount invested
      - Account name
      - Account number
      Include your account number on your
      check.


   3. Mail to: BB&T Funds
      P.O. Box 182533
      Columbus, OH 43218-2533


   BY OVERNIGHT SERVICE


   See instructions 1-2 above for subsequent investments.


   4. Send to: BB&T Funds
      c/o BISYS Fund Services
      Attn: T.A. Operations
      3435 Stelzer Road
      Columbus, OH 43219

ELECTRONIC VS. WIRE TRANSFER

                                                     Wire transfers allow
                                                     financial institutions to
                                                     send funds to each other,
                                                     almost instantaneously.
                                                     With an electronic purchase
                                                     or sale, the transaction is
                                                     made through the Automated
                                                     Clearing House (ACH) and
                                                     may take up to eight days
                                                     to clear. There is
                                                     generally no fee for ACH
                                                     transactions.

                                                             QUESTIONS?

                                                     Call 800-451-8382 or your
                                                     investment representative.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED



   ELECTRONIC PURCHASES



   Your bank must participate in the Automated Clearing House (ACH) and must be a U. S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-228-1872 to arrange a transfer from your bank account.

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment:

   Fax the completed application, along with a request for a confirmation number to 1-800-228-1872. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:

   Instruct your bank to wire transfer your investment to:

     Huntington National Bank
     Routing Number: ABA #044 000 024
     A/C 01899607383
     BB&T Funds

   Include:

     Your name
     Your confirmation number

   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-228-1872 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.
   -----------------------------------------------------------------------------

   YOU CAN ADD TO YOUR ACCOUNT BY USING THE CONVENIENT OPTIONS DESCRIBED BELOW. THE FUND RESERVES THE RIGHT TO CHANGE OR ELIMINATE THESE PRIVILEGES AT ANY TIME WITH 60 DAYS NOTICE.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED



   AUTOMATIC INVESTMENT PLAN
   You can make automatic investments in
   the Fund from your bank account,
   through payroll deduction or from your
   federal employment, Social Security or
   other regular government checks.
   Automatic investments can be as little
   as $25, once you've invested the $25
   minimum required to open the account.



   To invest regularly from your bank
   account:
      - Complete the Automatic Investment
        Plan portion on your Account
        Application or the supplemental
        sign-up form
      - Make sure you note:
        - Your bank name, address and
          account number
        - The amount you wish to invest
          automatically (minimum $25)
        - How often you want to invest
          (every month, 4 times a year,
          twice a year or once a year)

      - Attach a voided personal check.

   Call 1-800-228-1872 for an enrollment
   form or consult the SAI for additional
   information.
   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends for the U.S. Treasury Money Market Fund are declared daily and paid monthly. Capital gains, if any, are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
   -----------------------------------------------------------------------------

                                                     DIRECTED DIVIDEND OPTION


                                                     By selecting the
                                                     appropriate box in the
                                                     Account Application, you
                                                     can elect to receive your
                                                     distributions in cash
                                                     (check) or have
                                                     distributions (capital
                                                     gains and dividends)
                                                     reinvested in another BB&T
                                                     Fund without a sales
                                                     charge. You must maintain
                                                     the minimum balance in each
                                                     Fund into which you plan to
                                                     reinvest dividends or the
                                                     reinvestment will be
                                                     suspended and your
                                                     dividends paid to you. The
                                                     Fund may modify or
                                                     terminate this reinvestment
                                                     option without notice. You
                                                     can change or terminate
                                                     your participation in the
                                                     reinvestment option at any
                                                     time.

   SHAREHOLDER INFORMATION




   SELLING YOUR SHARES
   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received
   by the Fund, its transfer
   agent, or your investment
   representative. Normally
   you will receive your
   proceeds within a week
   after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.

                                        ----------------------------------------

                                           WITHDRAWING MONEY FROM YOUR FUND
                                           INVESTMENT

                                           As a mutual fund shareholder, you are
                                           technically selling shares when you
                                           request a withdrawal in cash. This is
                                           also known as redeeming shares or a
                                           redemption of shares.

                                        ----------------------------------------

   INSTRUCTIONS FOR SELLING SHARES

   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below)

   BY MAIL

     1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
       - amount you wish to redeem
       - address where your check should be sent
       - account owner signature

     2. Mail to: BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533.

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES -- REDEMPTIONS IN WRITING REQUIRED" BELOW)

     1. See instruction 1 above.

     2. Send to: BB&T Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

   Call 1-800-228-1872 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call 1-800-228-1872 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   AUTO REDEMPTION PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

     - Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

     - Include a voided personal check.

     - Your account must have a value of $5,000 or more to start withdrawals.

     - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   REDEMPTION BY CHECK WRITING

   You may write checks in amounts of $100 or more on your account in the U.S. Treasury Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance in the Fund of $1,000 and you may not close your Fund account by writing a check.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN WRITING REQUIRED

   You must request a redemption in writing if:

     - Redemption from an Individual Retirement Account ("IRA").

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner(s) of the account; or

     - Your account address has changed within the last ten business days; or

     - The redemption proceeds are being transferred to another Fund account with different registration; or

     - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.





   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   CALCULATION OF SALES CHARGES
   CLASS A SHARES

   Class A Shares are sold at their public offering price. This price equals NAV. There is no sales charge on Class A Shares of the U.S. Treasury Money Market Fund.

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

    - Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund.

    - The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

   EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares may be exchanged for Trust Shares of the same Fund if you become eligible to purchase Trust Shares. Additionally, Trust Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Trust Shares. Class A Shares may not be exchanged for Class B Shares. No transaction fees are currently charged for exchanges. However, the exchange of Trust Shares for Class A Shares will require payment of the sales charges unless the sales charge is waived.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:

    - Your name and telephone number

    - The exact name on your account and account number

    - Taxpayer identification number (usually your Social Security number)

    - Dollar value or number of shares to be exchanged

    - The name of the Fund from which the exchange is to be made

    - The name of the Fund to which the exchange is being made

   See "Selling your Shares" for important information about telephone transactions.

   To prevent disruption in the management of the Funds, due to market timing strategies, the Trust reserves the right to reject any exchange it believes will increase transaction costs, or otherwise affect other shareholders. Specifically, exchange activity may be limited to four exchanges from a Fund during a calendar year.
 24

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   CONTINUED

   NOTES ON EXCHANGES

   When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.



   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains, if any, will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

   BB&T Funds will send you a statement each year showing the tax status of all your distributions.

   - The dividends that you receive are considered ordinary income for tax purposes.

   - Generally, the Fund's adviser does not consider taxes when deciding to buy or sell securities.

   - Distributions of dividends (or capital gains, if any) may be subject to state and local income taxes as well.

   - Foreign governments may withhold taxes on dividends and interest paid, while imposing taxes on other payments or gains, with respect to foreign securities.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

   SHAREHOLDER INFORMATION




   FINANCIAL HIGHLIGHTS
   The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

                                             FOR THE YEAR ENDED SEPTEMBER 30,
                                     -------------------------------------------------
                                       2001       2000      1999      1998      1997
                                     --------   --------   -------   -------   -------
    CLASS A SHARES
    NET ASSET VALUE,
      BEGINNING OF PERIOD            $   1.00   $   1.00   $  1.00   $  1.00   $  1.00
    ----------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income              0.04       0.05      0.04      0.05      0.04
    ----------------------------------------------------------------------------------
      Total from Investment
        Activities                       0.04       0.05      0.04      0.05      0.04
    ----------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income             (0.04)     (0.05)    (0.04)    (0.05)    (0.04)
    ----------------------------------------------------------------------------------
      Total Dividends                   (0.04)     (0.05)    (0.04)    (0.05)    (0.04)
    ----------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD   $   1.00   $   1.00   $  1.00   $  1.00   $  1.00
    ----------------------------------------------------------------------------------
    TOTAL RETURN                         4.20%      4.98%     4.08%     4.75%     4.50%
    ----------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period
        (000)                        $208,914   $170,380   $42,241   $41,478   $32,541
      Ratio of expenses to average
        net assets                       1.03%      1.00%     0.84%     0.86%     0.95%
      Ratio of net investment
        income to average net
        assets                           4.08%      5.11%     4.00%     4.65%     4.41%
      Ratio of expenses to average
        net assets*                      1.23%      1.23%     1.23%     1.26%     1.25%

   * During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

                        THIS PAGE INTENTIONALLY LEFT BLANK

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of Reports and the SAI, prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                                   BB&T Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                           Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

   - Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6719.

                               [BB&T FUNDS LOGO]

                                   PROSPECTUS

                           SMALL COMPANY GROWTH FUND

                                  TRUST SHARES

                                JANUARY 30, 2002

                                   QUESTIONS?

                              Call 1-800-228-1872
                       or your investment representative

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

         BB&T FUNDS                                   TABLE OF CONTENTS

                                                      RISK/RETURN SUMMARY AND FUND EXPENSES

                                            [ICON]
Carefully review this important                           3  Overview
section, which summarizes each                            4  Small Company Growth Fund
Fund's investments, risks, past
performance, and fees.

                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                            [ICON]
Review this section for                                   8  Investment Practices
information on investment                                10  Investment Risks
strategies and their risks.

                                                      FUND MANAGEMENT

                                            [ICON]
Review this section for details on                       12  The Investment Adviser
the people and organizations who                         12  The Investment Sub-Adviser
oversee the Funds.                                       12  Portfolio Managers
                                                         13  The Distributor and Administrator

                                                      SHAREHOLDER INFORMATION

                                            [ICON]
Review this section for details on                       14  Choosing a Share Class
how shares are valued, how to                            15  Pricing of Fund Shares
purchase, sell and exchange                              16  Purchasing and Adding to Your Shares
shares, related charges, and                             17  Selling Your Shares
payments of dividends and                                19  General Policies on Selling Shares
distributions.                                           20  Exchanging Your Shares
                                                         21  Dividends, Distributions and Taxes
                                                         22  Financial Highlights

                                                      BACK COVER

                                            [ICON]
                                                             Where to learn more about this Fund

 [LOGO]

 RISK/RETURN SUMMARY AND FUND EXPENSES                  OVERVIEW


    THE FUNDS                             BB&T Funds is a mutual fund family that offers different
                                          classes of shares in separate investment portfolios
                                          ("Funds"). The Funds have individual investment goals and
                                          strategies. This prospectus gives you important information about the Trust Shares of the BB&T Small Company Growth Fund that you should know before investing. The Fund also offers three additional classes of shares called Class A Shares,
                                          Class B Shares, and Class C Shares which are offered in a
                                          separate prospectus. Other BB&T Funds are offered in
                                          separate prospectuses. Please read this prospectus and keep it for future reference.



                                          The BB&T Small Company Growth Fund is a mutual fund. A
                                          mutual fund pools shareholders' money and, using
                                          professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you
                                          should know a few general basics about investing in mutual funds.



                                          The value of your investment in a mutual fund is based on
                                          the market prices of the securities the mutual fund holds.
                                          These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary
                                          depending on the types of securities a mutual fund owns and the markets where these securities trade.



                                          LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                                          INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE BB&T SMALL
                                          COMPANY GROWTH FUND IS NOT A DEPOSIT OR AN OBLIGATION OF
                                          BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR
                                          AFFILIATES, OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR
                                          ANY GOVERNMENT AGENCY.



                                          Each BB&T Fund has its own investment goal and strategies
                                          for reaching that goal. However, it cannot be guaranteed
                                          that a Fund will achieve its goal. Before investing, make
                                          sure that the Fund's goal matches your own.



                                          The portfolio manager invests the Fund's assets in a way
                                          that the manager believes will help the Fund achieve its
                                          goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other mutual funds with similar objectives.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW


                          SMALL COMPANY GROWTH FUND

                                          The Fund seeks long-term capital appreciation and invests
                                          primarily in equity and equity-related securities,
                                          principally common stocks.



    WHO MAY WANT TO INVEST                Consider investing in this Fund if you are:
                                          - seeking a long-term goal such as retirement
                                          - looking to add a growth component to your portfolio
                                          - willing to accept the risks of investing in the stock
                                            markets



                                          This Fund may not be appropriate if you are:
                                          - pursuing a short-term goal or investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND





                           RISK/RETURN
                               SUMMARY
    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and
                                          equity-related securities of small capitalization growth
                                          companies.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in common
                                          stocks of U.S. small capitalization growth companies (market capitalization under $2 billion) which the portfolio manager believes have above-average earnings growth potential.



                                          In managing the Fund's portfolio, the manager initially
                                          screens for "growth" stocks from the universe of companies with market capitalization under $2 billion. The manager
                                          uses fundamental analysis to examine each company for
                                          financial strength before deciding to purchase the stock.



                                          The Fund generally will sell a stock when, in the portfolio manager's opinion, there is a deterioration in the company's fundamentals, the company fails to meet performance
                                          expectations or the stock's relative price momentum declines meaningfully.



                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see Additional Investment Strategies and
                                          Risks on page 8 or consult the Statement of Additional
                                          Information ("SAI").

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:



                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.



                                          SMALL COMPANY RISK: Investing in smaller, lesser-known
                                          companies involves greater risk than investing in those that are more established. A small company's financial well-
                                          being may, for example, depend heavily on just a few
                                          products or services. In addition, investors may have
                                          limited flexibility to buy or sell small company stocks,
                                          which tend to trade less frequently than those of larger
                                          firms.



                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- small company growth stocks -- will underperform other kinds of investments or
                                          market averages.



                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 8.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1995                                                                             45.99%
96                                                                               31.19%
97                                                                                4.96%
98                                                                                3.29%
99                                                                               72.65%
2000                                                                            -15.06%
01                                                                              -36.97%

                                         The performance information shown above
                                         is based on a calendar year.

                                              Best
                                              quarter:     47.97%       12/31/99
                                              Worst
                                              quarter:    -20.24%        3/31/97
                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2001)(1)
The table on this page shows how the
Small Company Growth Fund has
performed and how its performance has
varied from year to year. The bar
chart gives some indication of risk
by showing changes in the Fund's
yearly performance to demonstrate
that the Fund's value varied at
different times. The table below it
compares the Fund's performance over
time to that of the Russell 2000(R)
Index, an unmanaged index generally
representative of domestically funded
common stocks of small to mid-sized
companies. Of course, past
performance does not indicate how the
Fund will perform in the future.

                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                         (12/7/94)
   SMALL COMPANY GROWTH FUND                                             -36.97%        0.04%            10.56%
   RUSSELL 2000(R) INDEX                                                   2.49%        7.52%            11.83%(2)

(1) Both charts assume reinvestment of dividends and distributions.

(2) Since 11/30/94.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND


                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES                            TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)                             SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                                    None
                                                     ----------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)                         None
                                                     ----------------------------------------------------------------------
                                                     Redemption Fee(2)                                              0%



                                                     ANNUAL FUND OPERATING EXPENSES                              TRUST
                                                     (FEES PAID FROM FUND ASSETS)                               SHARES

                                                     Management Fee                                              1.00%
                                                     ----------------------------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                                 0.00%
                                                     ----------------------------------------------------------------------

                                                     Other Expenses                                              0.47%
                                                     ----------------------------------------------------------------------

                                                     Total Fund Operating Expenses                               1.47%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.
As an investor in the Small
Company Growth Fund, you will pay
the following fees and expenses
when you buy and hold shares.
Shareholder transaction fees are
paid from your account. Annual
Fund operating expenses are paid
out of Fund assets, and are
reflected in the share price.

                                               EXPENSE EXAMPLE

                                                                                       1       3       5       10
                                                        SMALL COMPANY GROWTH FUND     YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES                     $150   $465    $803    $1,757

Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

 [LOGO]

 ADDITIONAL INVESTMENT STRATEGIES AND RISKS



   SMALL COMPANY GROWTH FUND
   Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities of small companies. This policy will not be changed without 60 days' advance notice to shareholders. Small companies are those companies with market capitalizations under $2 billion at the time of purchase.

   The Fund may invest in foreign securities through the purchase of ADRs or the purchase of securities on the New York Stock Exchange. However, the Fund will not do so if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 25% of the value of its total assets.

   TEMPORARY DEFENSIVE MEASURES. If deemed appropriate under the circumstances, the Fund may increase its holdings in short-term obligations to up to 100% of its total assets. Under normal market conditions, the Fund will limit its investment in short-term obligations to 20% of its total assets.


   INVESTMENT PRACTICES

   The Fund invests in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the SAI for additional details regarding these and other permissible investments.

                             INSTRUMENT                               RISK TYPE
                             ----------                               ---------
    AMERICAN DEPOSITARY RECEIPTS ("ADRS"):  ADRs are foreign          Market
    shares of a company held by a U.S. bank that issues a             Political
    receipt evidencing ownership.                                     Foreign Investment

    CALL AND PUT OPTIONS:  A call option gives the buyer the          Management
    right to buy, and obligates the seller of the option to           Liquidity
    sell, a security at a specified price. A put option gives         Credit
    the buyer the right to sell, and obligates the seller of the      Market
    option to buy a security at a specified price. The Funds          Leverage
    will sell only covered call and secured put options.

    COMMON STOCK:  Shares of ownership of a company.                  Market

    CONVERTIBLE SECURITIES:  Bonds or preferred stock that            Market
    convert to common stock.                                          Credit

    DERIVATIVES:  Instruments whose value is derived from an          Management
    underlying contract, index or security, or any combination        Market
    thereof, including futures, options (e.g., put and calls),        Credit
    options on futures, swap agreements, and some                     Liquidity
    mortgage-backed securities.                                       Leverage
                                                                      Interest Rate

    FOREIGN SECURITIES:  Stocks issued by foreign companies, as       Market
    well as commercial paper of foreign issuers and obligations       Political
    of foreign banks, overseas branches of U.S. banks and             Liquidity
    supranational entities.                                           Foreign Investment

    FUTURES AND RELATED OPTIONS:  A contract providing for the        Management
    future sale and purchase of a specified amount of a               Market
    specified security, class of securities, or an index at a         Credit
    specified time in the future and at a specified price.            Liquidity
                                                                      Leverage

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               RISK TYPE
                             ----------                               ---------
    INDEX-BASED SECURITIES:  Index-based securities such as           Market
    Standard & Poor's Depository Receipts ("SPDRs") and
    NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price
    performance and dividend yield of an index, such as the S&P
    500 Index or the NASDAQ-100 Index. Index-based securities
    entitle a holder to receive proportionate quarterly cash
    distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust
    expenses. Unit investment trusts are registered investment companies. Therefore, a Fund's investment in index-based
    securities is subject to the limitations on investing in
    investment company securities described below.

    INVESTMENT COMPANY SECURITIES:  Shares of investment              Market
    companies. Each Fund, other than the U.S. Treasury Fund, may invest up to 5% of its total assets in the shares of any one registered investment company, but may not own more than 3%
    of the securities of any one registered investment company or invest more than 10% of its total assets in the
    securities of other registered investment companies. These registered investment companies may include money market
    funds of BB&T Funds and shares of other registered
    investment companies for which the Adviser to a Fund or any of their affiliates serves as investment adviser,
    administrator or distributor.

    PREFERRED STOCKS:  Preferred Stocks are equity securities         Market
    that generally pay dividends at a specified rate and have
    preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

    REPURCHASE AGREEMENTS:  The purchase of a security and the        Market
    simultaneous commitment to return the security to the seller      Credit
    at an agreed upon price on an agreed upon date. This is
    treated as a loan.

    REVERSE REPURCHASE AGREEMENT:  The sale of a security and         Market
    the simultaneous commitment to buy the security back at an        Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

    SECURITIES LENDING:  The lending of up to 33 1/3% of the          Market
    Fund's total assets. In return the Fund will receive cash,        Leverage
    other securities, and/or letters of credit.                       Liquidity
                                                                      Credit

    SHORT-TERM OBLIGATIONS:  High quality U.S.                        Market
    dollar-denominated debt securities that have remaining            Credit
    maturities of one year or less. These securities may include
    U.S. government obligations, domestic and foreign commercial paper (including variable-amount master demand notes),
    bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. These
    investments are limited to those obligations which, at the time of purchase, (i) possess one of the two highest
    short-term ratings from at least two NRSROs (for example,
    commercial paper rated "A-1" or "A-2" by S&P and "P-1" or
    "P-2" by Moody's), or (ii) do not possess a rating (i.e.,
    are unrated) but are determined by the Adviser or
    Sub-Adviser to be of comparable quality.

    U.S. GOVERNMENT AGENCY SECURITIES:  Securities issued by          Interest Rate
    agencies and instrumentalities of the U.S. government. These      Credit
    include Ginnie Mae, Fannie Mae, and Freddie Mac.

    U.S. TREASURY OBLIGATIONS:  Bills, notes, bonds, separately       Interest Rate
    traded registered interest and principal securities, and
    coupons under bank entry safekeeping.

    WARRANTS:  Securities, typically issued with preferred stock      Market
    or bonds, that give the holder the right to buy a                 Credit
    proportionate amount of common stock at a specified price.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS




   INVESTMENT RISKS
   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

       SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

 [LOGO]

 FUND MANAGEMENT



   THE INVESTMENT ADVISER
   BB&T Asset Management, LLC ("BB&T Asset Management" or the "Adviser") is the adviser for the Funds. BB&T Asset Management is a wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T"). BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2001, BB&T Corporation had assets of approximately $70.9 billion. Through its subsidiaries, BB&T Corporation operates over 1,000 banking offices in Georgia, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.

   In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. While BB&T Asset Management has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 18 years. BB&T Asset Management currently manages and administers assets of more than $15 billion.

   Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the Fund paid as follows during their fiscal year ended:

                                                                PERCENTAGE OF AVERAGE
                                                                 NET ASSETS FOR THE
                                                                  FISCAL YEAR ENDED
                                                                      09/30/00
                                                                ---------------------
Small Company Growth Fund...................................            1.00%



   THE INVESTMENT SUB-ADVISER

   BlackRock Financial Management, Inc. ("BFMI") serves as the Sub-Adviser to the Small Company Growth Fund pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, BFMI manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T Asset Management and in accordance with the Small Company Growth Fund's investment objective, policies and restrictions.

   BFMI is an indirect wholly owned subsidiary of BlackRock Inc., one of the largest publicity traded investment management firms in the United States with $226 billion of assets under management as of September 30, 2001. BlackRock is a member of The PNC Financial Services Group, Inc., one of the largest diversified financial services organizations in the United States. BFMI has offices at 100 Bellevue, Parkway, Wilmington, Delaware 19809.


   PORTFOLIO MANAGERS

   William J. Wykle has been the portfolio manager for the Small Company Growth Fund since its inception. Mr. Wykle has been an investment manager with BFMI since 1995 and has been a Portfolio Manager of the BlackRock Funds Small Cap Growth Equity Portfolio since its inception. From 1986 to 1995, he was an investment manager at PNC Bank and its predecessor, Provident National Bank.

   FUND MANAGEMENT




   THE DISTRIBUTOR AND ADMINISTRATOR
   BISYS Fund Services, L.P. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services, L.P. (the "Distributor"), also serves as the distributor of the Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   The SAI has more detailed information about the Adviser and other service providers.

 [LOGO]

 SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS
   BB&T Funds offer different classes of Fund shares, which have different expenses and other characteristics. Only one class of Fund shares, Trust Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Trust
   Shares:

   TRUST SHARES

   - No sales charges.

   - No distribution and service (12b-1) fees.

   - Available only to Branch Banking and Trust Company and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity.

   For actual past expenses of the Trust Shares, see the Fund information earlier in this prospectus.

   The Funds also offer Class A Shares, Class B Shares, and Class C Shares, each of which has its own expense structure. Class A Shares, Class B Shares, and Class C Shares are available to investors who are not fiduciary clients of Branch Banking and Trust Company and who are not otherwise eligible for Trust Shares. Call the Distributor for more information (see back cover of this prospectus).

   Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

   SHAREHOLDER INFORMATION




   PRICING OF FUND SHARES
   ------------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of the
   Fund's investments and other
   assets, subtracting its
   liabilities and then dividing
   that figure by the number of
   outstanding shares of the
   Fund:

               NAV =
        Total Assets - Total
            Liabilities
   -------------------------------
          Number of Shares
            Outstanding

   Generally, you can find the
   Fund's NAV daily in The Wall
   Street Journal and other
   newspapers. NAV is calculated
   separately for each class of
   shares.

   ------------------------------
Per share net asset value ("NAV") for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

A Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by BB&T Funds' Pricing Committee pursuant to procedures established by BB&T Funds' Board of Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION




   PURCHASING AND ADDING TO YOUR SHARES

   You may purchase Trust Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers approved by the Distributor.

   These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information.

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. The Small Company Growth Fund declares and pays income dividends quarterly. Capital gains are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

   -----------------------------------------------------------------------------

   AVOID TAX WITHHOLDING

   The Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES

   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received
   by the Fund, its transfer
   agent, or your investment
   representative. Normally you
   will receive your proceeds
   within a week after your
   request is received. See
   section on "General Policies
   on Selling Shares" below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

   BY MAIL

     1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533.

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW)

     1. See instruction 1 above.
     2. Send to: BB&T Funds c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through a financial institution or your financial adviser or broker, ask them for their redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this Prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

   Call 1-800-228-1872 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank

   Your bank may charge for this service.

   Call 1-800-228-1872 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner(s) of the account; or

     - Your account address has changed within the last ten business days; or

     - The redemption proceeds are being transferred to another Fund account with a different registration; or

     - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.

   SHAREHOLDER INFORMATION




   EXCHANGING YOUR SHARES
   You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Trust Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Trust Shares. Trust Shares of each Fund may not be exchanged for Class B Shares or Class C Shares. No transaction fees are currently charged for exchanges. However, the exchange of Trust Shares for Class A Shares will require payment of the sales charge unless the sales charge is waived. Please consult the Class A, Class B, and Class C Shares prospectus for more information.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:

    - Your name and telephone number.

    - The exact name on your account and account number.

    - Taxpayer identification number (usually your Social Security number).

    - Dollar value or number of shares to be exchanged.

    - The name of the Fund from which the exchange is to be made.

    - The name of the Fund into which the exchange is being made.

   See "Selling your Shares" for important information about telephone transactions.

   To prevent disruption in the management of the Funds, due to market timing strategies, the Trust reserves the right to reject any exchange it believes will increase transaction costs, or otherwise affect other shareholders. Specifically, exchange activity may be limited to four exchanges from a Fund during a calendar year.

   NOTES ON EXCHANGES

   When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

   SHAREHOLDER INFORMATION




   DIVIDENDS, DISTRIBUTIONS AND TAXES
   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

   A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

   Any gain resulting from the sale or exchange of your Fund Shares (even if the income from which is tax exempt) will generally be subject to tax. You should consult your tax adviser for more information on your own tax situation, including possible state and local taxes.

   BB&T Funds will send you a statement each year showing the tax status of all your distributions.

   - The dividends and short-term capital gains that you receive are considered ordinary income for tax purposes.

   - Any distributions of net long-term capital gains by the Fund are taxable to you as long-term capital gains for tax purposes, no matter how long you've owned shares in the Fund.

   - Generally, the Fund's adviser does not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

   - If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

   - Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

   SHAREHOLDER INFORMATION




   FINANCIAL HIGHLIGHTS
   The Financial Highlights Table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

                                                               FOR THE YEAR ENDED SEPTEMBER 30,
                                                      --------------------------------------------------
                                                        2001       2000       1999      1998      1997
                                                      --------   --------   --------   -------   -------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD              $  35.49   $  25.25   $  17.69   $ 23.52   $ 21.18

    INVESTMENT ACTIVITIES
      Net investment loss                                (0.15)     (0.17)     (0.22)    (0.20)    (0.11)
      Net realized and unrealized gains (losses) on
        investments                                     (16.56)     13.41       7.78     (5.32)     2.47
    ----------------------------------------------------------------------------------------------------
      Total from Investment Activities                  (16.71)     13.24       7.56     (5.52)     2.36
    ----------------------------------------------------------------------------------------------------

    DIVIDENDS:
      Net realized gains                                 (6.07)     (3.00)        --        --        --
      In excess of net realized gains                    (0.27)        --         --     (0.31)    (0.02)
    ----------------------------------------------------------------------------------------------------
      Total Dividends                                    (6.34)     (3.00)        --     (0.31)    (0.02)
    ----------------------------------------------------------------------------------------------------

    NET ASSET VALUE, END OF PERIOD                    $  12.44   $  35.49   $  25.25   $ 17.69   $ 23.52
    ----------------------------------------------------------------------------------------------------
    TOTAL RETURN                                        (54.85)%    54.82%     42.66%   (23.62%)   11.17%
    ----------------------------------------------------------------------------------------------------

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of Period (000)                 $102,260   $197,795   $105,725   $65,180   $58,660
      Ratio of expenses to average net assets             1.47%      1.41%      1.54%     1.61%     1.64%
      Ratio of net investment loss to average net
        assets                                           (0.64)%    (0.49)%    (0.98)%   (1.11)%   (1.04)%
      Portfolio turnover(a)                             286.49%    206.16%    184.39%   157.44%    80.66%

   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of reports and the SAI, prospectuses of other members of the BB&T funds family, or request other information and discuss your questions about the fund by contacting a broker or bank that sells the fund. Or contact the Fund at:

                                   BB&T Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                           Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

   - Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6719.

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